Registration No. 333-188293
811-02091
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 10
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 213
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 362-2384
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Depositor's Telephone Number, including Area Code
Doug Hodgson
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
(for applications signed on or after August 1, 2013)
It is proposed that this filing will become effective (check appropriate box)
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date) pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
__XX_    on November 2, 2015 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
(FOR APPLICATIONS SIGNED ON OR AFTER AUGUST 1, 2013)
Prospectus dated November 2, 2015
This prospectus describes Principal Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated November 2, 2015, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal Investment Plus Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You generally may allocate your investment in the Contract among the following investment options : dollar cost averaging fixed accounts (“ DCA Plus accounts ”), a Fixed Account and the Separate Account divisions . The DCA Plus accounts and the Fixed Account are a part of our General Account. Obligations of the General Account are subject to the rights of the Company’s other creditors and the Company's overall claims paying ability. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “ underlying mutual funds ”). A list of the underlying mutual funds available under the Contract is shown below.
Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Principal Investment Plus Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
The Contract is available with or without the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract with the Premium Payment Credit Rider will cost more than a Contract without the Premium Payment Credit Rider. You should review your own circumstances to determine whether this rider is suitable for you. To assist you in making that determination, we have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE:
We recapture the premium payment credit if you return the Contract during the examination offer period or request full annuitization of the Contract prior to the third Contract anniversary. You take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you would be worse off than if you had not purchased the Premium Payment Credit Rider.

The Contract is available with or without a Guaranteed Minimum Withdrawal Benefit rider (GMWB). The GMWB riders currently available are Principal Income Builder 3 (“PIB 3”) and Principal Income Builder 10 (“PIB 10”). You may only elect one GMWB rider. There is a charge for the rider that is deducted quarterly.
If you purchase a GMWB rider with your Contract, your investment options are limited to the following Principal Variable Contracts Funds: Diversified Balanced Managed Volatility Account; Diversified Growth Managed Volatility Account; Diversified Balanced Account; Diversified Growth Account; and Diversified Income Account.
This prospectus describes all material features of the Contract and any material differences due to state variations. All italicized words within this Prospectus are defined terms that can be found in the Glossary.

The underlying mutual funds available under the Contract are listed below (1) . However, if you purchase a GMWB rider with your Contract, your investment options are limited to the following Principal Variable Contracts Funds: Diversified Balanced Managed Volatility Account; Diversified Growth Managed Volatility Account; Diversified Balanced Account; Diversified Growth Account; and Diversified Income Account.

AllianceBernstein Variable Products Series Fund — Class A	Neuberger Berman Advisers Management Trust
• AllianceBernstein Small/Mid Cap Value Portfolio	• Large Cap Value Portfolio — I Class
American Century Variable Portfolios, Inc.	• Socially Responsive Portfolio — I Class
• Inflation Protection Fund — Class II	PIMCO Variable Insurance Trust
• Mid Cap Value Fund — Class II	• All Asset Portfolio — Administrative Class
• Ultra Fund — Class II	• High Yield Portfolio — Administrative Class
American Funds Insurance Series — Class 2	• Low Duration Portfolio — Advisor Class
• Global Small Capitalization Fund	• Total Return Portfolio — Administrative Class
• New World Fund	Principal Variable Contracts Funds — Class 1
BlackRock Variable Insurance Funds — Class III	• Bond & Mortgage Securities Account
• Global Allocation V.I. Fund	• Diversified International Account
• iShares Alternative Strategies V.I.	• Equity Income Account
• iShares Dynamic Allocation V.I.	• Government & High Quality Bond Account
• iShares Dynamic Fixed Income V.I.	• Income Account
• iShares Equity Appreciation V.I.	• International Emerging Markets Account
Columbia VP — Class 2	• LargeCap Growth Account
• Limited Duration Credit Fund	• LargeCap Growth Account I
Delaware Variable Insurance Products — Service Class	• LargeCap S&P 500 Index Account
• Limited Term Diversified Income Series	• LargeCap Value Account
• Small Cap Value	• MidCap Account(2)
Deutsche Variable Insurance Portfolio — Class B	• Money Market Account
• Small Mid Cap Value VIP	• Principal Capital Appreciation Division
Dreyfus Investment Portfolios — Service Shares	• Principal LifeTime 2010 Account(3)
• Technology Growth Portfolio	• Principal LifeTime 2020 Account(3)
Fidelity Variable Insurance Products — Service Class 2	• Principal LifeTime 2030 Account(3)
• Contrafund® Portfolio	• Principal LifeTime 2040 Account(3)
• Equity-Income Portfolio	• Principal LifeTime 2050 Account(3)
• Growth Portfolio	• Principal LifeTime Strategic Income Account(3)
• Mid Cap Portfolio	• Real Estate Securities Account
• Overseas Portfolio	• Short-Term Income Account
Franklin Templeton Variable Insurance Products Trust	• SmallCap Blend Account
• Franklin Global Real Estate VIP Fund — Class 2	• Strategic Asset Management Balanced Account Portfolio(3)
• Small Cap Value VIP Fund — Class 2	• Strategic Asset Management Conservative Balanced Portfolio(3)
• Templeton Global Bond VIP Fund — Class 4	• Strategic Asset Management Conservative Growth Portfolio(3)
Goldman Sachs Variable Insurance Trust — Institutional Shares	• Strategic Asset Management Flexible Income Portfolio(3)
• MidCap Value Fund	• Strategic Asset Management Strategic Growth Portfolio(3)
• Small Cap Equity Insights Fund	Principal Variable Contracts Funds — Class 2
Guggenheim Investments Variable Insurance Funds	• Diversified Balanced Account(3)
• Global Managed Futures Strategy Fund	• Diversified Balanced Managed Volatility Account(3)
• Long Short Equity Fund	• Diversified Growth Account(3)
• Multi-Hedge Strategies Fund	• Diversified Growth Managed Volatility Account(3)
• Series F (Guggenheim Floating Rate Strategies Series)	• Diversified Income Account(3)
• Series M (Guggenheim Macro Opportunities Series)	Rydex Variable Insurance
Invesco Variable Insurance Funds — Series I	• Commodities Strategy Fund
• International Growth Fund	T. Rowe Price Equity Series, Inc. — II
• Small Cap Equity Fund	• T. Rowe Price Blue Chip Growth Portfolio
• Value Opportunities Fund	• T. Rowe Price Health Sciences Portfolio
MFS Variable Insurance Trust — Service Class	Van Eck VIP Global Insurance Trust — Class S Shares
• International Value Portfolio	• Global Hard Assets Fund
• New Discovery Series
• Utilities Series
• Value Series

(1)
If you elect a GMWB rider, your investment options for premium payments and accumulated value will be restricted to the following Principal Variable Contracts Funds: Diversified Balanced Managed Volatility Account; Diversified Growth Managed Volatility Account; Diversified Balanced Account; Diversified Growth Account; and Diversified Income Account.

(2)	Effective August 16, 2013, the MidCap Account is no longer available to customers with an application signature date on or after August 16, 2013.

(3)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

(4)	Effective June 1, 2015, the T. Rowe Price Health Sciences Portfolio is no longer available to customers with an application signature date on or after June 1, 2015.

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

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GLOSSARY
The terms defined below are italicized throughout this Prospectus.
accumulated value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.
anniversary(ies) – the same date and month of each year following the contract date.
annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract date – the date that the Contract is issued and which is used to determine contract years.
contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2013, the first contract year ends on June 4, 2014, and the first contract anniversary falls on June 5, 2014).
data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
Dollar Cost Averaging Plus (DCA Plus) account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Dollar Cost Averaging Plus (DCA Plus) account value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).
Dollar Cost Averaging Plus (DCA Plus) program – a program through which your DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Fixed Account value – the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).
good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
investment options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.
joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.

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joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.
notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
owner – the person, including joint owner, who owns all the rights and privileges of this Contract. For the Principal Variable Annuity Exchange Offer, owner refers to the original owner.
premium payments – the gross amount you contributed to the Contract.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount – the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value – the sum of all divisions’ value; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.
transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit – the accounting measure used to determine your proportionate interest in a division.
unit value – a measure used to determine the value of an investment in a division.
valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of this Contract, including any joint owner.

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SUMMARY OF EXPENSE INFORMATION
The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the Contract without the Premium Payment Credit Rider.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge - with the Premium Payment Credit Rider (as a percentage of amount surrendered)(2)	8%	8%
Surrender charge - without the Premium Payment Credit Rider (as a percentage of amount surrendered)(3)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(4)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(5)	3.50% of premium payments made	0%

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges with the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

(3)	Surrender charge without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges without the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(4)
Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(5)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

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The following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Separate Account Annual Expenses
Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.25%	1.25%
Administration Charge (as a percentage of average daily Separate Account value)	0.15%	0.15%
Total Separate Account Annual Expense	1.40%	1.40%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Premium Payment Credit Rider
• Separate Account – based on the average daily accumulated value in the divisions, deducted daily	0.60%	0.60%
• Fixed Account – maximum reduction in interest rate	0.60%	0.00%
For applications signed on or after August 1, 2013: PIB 3 rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)(2)	1.65%	1.05%
For applications signed on or after June 1, 2015: PIB 10 rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)(2)	2.00%	1.25%
For applications signed on or after August 1, 2013 through and including May 31, 2015: PIB 10 rider (GMWB) (as a percentage of the average quarterly Investment Back withdrawal benefit base)(3)	2.00%	1.20%

Total Separate Account Annual Expense plus Optional Riders Annual Expense
• with PIB 3(4) (for applications signed on or after August 1, 2013)	3.65%	3.05%
• with PIB 10(5) (for applications signed on or after June 1, 2015)	4.00%	3.25%
• with PIB 10(5) (for applications signed on or after August 1, 2013, through and including May 31, 2015)	4.00%	3.20%

(1)	Some rider provisions may vary from state to state and may be subject to additional restrictions.

(2)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The For Life withdrawal benefit base is used to calculate the annual withdrawal benefit payment available for your life. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary . The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary , the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated. If your rider charge will increase, it will not exceed the maximum rider charge allowed. If you opt out of the GMWB Step-Up feature, your rider charge will not increase.

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(3)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The Investment Back withdrawal benefit base is used to calculate the maximum annual withdrawal benefit payment available to you until you at least receive your premium payments . We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary . The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary , the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated. If your rider charge will increase, it will not exceed the maximum rider charge allowed. If you opt out of the GMWB Step-Up feature, your rider charge will not increase.

(4)
This amount assumes the Principal Income Builder 3 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional GMWB rider and your Total Separate Account Annual Expense would be higher or lower.

(5)
This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional GMWB rider and your Total Separate Account Annual Expense would be higher or lower.

This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2014
	Minimum	Maximum**
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.25%	8.32%
Fee waivers and/or expense reimbursements**	N/A	(7.05)%
Total annual underlying mutual fund operating expenses after fee waivers and/or expense reimbursements**	0.25%	1.27%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio. The underlying fund with the highest operating expenses is a fund of funds.

**
The underlying fund with the highest operating expenses is BlackRock Variable Insurance Funds - iShares Equity Appreciation V.I. BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses, in order to limit the total annual underlying mutual fund operating expenses (after fee waivers and/or expense reimbursements), until May 1, 2016. The underlying mutual fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the underlying mutual fund or by a vote of a majority of the outstanding voting securities of the underlying mutual fund .

EXAMPLES
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.

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Example 1 (with GMWB rider)
The example figures are based on a Contract with the most expensive combination of optional features available under the Contract. This example reflects the maximum charges imposed if you were to purchase the Contract with the Principal Income Builder 10 rider (2.00%), as well as the Premium Payment Credit Rider (0.60%). The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes(1):

•	a $10,000 premium payment to issue the Contract;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•
the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2014, for the underlying mutual funds that are available when purchasing a GMWB rider (without voluntary waivers of fees by the underlying funds, if any);

•	Mortality and Expense Risks Charge of 1.25%

•	Administration Charge of 0.15%

•	no premium taxes are deducted;

•	the Principal Income Builder 10 rider was added to the Contract at issue (2) and the withdrawal benefit base is equal to the initial premium payment ; and

•
the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (0.67%)	$1,183	$2,045	$2,855	$4,930	$461	$1,411	$2,402	$4,930	$461	$1,411	$2,402	$4,930
Minimum Total Underlying Mutual Fund Operating Expenses (0.56%)	$1,173	$2,016	$2,807	$4,834	$450	$1,379	$2,351	$4,834	$450	$1,379	$2,351	$4,834

(1)	If the withdrawal benefit base changes, the charge for your optional GMWB rider and your Total Separate Account Annual Expense would be higher or lower.

(2)
For applications signed on or after June 1, 2015, the For Life withdrawal benefit base is used to calculate the Principal Income Builder 10 rider charge. For applications signed before June 1, 2015, the Investment Back withdrawal benefit base is used to calculate the Principal Income Builder 10 rider charge. The withdrawal benefit base is equal to your premiums and increased for any applicable GMWB Bonus and any applicable GMWB Step-Up and decreased for any excess withdrawals. At the end of each calendar quarter, one-fourth of the annual Principal Income Builder 10 rider charge is multiplied by the applicable average quarterly withdrawal benefit base. The applicable average quarterly withdrawal benefit base is equal to the applicable withdrawal benefit base at the beginning of the calendar quarter plus the applicable withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

Example 2 (without GMWB rider)
The example figures are based on a Contract with the most expensive combination of optional features available under the Contract except that no GMWB rider was elected. This example reflects the maximum charges imposed if you were to purchase the Contract with the Premium Payment Credit Rider (0.60%) but without a GMWB rider. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value );

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2014 (without voluntary waivers of fees by the underlying funds, if any);

•	Mortality and Expense Risks Charge of 1.25%;

•	Administration Charge of 0.15%;

•	no premium taxes are deducted; and

•
the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (8.32%)	$1,691	$3,405	$4,885	$7,949	$1,013	$2,881	$4,554	$7,949	$1,013	$2,881	$4,554	$7,949
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	$963	$1,371	$1,668	$2,357	$221	$682	$1,168	$2,357	$221	$682	$1,168	$2,357
For Condensed Financial Information, see Appendix I.
SUMMARY
This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•	non-qualified retirement programs; and

•
Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 10. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, see 1. THE CONTRACT.
This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.
Investment Limitations

•	Initial premium payment must be at least $5,000 for non-qualified contracts.

•	Initial premium payment must be at least $2,000 for all other contracts.

•	Each subsequent premium payment must be at least $500.

•
If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•	The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.
You may allocate your net premium payments to the investment options.

•
A complete list of the divisions may be found in 12. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.

•	The investment options also include the Fixed Account and the DCA Plus accounts.

•
The GMWB riders impose limitations on the investment options available by requiring you to allocate 100% of your Separate Account assets to one or more of the available Separate Account GMWB investment options.

Transfers
During the accumulation period:

•	a dollar amount or percentage of transfer must be specified;

•	a transfer may occur on a scheduled or unscheduled basis;

•	transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and

•	transfers into DCA Plus accounts are not permitted.
During the annuitization period, transfers are not permitted (no transfers once payments have begun).
See 1. THE CONTRACT, 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS, and 6. TRANSFERS AND SURRENDERS for additional restrictions.

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This Transfers section does not apply to transfers under the DCA Plus program. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
Surrenders
During the accumulation period:

•	the gross dollar amount to be surrendered must be specified;

•	surrendered amounts may be subject to surrender charges:

•	for Contracts without the Premium Payment Credit Rider, the maximum surrender charge is 6% of the amount(s) surrendered; or

•	for Contracts with the Premium Payment Credit Rider, the maximum surrender charge is 8% of the amount(s) surrendered;

•	full surrender of your Contract may be subject to an annual Contract fee;

•	during a contract year, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge; and

•	surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).
During the annuitization period, surrenders are not allowed.
See 6. TRANSFERS AND SURRENDERS for additional information.
Charges and Deductions

•	No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•	An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.

•	The following riders are available at an additional cost:

•
Premium Payment Credit Rider – The current annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with no reduction of the Fixed Account interest rate). The maximum annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with a reduction of up to 0.60% of the Fixed Account interest rate).

•	Principal Income Builder 3 –

•	The current annual rider charge is 1.05% of the average For Life withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 1.65%.

•	Principal Income Builder 10 –

•
For applications signed on or after June 1, 2015, the current annual rider charge is 1.25% of the average For Life withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 2.00%.

•
For applications signed before June 1, 2015, the current annual rider charge is 1.20% of the average Investment Back withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 2.00%.

•	An annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.

•	There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•
Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, then all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.

•	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.
See 2. CHARGES AND DEDUCTIONS for additional information.

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Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which are described in 7. THE ANNUITIZATION PERIOD.

•
Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option. See 7. THE ANNUITIZATION PERIOD and 10. FEDERAL TAX MATTERS.

Death Benefit

•
The standard death benefit is only available for contracts without a GMWB rider and generally is the greatest of the accumulated value, the total of premium payments minus an adjustment for surrenders, or the highest accumulated value on any Contract anniversary wholly divisible by seven. See 8. DEATH BENEFIT for more specific details.

•
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.

•	If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.

•	The sole death benefit provided when you have a GMWB rider is:

•	Principal Income Builder 3 – beneficiary receives the GMWB Death Benefit.

•
Principal Income Builder 10 – allows the beneficiary(ies) to elect a) the GMWB Death Benefit, or b) the Investment Back remaining withdrawal benefit base as a series of payments. For applications signed on or after June 1, 2015, Investment Back will no longer be included as a benefit of the PIB 10 rider.

See 8. DEATH BENEFIT and 7. THE ANNUITIZATION PERIOD.
Examination Offer Period (free look)
You may return the Contract during the examination offer period, which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.

•
The amount refunded will be a full refund of your accumulated value plus any Contract charges and premium taxes you paid unless state law requires otherwise. The underlying mutual fund fees and charges are not refunded to you as they are already factored into the Separate Account division value.

•	The amount refunded may be more or less than the premium payments made.

•	We recapture the full amount of any premium payment credit or exchange credit.
See 1. THE CONTRACT for additional information.
Optional Riders
Subject to certain conditions, you may elect to add one or more of the available optional riders to your Contract. Some rider provisions may vary from state to state and may be subject to additional restrictions . All material state variations have been described in this prospectus.
The optional riders available are:

•	Premium Payment Credit Rider – This rider applies credits to the accumulated value for premium payments made in contract year one. The surrender charge period is nine years if this rider is elected.

•	Guaranteed Minimum Withdrawal Benefit riders (you may only elect one GMWB rider):

•
PIB 3 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value . This rider includes an annual bonus in the first 3 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options . There is a charge for the rider that is deducted quarterly.

•
PIB 10 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus in the first 10 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options . There is a charge for the rider that is deducted quarterly.

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Termination
The Contract will terminate:

•
If no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

•	If you fully annuitize and your accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.
The GMWB rider will terminate:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date).

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except when the change in owner is due to a spousal continuation of the rider or the removal/addition of a joint life.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.

•	If you have a PIB 10 rider and your application was signed before June 1, 2015:

•	If the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	If you have the PIB 10 rider and your application was signed on or after June 1, 2015, the date the For Life withdrawal benefit base is zero and there are no eligible covered lives.

•	If you have the PIB 3 rider, the date the For Life withdrawal benefit base is zero and there are no eligible covered lives.
The GMWB Death Benefit will terminate:

•	If you have the PIB 3 rider and you terminate the PIB 3 rider.

•	If you have the PIB 10 rider and you terminate the PIB 10 rider.
1. THE CONTRACT
The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

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Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.
Premium Payments

•	The initial premium payment must be at least $5,000 for non-qualified contracts.

•	The initial premium payment must be at least $2,000 for all other contracts.

•
If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.

•	All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	Subsequent premium payments must be at least $500 and can be made until the annuitization date.

•
Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•	If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•	The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.

•
We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).

•	Additional premium restrictions may apply to Contracts with a guaranteed minimum withdrawal benefit rider. See 4. LIVING BENEFIT - GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

•	The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.

•
The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider. See 5. PREMIUM PAYMENT CREDIT RIDER for more information.

•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

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Allocating Premium Payments

•	On your application, you direct how your premium payments will be allocated to the investment options.

•
If you elect a GMWB rider, your investment options for premium payments and accumulated value will be restricted (for restrictions see 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - GMWB Investment Options).

•	Allocations must be in percentages.

•	Percentages must be in whole numbers and total 100%.

•	Subsequent premium payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.

•	A change is effective on the next valuation period after we receive your new instructions in good order.

•	You can change the current allocations and future allocation instructions by:

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•
Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
Principal Variable Annuity Exchange Offer (“exchange offer”)
Original owner s of an eligible Principal variable annuity contract may elect to exchange their Principal variable annuity contract (“old contract”) for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:

•	your old contract is not subject to any surrender charges; and

•	the exchange offer is available in your state.
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.
See APPENDIX A for further details about the exchange offer.
Investment Plus Variable Annuity GMWB Exchange Offer
IPVA GMWB exchange offer ("GMWB exchange offer")
This GMWB exchange offer was made available effective January 20, 2014. Original owners of an eligible Principal Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the GMWB exchange offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB exchange offer.
You are eligible to participate in the GMWB exchange offer when:

•	The old contract doesn't have a GMWB rider; or

•	The old contract has a GMWB 1 rider; and

•	Your old contract is not subject to any surrender charges; and

•	Available in your state.
Currently, there is no closing date for the GMWB exchange offer. We reserve the right, however, to modify the GMWB exchange offer commencement date and to modify or terminate the GMWB exchange offer upon reasonable written notice to you.
See APPENDIX B for further details about the GMWB exchange offer.

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Exchange Credit (for exchanges from our fixed deferred annuities)
If you own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you may transfer the accumulated value, without charge, to the Contract described in this prospectus. We will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you for this exchange credit.
This exchange credit is allocated among the Contract’s investment options in the same ratio as your allocation of premium payments. The credit is treated as earnings.

NOTE:
The exchange may not be suitable for you if you do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this Contract will increase or decrease depending on the investment performance of the Separate Account divisions you select.

NOTE:
The charges and provisions of a fixed annuity contract and this Contract differ. The charges for this Contract are typically higher than charges for a fixed annuity and will increase further with the Premium Payment Credit Rider or a GMWB rider. In some instances, your existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE:
This exchange credit may not be available in all states. In addition, we reserve the right to change or discontinue the exchange credit. You may obtain more specific information regarding the exchange credit from your registered representative or by calling us at 1-800-852-4450.

Right to Examine the Contract (free look)
It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.
Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may exercise our right to allocate initial premium payments to the Money Market division during the examination offer period. If your initial premium payments are allocated to the Money Market division and the free look is exercised, you will receive the greater of premium payments or the accumulated value.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
To exercise your free look, you must send the Contract and a written request to us postmarked before the close of business on the last day of the examination offer period.
If you properly exercise your free look, we will cancel the Contract. In the states that require us to return your premium payments, we will return the greater of your premium payments or accumulated value. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total premium payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.

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Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the DCA Plus account(s) value plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in the section titled 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:

•	the number of units you have in a division multiplied by

•	the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:

•	your initial premium payment;

•	subsequent premium payments;

•	your exchange credit;

•	premium payment credits; and

•	transfers from another investment option
minus units sold:

•	for partial surrenders and/or partial annuitizations from the division;

•	as part of a transfer to another division or the Fixed Account; and

•	to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a =	the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b =	the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c =	the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d =
the daily charge for Total Separate Account Annual Expenses and any Optional Riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

20

Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•	make premium payment allocation changes;

•	set up Dollar Cost Averaging (DCA) scheduled transfers;

•	make transfers; and

•	make changes to Automatic Portfolio Rebalancing (APR).
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.

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2. CHARGES AND DEDUCTIONS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Surrender Charge
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE:
If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

22

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
NOTE:    Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:

•	For Contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.

•	For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:

•	first from premium payments no longer subject to a surrender charge;

•	then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and

•	then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE:    Partial surrenders may be subject to both a surrender charge and a transaction fee.
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:

•	earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

•	10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:

•	amounts applied under an annuity benefit payment option; or

•	payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•
amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•
an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need includes confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:

•	the owner or annuitant has a critical need; and

•	the critical need did not exist before the contract date.

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For the purposes of this rider, the following definitions apply:

•
health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.

•
terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.

•	total and permanent disability — the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with advance written notice.
Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with advance written notice. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.
Annual Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Separate Account Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.
This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.

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This charge is also intended to cover our expenses, primarily related to operation of the Contract, including

•	furnishing periodic Contract statements, confirmations and other customer communications;

•	preparation and filing of regulatory documents (such as this prospectus);

•	preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•	providing computer, actuarial and accounting services.
If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Charges for Rider Benefits Currently Available
Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
Premium Payment Credit Rider
The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We will provide prior written notice in the event that we decide to exercise our right to reduce the Fixed Account interest rate.
If you elect the Premium Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.
The rider charge is intended to cover our cost for the credit(s).
Principal Income Builder 3 (PIB 3) Rider
The current annual charge for the rider is 1.05% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2625%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter.
The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For existing contracts, advance notice will be sent if the rider charge will increase. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

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At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly For Life withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Principal Income Builder 10 (PIB 10) Rider
For applications signed on or after June 1, 2015:
The current annual charge for the rider is 1.25% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.3125%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter.
The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For applications signed before June 1, 2015:
The current annual charge for the rider is 1.20% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.3000%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter.
The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For all existing contracts (regardless of date the application was signed), advance notice will be sent if the rider charge will increase. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 2.00% (0.5000% quarterly) of the average quarterly Investment Back or For Life withdrawal benefit base, as applicable.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

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Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.
The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.
3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and the DCA Plus accounts are a part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account and the DCA Plus accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the General Account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You can obtain more information concerning the Fixed Account and DCA Plus accounts from your registered representative or by calling us at 1-800-852-4450.
We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.

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Fixed Account
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.
Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.

NOTE:	We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the Premium Payment Credit Rider.

NOTE:	Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 6. TRANSFERS AND SURRENDERS.

NOTE:	We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.
Fixed Account Value
Your Fixed Account value on any valuation date is equal to:

•	premium payments or credits allocated to the Fixed Account;

•	plus any transfers to the Fixed Account from the other investment options;

•	plus interest credited to the Fixed Account;

•	minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;

•	minus any transfers to the Separate Account.
Dollar Cost Averaging Plus Program (DCA Plus Program)
Premium payments allocated to the DCA Plus accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted. There is no charge for participating in the DCA Plus program.

NOTE:	If you elect the Premium Payment Credit Rider, you may not participate in the DCA Plus program.
DCA Plus Premium Payments
You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.
DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.
Selecting a DCA Plus Account
DCA Plus accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all premium payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.
We will transfer an amount each month which is equal to your DCA Plus account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus account value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).

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DCA Plus Transfers
Transfers are made from DCA Plus accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus account value is transferred.
Unscheduled DCA Plus Transfers. You may make unscheduled transfers from DCA Plus accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
DCA Plus Surrenders. You may take scheduled or unscheduled surrenders from DCA Plus accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.
4. LIVING BENEFIT - GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
With the following exceptions, this Section 4 covers important information for you about GMWB riders:

•	For applications signed before November 2, 2015, where the purchase includes a Principal Income Builder 3 (PIB 3) rider, Appendix G provides information about the features of your PIB 3 rider.

•
For applications signed between June 1, 2015, through and including November 1, 2015, where the purchase includes a Principal Income Builder 10 (PIB 10) rider, Appendix H provides information about the features of your PIB 10 rider.

•	For applications signed before June 1, 2015, where the purchase includes a PIB 10 rider, Appendix F provides information about the features of your PIB 10 rider.
Guaranteed Minimum Withdrawal Benefit (GMWB) riders are designed to provide withdrawals for the rest of your life that help protect you from the risk of outliving your money. The GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
We currently make available two optional GMWB riders, the Principal Income Builder 3 rider and the Principal Income Builder 10 rider. We offer different GMWB riders so you can choose the level of benefits and charges that make the most sense for you. The availability and eligibility requirements of these riders are shown below.

Name of Rider	PIB 3	PIB 10
Marketing Name	Principal Income Builder 3	Principal Income Builder 10
Eligibility	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81
You may elect a GMWB rider only when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue. If we exercise this right, we will give written notice and our offer will not be unfairly discriminatory.
Factors to Consider Before You Buy A Contract With A GMWB Rider
A Contract with a GMWB rider may be appropriate if you:

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.
A Contract with a GMWB rider generally will not be appropriate if you:

•	Do not intend to take any withdrawals from your Contract.

•	Intend to allocate a significant portion of your Contract accumulated value to the Fixed Account or DCA Plus Accounts.

•	Have an aggressive growth investment objective.

•	Plan on taking withdrawals that exceed the GMWB withdrawal limits.

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Before you purchase a Contract with a GMWB rider, you should carefully consider the following:

•	The features of a GMWB rider may not be purchased separately. As a result, you may pay for rider features that you never use.

•
If you take withdrawals that exceed a GMWB rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.

•	A GMWB rider does not guarantee that the withdrawal benefit payment(s) will be sufficient to meet your future income needs.

•	A GMWB rider is not a guarantee that you will receive any earnings on your premium payments.

•	A GMWB rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.

•	The fee for the GMWB rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•
A GMWB rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract's more aggressive growth investment options are not available if you elect a GMWB rider.

•	Once elected, you may not terminate the GMWB rider until the 5th Contract anniversary following the rider effective date.
You should review the terms of each GMWB rider carefully and work with your registered representative to decide which GMWB rider, if any, is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
Which GMWB Rider May Be Appropriate for You
The Principal Income Builder 3 rider may be appropriate if you:

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want our lowest-cost GMWB rider, which for most customers will result in a lower withdrawal benefit payment percentage.

•	Want the ability to have a guaranteed payment at a lower cost than the PIB 10 rider.

•	Want to defer taking withdrawals for a shorter period and receive an accelerated GMWB Bonus rate. The PIB 3 Bonus period is 3 years.
The Principal Income Builder 10 rider may be appropriate if you:

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want a higher withdrawal benefit payment percentage, which will result in higher GMWB rider charges.

•	May want to defer taking withdrawals in order to receive the GMWB Bonus for a longer period of time (up to 10 years).
GMWB Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for 5 contract years following the rider effective date.
The GMWB rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits.
If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

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Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of the rider (see Covered Life Change).
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the GMWB investment options) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account;

•	Diversified Balanced Account;

•	Diversified Growth Account; and

•	Diversified Income Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options , subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options . Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option .
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. NOTE: The rider may not be terminated for five contract years following the rider effective date.
Transfers Between GMWB Investment Options
You may transfer 100% of your Separate Account division value from your current GMWB investment option to one or more of the GMWB investment options available at the time of the transfer . If you transfer from a discontinued GMWB investment option , you will not be able to transfer back to that GMWB investment option . You may make a transfer by providing us notice ( we will effect the transfer at the price next determined after we receive your notice in good order ).
If your Separate Account division value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division , we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option . You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer ; in which case the discontinued GMWB investment option will no longer be available to you .

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GMWB Investment Options Underlying Funds
You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Management Corporation ("PMC"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you .
To the extent that an underlying fund managed by PMC may be included as a GMWB investment option , PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option .
Overview of Principal Income Builder 3 and Principal Income Builder 10
The Principal Income Builder (PIB) riders provide For Life withdrawals that help protect you against the risk of outliving your money.
For Life withdrawal benefit payment percentages. These riders permit an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. These riders have a bonus feature which rewards you annually for not taking withdrawals for a period of time immediately following purchase of a Contract. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. These riders have an annual step-up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. The PIB 3 rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base. The PIB 10 rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base.
Spousal continuation. These riders provide that the For Life withdrawal benefit payments may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Rider Terms
We use the following definitions to describe the features of the GMWB riders:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•	GMWB Step-Up — an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•	Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year.

•	Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we guarantee you may withdraw each contract year.

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Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described below. We will not accept additional premium payments once the Contract accumulated value becomes zero.
While the rider is in effect, we may limit or not accept additional premium payments if we determine that, as a result of the timing and amounts of your additional premium payments and withdrawals, a limitation is necessary for us to manage the financial risks incurred in providing the GMWB. We also reserve the right to limit or not accept additional premium payments if we are not then offering this benefit for new contracts, or if we are offering a modified version of this benefit for new contracts. We will exercise such reservation of right for all annuity owners in the same class, in a non-discriminatory manner.
Withdrawal Benefit Base
The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial withdrawal benefit base is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:
1= the accumulated value on the Contract anniversary (see GMWB Step-Up).
2 = the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawal causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments

“Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy the rider’s issue age requirements on the date the covered life is designated in accordance with the terms of the rider.

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As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments

“Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.
NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will follow the U.S. Supreme Court's ruling in United States v. Windsor, 133 S. Ct. 2675 (2013) and any applicable regulatory requirements implemented in response to the Windsor ruling. As a result of the Windsor case, same-sex couples who are legally married in their respective states have the same rights to benefits under federal law as all opposite-sex couples have. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code and Windsor. For more information, please see your tax advisor.

NOTE:	At the time a covered life is designated, that covered life must satisfy the rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date.
The withdrawal benefit payment percentages applicable to the For Life withdrawal benefit payment are disclosed in the GMWB Percentages section of this prospectus, or in a prospectus supplement that updates the percentages (“GMWB Percentages Prospectus Supplement”).
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when to take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of the rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be based on age 46 and locked in for the remaining life of the rider.
GMWB Bonus
Under the GMWB Bonus we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable GMWB Bonus Percentage disclosed in the GMWB Percentages section of this prospectus, or in the GMWB Percentages Prospectus Supplement.

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If the contract date and the rider effective date are different (if we previously have allowed contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable GMWB Bonus Percentage.
For PIB 3, the GMWB Bonus is no longer available after the earlier of:

•	The 3rd Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.
For PIB 10, the GMWB Bonus is no longer available after the earlier of:

•	The 10th Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit base. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
The GMWB Step-Up is automatic and applies annually.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.

NOTE:
All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.

If we increase the rider charge for existing contracts and you are eligible for a GMWB Step-Up of the withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups. For more information on the rider charge see SUMMARY OF EXPENSE INFORMATION section.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.
GMWB Percentages
This provision applies for applications signed on and after November 2, 2015, when the Contract includes a PIB 3 or PIB 10 rider.
For applications signed on or after August 1, 2013, through and including November 1, 2015, where a PIB 3 rider was purchased, see Appendix G for the withdrawal benefit payment percentages and GMWB Bonus percentages applicable to your Contract.
For applications signed between June 1, 2015, and November 1, 2015, where a PIB 10 rider was purchased, see Appendix H for the withdrawal benefit payment percentages and GMWB Bonus percentages applicable to your Contract.
For applications signed on or after August 1, 2013, through and including May 31, 2015, where a PIB 10 rider was purchased, see Appendix F for the withdrawal benefit payment percentages and GMWB Bonus percentages applicable to your Contract.

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The withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in this provision or the applicable GMWB Percentages Prospectus Supplement. Refer to Determining GMWB Percentages in the prospectus for rules to determine which GMWB Percentages will apply to your Contract. For more information regarding the GMWB Bonus and the For Life withdrawal benefit payment percentages, see GMWB Bonus and Withdrawal Benefit Payment sections of the prospectus.
The For Life withdrawal benefit payment percentages in the following tables apply for applications signed from November 2, 2015 through November 30, 2015. The For Life withdrawal benefit payment percentages may be different than those listed below for applications signed after November 30, 2015. For that reason, it is important you have the GMWB Percentages Prospectus Supplement with the most current GMWB Percentages as of the date you sign the application. Visit www.principal.com or work with your financial professional to confirm the most current GMWB Percentages.
PIB 3:

	Single Life	Joint Life*
Age of Covered Life at First Withdrawal*	For Life Withdrawal Benefit Payment Percentage	For Life Withdrawal Benefit Payment Percentage
45-54	3.00%	2.50%
55-59	3.80%	3.30%
60-64	3.80%	3.30%
65-74	4.80%	4.30%
75+	5.05%	4.55%
* Joint Life is based on age of younger covered life at first withdrawal.
PIB 10:

	Single Life	Joint Life*
Age of Covered Life at First Withdrawal*	For Life Withdrawal Benefit Payment Percentage	For Life Withdrawal Benefit Payment Percentage
45-54	3.00%	2.50%
55-64	4.00%	3.50%
65-74	5.00%	4.50%
75+	5.25%	4.75%
* Joint Life is based on age of younger covered life at first withdrawal.

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The GMWB Bonus percentages in the following tables apply for applications signed from November 2, 2015 through November 30, 2015. The GMWB Bonus percentages may be different than those listed below for applications signed after November 30, 2015. For that reason, it is important you have the GMWB Percentages Prospectus Supplement with the most current GMWB Percentages as of the date you sign the application. Visit www.principal.com or work with your financial professional to confirm the most current GMWB Percentages.
PIB 3:

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
PIB 10:

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%
Determining GMWB Percentages (for applications signed on and after November 2, 2015)
Subject to satisfying the guidelines on submitting your application (see GMWB Submission Guidelines section), the following rules will determine the GMWB Percentages that apply to your Contract:

1.
If the GMWB Percentages have not changed between the date the application was signed and the date the money is received by us , you will receive the GMWB Percentages in effect on the date the application was signed.

2.	If any of the GMWB Percentages have increased AND no GMWB Percentages have decreased during that time, you will receive the GMWB Percentages in effect on the date the money is received by us .

3.	If any of the GMWB Percentages have decreased during that time, you will receive the GMWB Percentages in effect on the date the application was signed.
If the GMWB Submission Guidelines are not satisfied, you will receive the GMWB Percentages in effect at the time the money was received by us .
The GMWB Percentages applicable to your Contract will not change for the life of your Contract .
For contract replacements where New York Reg 60 applies, see Appendix J for New York submission guidelines and information on determining GMWB Percentages.
GMWB Submission Guidelines (for applications signed on and after November 2, 2015)
The guidelines that apply to the submission of your application (“GMWB Submission Guidelines”) are:

•	your application must be signed within the stated time period during which the GMWB Percentages are in effect;

•	your application must be received by us within 7 calendar days of the date the application is signed; and

•	the annuity must be funded within 60 calendar days of the date the application is signed.
Under certain circumstances we may waive the GMWB Submission Guidelines or extend these time periods in a nondiscriminatory manner.
For contract replacements where New York Reg 60 applies, see Appendix J for New York submission guidelines and information on determining GMWB Percentages.

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Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of the rider, except for the following permissible Changes:

1.	Spousal continuation of the rider as described in 8. DEATH BENEFIT.

2.	If withdrawals have not been taken and you have not previously elected to continue the rider as provided in 8. DEATH BENEFIT, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of the rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of the rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue the rider as provided in 8. DEATH BENEFIT, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of the rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or the rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, the rider will be terminated as of the date of the assignment.
Effect of Withdrawals
The rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. See GMWB Bonus.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

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All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information.
If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of the rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples in APPENDIX C and APPENDIX D . The PIB 3 examples included in Appendix C apply to all customers with the PIB 3 rider, or evaluating the purchase of the PIB 3 rider, regardless of the application signature date. With regard to PIB 10, Appendix D provides examples for customers who signed their applications on or after June 1, 2015. For owners with the PIB 10 rider who purchased their Contract prior to June 1, 2015, PIB 10 examples can be found in Appendix F.
Excess Withdrawals
Any portion of a withdrawal that exceeds the available withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a withdrawal benefit payment for that contract year will be deemed an excess withdrawal.

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RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment option:

•	Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
See Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

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Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the withdrawal benefit payments as follows:

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•
the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under the rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Termination and Reinstatement
You may not terminate the rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate the rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The For Life withdrawal benefit base is zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in 8. DEATH BENEFIT or the removal/ addition of a joint life as described in Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without the rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.
If the rider terminates for any reason other than full surrender of the Contract, the rider may not be reinstated. Upon termination of the GMWB Rider, any and all benefits and guarantees under the rider will no longer be available to you.
If you surrender the Contract with the rider attached and the Contract is later reinstated, the rider also must be reinstated. At the time the rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Effect of Divorce
Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under the rider.

NOTE:
If this excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

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PIB 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge	PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 1.65%. • Current annual charge is 1.05%.
Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to GMWB Percentages section of this prospectus or the applicable GMWB Percentage Prospectus Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the benefit base on each applicable Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.

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PIB 10 Rider Summary

Name of Rider	PIB 10 (for applications signed on or after June 1, 2015)
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.25%.
Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to GMWB Percentages section of this prospectus or the applicable GMWB Percentage Prospectus Supplement.

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the benefit base on each applicable Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.

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5. PREMIUM PAYMENT CREDIT RIDER
The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see 2. CHARGES AND DEDUCTIONS) as well as an increased surrender charge and longer surrender charge period.
If you elect this rider, the following provisions apply to the Contract:

•
We will apply a credit of 5% of the premium payment to your accumulated value for each premium payment received during your first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you make a premium payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).

•	No credit(s) are applied for premium payments made after the first contract year.

•	For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.

•	The premium payment credit is allocated among the investment options according to your then current premium payment allocations.

•
We recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•
The amount we recapture may be more than the current value of the credit(s). If your investment options have experienced negative investment performance (i.e., have lost value) you bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).

•	Partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	Credits are considered earnings under the Contract, not premium payments.

•	All premium payments are subject to the 9-year surrender charge period and higher surrender charge (see 2. CHARGES AND DEDUCTIONS).

•	The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.

•	The DCA Plus program is not available to you if you elect this rider.
If you elect the Premium Payment Credit Rider, your unit values will be lower than if you did not elect the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge. The following example is provided to assist you in understanding this adjustment.

	Sample Division Unit Value(1)	Number of Units in Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$41,179.69
After the one time adjustment	26.659024	1,544.6811189	$41,179.69
(1) Multiple factors impact the amount of the adjustment, including the annual charge for the Premium Payment Credit rider. For a detailed description of how the unit value is calculated, see subsection Accumulated Value under 1.THE CONTRACT.
You should carefully examine the Premium Payment Credit Rider to decide if this rider is suitable for you. There are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:

•	this rider increases the amount and duration of the surrender charges, see 2. CHARGES AND DEDUCTIONS;

•
we recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•	partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	any premium payments made after the first contract year do not have a credit applied even though they are subject to the rider’s higher Separate Account charges; and

•	the higher Separate Account charges reduce investment performance.
The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the Premium Payment Credit Rider charge (see 2. CHARGES AND DEDUCTIONS). We expect to make a profit from these charges.

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The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The table reflects surrender charges, when applicable. The tables are based on:

•	a $25,000 initial premium payment and no additional premium payments;

•	the deduction of maximum Separate Account annual expenses:

•	Contracts with the Premium Payment Credit Rider:

•	2.00% annually for the first eight contract years

•	1.40% annually after the first eight contract years

•	Contracts without the Premium Payment Credit Rider:

•	1.40% annually for all contract years.

•	the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2014;

•	0%, 5% and 10% annual rates of return before charges; and

•	payment of the $30 annual Contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
Contract Year	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider
1	$23,001.59	$23,540.14	$24,176.59	$24,747.64	$25,351.59	$25,994.71
2	$22,370.29	$22,756.51	$24,715.61	$25,152.27	$27,253.65	$27,857.38
3	$21,755.66	$22,210.20	$25,267.36	$25,819.61	$29,370.15	$30,125.99
4	$21,355.73	$21,672.50	$26,080.35	$26,525.05	$31,892.45	$32,531.06
5	$20,959.19	$21,143.39	$26,936.43	$27,238.52	$34,582.00	$35,081.84
6	$20,566.13	$20,622.84	$27,815.96	$27,960.15	$37,451.13	$37,788.16
7	$20,176.60	$20,110.83	$28,710.34	$28,690.09	$40,513.04	$40,660.56
8	$19,965.33	$19,607.29	$29,869.95	$29,428.47	$44,031.93	$43,710.25
9	$19,408.41	$19,230.74	$30,575.12	$30,385.03	$47,273.04	$47,214.48
10	$18,866.18	$18,857.74	$31,296.94	$31,358.26	$50,752.72	$50,958.25
15	$16,362.31	$16,354.92	$35,169.85	$35,238.76	$72,391.62	$72,684.78
20	$14,171.86	$14,165.40	$39,522.02	$39,599.46	$103,256.46	$103,674.62

The better your Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see 2. CHARGES AND DEDUCTIONS). If you surrender your Contract with the Premium Payment Credit Rider while subject to a surrender charge, your surrender value will be less than the surrender value of a Contract without this rider.
6. TRANSFERS AND SURRENDERS
Division Transfers

•	You may request an unscheduled transfer or set up a scheduled transfer by

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•	You must specify the dollar amount or percentage to transfer from each division.

•	The minimum transfer amount is the lesser of $100 or the value of your division.

•	In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:

•	a transfer has been made from the Fixed Account to a division within six months; or

•	following the transfer, the Fixed Account value would be greater than $1,000,000.

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Unscheduled Transfers
You may make unscheduled division transfers from one division to another division or to the Fixed Account.

•	Transfers are not permitted into DCA Plus accounts.

•	Transfer values are calculated using the price next determined after we receive your request.

•
We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging for the transaction fee, we will provide you with written notice at least 30 days in advance.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing the transaction fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You must specify the dollar amount of the transfer.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Transfers are not permitted into DCA Plus accounts.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•
The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].

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Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see Section 2. CHARGES AND DEDUCTIONS).
You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.
Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:

•	transfer an amount not to exceed 25% of your Fixed Account value; or

•	transfer up to 100% of your Fixed Account value if:

•	your Fixed Account value is less than $1,000; or

•	a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:

•	You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.

•	Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.

•
Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.

•	The minimum transfer amount is $100.

•	If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.

•	If you stop the transfers, you may not start transfers again without our prior approval.
Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available for values in the Fixed Account or the DCA Plus accounts.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	APR is required quarterly if your Contract has an active PIB 3 or PIB 10 rider.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR will be done on the frequency you specify:

•	quarterly (on a calendar year or contract year basis); or

•	semiannually or annually (on a contract year basis).

•	You may rebalance by

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•	Divisions are rebalanced at the end of the next valuation period following your request.

Example:
You elect APR to maintain your Separate Account division value with 50% in the LargeCap Value division and 50% in the Bond & Mortgage Securities division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Value division, with the remaining 40% in the Bond & Mortgage Securities division. By rebalancing, units from the LargeCap Value division are redeemed and applied to the Bond & Mortgage Securities division so that 50% of the Separate Account division value is once again in each division.

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Surrenders
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
PO Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).
Total Surrender

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.

•	The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Unscheduled Partial Surrender

•	You may surrender a part of your accumulated value at any time before the annuitization date.

•	You must specify the dollar amount of the surrender (which must be at least $100).

•	The surrender is effective at the end of the valuation period during which we receive your written request for surrender.

•	The surrender is deducted from your investment options according to your surrender allocation percentages.

•	If surrender allocation percentages are not specified, we use your premium payment allocation percentages.

•	We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•	Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.

•	The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Scheduled Partial Surrender

•	You may elect partial surrenders from any of your investment options on a scheduled basis.

•	Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•	You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•	All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior contract year.

•	We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•	The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.

•	The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

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7. THE ANNUITIZATION PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date (the later of age 85 or ten years after Contract issue; state variations may apply) found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 10. FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
You have the right to partially annuitize a portion of your accumulated value. After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
If you have elected the Premium Payment Credit Rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent Contract anniversary.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:

•	amount of accumulated value applied to the annuity benefit payment option;

•	annuity benefit payment option selected;

•	age and gender of the annuitant (unless fixed income option is selected);

•	frequency of the annuity benefit payments; and

•	duration of the annuity benefit payments.

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The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:

•	for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:

•
Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•
Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

•
Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•
Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available.

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Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 10. FEDERAL TAX MATTERS).
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

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8. DEATH BENEFIT
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
All other beneficiaries receive the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
Upon your death, only the surviving owner’s right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

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If...	And...	Then...
If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT).

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.
Standard Death Benefit Formula
The standard death benefit is automatically included with your Contract if you do not have one of the Guaranteed Minimum Withdrawal Benefit riders.
The amount of the standard death benefit is the greatest of a, b or c, where:

a =	the accumulated value on the date we receive proof of death and all required documents;

b =
the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and

c =
the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.

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The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

GMWB Death Benefit
The GMWB Death Benefit information in this provision applies to all Contract owners with a PIB 3 rider. For owners who have the PIB 10 rider, this provision applies to your Contract if your application was signed on or after June 1, 2015. For GMWB Death Benefit information for contracts with a PIB 10 rider and an application signature date before June 1, 2015, refer to Appendix F.
While a GMWB rider is active, the GMWB Death Benefit replaces any other death benefit under the Contract. The GMWB Death Benefit is similar to the Standard Death Benefit with the exception of how withdrawals reduce the death benefit amount. The GMWB Death Benefit terminates when the GMWB rider terminates.

1.	If you are the only owner, upon your death, your primary beneficiary may elect one of the following:

a.	receive the GMWB Death Benefit as set forth below; or

b.	if the primary beneficiary is your spouse, your spouse may continue the Contract with or without the rider as set forth later in this section.

2.	If there are joint owners, upon the death of the first joint owner to die, the surviving joint owner may elect one of the following:

a.	receive the GMWB Death Benefit as set forth below; or

b.	if the surviving joint owner is your spouse, your spouse may continue the Contract with or without the rider as set forth later in this section.
The GMWB Death Benefit is equal to the greatest of:

1.	the Contract accumulated value as of the valuation date on which we receive the proof of death and all required documents;

2.	the total premium payments minus each withdrawal** taken on or before the valuation date on which we receive the proof of death and all required documents;

3.
the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal** taken after that Contract anniversary.

**
For 2. and 3. above, a withdrawal that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal. For example, if your accumulated value decreases due to the poor performance of the investment options you selected, the death benefit is reduced by more than the amount of the withdrawal for an excess withdrawal. NOTE: This is different than how withdrawals reduce the standard death benefit.

** For 2. and 3. above, withdrawals up to the RMD amount under the RMD Program for GMWB Riders are not considered excess withdrawals and reduce the GMWB Death Benefit by the amount of the withdrawal.
For details of the GMWB Death Benefit calculations, see APPENDIX E - GMWB DEATH BENEFIT EXAMPLES.

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If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the GMWB Death Benefit. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without the rider as set forth later in this section; or
b. Receive the GMWB Death Benefit.

All other primary beneficiaries will receive the GMWB Death Benefit.

Unless your spouse elects to continue the Contract with the rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the GMWB Death Benefit. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without the rider as set forth later in this section; or
b. Receive the GMWB Death Benefit.

Unless the surviving spouse owner elects to continue the Contract with the rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the GMWB Death Benefit.
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the GMWB Death Benefit is paid to the owner.
Upon the annuitant’s death, only the beneficiary(ies) right to the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

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If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal benefit payments*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” For Life withdrawal benefit payments*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.
Upon the surviving covered life’s death, all payments stop and all rights and benefits under the Contract terminate.

You are a joint owner	You elected the “Single Life” For Life withdrawal benefit payments*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” For Life withdrawal benefit payments*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.

* See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - Effect of the Contract Accumulated Value Reaching Zero for details regarding election of the For Life withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.
Spousal Continuation of a GMWB Rider
The rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while the rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue the rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and the rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without the rider, the rider and all rights, benefits and charges under the rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, the rider may be continued one time only.

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The following table illustrates the various changes and the resulting outcomes associated with continuation of the rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues the rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may continue the rider and take withdrawals until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of the rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The GMWB rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues the rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The GMWB rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of the rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The GMWB rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

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9. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
If your Contract has a GMWB rider, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

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Change of Owner or Annuitant
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
If your Contract has a GMWB rider, any ownership change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Beneficiary
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
If your Contract has a GMWB rider, any beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000, unless you have the GMWB rider. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.
If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•	we reinstate the Contract effective on the original surrender date;

•
if you had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;

•	we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;

•	these amounts are priced on the valuation date the money from the other company is received by us;

•	commissions are not paid on the reinstatement amounts; and

•	new data page is sent to your address of record.
If a rider was in force at the time of surrender, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.
If a rider was in force at the time of surrender, rider benefits will be adjusted when the amount originally surrendered differs from the reinstatement amount.

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Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to:

•	increased broker-dealer commissions; and

•	increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

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If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Distribution of the Contract
The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.50% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. Princor currently receives 12b-1 fees for the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account.
Princor is an affiliate of the Company. Both Princor and the Company are subsidiaries of Principal Financial Services, Inc.
Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.
The distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of distributor with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

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The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
10. FEDERAL TAX MATTERS
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.

•	Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.
The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments:

•	The “investment in the Contract” is generally the total of the premium payments made.

•
The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.

•	After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

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For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:

•	within five years after the date of your death; or

•
as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

•	If you take a distribution from the Contract before you are 59½, you may incur an income tax penalty.
Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.
Net Investment Income Tax Change for 2013
Beginning in 2013, the Net Investment Income tax will be imposed at a rate of 3.8% on unearned income for higher tax bracket individuals.
As part of the Health Care and Reconciliation Act of 2010, the new tax increase may apply to individuals' net investment income with an Adjustable Gross Income over $200,000 (single filers) or $250,000 for married couples filing jointly. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

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Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions: There is a 10% penalty under the Internal Revenue Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;

•	made to pay certain medical expenses;

•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions (up to $100,000);

•	for qualified reservist distributions;

•	for amounts levied by the IRS directly against your IRA;

•	for earnings associated with refunds of excess IRA contributions paid prior to your tax filing deadline;

•	for certain Roth IRA conversions; or

•	for transfer of IRA incident to divorce.
For more information regarding premature distributions, please reference IRS Publication 590 and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% excise tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please see your tax advisor.
When considering all the IRA accounts you own in the aggregate, you may be limited to executing just one IRA-to-IRA indirect rollover per twelve month period. For more information, please see your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.

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The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs (not applicable to Roth IRAs).

NOTE:
Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - Required Minimum Distribution (RMD) Program for GMWB Riders.

Failure to comply with the RMD rules can result in an excise tax penalty.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.
11. GENERAL INFORMATION ABOUT THE COMPANY
Corporate Organization and Operation
Principal Life Insurance Company
Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.
Principal Life Insurance Company Separate Account B
The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.

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The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Separate Account Divisions
We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

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Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, Executive Vice President, General Counsel and Secretary.
Legal Proceedings
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; any subsidiary of the Company; principal underwriter; or depositor.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.
We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•
if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•	if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•	if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•	based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.
The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.

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Service Arrangements and Compensation
The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior contract year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.
Financial Statements
The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

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12. TABLE OF SEPARATE ACCOUNT DIVISIONS

AllianceBernstein Small/Mid Cap Value Division

Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Funds Insurance Series Global Small Capitalization Fund Division

Invests in:	American Funds Insurance Series Global Small Capitalization – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division

Invests in:	American Funds Insurance Series New World Fund – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

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BlackRock Global Allocation Division

Invests in:	BlackRock Global Allocation V.I. Fund – Class III
Investment Advisor:	BlackRock Investment Management, LLC
Investment Objective:	seeks high total investment return.

BlackRock iShares Alternative Strategies Division

Invests in:	BlackRock iShares Alternative Strategies V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to achieve long term growth of capital and risk adjusted returns.

BlackRock iShares Dynamic Allocation Division

Invests in:	BlackRock iShares Dynamic Allocation V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide total return.

BlackRock iShares Dynamic Fixed Income Division

Invests in:	BlackRock iShares Dynamic Fixed Income V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide total return.

BlackRock iShares Equity Appreciation Division

Invests in:	BlackRock iShares Equity Appreciation V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide growth of capital.

Columbia Limited Duration Credit Division

Invests in:	Columbia VP Limited Duration Credit Fund – Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	seeks to provide shareholders with a level of current income consistent with preservation of capital.

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Delaware Limited Term Diversified Income Division

Invests in:	Delaware VIP Limited Term Diversified Income Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks maximum return consistent with reasonable risk.

Delaware Small Cap Value Division

Invests in:	Delaware VIP Small Cap Value Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Deutsche Small Mid Cap Value Division

Invests in:	Deutsche Small Mid Cap Value VIP – Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Dreyfus Investment Portfolio Technology Growth Division

Invests in:	Dreyfus Investment Portfolio Technology Growth Portfolio – Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital appreciation.

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(sm) Index (S&P 500®).

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Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Global Real Estate VIP Division

Invests in:	Franklin Global Real Estate VIP Fund – Class 2
Investment Advisor:	Franklin Templeton Institutional LLC
Investment Objective:	seeks high total return.

Franklin Small Cap Value VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

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Goldman Sachs VIT Small Cap Equity Insights Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Structured Small Cap Equity Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Guggenheim Floating Rate Strategies Division

Invests in:	Guggenheim Investments VIF – Series F (Guggenheim Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Partners Investment Management LLC d/b/a Guggenheim Investments
Investment Objective:	seeks to provide a high level of current income while maximizing total return.

Guggenheim Investments Global Managed Futures Strategy Division

Invests in:	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to generate positive returns over time.

Guggenheim Investments Long Short Equity Division

Invests in:	Guggenheim Investments VIF Long Short Equity Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation.

Guggenheim Investments Multi-Hedge Strategies Division

Invests in:	Guggenheim Investments VIF Multi-Hedge Strategies Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation with less risk than traditional equity funds.

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Guggenheim Macro Opportunities Division

Invests in:	Guggenheim Investments VIF – Series M (Guggenheim Macro Opportunities Series)
Investment Advisor:	Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments
Investment Objective:	seeks to provide total return, comprised of current income and capital appreciation.

Invesco International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Small Cap Equity Division

Invests in:	Invesco V.I. Small Cap Equity Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Value Opportunities Division

Invests in:	Invesco V.I. Value Opportunities Division Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

MFS VIT International Value Division

Invests in:	MFS® VIT International Value Portfolio – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT New Discovery Division

Invests in:	MFS® VIT New Discovery Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

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MFS VIT Utilities Division

Invests in:	MFS® VIT Utilities Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

MFS VIT Value Division

Invests in:	MFS® VIT Value Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Large Cap Value Division

Invests in:	Neuberger Berman AMT Large Cap Value Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Socially Responsive Division

Invests in:	Neuberger Berman AMT Socially Responsive Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio – Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

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PIMCO Low Duration Division

Invests in:	PIMCO VIT Low Duration Portfolio – Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total real return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

Diversified Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.

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Diversified Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.

Diversified Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Income Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

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Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

Income Division

Invests in:	Principal Variable Contracts Funds Income Account – Class 1
Investment Advisor:	Edge Asset Management
Investment Objective:	seeks to provide a high level of current income consistent with preservation of capital.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature dated on or after 08/16/2013)

Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term growth capital.

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Principal LifeTime 2010 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

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Principal LifeTime Strategic Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division

Invests in:	Principal Variable Contracts Funds SmallCap Blend Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios –Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

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SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Flexible Income Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Strategic Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

82

Rydex Commodities Strategy Division

Invests in:	Rydex VI Commodities Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.

T. Rowe Price Blue Chip Growth Division

Invests in:	T. Rowe Price Blue Chip Growth Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Division (no longer available to new investors with an application signature date on or after 06/01/2015)

Invests in:	T. Rowe Price Health Sciences Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

Templeton Global Bond VIP Division

Invests in:	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 4
Investment Advisor:	Franklin Advisors, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Van Eck VIP Global Hard Assets Division

Invests in:	Van Eck VIP Global Hard Assets Fund – Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

83

13. REGISTRATION STATEMENT
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.
Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.
The registration numbers for the Contract are 333-188293 and 811-02091.
14. TABLE OF CONTENTS OF THE SAI

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	10
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	13
Financial Statements	14
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	195
Financial Statements	196

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

84

APPENDIX A – PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer was made available effective January 4, 2010. Original owners of an eligible Principal variable annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•	Your old contract is not subject to any surrender charges; and

•	Available in your state.

Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider. To qualify for a GMWB rider, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required exchange offer forms.

•	The Premium Payment Credit Rider is not available on the new contract.

•
If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the Principal Income Builder 3 or Principal Income Builder 10 rider results in restriction of your Contract investment options to the more limited GMWB investment options (review this prospectus in its entirety for full details).

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts.

•	Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.

•	At Contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.

•	We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.

•	The exchange offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.

There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix A – Principal Variable Annuity     85
Exchange Offer

Summary Comparison* of Principal Variable Annuity and
Investment Plus Variable Annuity with GMWB Rider

To participate in the exchange offer you must elect either the Principal Income Builder 3 or Principal Income Builder 10 rider.

A. Features	Principal Variable Annuity	Investment Plus Variable Annuity
GMWB Rider(s)	Not available	Principal Income Builder 3 Principal Income Builder 10
GMWB investment options	Not applicable	Diversified Balanced Managed Volatility Account Diversified Growth Managed Volatility Account Diversified Balanced Account Diversified Growth Account Diversified Income Account
Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account 12 month - DCA Plus account	1 year - Fixed Account 6 month - DCA Plus account*** 12 month - DCA Plus account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	12	1

B. Annuitization	Principal Variable Annuity	Investment Plus Variable Annuity
Annuity Benefit Payments First Available	Any time	Any time on/after the first Contract anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Same

C. Death Benefit	Principal Variable Annuity	Investment Plus Variable Annuity
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders from old contracts prior to November 23, 2003, the death benefit is reduced by the amount of each withdrawal.

For partial surrenders from old contracts issued on or after November 23, 2003, the death benefit is reduced proportionately for each withdrawal.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.

See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner or annuitant to die	1st owner to die

Appendix A – Principal Variable Annuity     86
Exchange Offer

D. Fees and Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge**	1.25%	Same
Administration Charge** (on an annual basis)	Maximum: 0.15% Current: 0.05%	Maximum: 0.15% Current: 0.15%
Available Underlying Mutual Fund Expenses****	Maximum Annual: 8.32% Minimum Annual: 0.25%	Maximum Annual: 0.67% Minimum Annual: 0.56%
Principal Income Builder 3 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Principal Income Builder 10 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.*****
	Not available Not available	Maximum Annual: 1.65% Current Annual: 1.05% Maximum Annual: 2.00% Current Annual: 1.25%

E. Transaction Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,8,8,7,6,5,4,3) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 1st in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 12th in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%

*	Does not reflect state variations.

**	Charges taken daily as a percentage of the average daily Separate Account division value.

***	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.

*****
For applications signed before June 1, 2015, the PIB 10 rider includes an Investment Back benefit and rider charges are based on the Investment Back withdrawal benefit base. For applications signed on or after June 1, 2015, the PIB 10 rider no longer includes an Investment Back benefit and the rider charges are based on the For Life withdrawal benefit base.

Appendix A – Principal Variable Annuity     87
Exchange Offer

Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Principal Income Builder 3 or Principal Income Builder 10) not available under the old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider when you purchase the new contract.
Once elected, the Principal Income Builder 3 or Principal Income Builder 10 rider may not be terminated for 5 contract years following the rider effective date.
Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Principal Income Builder 3
The Principal Income Builder 3 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Principal Income Builder 3 rider also offers a 3-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 3 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 3 rider provides your beneficiary(ies) with the GMWB Death Benefit.
Principal Income Builder 10
The Principal Income Builder 10 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Principal Income Builder 10 rider also offers a 10-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Principal Income Builder 3 and Principal Income Builder 10 riders and whether a GMWB rider is appropriate for your needs.

Appendix A – Principal Variable Annuity     88
Exchange Offer

Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See 10. FEDERAL TAX MATTERS section of this prospectus.

Appendix A – Principal Variable Annuity     89
Exchange Offer

APPENDIX B – INVESTMENT PLUS VARIABLE ANNUITY GMWB EXCHANGE OFFER
IPVA GMWB Exchange Offer ("GMWB Exchange Offer")
This GMWB Exchange Offer is available January 20, 2014. Original owners of an eligible Principal Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the GMWB Exchange Offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB Exchange Offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB Exchange Offer. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
You are eligible to participate in the GMWB Exchange Offer when:

•	The old contract doesn't have a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider or the old contract has a GMWB 1 rider (Investment Protector Plus); and

•	Your old contract is not subject to any surrender charges; and

•	The GMWB Exchange Offer is available in your state.
GMWB Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider (currently being marketed by us). To qualify for a GMWB rider, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required GMWB Exchange Offer forms.

•	The Premium Payment Credit Rider is not available on the new contract.

•
If we approve your application to participate in the GMWB Exchange Offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the Principal Income Builder 3 or Principal Income Builder 10 rider results in restriction of your Contract investment options to the more limited GMWB investment options (review the new contract prospectus in its entirety for full details).

•	Any new premium payments (excluding the amount transferred under this GMWB Exchange Offer) you make to the new contract are subject to surrender charges.

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts. However, new premium payments may be allocated to the DCA Plus accounts.

•	At Contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.

•	Upon issuing you a new contract, your old contract will terminate.

•	The GMWB Exchange Offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.
GMWB Exchange Offer Duration
Currently, there is no closing date for the GMWB Exchange Offer. We reserve the right, however, to modify the GMWB Exchange Offer commencement date and to modify or terminate the GMWB Exchange Offer upon reasonable written notice to you.
IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.

If you currently have the GMWB 1 rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Do not intend to take withdrawals in the near future and want to benefit from the GMWB Bonus feature.

•	Want to benefit from potential annual increases to your rider values instead of every 5 years with the GMWB 1 rider.

•	Want the ability to elect the Joint Life benefit instead of only Single Life with the GMWB 1 rider.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

Appendix B – Investment Plus Variable Annuity     90
GMWB Exchange Offer

If you currently do not have a GMWB rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Do not intend to take withdrawals in the near future and want to benefit from the GMWB Bonus feature.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
The features and benefits, investment options, and charges and deductions of the new contract may differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the GMWB Exchange Offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the new contract prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.
Summary Comparison* of Old Contract and New Contract
To participate in the GMWB Exchange Offer you must elect either the Principal Income Builder 3 or Principal Income Builder 10 rider.

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity**
GMWB Rider(s) (applicable to this offer)	GMWB 1 (when applicable)	Principal Income Builder 3 Principal Income Builder 10
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life (“Single Life”)	Principal Income Builder 3: • For Life (“Single Life” or “Joint Life”) Principal Income Builder 10: • For Life (“Single Life” or “Joint Life”)
Annual Withdrawal Limits	• Investment Back - 7.00% of the the Investment Back withdrawal benefit base • For Life - 5.00% of the For Life withdrawal benefit base
Principal Income Builder 3 and Principal Income Builder 10:
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to GMWB Percentages section of this prospectus or the applicable GMWB Percentage Prospectus Supplement.

Appendix B – Investment Plus Variable Annuity     91
GMWB Exchange Offer

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity**
GMWB investment options
Restricted investment options depending on when old contract was purchased and customer’s actions:
• GMWB Self-Build Models
• GMWB Select Models
• Principal Lifetime 2010 Account
• Principal Lifetime 2020 Account
• Principal Lifetime Strategic
   Income account
• Strategic Asset Management
   Balanced Portfolio
• Strategic Asset Management
    Conservative Balanced
    Portfolio
• Strategic Asset Management
    Flexible Income Portfolio
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account

NOTE: If GMWB was not elected, there are no investment restrictions.
• Diversified Balanced Account • Diversified Growth Account • Diversified Income Account • Diversified Balanced Managed Volatility Account • Diversified Growth Managed Volatility Account
Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account*** 12 month - DCA Plus account***	Same

Appendix B – Investment Plus Variable Annuity     92
GMWB Exchange Offer

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity**
GMWB Bonus
If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases each year on the Contract anniversary as shown below:
• Years 1-5 - 5.00% of
    premium payments
• Years 6+ - 0.00% of
    premium payments

If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary as shown below:
Principal Income Builder 3:
• Year 1 - 7.00% of
    premium payments
• Year 2 - 6.00% of
    premium payments
• Year 3 - 5.00% of
    premium payments
• Years 4+ - 0.00% of
    premium payments

 Principal Income Builder 10:
• Years 1-10 - 5.00% of
    premium payments
• Years 11+ - 0.00% of
    premium payments

NOTE: The percentages above apply for applications signed from November 2, 2015 through November 30, 2015. The GMWB Bonus Percentages may be different than those listed above for applications signed after November 30, 2015.

GMWB Step-Up
• Optional GMWB Step-Up
    that you may elect beginning
    with the 5th Contract
    anniversary.  Once you have
    elected a GMWB Step-Up,
    you must wait at least 5
    5 contract years to elect
    another GMWB Step-Up.
• Rider effective dates on or
    after June 15, 2008: the
    remaining withdrawal benefit
    bases are not eligible for
    Step-Ups after the
    Investment Back remaining
    withdrawal benefit base
    reduces to zero, even if
    additional premium payments
    are made.
		• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
Automatic Portfolio Rebalancing	Calendar Quarterly (required with GMWB 1 rider)	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/contract year	1	1

Appendix B – Investment Plus Variable Annuity     93
GMWB Exchange Offer

B. Annuitization	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Annuity Benefit Payments First Available	Any time on/after the first Contract anniversary	Same
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	Annuity 2000 Mortality Table	Same
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Same

C. Death Benefit	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, the death benefit is reduced proportionately for each withdrawal.
See the Death Benefit section in this appendix for more details.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.
See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner to die	Same

Appendix B – Investment Plus Variable Annuity     94
GMWB Exchange Offer

D. Fees and Charges	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge****	1.25%	Same
Administration Charge**** (on an annual basis)	Maximum: 0.15% Current: 0.15%	Same
Available Underlying Mutual Fund Expenses*****	Maximum Annual: 8.32% Minimum Annual: 0.25%	Maximum Annual: 0.67% Minimum Annual: 0.56%
GMWB 1 Rider Charge – Taken as % of average quarterly Investment Back remaining withdrawal benefit base.
Maximum Annual: 0.85%
Current Annual: 0.80%
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.
Not applicable
Principal Income Builder 3 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Principal Income Builder 10 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
	Not applicable Not applicable	Maximum Annual: 1.65% Current Annual: 1.05% Maximum Annual: 2.00% Current Annual: 1.25%

Appendix B – Investment Plus Variable Annuity     95
GMWB Exchange Offer

E. Transaction Charges	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,7,6,5,4,3,2,1) if you elected the Premium Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%	Same
Unscheduled Transfers	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%	Same
*    Does not reflect state variations.

**
For applications signed before June 1, 2015, the PIB 10 rider includes an Investment Back benefit and rider charges are based on the Investment Back withdrawal benefit base. For applications signed on or after June 1, 2015, the PIB 10 rider no longer includes an Investment Back benefit and the rider charges are based on the For Life withdrawal benefit base.

***	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

****	Charges taken daily as a percentage of the average daily Separate Account division value

*****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the GMWB Exchange Offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Principal Income Builder 3 or Principal Income Builder 10) that were not available when you purchased your old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider when you purchase the new contract.
Once elected, the Principal Income Builder 3 or Principal Income Builder 10 rider may not be terminated for 5 contract years following the rider effective date.

Appendix B – Investment Plus Variable Annuity     96
GMWB Exchange Offer

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Principal Income Builder 3
The Principal Income Builder 3 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Principal Income Builder 3 rider also offers a 3-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 3 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 3 rider provides your beneficiary(ies) with the GMWB Death Benefit.
Principal Income Builder 10
The Principal Income Builder 10 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Principal Income Builder 10 rider also offers a 10-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Principal Income Builder 3 and Principal Income Builder 10 riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the GMWB Exchange Offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the GMWB Exchange Offer. See 10. FEDERAL TAX MATTERS section of the new contract prospectus.

Appendix B – Investment Plus Variable Annuity     97
GMWB Exchange Offer

APPENDIX C – PIB 3 Examples (for applications signed on or after August 1, 2013)
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 3 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (3.80%) withdrawal benefit payment = $3,800, if withdrawals start prior to the owner attaining age 65.

•	“Joint Life” For Life (3.30%) withdrawal benefit payment = $3,300, if withdrawals start prior to the spouse attaining age 65.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.0380 = $4,066.00.
Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500.

•	the new “Single For Life” For Life withdrawal benefit payment is $160,500 x 0.0380 = $6,099.00.
Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,300. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.30%.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($100,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x .0330 = $3,300).

Appendix C – PIB 3 Examples    98

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0380 = $4,066.00.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,531. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.30%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0330 = $3,531.00.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.30%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0330 = $3,531.00)
Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $3,800. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0380 = $3,800	$100,000 x 0.0380 = $3,800
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0380 = $3,800	$110,000 x 0.0380 = $4,180
Example 6 assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (4.80%) withdrawal benefit payment = $4,800.

•	“Joint Life” For Life (3.30%) withdrawal benefit payment = $3,300, if withdrawals start prior to the owner’s spouse attaining age 65.

Appendix C – PIB 3 Examples    99

Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0480 = $5,136.00.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,531.00. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.30%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0330 = $3,531.00.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.30%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0330 = $3,531.00)
Examples With Excess Withdrawals
Examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 3.80%.

•	the initial premium payment is $100,000

•	the For Life withdrawal benefit base prior to partial surrender = $100,000

•	“Single Life” For Life (3.80%) withdrawal benefit payment = $3,800

•	Withdrawal taken = $8,500
•excess amount under the For Life withdrawal option is $4,700
Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $5,452.44. The new For Life withdrawal benefit base is $100,000 - $5,452.44 = $94,547.56.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $4,700 (the amount of the excess withdrawal); and
b = $5,452.44 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($4,700);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $3,800); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix C – PIB 3 Examples    100

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 3.80%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $94,547.56 x 0.0380 = $3,592.81.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $115,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $4,700 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $4,700 = $95,300.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $4,700 (the amount of the excess withdrawal); and
b = $4,226.62 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($4,700);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($115,000 minus $3,800); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 3.80%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $95,300 x 0.0380 = $3,621.40.

Appendix C – PIB 3 Examples    101

APPENDIX D – PIB 10 Examples (for applications signed on or after June 1, 2015)
For applications signed before June 1, 2015, refer to Appendix F for PIB 10 examples.
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 (without excess withdrawals) assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner attaining age 65.

•	“Joint Life” For Life (3.50%) withdrawal benefit payment = $3,500, if withdrawals start prior to the spouse attaining age 65.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000.

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.040 = $4,200.
Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500.

•	the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.040 = $6,300.

Appendix D – PIB 10 Examples    102
(for applications signed on or after June 1, 2015)

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($100,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0350 = $3,500).
Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000.

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.040 = $4,200.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($105,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0350 = $3,675.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.50%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($105,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0350 = $3,675).
Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $4,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the For Life withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.040 = $4,000	$100,000 x 0.040 = $4,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.040 = $4,000	$110,000 x 0.040 = $4,400

Appendix D – PIB 10 Examples    103
(for applications signed on or after June 1, 2015)

Example 6 (without excess withdrawals) assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (5.00%) withdrawal benefit payment = $5,000.

•	“Joint Life” For Life (3.50%) withdrawal benefit payment = $3,500, if withdrawals start prior to the owner’s spouse attaining age 65.
Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.050 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000.

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0500 = $5,250.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($105,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0350 = $3,675.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.50%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($105,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0350 = $3,675).
Examples With Excess Withdrawals
Excess withdrawal examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.00%.

•	the initial premium payment is $100,000

•	the withdrawal benefit base prior to partial surrender = $100,000

•	“Single Life” For Life (4.00%) withdrawal benefit payment = $4,000

•	Withdrawal taken = $8,000
•excess amount under the For Life withdrawal benefit base is $4,000

Appendix D – PIB 10 Examples    104
(for applications signed on or after June 1, 2015)

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
The amount of the adjustment* is $4,651.16. The new For Life withdrawal benefit base is $100,000 - $4,651.16 = $95,348.84.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $4,000 (the amount of the excess withdrawal); and
b = $4,651.16 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($4,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
The new “Single Life” For Life withdrawal benefit payment is $95,348.84 x 0.040 = $3,813.95.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
The amount of the adjustment* is $4,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $4,000 = $96,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $4,000 (the amount of the excess withdrawal); and
b = $3,773.58 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($4,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
The new “Single Life” For Life withdrawal benefit payment is $96,000 x 0.040 = $3,840.

Appendix D – PIB 10 Examples    105
(for applications signed on or after June 1, 2015)

APPENDIX E – GMWB DEATH BENEFIT EXAMPLES (for contracts with a GMWB rider and application signature date on or after August 1, 2013)
These examples have been provided to assist you in understanding the GMWB Death Benefit and to demonstrate how premium payments received and withdrawals taken from the Contract affect the GMWB Death Benefit. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:	The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Withdrawals impact the GMWB Death Benefit as follows:

•
A withdrawal that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit.

•	A withdrawal up to the RMD amount under the RMD Program for GMWB Riders is not considered an excess withdrawal and will reduce the GMWB Death Benefit by the amount of the withdrawal.

•
If your GMWB rider offers the Investment Back withdrawal option and you are taking withdrawals under this option, any amount greater than the "For Life" withdrawal benefit payment, or RMD amount if taken under the RMD Program for GMWB Riders, are deducted proportionately rather than dollar for dollar.

NOTE:
The numbers used in the examples below are hypothetical only and are intended to illustrate how the death benefit is calculated. The available For Life withdrawal benefit payment is determined by multiplying the For Life withdrawal benefit base by the For Life withdrawal benefit payment percentage and then subtracting any previous withdrawals taken within that contract year.

Example 1
Contract issue date = September 1
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payments = $0
Withdrawals = $0
On the contract anniversary in the following calendar year, assume the Contract accumulated value is $90,000.
The GMWB Death Benefit is the greatest of 1, 2, and 3 below.

1.	$90,000 = accumulated value

2.	$100,000 = $100,000 - $0 = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary
The GMWB Death Benefit on the first contract anniversary is $100,000.
Example 2
Contract issue date = August 15
Initial premium payment = $50,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment received on October 3 of the same calendar year = $25,000
Withdrawals = $0
On the contract anniversary in the following calendar year, assume the Contract accumulated value is $110,000.
The GMWB Death Benefit is the greatest of 1, 2, and 3 below.

1.	$110,000 = accumulated value

2.	$75,000 = $50,000 + $25,000 - $0 = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary
The GMWB Death Benefit on the first contract anniversary is $110,000.

Appendix E – GMWB Death Benefit Examples    106

Example 3
Contract issue date = August 31
Initial premium payment = $75,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on November 3 of same calendar year = $2,500
Withdrawal on January 15 of following calendar year = $8,000
On November 3, assume the accumulated value prior to the withdrawal is $85,000.
The GMWB Death Benefit on November 3 is the greatest of 1, 2, and 3 below.

1.	$82,500 = accumulated value ($85,000 - $2,500)

2.	$72,500 = $75,000 - $2,500 = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary
On November 3, the GMWB Death Benefit is $82,500. The available For Life withdrawal benefit payment is reduced to $1,500 ($4,000 - $2,500).
On January 15, assume the accumulated value prior to the withdrawal is $88,000. Since the available For Life withdrawal benefit payment is $1,500, an excess withdrawal of $6,500 is taken.
Accumulated Value after $1,500 withdrawal = $86,500
Excess withdrawal death benefit proportion = ($6,500 / $86,500) = 0.0751
The GMWB Death Benefit after the withdrawal on January 15 is the greatest of 1, 2, and 3 below.

1.	$80,000 = accumulated value ($88,000 - $8,000)

2.	$65,667.90 = $75,000 – $2,500 – $1,500 – [($75,000 - $2,500 - $1,500) * 0.0751)] = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary
On January 15, the GMWB death benefit is $80,000.

NOTE:
For number 2 above, $4,000 of the withdrawals were not "For Life" Excess Withdrawals and reduced the GMWB Death Benefit by $4,000. The "For Life" Excess Withdrawal of $6,500 proportionately reduced the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal ($6,500 / $86,500 = 0.0751).

Example 4
Contract issue date = October 25
Initial premium payment = $75,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on November 3 of same calendar year = $2,500
Withdrawal on January 15 of following calendar year = $8,000
On November 3, assume the accumulated value prior to the withdrawal is $62,500.
The GMWB Death Benefit on November 3 is the greatest of 1, 2, and 3 below.

1.	$62,500 = accumulated value

2.	$72,500 = $75,000 - $2,500 = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary
On November 3, the GMWB Death Benefit is $72,500. The available For Life withdrawal benefit payment is reduced to $1,500 ($4,000 - $2,500).
On January 15, assume the accumulated value prior to the withdrawal is $58,000. Since the available For Life withdrawal benefit payment is $1,500, an excess withdrawal of $6,500 is taken.
Accumulated Value after $1,500 withdrawal = $56,500
Excess withdrawal death benefit proportion = ($6,500 / $56,500) = 0.1150

Appendix E – GMWB Death Benefit Examples    107

The GMWB Death Benefit after the withdrawal on January 15 is the greatest of 1, 2, and 3 below.

1.	$50,000 = accumulated value ($58,000 - $8,000)

2.	$62,835.00 = $75,000 – $2,500 – $1,500 – [($75,000 - $2,500 - $1,500) * 0.1150)] = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary
On January 15, the GMWB death benefit is $62,835.00.

NOTE:
For number 2 above, $4,000 of the withdrawals were not "For Life" Excess Withdrawals and reduced the GMWB Death Benefit by $4,000. The "For Life" Excess Withdrawal of $6,500 proportionately reduced the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal ($6,500 / $56,500 = 0.1150).

Example 5
Contract issue date = November 3
Initial premium payment = $75,000
Available For Life withdrawal benefit payment = $3,000
Additional premium payment = $0
Withdrawal on December 30 of same calendar year = $5,000
Accumulated Value on Contract anniversary divisible equally by 7 = $53,750
On December 30, assume the accumulated value prior to the withdrawal is $65,000. Since the available For Life withdrawal benefit payment is $3,000, an excess withdrawal of $2,000 is taken.
Accumulated value after $3,000 withdrawal = $62,000
Excess withdrawal death benefit proportion = ($2,000 / $62,000) = 0.0323
The GMWB Death Benefit on December 30 is the greatest of 1, 2, and 3 below.

1.	$62,000 = accumulated value

2.	$69,674.40 = $75,000 - $3,000 – [($75,000 - $3,000) * 0.0323] = total premium payments minus each withdrawal taken

3.
$49,110.77 = $53,750 + $0 - $3,000 - [($53,750 - $3,000) * 0.0323] = the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal taken after that Contract anniversary.

On December 30, the GMWB death benefit is $69,674.40.

NOTE:
For numbers 2 and 3 above, $3,000 of the withdrawals were not "For Life" Excess Withdrawals and reduced the GMWB Death Benefit by $3,000. The "For Life" Excess Withdrawal of $2,000 proportionately reduced the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal ($2,000 / $62,000 = 0.0323).

Appendix E – GMWB Death Benefit Examples    108

APPENDIX F – PIB 10 (applications signed before June 1, 2015)
Overview of Principal Income Builder 10
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase the remaining withdrawal benefit base. The GMWB Bonus also does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 2.00% of the Investment Back withdrawal benefit base.
Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Principal Income Builder 10 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately. (not applicable to PIB3)

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

Appendix F – PIB 10    109
(for applications signed before June 1, 2015)

Principal Income Builder 10 - Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Principal Income Builder 10 - Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on:

•	The rider effective date and

•	Each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1 = the accumulated value on the Contract anniversary (see Principal Income Builder 10 – GMWB Step-Up).
2 = the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.

* NOTE:
The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 10 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.
Principal Income Builder 10 - Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on:

•	The rider effective date,

•	When a premium payment is made,

•	When a GMWB Step-Up is applied, and

•	When a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

Appendix F – PIB 10    110
(for applications signed before June 1, 2015)

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be:

•	increased dollar-for-dollar by each additional premium payment made and any GMWB Step-Up; and

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Principal Income Builder 10 - Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

NOTE:
The For Life remaining withdrawal benefit base is only applicable when the Contract accumulated value reduces to zero. Once your Contract accumulated value reduces to zero, For Life withdrawal benefit payments will be payable until the later of the date of your death or the date the For Life remaining withdrawal benefit base is zero. For further information, see Effect of the Contract Accumulated Value Reaching Zero Under the Principal Income Builder 10 Rider.

Principal Income Builder 10 - Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant , if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant , if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.
NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will follow the U.S. Supreme Court's ruling in United States v. Windsor, 133 S. Ct. 2675 (2013) and any applicable regulatory requirements implemented in response to the Windsor ruling. As a result of the Windsor case, same-sex couples who are legally married in their respective states have the same rights to benefits under federal law as all opposite-sex couples have. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code and Windsor. For more information, please see your tax advisor.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

Appendix F – PIB 10    111
(for applications signed before June 1, 2015)

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-54	3.00%
55-64	4.00%
65-74	5.00%
75+	5.25%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-54	2.50%
55-64	3.50%
65-74	4.50%
75+	4.75%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 10 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 2.50% for the remaining life of this rider and cannot be changed.

Appendix F – PIB 10    112
(for applications signed before June 1, 2015)

Principal Income Builder 10 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1.	Spousal continuation of this rider as described below in 8. DEATH BENEFIT.

2.	If withdrawals have not been taken and you have not previously elected to continue this rider as provided in 8. DEATH BENEFIT, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue this rider as provided in 8. DEATH BENEFIT, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 10 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. See Principal Income Builder 10 - GMWB Bonus.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

Appendix F – PIB 10    113
(for applications signed before June 1, 2015)

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Principal Income Builder 10 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples at the end of this appendix.
Principal Income Builder 10 - Excess Withdrawals
Any portion of a withdrawal that exceeds the available withdrawal benefit payment for either withdrawal option is an excess withdrawal. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payments to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Appendix F – PIB 10    114
(for applications signed before June 1, 2015)

Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a withdrawal benefit payment for that contract year will be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 10 - GMWB Bonus
Under the GMWB Bonus, on each of the first 10 Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%
The GMWB Bonus is no longer available after the earlier of:

•	The 10th Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

Appendix F – PIB 10    115
(for applications signed before June 1, 2015)

Principal Income Builder 10 - GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge. See SUMMARY OF EXPENSE INFORMATION section.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If we increase the rider charge for existing Contracts and you are eligible for a GMWB Step-Up of the withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge;

3.	You have not fully annuitized the Contract; and

4.	The remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:
If you take withdrawals in amounts that reduce the remaining withdrawal benefit base to zero, the remaining withdrawal benefit base is not eligible for a GMWB Step-Up (even if additional premium payments are made).

Appendix F – PIB 10    116
(for applications signed before June 1, 2015)

Principal Income Builder 10 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in 8. DEATH BENEFIT.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in 8. DEATH BENEFIT.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
See Principal Income Builder 10 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

•
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, you must elect either:

•	The Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; see Principal Income Builder 10 - Effect of Withdrawals); or

•	The For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; see Principal Income Builder 10 - Effect of Withdrawals).
If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:

•	You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.

•	The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

Appendix F – PIB 10    117
(for applications signed before June 1, 2015)

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in 8. DEATH BENEFIT.

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either:

•	The “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (annuitant’s death if the owner is not a natural person).

•	The “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of the death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in 8. DEATH BENEFIT.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 10 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in 8. DEATH BENEFIT or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix F – PIB 10    118
(for applications signed before June 1, 2015)

Principal Income Builder 10 - Effect of Divorce
Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

NOTE:
If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.20%.
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 5.25% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 2.50% and capping at a maximum of 4.75% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each applicable Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

Appendix F – PIB 10    119
(for applications signed before June 1, 2015)

GMWB Death Benefit - Principal Income Builder 10
While a GMWB rider is active, the GMWB Death Benefit replaces any other death benefit under the Contract. The GMWB Death Benefit is similar to the Standard Death Benefit with the exception of how withdrawals reduce the death benefit amount. The GMWB Death Benefit terminates when the GMWB rider terminates.
1.     If you are the only owner, upon your death, your primary beneficiary may elect one of the following:

a.	receive the GMWB Death Benefit as set forth below;

b.	receive the Investment Back Remaining Withdrawal Benefit Base as a series of payments in an amount and frequency acceptable to us; or

c.	if the primary beneficiary is your spouse, your spouse may continue the Contract with or without this rider as set forth later in this section.
2. If there are joint owners, upon the death of the first joint owner to die, the surviving joint owner may elect one of the following:

a.	receive the GMWB Death Benefit as set forth below;

b.	receive the Investment Back Remaining Withdrawal Benefit Base as a series of payments in an amount and frequency acceptable to us; or

c.	if the surviving joint owner is your spouse, your spouse may continue the Contract with or without this rider as set forth later in this section.
The GMWB Death Benefit is equal to the greatest of:

1.	the Contract accumulated value as of the valuation date on which we receive the proof of death and all required documents;

2.	the total premium payments minus each withdrawal** taken on or before the valuation date on which we receive the proof of death and all required documents;

3.
the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal** taken after that Contract anniversary.

**
For 2. and 3. above, a withdrawal that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal. NOTE: This is different than how withdrawals reduce the standard death benefit.

**
For 2. and 3. above, withdrawals up to the RMD amount under the RMD Program for GMWB Riders are not considered excess withdrawals and reduce the GMWB Death Benefit by the amount of the withdrawal. If you are taking withdrawals under the Investment Back withdrawal option, any amount greater than the “For Life” withdrawal benefit payment, or RMD amount if taken under the RMD Program for GMWB Riders, are deducted proportionately rather than dollar-for-dollar.

Appendix F – PIB 10    120
(for applications signed before June 1, 2015)

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. Receive the GMWB Death Benefit; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.*

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth later in this section; or
b. Elect one of the following:
•    receive the GMWB Death Benefit;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.*

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. Receive the GMWB Death Benefit; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.*

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth later in this section; or
b. Elect one of the following:
•    receive the GMWB Death Benefit;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.*

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

Appendix F – PIB 10    121
(for applications signed before June 1, 2015)

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.
Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.
Upon the surviving covered life’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Appendix F – PIB 10    122
(for applications signed before June 1, 2015)

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

* See Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Spousal Continuation of the Principal Income Builder 10 Rider
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and this rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Appendix F – PIB 10    123
(for applications signed before June 1, 2015)

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix F – PIB 10    124
(for applications signed before June 1, 2015)

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix F – PIB 10    125
(for applications signed before June 1, 2015)

Principal Income Builder 10 Examples (for applications signed before June 1, 2015)
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals

Examples 1-5 (without excess withdrawals) assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner attaining age 65.

•	“Joint Life” For Life (3.50%) withdrawal benefit payment = $3,500, if withdrawals start prior to the spouse attaining age 65.

Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.040 = $4,200.

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.

Appendix F – PIB 10    126
(for applications signed before June 1, 2015)

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.040 = $6,300.

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.

On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the withdrawal benefit base remains the same ($100,000);

•	the new remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0350 = $3,500).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0400 = $4,200.

In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.

Appendix F – PIB 10    127
(for applications signed before June 1, 2015)

On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0350 = $3,675.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.50%.

On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($96,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($96,500); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0350 = $3,675).
Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $4,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0400 = $4,000	$100,000 x 0.0400 = $4,000
Remaining withdrawal Benefit Base	$90,000	$90,000

Appendix F – PIB 10    128
(for applications signed before June 1, 2015)

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0400 = $4,000	$110,000 x 0.0400 = $4,400
Remaining Withdrawal Benefit Base	$90,000	$110,000

Example 6 (without excess withdrawals) assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5.00%) withdrawal benefit payment = $5,000.

•	“Joint Life” For Life (3.50%) withdrawal benefit payment = $3,500, if withdrawals start prior to the owner’s spouse attaining age 65.
Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.050 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0500 = $5,250.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0350 = $3,675.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.50%.

Appendix F – PIB 10    129
(for applications signed before June 1, 2015)

On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($96,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($96,500); and
the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0350 = $3,675).

Examples With Excess Withdrawals

Excess withdrawal examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.00%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	“Single Life” For Life (4.00%) withdrawal benefit payment = $4,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $4,000

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix F – PIB 10    130
(for applications signed before June 1, 2015)

For Life
The amount of the adjustment* is $4,651.16. The new For Life withdrawal benefit base is $100,000 - $4,651.16 = $95,348.84.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $4,000 (the amount of the excess withdrawal); and
b = $4,651.16 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($4,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*	The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix F – PIB 10    131
(for applications signed before June 1, 2015)

For Life
The amount of the adjustment* is $8,465.12 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,465.12 = $91,534.88.

*	The amount of the adjustment is (a plus b) where:
a = $4,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $4,465.12 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $4,000 (the amount of the excess withdrawal); and

2 = $4,465.12 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($4,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $4,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new “Single Life” For Life withdrawal benefit payment is $95,348.84 x 0.0400 = $3,813.95.

Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix F – PIB 10    132
(for applications signed before June 1, 2015)

For Life
The amount of the adjustment* is $4,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $4,000 = $96,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $4,000 (the amount of the excess withdrawal); and
b = $3,773.58 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($4,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $4,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $4,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $4,000 (the amount of the excess withdrawal); and
2 = $3,622.64 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($4,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $4,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $4,000).

Appendix F – PIB 10    133
(for applications signed before June 1, 2015)

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,000 x 0.0400 = $3,840.

Appendix F – PIB 10    134
(for applications signed before June 1, 2015)

APPENDIX G – PIB 3 (applications signed before November 2, 2015)
Overview of Principal Income Builder 3
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal within the first 3 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.
Spousal continuation. This rider provides that the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Principal Income Builder 3 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•	GMWB Step-Up — an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•	Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year.

•	Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we guarantee you may withdraw each contract year.
Principal Income Builder 3 - Withdrawal Benefit Base
The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial withdrawal benefit base is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:
1= the accumulated value on the Contract anniversary (see Appendix G - Principal Income Builder 3 – GMWB Step-Up).
2 = the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Appendix G - Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

Appendix G – PIB 3    135
(for applications signed before November 1, 2015)

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
Principal Income Builder 3 - Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.
NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will follow the U.S. Supreme Court's ruling in United States v. Windsor, 133 S. Ct. 2675 (2013) and any applicable regulatory requirements implemented in response to the Windsor ruling. As a result of the Windsor case, same-sex couples who are legally married in their respective states have the same rights to benefits under federal law as all opposite-sex couples have. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code and Windsor. For more information, please see your tax advisor.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Appendix G – PIB 3    136
(for applications signed before November 1, 2015)

Calculating the Principal Income Builder 3 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For applications signed on or after June 1, 2015	For applications signed before June 1, 2015
	For Life Withdrawal Benefit Payment Percentage	For Life Withdrawal Benefit Payment Percentage
45-54	3.00%	3.00%
55-59	3.80%	4.00%
60-64	3.80%	4.25%
65-74	4.80%	5.00%
75+	5.05%	5.25%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For applications signed on or after June 1, 2015	For applications signed before June 1, 2015
	For Life Withdrawal Benefit Payment Percentage	For Life Withdrawal Benefit Payment Percentage
45-54	2.50%	2.50%
55-59	3.30%	3.50%
60-64	3.30%	3.75%
65-74	4.30%	4.50%
75+	4.55%	4.75%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Appendix G - Principal Income Builder 3 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 2.50% for the remaining life of this rider and cannot be changed.

Appendix G – PIB 3    137
(for applications signed before November 1, 2015)

Principal Income Builder 3 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1.	Spousal continuation of this rider as described in 8. DEATH BENEFIT.

2.	If withdrawals have not been taken and you have not previously elected to continue this rider as provided in 8. DEATH BENEFIT, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue this rider as provided in 8. DEATH BENEFIT, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 3 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. See Appendix G - Principal Income Builder 3 - GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

Appendix G – PIB 3    138
(for applications signed before November 1, 2015)

If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Appendix G - Principal Income Builder 3 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX C.
Principal Income Builder 3 - Excess Withdrawals
Any portion of a withdrawal that exceeds the available withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a withdrawal benefit payment for that contract year will be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

Appendix G – PIB 3    139
(for applications signed before November 1, 2015)

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 3 - GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
The GMWB Bonus is no longer available after the earlier of:

•	The 3rd Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit base. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 3 - GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 3 rider charge. See SUMMARY OF EXPENSE INFORMATION section.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.

NOTE:
All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.

If we increase the rider charge for existing Contracts and you are eligible for a GMWB Step-Up of the withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

Appendix G – PIB 3    140
(for applications signed before November 1, 2015)

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.
Principal Income Builder 3 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment option:

•	Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
See Appendix G - Principal Income Builder 3 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 3 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the withdrawal benefit payments as follows:

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•
the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Appendix G – PIB 3    141
(for applications signed before November 1, 2015)

Principal Income Builder 3 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The For Life withdrawal benefit base is zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in 8. DEATH BENEFIT or the removal/ addition of a joint life as described in Principal Income Builder 3 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Principal Income Builder 3 - Effect of Divorce
Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

NOTE:
If this excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Appendix G - Principal Income Builder 3 – Excess Withdrawals.

Appendix G – PIB 3    142
(for applications signed before November 1, 2015)

Principal Income Builder 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge
PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base)
•    Maximum annual charge is 1.65%.
•    Current annual charge is 1.05% for applications signed before June 1, 2015.
•    Current annual charge is 1.05% for applications signed on or after June 1, 2015.

Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 5.05% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 2.50% and capping at a maximum of 4.55% of the For Life withdrawal benefit base
NOTE: The ranges are based on application signature date

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the benefit base on each applicable Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.

Appendix G – PIB 3    143
(for applications signed before November 1, 2015)

APPENDIX H – PIB 10 (applications signed June 1, 2015 through November 1, 2015)
Overview of Principal Income Builder 10
For applications signed on or after June 1, 2015, Investment Back will no longer be included as a benefit of the PIB 10 rider. For applications signed before June 1, 2015, refer to Appendix F for details about your PIB 10 rider.
The PIB 10 rider provides For Life withdrawals that help protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money.
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 2.00% of the For Life withdrawal benefit base.
Spousal continuation. This rider provides that For Life withdrawals may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Principal Income Builder 10 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•	GMWB Step-Up — an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•	Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year.

•	Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we guarantee you may withdraw each contract year.
Principal Income Builder 10 - Withdrawal Benefit Base
The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial withdrawal benefit base is equal to the initial premium payment.

Appendix H – PIB 10    144
(for applications signed June 1, 2015 through October 31, 2015)

On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:
1= the accumulated value on the Contract anniversary (see Appendix H - Principal Income Builder 10 – GMWB Step-Up).
2 = the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.

* NOTE:
The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Appendix H - Principal Income Builder 10 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
Principal Income Builder 10 - Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.

Appendix H – PIB 10    145
(for applications signed June 1, 2015 through October 31, 2015)

To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.
NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to “spouses.”  In satisfying such requirements, we will follow the U.S. Supreme Court's ruling in United States v. Windsor, 133 S. Ct. 2675 (2013) and any applicable regulatory requirements implemented in response to the Windsor ruling.  As a result of the Windsor case, same-sex couples who are legally married in their respective states have the same rights to benefits under federal law as all opposite-sex couples have.  All Contract provisions will be interpreted and administered in accordance with the requirements of the Code and Windsor.  For more information, please see your tax advisor.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-54	3.00%
55-64	4.00%
65-74	5.00%
75+	5.25%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-54	2.50%
55-64	3.50%
65-74	4.50%
75+	4.75%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Appendix H - Principal Income Builder 10 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 2.50% for the remaining life of this rider and cannot be changed.

Appendix H – PIB 10    146
(for applications signed June 1, 2015 through October 31, 2015)

Principal Income Builder 10 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1.	Spousal continuation of this rider as described below in 8. DEATH BENEFIT.

2.	If withdrawals have not been taken and you have not previously elected to continue this rider as provided in 8. DEATH BENEFIT, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue this rider as provided in 8. DEATH BENEFIT, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 10 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. See Appendix H - Principal Income Builder 10 - GMWB Bonus.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

Appendix H – PIB 10    147
(for applications signed June 1, 2015 through October 31, 2015)

If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Appendix H - Principal Income Builder 10 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX D.
Principal Income Builder 10 - Excess Withdrawals
Any portion of a withdrawal that exceeds the available withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a withdrawal benefit payment for that contract year will be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

Appendix H – PIB 10    148
(for applications signed June 1, 2015 through October 31, 2015)

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 10 - GMWB Bonus
Under the GMWB Bonus, on each of the first 10 Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%
The GMWB Bonus is no longer available after the earlier of:

•	The 10th Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit base. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 10 - GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.

NOTE:
All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.

If we increase the rider charge for existing Contracts and you are eligible for a GMWB Step-Up of the withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

Appendix H – PIB 10    149
(for applications signed June 1, 2015 through October 31, 2015)

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.
Principal Income Builder 10 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment option:

•	Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
See Appendix H - Principal Income Builder 10 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the withdrawal benefit payments as follows:

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•
the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Appendix H – PIB 10    150
(for applications signed June 1, 2015 through October 31, 2015)

Principal Income Builder 10 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The For Life withdrawal benefit base is zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in 8. DEATH BENEFIT or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Principal Income Builder 10 - Effect of Divorce
Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

NOTE:
If this excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Appendix H - Principal Income Builder 10 – Excess Withdrawals.

Appendix H – PIB 10    151
(for applications signed June 1, 2015 through October 31, 2015)

Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10 (for applications signed on or after June 1, 2015)
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.25%.
Guaranteed Minimum Withdrawal Benefit	• For Life
Annual Withdrawal Limits
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 5.25% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 2.50% and capping at a maximum of 4.75% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the benefit base on each applicable Contract anniversary.
Investment Restrictions	• You must select one or more of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with or without this rider.

Appendix H – PIB 10    152
(for applications signed June 1, 2015 through October 31, 2015)

APPENDIX I – CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information.
The following table contains the unit values for the Contract without the Premium Payment Credit Rider for the periods ended December 31. With the exception of the 2013 End of Period unit values, all of the unit values shown below have been updated to factor in the 0.15% administrative fee that was added to this product effective August 1, 2013. The 2013 End of Period values are the actual unit values, which also factor in the administrative fee.

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2014	$26.624	$25.778	-3.18%	158
2013	18.535	26.624	43.64	174
2012	16.343	18.535	13.41	164
2011	15.865	16.343	3.01	170
2010	11.752	15.865	35.00	168
2009	8.407	11.752	39.79	122
2008	15.657	8.407	-46.31	109
2007	13.919	15.657	12.49	78
2006	12.752	13.919	9.15	53
2005(1)	12.007	12.752	6.20	18
AllianceBernstein Small/Mid Cap Value
2014	11.367	12.240	7.68	131
2013(10)	10.003	11.367	13.64	57
American Century VP Capital Appreciation
2014(12)	10.000	10.797	7.97	199
American Century VP Inflation Protection
2014	12.870	13.110	1.86	4,504
2013	14.261	12.870	-9.75	5,079
2012	13.468	14.261	5.89	4,968
2011	12.222	13.468	10.19	4,861
2010	11.793	12.222	3.64	5,503
2009	10.847	11.793	8.72	5,350
2008	11.180	10.847	-2.98	4,752
2007	10.352	11.180	8.00	5,125
2006	10.333	10.352	0.18	3,389
2005(1)	10.256	10.333	0.75	1,227
American Century VP Mid Cap Value
2014	16.685	19.125	14.62	168
2013	13.025	16.685	28.10	120
2012	11.366	13.025	14.60	111
2011	11.624	11.366	-2.22	57
2010(2)	10.048	11.624	15.68	17
American Century VP Ultra
2014	17.035	18.450	8.31	2,159
2013	12.617	17.035	35.02	2,594
2012	11.246	12.617	12.19	3,367
2011	11.307	11.246	-0.54	3,824
2010	9.900	11.307	14.21	3,933
2009	7.463	9.900	32.65	4,281
2008	12.971	7.463	-42.46	4,883
2007	10.886	12.971	19.15	3,530
2006	11.426	10.886	-4.73	2,714
2005(1)	11.101	11.426	2.93	911
Delaware VIP Small Cap Value
2014	11.393	11.866	4.15	48
2013(10)	10.003	11.393	13.90	14

Appendix I – Condensed Financial Information    153

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Dreyfus Technology Growth
2014	$21.453	$22.546	5.09%	178
2013	16.420	21.453	30.65	170
2012	14.437	16.420	13.74	159
2011	15.920	14.437	-9.32	146
2010	12.452	15.920	27.85	202
2009	8.039	12.452	54.89	153
2008	13.876	8.039	-42.07	60
2007	12.297	13.876	12.84	38
2006	11.987	12.297	2.59	25
2005(1)	11.094	11.987	8.05	10
DWS Small Mid Cap Value
2014	11.383	11.797	3.64	39
2013(10)	10.003	11.383	13.80	8
Fidelity VIP Contrafund®
2014	20.778	22.877	10.10	2,136
2013	16.090	20.778	29.14	2,258
2012	14.050	16.090	14.52	2,514
2011	14.656	14.050	-4.13	2,728
2010	12.711	14.656	15.30	2,671
2009	9.515	12.711	33.59	2,635
2008	16.839	9.515	-43.49	2,410
2007	14.558	16.839	15.67	2,031
2006	13.248	14.558	9.89	1,240
2005(1)	11.709	13.248	13.14	427
Fidelity VIP Equity-Income
2014	16.629	17.788	6.97	553
2013	13.192	16.629	26.05	549
2012	11.430	13.192	15.42	547
2011	11.515	11.430	-0.74	558
2010	10.162	11.515	13.31	558
2009	7.934	10.162	28.08	557
2008	14.070	7.934	-43.61	572
2007	14.090	14.070	-0.14	686
2006	11.914	14.090	18.26	347
2005(1)	11.517	11.914	3.45	94
Fidelity VIP Growth
2014	18.148	19.866	9.47	384
2013	13.532	18.148	34.11	336
2012	11.996	13.532	12.80	340
2011	12.169	11.996	-1.42	379
2010	9.963	12.169	22.14	467
2009	7.895	9.963	26.19	426
2008	15.196	7.895	-48.05	436
2007	12.168	15.196	24.88	376
2006	11.578	12.168	5.10	204
2005(1)	10.947	11.578	5.76	59

Appendix I – Condensed Financial Information    154

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Mid Cap
2014	$24.805	$25.935	4.56%	604
2013	18.513	24.805	33.99	525
2012	16.389	18.513	12.96	484
2011	18.643	16.389	-12.09	507
2010	14.704	18.643	26.79	558
2009	10.670	14.704	37.81	396
2008	17.918	10.670	-40.45	357
2007	15.755	17.918	13.73	321
2006	14.214	15.755	10.84	198
2005(1)	12.651	14.214	12.35	36
Fidelity VIP Overseas
2014	17.787	16.084	-9.57	2,020
2013	13.848	17.787	28.44	2,015
2012	11.655	13.848	18.82	2,387
2011	14.288	11.655	-18.43	2,626
2010	12.830	14.288	11.36	2,507
2009	10.308	12.830	24.47	2,659
2008	18.654	10.308	-44.74	2,623
2007	16.162	18.654	15.42	2,013
2006	13.916	16.162	16.14	1,503
2005(1)	12.103	13.916	14.98	581
Franklin Small Cap Value Securities
2014	18.920	18.764	-0.82	160
2013	14.083	18.920	34.35	153
2012	12.064	14.083	16.74	121
2011	12.712	12.064	-5.10	123
2010(3)	10.289	12.712	23.55	27
Goldman Sachs VIT Mid Cap Value
2014	21.688	24.289	11.99	659
2013	16.550	21.688	31.05	625
2012	14.168	16.550	16.81	686
2011	15.346	14.168	-7.68	788
2010	12.449	15.346	23.27	812
2009	9.482	12.449	31.29	911
2008	15.276	9.482	-37.93	981
2007	15.011	15.276	1.77	925
2006	13.104	15.011	14.55	550
2005(1)	12.043	13.104	8.81	162
Goldman Sachs VIT Small Cap Equity Insights
2014	17.405	18.353	5.45	342
2013	13.014	17.405	33.74	315
2012	11.698	13.014	11.25	346
2011	11.783	11.698	-0.72	418
2010	9.183	11.783	28.31	395
2009	7.294	9.183	25.90	360
2008	11.212	7.294	-34.94	322
2007	13.615	11.212	-17.65	287
2006	12.298	13.615	10.71	189
2005(1)	11.649	12.298	5.57	‑

Appendix I – Condensed Financial Information    155

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco Van Kampen VI Value Opportunities
2014	$14.264	$14.996	5.13%	305
2013	10.814	14.264	31.90	325
2012	9.318	10.814	16.05	352
2011	9.746	9.318	-4.39	389
2010	9.207	9.746	5.85	363
2009	6.308	9.207	45.96	310
2008	13.265	6.308	-52.45	91
2007	13.248	13.265	0.13	69
2006	11.867	13.248	11.64	49
2005(1)	11.451	11.867	3.63	5
Invesco V.I. International Growth
2014	11.220	11.101	-1.06	853
2013	9.551	11.220	17.47	720
2012	8.373	9.551	14.07	661
2011	9.081	8.373	-7.80	621
2010	8.159	9.081	11.30	446
2009	6.118	8.159	33.36	359
2008(4)	10.079	6.118	-39.30	14
Invesco V.I. SmallCap Equity
2014	22.780	22.993	0.94	244
2013	16.805	22.780	35.55	242
2012	14.964	16.805	12.30	252
2011	15.285	14.964	-2.10	273
2010	12.059	15.285	26.75	219
2009	10.083	12.059	19.60	188
2008	14.887	10.083	-32.27	82
2007	14.353	14.887	3.72	50
2006	12.394	14.353	15.81	25
2005(1)	11.645	12.394	6.43	6
MFS Utilities
2014	20.377	22.598	10.90	456
2013	17.189	20.377	18.55	358
2012	15.398	17.189	11.63	259
2011	14.661	15.398	5.03	178
2010	13.098	14.661	11.93	84
2009(5)	10.063	13.098	30.16	30
MFS Value
2014	20.086	21.827	8.67	200
2013	15.022	20.086	33.71	184
2012	13.146	15.022	14.27	102
2011	13.394	13.146	-1.85	97
2010	12.213	13.394	9.67	100
2009(5)	10.063	12.213	21.37	32
MFS VIT New Discovery
2014	11.835	10.796	-8.78	56
2013(10)	10.003	11.835	18.31	21

Appendix I – Condensed Financial Information    156

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Neuberger Berman AMT Large Cap Value
2014	$17.662	$19.133	8.33%	247
2013	13.659	17.662	29.31	247
2012	13.591	13.659	0.50	305
2011	13.591	11.880	-12.59	291
2010	11.916	13.591	14.06	288
2009	7.742	11.916	53.91	344
2008	16.494	7.742	-53.06	356
2007	15.299	16.494	7.81	327
2006	13.822	15.299	10.69	209
2005(1)	12.454	13.822	10.98	40
Neuberger Berman AMT Small Cap Growth
2014	14.867	15.169	2.03	164
2013	10.338	14.867	43.81	182
2012	9.634	10.338	7.31	206
2011	9.875	9.634	-2.44	222
2010	8.372	9.875	17.95	223
2009	6.916	8.372	21.05	221
2008	11.589	6.916	-40.32	179
2007	11.693	11.589	-0.89	163
2006	11.266	11.693	3.79	104
2005(1)	10.812	11.266	4.20	35
Neuberger Berman AMT Socially Responsive
2014	19.415	21.133	8.85	246
2013	14.308	19.415	35.69	315
2012	13.075	14.308	9.43	374
2011	13.681	13.075	-4.43	401
2010	11.293	13.681	21.15	373
2009	8.714	11.293	29.60	384
2008	14.593	8.714	-40.29	338
2007	13.753	14.593	6.11	265
2006	12.265	13.753	12.13	144
2005(1)	11.613	12.265	5.61	54
PIMCO VIT All Asset
2014	14.514	14.380	-0.92	328
2013	14.679	14.514	-1.12	292
2012	12.951	14.679	13.34	263
2011	12.882	12.951	0.54	170
2010	11.551	12.882	11.52	153
2009(5)	10.063	11.551	14.79	35
PIMCO VIT High Yield Portfolio
2014	13.602	13.862	1.91	1,050
2013	13.044	13.602	4.28	932
2012	11.571	13.044	12.73	852
2011	11.352	11.571	1.93	986
2010 (3)	10.096	11.352	12.44	488
PIMCO VIT Total Return
2014	12.206	12.552	2.83	2,159
2013	12.626	12.206	-3.33	2,345
2012	11.683	12.626	8.07	3,113
2011	11.434	11.683	2.18	2,029
2010	10.725	11.434	6.61	1,309
2009(5)	10.063	10.725	6.58	353

Appendix I – Condensed Financial Information    157

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
T. Rowe Price Blue Chip Growth
2014	$20.431	$21.928	7.33%	488
2013	14.710	20.431	38.89	478
2012	12.653	14.710	16.26	487
2011	12.658	12.653	-0.04	486
2010	11.066	12.658	14.39	453
2009	7.914	11.066	39.83	383
2008	13.996	7.914	-43.46	114
2007	12.618	13.996	10.92	87
2006	11.704	12.618	7.81	51
2005(1)	10.911	11.704	7.27	34
T. Rowe Price Health Sciences
2014	34.278	44.356	29.40	571
2013	23.095	34.278	48.42	497
2012	17.880	23.095	29.17	395
2011	16.425	17.880	8.86	328
2010	14.446	16.425	13.70	303
2009	11.153	14.446	29.53	257
2008	15.969	11.153	-30.16	262
2007	13.759	15.969	16.06	181
2006	12.867	13.759	6.93	113
2005(1)	10.777	12.867	19.39	34
Van Eck Global Hard Assets
2014	15.267	12.142	-20.47	382
2013	14.037	15.267	8.76	362
2012	13.806	14.037	1.67	311
2011	16.806	13.806	-17.85	319
2010	13.245	16.806	26.89	190
2009(5)	10.063	13.245	31.62	60
Bond & Mortgage Securities
2014	22.892	23.756	3.77	3,611
2013	23.416	22.892	-2.24	3,962
2012	22.082	23.416	6.04	4,098
2011	20.913	22.082	5.59	4,013
2010	18.994	20.913	10.10	4,398
2009	15.930	18.994	19.23	4,388
2008	19.479	15.930	-18.22	4,452
2007	19.104	19.479	1.96	4,627
2006	18.512	19.104	3.20	2,822
2005(1)	18.309	18.512	1.11	1,000
Diversified Balanced
2014	13.452	14.248	5.92	63,235
2013	12.076	13.452	11.39	56,392
2012	11.163	12.076	8.18	43,622
2011	10.925	11.163	2.18	27,478
2010(3)	10.133	10.925	7.82	14,593
Diversified Balanced Managed Volatility
2014	10.071	10.616	5.41	6,137
2013(11)	9.917	10.071	1.55	64
Diversified Growth
2014	14.299	15.205	6.34	173,923
2013	12.292	14.299	16.33	140,583
2012	11.167	12.292	10.07	91,780
2011	11.074	11.167	0.84	62,385
2010(3)	10.163	11.074	8.96	27,443

Appendix I – Condensed Financial Information    158

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Growth Managed Volatility
2014	$10.120	$10.684	5.57%	11,309
2013(11)	9.877	10.120	2.46	309
Diversified Income
2014	11.196	11.801	5.40	12,955
2013	24.265	11.196	-53.86	8,875
2012(9)	10.049	10.499	4.48	4,725
Diversified International
2014	28.421	27.126	-4.56	1,638
2013	24.265	28.421	17.13	1,643
2012	20.777	24.265	16.79	1,796
2011	23.644	20.777	-12.13	1,998
2010	21.087	23.644	12.13	2,035
2009	16.594	21.087	27.08	1,498
2008	31.290	16.594	-46.97	1,267
2007	27.336	31.290	14.46	1,077
2006	21.662	27.336	26.19	612
2005(1)	18.387	21.662	17.81	184
Equity Income
2014	13.442	14.951	11.23	12,022
2013	10.708	13.442	25.53	14,254
2012	9.609	10.708	11.44	16,532
2011	9.242	9.609	3.97	18,577
2010	8.067	9.242	14.57	12,283
2009	6.817	8.067	18.34	13,024
2008	10.466	6.817	-34.87	12,992
2007(6)	10.221	10.466	2.40	11,013
Government & High Quality Bond
2014	11.668	12.090	3.62	4,302
2013	11.955	11.668	-2.40	4,762
2012	11.668	11.955	2.46	5,088
2011	11.138	11.668	4.76	4,636
2010	10.671	11.138	4.38	5,005
2009	10.164	10.671	4.99	694
2008(7)	10.071	10.164	0.92	12
International Emerging Markets
2014	33.482	31.779	-5.09	1,005
2013	35.611	33.482	-5.98	982
2012	29.896	35.611	19.12	945
2011	36.746	29.896	-18.64	952
2010	31.244	36.746	17.61	894
2009	18.682	31.244	67.24	878
2008	41.970	18.682	-55.49	756
2007	29.952	41.970	40.12	658
2006	21.958	29.952	36.41	368
2005(7)	17.986	21.958	22.08	131

Appendix I – Condensed Financial Information    159

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Blend II
2014	$17.681	$19.407	9.76%	3,520
2013	13.645	17.681	29.58	4,097
2012	12.013	13.645	13.59	4,994
2011	12.196	12.013	-1.50	5,817
2010	10.921	12.196	11.67	5,985
2009	8.540	10.921	27.88	6,533
2008	13.619	8.540	-37.29	6,947
2007	13.139	13.619	3.65	5,847
2006	11.504	13.139	14.21	3,901
2005(1)	11.109	11.504	3.56	1,448
LargeCap Growth
2014	26.666	29.219	9.57	387
2013	20.195	26.666	32.04	429
2012	17.528	20.195	15.22	474
2011	18.560	17.528	-5.56	528
2010	15.899	18.560	16.74	549
2009	12.694	15.899	25.25	576
2008	22.650	12.694	-43.96	361
2007	18.646	22.650	21.47	236
2006	17.202	18.646	8.39	125
2005(1)	15.544	17.202	10.67	23
LargeCap Growth I
2014	51.131	54.763	7.10	295
2013	38.087	51.131	34.25	273
2012	33.191	38.087	14.75	255
2011	33.769	33.191	-1.71	252
2010	28.631	33.769	17.95	246
2009	19.013	28.631	50.59	273
2008	32.464	19.013	-41.43	232
2007	30.341	32.464	7.00	194
2006	28.968	30.341	4.74	129
2005(1)	25.820	28.968	12.19	40
LargeCap S&P 500 Index
2014	14.388	16.073	11.71	2,376
2013	11.050	14.388	30.21	2,290
2012	9.702	11.050	13.89	2,277
2011	9.671	9.702	0.32	2,574
2010	8.553	9.671	13.07	2,467
2009	6.867	8.553	24.55	2,416
2008	11.071	6.867	-37.97	1,888
2007	10.678	11.071	3.68	1,455
2006	9.370	10.678	13.96	891
2005(1)	9.086	9.370	3.13	350
LargeCap Value
2014	36.285	39.778	9.63	389
2013	28.126	36.285	29.01	385
2012	24.054	28.126	16.93	418
2011	24.111	24.054	-0.24	434
2010	21.432	24.111	12.50	434
2009	18.688	21.432	14.68	428
2008	29.232	18.688	-36.07	362
2007	29.676	29.232	-1.50	390
2006	25.087	29.676	18.29	209
2005(1)	24.347	25.087	3.04	84

Appendix I – Condensed Financial Information    160

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap
2014	$73.158	$81.509	11.42%	1,558
2013	55.395	73.158	32.07	1,774
2012	47.033	55.395	17.78	1,963
2011	44.045	47.033	6.78	2,172
2010	35.990	44.045	22.38	2,193
2009	27.285	35.990	31.90	1,398
2008	41.878	27.285	-34.85	1,393
2007	38.803	41.878	7.92	1,220
2006	34.448	38.803	12.64	815
2005(1)	31.855	34.448	8.14	319
Money Market
2014	13.611	13.421	-1.40	1,592
2013	13.803	13.611	-1.39	1,830
2012	13.998	13.803	-1.39	1,671
2011	14.195	13.998	-1.39	2,077
2010	14.395	14.195	-1.39	2,034
2009	14.565	14.395	-1.17	2,509
2008	14.400	14.565	1.15	2,954
2007	13.914	14.400	3.49	894
2006	13.482	13.914	3.20	371
2005(1)	13.326	13.482	1.17	166
Principal Capital Appreciation
2014	14.495	16.074	10.89	935
2013	11.081	14.495	30.81	935
2012	9.873	11.081	12.24	842
2011	9.999	9.873	-1.26	733
2010	8.787	9.999	13.79	558
2009	6.864	8.787	28.02	385
2008	10.447	6.864	-34.30	203
2007(8)	10.126	10.447	3.17	93
Principal LifeTime 2010
2014	14.814	15.310	3.35	1,880
2013	13.553	14.814	9.30	1,993
2012	12.296	13.553	10.22	2,148
2011	12.291	12.296	0.04	2,309
2010	10.940	12.291	12.35	2,473
2009	8.870	10.940	23.34	2,598
2008	13.019	8.870	-31.87	2,466
2007	12.728	13.019	2.29	2,499
2006	11.493	12.728	10.75	1,605
2005(1)	10.994	11.493	4.54	904
Principal LifeTime 2020
2014	16.135	16.825	4.28	6,965
2013	14.103	16.135	14.41	8,239
2012	12.463	14.103	13.16	8,852
2011	12.776	12.463	-2.45	9,541
2010	11.261	12.776	13.45	10,091
2009	8.957	11.261	25.72	10,584
2008	13.797	8.957	-35.08	9,751
2007	13.343	13.797	3.40	8,959
2006	11.749	13.343	13.57	5,303
2005(1)	11.160	11.749	5.28	1,657

Appendix I – Condensed Financial Information    161

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2014	$16.165	$16.906	4.58%	3,371
2013	13.773	16.165	17.37	3,454
2012	12.085	13.773	13.97	3,594
2011	12.534	12.085	-3.58	3,660
2010	11.014	12.534	13.80	3,740
2009	8.711	11.014	26.44	3,369
2008	13.897	8.711	-37.32	1,333
2007	13.299	13.897	4.50	1,138
2006	11.745	13.299	13.23	677
2005(1)	11.178	11.745	5.07	190
Principal LifeTime 2040
2014	16.795	17.589	4.73	706
2013	13.904	16.795	20.79	630
2012	12.082	13.904	15.08	676
2011	12.655	12.082	-4.53	689
2010	11.081	12.655	14.20	672
2009	8.674	11.081	27.75	557
2008	14.226	8.674	-39.03	591
2007	13.542	14.226	5.05	555
2006	11.928	13.542	13.53	278
2005(1)	11.322	11.928	5.35	93
Principal LifeTime 2050
2014	16.876	17.674	4.73	406
2013	13.823	16.876	22.09	373
2012	11.975	13.823	15.43	360
2011	12.642	11.975	-5.28	323
2010	11.032	12.642	14.59	327
2009	8.603	11.032	28.23	319
2008	14.315	8.603	-39.90	305
2007	13.616	14.315	5.13	271
2006	11.956	13.616	13.88	168
2005(1)	11.351	11.956	5.33	27
Principal LifeTime Strategic Income
2014	13.597	14.021	3.12	1,100
2013	13.116	13.597	3.67	1,263
2012	12.131	13.116	8.12	1,405
2011	11.883	12.131	2.09	1,475
2010	10.834	11.883	9.68	1,505
2009	9.236	10.834	17.30	1,556
2008	12.306	9.236	-24.95	1,026
2007	12.222	12.306	0.69	1,246
2006	11.240	12.222	8.74	851
2005(1)	10.785	11.240	4.22	446
Real Estate Securities
2014	39.634	51.911	30.98	618
2013	38.611	39.634	2.65	590
2012	33.419	38.611	15.54	518
2011	31.110	33.419	7.42	480
2010	25.097	31.110	23.96	431
2009	19.741	25.097	27.13	454
2008	29.820	19.741	-33.80	417
2007	36.742	29.820	-18.84	414
2006	27.274	36.742	34.71	286
2005(1)	22.670	27.274	20.31	81

Appendix I – Condensed Financial Information    162

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2014	$13.311	$14.021	5.33%	39,321
2013	11.467	13.311	16.08	46,819
2012	10.314	11.467	11.18	50,915
2011	10.357	10.314	-0.42	53,610
2010	9.245	10.357	12.03	55,182
2009	7.570	9.245	22.13	51,928
2008	10.401	7.570	-27.22	23,851
2007(8)	10.094	10.401	3.04	2,332
SAM Conservative Balanced
2014	13.243	13.871	4.74	9,316
2013	12.040	13.243	9.99	10,333
2012	10.981	12.040	9.64	10,099
2011	10.886	10.981	0.87	10,213
2010	9.871	10.886	10.28	10,654
2009	8.263	9.871	19.46	10,128
2008	10.372	8.263	-20.33	4,867
2007(8)	10.094	10.372	2.75	599
SAM Conservative Growth
2014	12.963	13.732	5.93	4,956
2013	10.677	12.963	21.41	4,368
2012	9.483	10.677	12.59	3,903
2011	9.661	9.483	-1.84	3,570
2010	8.503	9.661	13.62	3,116
2009	6.860	8.503	23.95	2,317
2008	10.401	6.860	-34.04	1,434
2007(8)	10.099	10.401	2.99	410
SAM Flexible Income
2014	13.355	13.963	4.55	9,081
2013	12.567	13.355	6.27	9,299
2012	11.520	12.567	9.09	9,859
2011	11.300	11.520	1.95	9,389
2010	10.369	11.300	8.98	9,408
2009	8.766	10.369	18.29	8,280
2008	10.308	8.766	-14.96	4,008
2007(8)	10.094	10.308	2.12	109
SAM Strategic Growth
2014	12.816	13.735	7.17	2,955
2013	10.197	12.816	25.68	2,552
2012	8.952	10.197	13.91	2,361
2011	9.253	8.952	-3.25	2,460
2010	8.062	9.253	14.77	2,231
2009	6.414	8.062	25.69	1,781
2008	10.395	6.414	-38.30	1,229
2007(8)	10.107	10.395	2.85	401
Short-Term Income
2014	11.561	11.598	0.32	8,558
2013	11.592	11.561	-0.27	9,294
2012	11.197	11.592	3.53	9,441
2011	11.201	11.197	-0.04	8,893
2010	10.901	11.201	2.75	8,687
2009	10.055	10.901	8.41	1,322
2008(7)	10.071	10.055	-0.16	19
Small Cap Blend
2014	20.012	20.699	3.43	165
2013(10)	16.342	20.012	22.46	40

Appendix I – Condensed Financial Information    163

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap Growth II
2014	$16.681	$17.564	5.29%	523
2013	11.475	16.681	45.37	551
2012	10.007	11.475	14.67	498
2011	10.613	10.007	-5.71	529
2010	8.479	10.613	25.17	586
2009	6.527	8.479	29.91	551
2008	11.248	6.527	-41.97	498
2007	10.864	11.248	3.53	418
2006	10.110	10.864	7.46	244
2005(1)	9.455	10.110	6.93	65
SmallCap Value I
2014	35.242	37.243	5.68	1,026
2013	25.570	35.242	37.83	1,169
2012	21.304	25.570	20.02	1,430
2011	22.424	21.304	-4.99	1,710
2010	18.039	22.424	24.31	1,660
2009	15.743	18.039	14.58	1,053
2008	23.416	15.743	-32.77	1,766
2007	26.246	23.416	-10.78	1,639
2006	22.433	26.246	17.00	950
2005(1)	21.201	22.433	5.81	362

(1) Commenced Operations on March 1, 2005
(2) Commenced Operations on May 22, 2010
(3) Commenced Operations on January 4, 2010
(4) Commenced Operations on May 16, 2008
(5) Commenced Operations on May 16, 2009
(6) Commenced Operations on January 12, 2007
(7) Commenced Operations on November 21, 2008
(8) Commenced Operations on May 1, 2007
(9) Commenced Operations on May 15, 2012
(10) Commenced Operations on May 18, 2013
(11) Commenced Operations on October 31, 2013

(12)	Commenced Operations on April 25, 2014

Appendix I – Condensed Financial Information    164

The following table contains the unit values for the Contract with the Premium Payment Credit Rider for the periods ended December 31. With the exception of the 2013 End of Period unit values, all of the unit values shown below have been updated to factor in the 0.15% administrative fee that was added to this product effective August 1, 2013. The 2013 End of Period values are the actual unit values, which also factor in the administrative fee.

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2014	$25.169	$24.222	-3.76%	36
2013	17.627	25.169	42.79	61
2012	15.636	17.627	12.73	63
2011	15.270	15.636	2.40	90
2010	11.379	15.270	34.19	66
2009	8.189	11.379	38.95	42
2008	15.344	8.189	-46.63	38
2007	13.724	15.344	11.80	41
2006	12.649	13.724	8.50	19
2005(1)	11.969	12.649	5.68	4
AllianceBernstein Small/Mid Cap Value
2014	11.325	12.122	7.04	37
2013(10)	10.003	11.325	13.22	20
American Century VP Capital Appreciation
2014(12)	10.000	10.753	7.53	42
American Century VP Inflation Protection
2014	12.167	12.319	1.25	498
2013	13.563	12.167	-10.29	1,108
2012	12.886	13.563	5.25	1,356
2011	11.764	12.886	9.54	1,358
2010	11.419	11.764	3.02	1,634
2009	10.567	11.419	8.06	1,625
2008	10.957	10.567	-3.56	1,573
2007	10.206	10.957	7.36	1,864
2006	10.249	10.206	-0.42	1,377
2005(1)	10.224	10.249	0.24	560
American Century VP Mid Cap Value
2014	16.327	18.602	13.93	36
2013	12.816	16.327	27.40	32
2012	11.250	12.816	13.92	18
2011	11.575	11.250	-2.81	16
2010(2)	10.043	11.575	15.25	7
American Century VP Ultra
2014	16.104	17.337	7.66	290
2013	11.999	16.104	34.21	634
2012	10.760	11.999	11.51	1,078
2011	10.883	10.760	-1.13	1,252
2010	9.586	10.883	13.53	1,324
2009	7.270	9.586	31.86	1,459
2008	12.712	7.270	-42.81	1,731
2007	10.733	12.712	18.44	1,347
2006	11.333	10.733	-5.29	1,128
2005(1)	11.066	11.333	2.41	468
Delaware VIP Small Cap Value
2014	11.350	11.751	3.53	12
2013(10)	10.003	11.350	13.47	7

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Dreyfus Technology Growth
2014	$20.280	$21.186	4.47%	48
2013	15.616	20.280	29.87	48
2012	13.812	15.616	13.06	45
2011	15.324	13.812	-9.87	46
2010	12.057	15.324	27.10	41
2009	7.831	12.057	53.97	44
2008	13.599	7.831	-42.41	30
2007	12.125	13.599	12.16	36
2006	11.889	12.125	1.99	12
2005(1)	11.059	11.889	7.51	3
DWS Small Mid Cap Value
2014	11.341	11.682	3.01	10
2013(10)	10.003	11.341	13.38	4
Fidelity VIP Contrafund®
2014	19.642	21.497	9.44	286
2013	15.302	19.642	28.36	454
2012	13.443	15.302	13.83	573
2011	14.107	13.443	-4.71	637
2010	12.308	14.107	14.62	646
2009	9.269	12.308	32.79	658
2008	16.502	9.269	-43.83	648
2007	14.354	16.502	14.96	540
2006	13.141	14.354	9.23	380
2005(1)	11.672	13.141	12.59	101
Fidelity VIP Equity-Income
2014	15.508	16.489	6.33	114
2013	12.377	15.508	25.30	150
2012	10.788	12.377	14.73	178
2011	10.934	10.788	-1.34	184
2010	9.707	10.934	12.64	170
2009	7.624	9.707	27.32	169
2008	13.603	7.624	-43.95	177
2007	13.705	13.603	-0.74	180
2006	11.658	13.705	17.56	144
2005(1)	11.326	11.658	2.93	56
Fidelity VIP Growth
2014	17.155	18.668	8.82	97
2013	12.869	17.155	33.30	131
2012	11.477	12.869	12.13	161
2011	11.712	11.477	-2.01	181
2010	9.647	11.712	21.41	200
2009	7.691	9.647	25.43	231
2008	14.893	7.691	-48.36	239
2007	11.997	14.893	24.14	230
2006	11.484	11.997	4.47	160
2005(1)	10.912	11.484	5.24	56

Appendix I – Condensed Financial Information    165

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Mid Cap
2014	$23.449	$24.371	3.93%	88
2013	17.607	23.449	33.18	98
2012	15.681	17.607	12.28	108
2011	17.944	15.681	-12.61	137
2010	14.238	17.944	26.03	135
2009	10.394	14.238	36.98	125
2008	17.560	10.394	-40.81	134
2007	15.534	17.560	13.04	105
2006	14.098	15.534	10.19	85
2005(1)	12.611	14.098	11.79	35
Fidelity VIP Overseas
2014	16.814	15.114	-10.11	347
2013	13.169	16.814	27.68	590
2012	11.151	13.169	18.10	838
2011	13.752	11.151	-18.91	954
2010	12.423	13.752	10.70	918
2009	10.041	12.423	23.72	992
2008	18.282	10.041	-45.08	1,056
2007	15.935	18.282	14.73	890
2006	13.803	15.935	15.45	694
2005(1)	12.064	13.803	14.41	301
Franklin Small Cap Value Securities
2014	18.471	18.209	-1.42	21
2013	13.832	18.471	33.54	24
2012	11.921	13.832	16.03	21
2011	12.636	11.921	-5.66	20
2010(3)	10.288	12.636	22.82	8
Goldman Sachs VIT Mid Cap Value
2014	20.502	22.824	11.33	104
2013	15.739	20.502	30.26	214
2012	13.555	15.739	16.11	279
2011	14.771	13.555	-8.23	319
2010	12.055	14.771	22.53	338
2009	9.236	12.055	30.52	385
2008	14.970	9.236	-38.30	403
2007	14.800	14.970	1.15	416
2006	12.998	14.800	13.86	303
2005(1)	12.005	12.998	8.27	91
Goldman Sachs VIT Small Cap Equity Insights
2014	16.454	17.245	4.81	35
2013	12.377	16.454	32.94	96
2012	11.192	12.377	10.59	111
2011	11.341	11.192	-1.31	117
2010	8.892	11.341	27.54	121
2009	7.105	8.892	25.15	127
2008	10.988	7.105	-35.34	139
2007	13.424	10.988	-18.15	132
2006	12.198	13.424	10.05	110
2005(1)	11.612	12.198	5.05	31

Appendix I – Condensed Financial Information    166

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. Van Kampen VI Value Opportunities
2014	$13.484	$14.091	4.50%	55
2013	10.284	13.484	31.12	77
2012	8.915	10.284	15.36	76
2011	9.381	8.915	-4.97	87
2010	8.915	9.381	5.23	82
2009	6.145	8.915	45.08	78
2008	13.000	6.145	-52.73	45
2007	13.062	13.000	-0.47	45
2006	11.771	13.062	10.97	33
2005(1)	11.415	11.771	3.12	8
Invesco V.I. International Growth
2014	10.848	10.668	-1.66	90
2013	9.290	10.848	16.77	71
2012	8.193	9.290	13.39	74
2011	8.939	8.193	-8.35	78
2010	8.080	8.939	10.63	57
2009	6.095	8.080	32.57	41
2008(4)	10.079	6.095	-39.53	4
Invesco V.I. SmallCap Equity
2014	21.534	21.606	0.33	41
2013	15.981	21.534	34.75	52
2012	14.317	15.981	11.62	53
2011	14.712	14.317	-2.68	57
2010	11.677	14.712	25.99	48
2009	9.822	11.677	18.89	50
2008	14.589	9.822	-32.68	51
2007	14.152	14.589	3.09	51
2006	12.293	14.152	15.12	30
2005(1)	11.608	12.293	5.90	7
MFS Utilities
2014	19.818	21.848	10.24	79
2013	16.819	19.818	17.83	68
2012	15.157	16.819	10.97	52
2011	14.518	15.157	4.40	34
2010	13.049	14.518	11.26	27
2009(5)	10.063	13.049	29.67	15
MFS Value
2014	19.535	21.102	8.02	38
2013	14.698	19.535	32.91	39
2012	12.941	14.698	13.58	31
2011	13.264	12.941	-2.44	17
2010	12.167	13.264	9.02	10
2009(5)	10.063	12.167	20.91	7
MFS VIT New Discovery
2014	11.791	10.691	-9.33	10
2013(10)	10.003	11.791	17.87	10

Appendix I – Condensed Financial Information    167

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Neuberger Berman AMT Large Cap Value
2014	$16.697	$17.978	7.67%	29
2013	12.989	16.697	28.55	64
2012	11.366	12.989	14.28	89
2011	13.081	11.366	-13.11	106
2010	11.538	13.081	13.37	107
2009	7.542	11.538	52.98	113
2008	16.164	7.542	-53.34	123
2007	15.084	16.164	7.16	112
2006	13.710	15.084	10.02	101
2005(1)	12.415	13.710	10.43	25
Neuberger Berman AMT Small Cap Growth
2014	14.054	14.254	1.42	42
2013	9.831	14.054	42.96	74
2012	9.218	9.831	6.65	92
2011	9.504	9.218	-3.01	99
2010	8.107	9.504	17.23	107
2009	6.737	8.107	20.34	116
2008	11.357	6.737	-40.68	109
2007	11.528	11.357	-1.48	109
2006	11.174	11.528	3.17	71
2005(1)	10.778	11.174	3.67	22
Neuberger Berman AMT Socially Responsive
2014	18.354	19.858	8.19	44
2013	13.607	18.354	34.89	72
2012	12.510	13.607	8.77	86
2011	13.168	12.510	-5.00	94
2010	10.935	13.168	20.42	97
2009	8.488	10.935	28.83	93
2008	14.301	8.488	-40.65	75
2007	13.559	14.301	5.47	60
2006	12.165	13.559	11.46	42
2005(1)	11.576	12.165	5.09	9
PIMCO VIT All Asset
2014	14.117	13.903	-1.52	38
2013	14.363	14.117	-1.71	54
2012	12.749	14.363	12.66	59
2011	12.756	12.749	-0.05	31
2010	11.507	12.756	10.85	81
2009(5)	10.063	11.507	14.35	10
PIMCO VIT High Yield Portfolio
2014	13.279	13.452	1.30	108
2013	12.812	13.279	3.65	116
2012	11.433	12.812	12.06	274
2011	11.284	11.433	1.32	353
2010(3)	10.095	11.284	11.78	226
PIMCO VIT Total Return
2014	11.871	12.135	2.22	168
2013	12.354	11.871	-3.91	211
2012	11.500	12.354	7.43	505
2011	11.323	11.500	1.56	263
2010	10.684	11.323	5.98	151
2009(5)	10.063	10.684	6.17	48

Appendix I – Condensed Financial Information    168

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
T. Rowe Price Blue Chip Growth
2014	$19.314	$20.605	6.68%	93
2013	13.989	19.314	38.07	88
2012	12.105	13.989	15.56	80
2011	12.184	12.105	-0.65	76
2010	10.715	12.184	13.71	82
2009	7.710	10.715	38.98	74
2008	13.716	7.710	-43.79	50
2007	12.441	13.716	10.25	49
2006	11.609	12.441	7.17	32
2005(1)	10.877	11.609	6.73	22
T. Rowe Price Health Sciences
2014	32.404	41.681	28.63	114
2013	21.964	32.404	47.53	135
2012	17.107	21.964	28.39	120
2011	15.810	17.107	8.20	110
2010	13.988	15.810	13.03	93
2009	10.864	13.988	28.76	84
2008	15.650	10.864	-30.58	78
2007	13.566	15.650	15.36	63
2006	12.763	13.566	6.29	49
2005(1)	10.743	12.763	18.80	9
Van Eck Global Hard Assets
2014	14.848	11.738	-20.95	71
2013	13.734	14.848	8.11	70
2012	13.590	13.734	1.06	65
2011	16.643	13.590	-18.34	62
2010	13.195	16.643	26.13	50
2009(5)	10.063	13.195	31.12	23
Bond & Mortgage Securities
2014	21.161	21.828	3.15	502
2013	21.775	21.161	-2.82	934
2012	20.659	21.775	5.40	1,225
2011	19.682	20.659	4.96	1,242
2010	17.984	19.682	9.44	1,340
2009	15.174	17.984	18.52	1,384
2008	18.666	15.174	-18.71	1,452
2007	18.418	18.666	1.35	1,650
2006	17.954	18.418	2.58	1,157
2005(1)	17.847	17.954	0.60	474
Diversified Balanced
2014	13.133	13.827	5.28	5,558
2013	11.861	13.133	10.72	4,998
2012	11.030	11.861	7.53	3,694
2011	10.860	11.030	1.57	2,245
2010(3)	10.132	10.860	7.19	1,008
Diversified Balanced Managed Volatility
2014	10.064	10.545	4.78	392
2013(11)	9.919	10.064	1.46	‑
Diversified Growth
2014	13.960	14.755	5.69	13,505
2013	12.072	13.960	15.64	11,106
2012	11.034	12.072	9.41	7,150
2011	11.008	11.034	0.24	4,756
2010(3)	10.162	11.008	8.33	1,931

Appendix I – Condensed Financial Information    169

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Growth Managed Volatility
2014	$10.113	$10.612	4.93%	1,003
2013(11)	9.880	10.113	2.36	26
Diversified Income
2014	11.088	11.617	4.77	744
2013	10.460	11.088	6.00	668
2012(9)	10.050	10.460	4.08	406
Diversified International
2014	26.271	24.923	-5.13	264
2013	22.564	26.271	16.43	446
2012	19.437	22.564	16.09	561
2011	22.252	19.437	-12.65	626
2010	15.806	22.252	40.78	655
2009	15.806	19.966	26.32	400
2008	29.985	15.806	-47.29	384
2007	26.353	29.985	13.78	347
2006	21.009	26.353	25.44	239
2005(1)	17.922	21.009	17.22	64
Equity Income
2014	12.889	14.251	10.57	1,481
2013	10.329	12.889	24.78	3,117
2012	9.326	10.329	10.75	4,601
2011	9.023	9.326	3.36	5,277
2010	7.923	9.023	13.88	3,426
2009	6.736	7.923	17.62	3,702
2008	10.404	6.736	-35.26	3,927
2007(6)	10.220	10.404	1.80	3,617
Government & High Quality Bond
2014	11.315	11.655	3.00	646
2013	11.664	11.315	-2.99	1,048
2012	11.453	11.664	1.84	1,418
2011	10.998	11.453	4.14	1,176
2010	10.601	10.998	3.74	1,182
2009	10.157	10.601	4.37	98
2008(7)	10.071	10.157	0.85	‑
International Emerging Markets
2014	30.949	29.199	-5.65	167
2013	33.115	30.949	-6.54	254
2012	27.969	33.115	18.40	279
2011	34.584	27.969	-19.13	305
2010	29.583	34.584	16.90	316
2009	17.794	29.583	66.25	345
2008	40.219	17.794	-55.76	357
2007	28.876	40.219	39.28	317
2006	21.296	28.876	35.59	214
2005(1)	17.532	21.296	21.47	64

Appendix I – Condensed Financial Information    170

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Blend II
2014	$16.489	$17.990	9.10%	481
2013	12.802	16.489	28.80	1,060
2012	11.338	12.802	12.91	1,617
2011	11.580	11.338	-2.09	1,903
2010	10.432	11.580	11.00	2,021
2009	8.207	10.432	27.11	2,185
2008	13.167	8.207	-37.67	2,452
2007	12.780	13.167	3.03	2,224
2006	11.257	12.780	13.53	1,642
2005(1)	10.924	11.257	3.05	664
LargeCap Growth
2014	24.649	26.847	8.92	94
2013	18.779	24.649	31.26	126
2012	16.397	18.779	14.53	143
2011	17.467	16.397	-6.13	149
2010	15.053	17.467	16.04	153
2009	12.091	15.053	24.50	146
2008	21.705	12.091	-44.29	123
2007	17.975	21.705	20.75	113
2006	16.683	17.975	7.74	77
2005(1)	15.150	16.683	10.12	11
LargeCap Growth I
2014	47.262	50.316	6.46	38
2013	35.417	47.262	33.44	63
2012	31.051	35.417	14.06	76
2011	31.781	31.051	-2.30	84
2010	27.108	31.781	17.24	88
2009	18.110	27.108	49.69	99
2008	31.109	18.110	-41.79	95
2007	29.250	31.109	6.36	91
2006	28.094	29.250	4.11	65
2005(1)	25.167	28.094	11.63	18
LargeCap S&P 500 Index
2014	13.300	14.769	11.05	341
2013	10.275	13.300	29.44	508
2012	9.077	10.275	13.20	620
2011	9.102	9.077	-0.27	680
2010	8.098	9.102	12.40	651
2009	6.540	8.098	23.82	665
2008	10.609	6.540	-38.35	630
2007	10.294	10.609	3.06	589
2006	9.087	10.294	13.28	446
2005(1)	8.856	9.087	2.61	166
LargeCap Value
2014	33.540	36.549	8.97	90
2013	26.154	33.540	28.24	138
2012	22.504	26.154	16.22	166
2011	22.692	22.504	-0.83	183
2010	20.292	22.692	11.83	192
2009	17.801	20.292	13.99	194
2008	28.013	17.801	-36.45	192
2007	28.610	28.013	-2.09	201
2006	24.331	28.610	17.59	130
2005(1)	23.731	24.331	2.53	31

Appendix I – Condensed Financial Information    171

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap
2014	$67.624	$74.893	10.75%	220
2013	51.513	67.624	31.28	391
2012	44.000	51.513	17.08	535
2011	41.453	44.000	6.14	617
2010	34.076	41.453	21.65	685
2009	25.989	34.076	31.12	453
2008	40.131	25.989	-35.24	499
2007	37.407	40.131	7.28	468
2006	33.409	37.407	11.97	343
2005(1)	31.049	33.409	7.60	147
Money Market
2014	12.581	12.332	-1.98	213
2013	12.835	12.581	-1.98	341
2012	13.096	12.835	-1.99	550
2011	13.360	13.096	-1.98	610
2010	13.630	13.360	-1.98	715
2009	13.874	13.630	-1.76	847
2008	13.799	13.874	0.54	1,131
2007	13.414	13.799	2.87	593
2006	13.076	13.414	2.58	370
2005(1)	12.989	13.076	0.67	189
Principal Capital Appreciation
2014	13.926	15.350	10.23	223
2013	10.710	13.926	30.03	231
2012	9.600	10.710	11.56	191
2011	9.781	9.600	-1.85	195
2010	8.647	9.781	13.11	188
2009	6.795	8.647	27.26	145
2008	10.405	6.795	-34.69	96
2007(8)	10.126	10.405	2.76	44
Principal LifeTime 2010
2014	14.006	14.389	2.73	104
2013	12.892	14.006	8.64	231
2012	11.766	12.892	9.57	415
2011	11.832	11.766	-0.56	463
2010	10.595	11.832	11.68	485
2009	8.642	10.595	22.60	469
2008	12.761	8.642	-32.28	478
2007	12.551	12.761	1.67	555
2006	11.402	12.551	10.08	436
2005(1)	10.961	11.402	4.02	222
Principal LifeTime 2020
2014	15.255	15.813	3.66	1,048
2013	13.414	15.255	13.72	2,104
2012	11.927	13.414	12.47	2,788
2011	12.299	11.927	-3.02	2,986
2010	10.906	12.299	12.77	3,134
2009	8.727	10.906	24.97	3,168
2008	13.524	8.727	-35.47	3,188
2007	13.158	13.524	2.78	3,302
2006	11.656	13.158	12.89	1,978
2005(1)	11.127	11.656	4.75	602

Appendix I – Condensed Financial Information    172

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2014	$15.284	$15.889	3.96%	707
2013	13.101	15.284	16.66	739
2012	11.565	13.101	13.28	781
2011	12.066	11.565	-4.15	911
2010	10.667	12.066	13.12	999
2009	8.487	10.667	25.69	992
2008	13.621	8.487	-37.69	500
2007	13.115	13.621	3.86	415
2006	11.651	13.115	12.57	234
2005(1)	11.144	11.651	4.55	90
Principal LifeTime 2040
2014	15.879	16.531	4.11	70
2013	13.225	15.879	20.07	106
2012	11.561	13.225	14.39	132
2011	12.182	11.561	-5.10	145
2010	10.732	12.182	13.51	156
2009	8.451	10.732	26.99	161
2008	13.944	8.451	-39.39	198
2007	13.354	13.944	4.42	197
2006	11.833	13.354	12.85	103
2005(1)	11.288	11.833	4.83	30
Principal LifeTime 2050
2014	15.956	16.611	4.11	55
2013	13.148	15.956	21.36	76
2012	11.459	13.148	14.74	92
2011	12.170	11.459	-5.84	113
2010	10.684	12.170	13.91	108
2009	8.382	10.684	27.46	113
2008	14.031	8.382	-40.26	123
2007	13.427	14.031	4.50	134
2006	11.860	13.427	13.21	92
2005(1)	11.317	11.860	4.80	39
Principal LifeTime Strategic Income
2014	12.856	13.177	2.50	150
2013	12.476	12.856	3.05	217
2012	11.609	12.476	7.47	237
2011	11.440	11.609	1.48	240
2010	10.492	11.440	9.04	255
2009	8.999	10.492	16.59	211
2008	12.062	8.999	-25.39	245
2007	12.052	12.062	0.08	264
2006	11.151	12.052	8.08	184
2005(1)	10.753	11.151	3.70	45
Real Estate Securities
2014	36.636	47.697	30.19	137
2013	35.905	36.636	2.04	160
2012	31.265	35.905	14.84	167
2011	29.279	31.265	6.78	161
2010	23.762	29.279	23.22	156
2009	18.804	23.762	26.37	165
2008	28.576	18.804	-34.20	172
2007	35.423	28.576	-19.33	165
2006	26.452	35.423	33.91	135
2005(1)	22.097	26.452	19.71	55

Appendix I – Condensed Financial Information    173

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2014	$12.788	$13.390	4.71%	5,099
2013	11.083	12.788	15.38	6,348
2012	10.029	11.083	10.51	6,676
2011	10.131	10.029	-1.01	6,895
2010	9.097	10.131	11.37	7,259
2009	7.495	9.097	21.37	6,724
2008	10.359	7.495	-27.65	3,960
2007(8)	10.094	10.359	2.63	967
SAM Conservative Balanced
2014	12.723	13.247	4.12	1,509
2013	11.636	12.723	9.34	1,630
2012	10.678	11.636	8.97	1,768
2011	10.649	10.678	0.27	1,853
2010	9.714	10.649	9.63	1,835
2009	8.180	9.714	18.75	2,061
2008	10.331	8.180	-20.82	1,276
2007(8)	10.094	10.331	2.35	184
SAM Conservative Growth
2014	12.454	13.114	5.30	1,278
2013	10.319	12.454	20.69	1,250
2012	9.221	10.319	11.91	1,149
2011	9.450	9.221	-2.42	1,055
2010	8.367	9.450	12.94	966
2009	6.791	8.367	23.21	952
2008	10.359	6.791	-34.44	779
2007(8)	10.099	10.359	2.57	175
SAM Flexible Income
2014	12.830	13.334	3.93	1,665
2013	12.147	12.830	5.62	1,967
2012	11.202	12.147	8.44	1,917
2011	11.053	11.202	1.35	1,716
2010	10.204	11.053	8.32	1,763
2009	8.678	10.204	17.58	1,647
2008	10.267	8.678	-15.48	1,252
2007(8)	10.094	10.267	1.71	15
SAM Strategic Growth
2014	12.313	13.116	6.52	1,123
2013	9.855	12.313	24.94	1,064
2012	8.704	9.855	13.22	901
2011	9.051	8.704	-3.83	861
2010	7.933	9.051	14.09	810
2009	6.350	7.933	24.93	841
2008	10.353	6.350	-38.67	615
2007(8)	10.107	10.353	2.43	207
Short-Term Income
2014	11.212	11.180	-0.29	937
2013	11.310	11.212	-0.87	1,776
2012	10.990	11.310	2.91	2,178
2011	11.060	10.990	-0.63	2,051
2010	10.829	11.060	2.13	2,302
2009	10.049	10.829	7.76	166
2008(7)	10.071	10.049	-0.22	3
SmallCap Blend
2014	18.497	19.018	2.82	35
2013(10)	15.162	18.497	22.00	26

Appendix I – Condensed Financial Information    174

The following table contains the unit values for the Contract with the Premium Payment Credit Rider for the periods ended December 31. With the exception of the 2013 End of Period unit values, all of the unit values shown below have been updated to factor in the 0.15% administrative fee that was added to this product effective August 1, 2013. The 2013 End of Period values are the actual unit values, which also factor in the administrative fee.

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2014	$25.169	$24.222	-3.76%	36
2013	17.627	25.169	42.79	61
2012	15.636	17.627	12.73	63
2011	15.270	15.636	2.40	90
2010	11.379	15.270	34.19	66
2009	8.189	11.379	38.95	42
2008	15.344	8.189	-46.63	38
2007	13.724	15.344	11.80	41
2006	12.649	13.724	8.50	19
2005(1)	11.969	12.649	5.68	4
AllianceBernstein Small/Mid Cap Value
2014	11.325	12.122	7.04	37
2013(10)	10.003	11.325	13.22	20
American Century VP Capital Appreciation
2014(12)	10.000	10.753	7.53	42
American Century VP Inflation Protection
2014	12.167	12.319	1.25	498
2013	13.563	12.167	-10.29	1,108
2012	12.886	13.563	5.25	1,356
2011	11.764	12.886	9.54	1,358
2010	11.419	11.764	3.02	1,634
2009	10.567	11.419	8.06	1,625
2008	10.957	10.567	-3.56	1,573
2007	10.206	10.957	7.36	1,864
2006	10.249	10.206	-0.42	1,377
2005(1)	10.224	10.249	0.24	560
American Century VP Mid Cap Value
2014	16.327	18.602	13.93	36
2013	12.816	16.327	27.40	32
2012	11.250	12.816	13.92	18
2011	11.575	11.250	-2.81	16
2010(2)	10.043	11.575	15.25	7
American Century VP Ultra
2014	16.104	17.337	7.66	290
2013	11.999	16.104	34.21	634
2012	10.760	11.999	11.51	1,078
2011	10.883	10.760	-1.13	1,252
2010	9.586	10.883	13.53	1,324
2009	7.270	9.586	31.86	1,459
2008	12.712	7.270	-42.81	1,731
2007	10.733	12.712	18.44	1,347
2006	11.333	10.733	-5.29	1,128
2005(1)	11.066	11.333	2.41	468
Delaware VIP Small Cap Value
2014	11.350	11.751	3.53	12
2013(10)	10.003	11.350	13.47	7

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Dreyfus Technology Growth
2014	$20.280	$21.186	4.47%	48
2013	15.616	20.280	29.87	48
2012	13.812	15.616	13.06	45
2011	15.324	13.812	-9.87	46
2010	12.057	15.324	27.10	41
2009	7.831	12.057	53.97	44
2008	13.599	7.831	-42.41	30
2007	12.125	13.599	12.16	36
2006	11.889	12.125	1.99	12
2005(1)	11.059	11.889	7.51	3
DWS Small Mid Cap Value
2014	11.341	11.682	3.01	10
2013(10)	10.003	11.341	13.38	4
Fidelity VIP Contrafund®
2014	19.642	21.497	9.44	286
2013	15.302	19.642	28.36	454
2012	13.443	15.302	13.83	573
2011	14.107	13.443	-4.71	637
2010	12.308	14.107	14.62	646
2009	9.269	12.308	32.79	658
2008	16.502	9.269	-43.83	648
2007	14.354	16.502	14.96	540
2006	13.141	14.354	9.23	380
2005(1)	11.672	13.141	12.59	101
Fidelity VIP Equity-Income
2014	15.508	16.489	6.33	114
2013	12.377	15.508	25.30	150
2012	10.788	12.377	14.73	178
2011	10.934	10.788	-1.34	184
2010	9.707	10.934	12.64	170
2009	7.624	9.707	27.32	169
2008	13.603	7.624	-43.95	177
2007	13.705	13.603	-0.74	180
2006	11.658	13.705	17.56	144
2005(1)	11.326	11.658	2.93	56
Fidelity VIP Growth
2014	17.155	18.668	8.82	97
2013	12.869	17.155	33.30	131
2012	11.477	12.869	12.13	161
2011	11.712	11.477	-2.01	181
2010	9.647	11.712	21.41	200
2009	7.691	9.647	25.43	231
2008	14.893	7.691	-48.36	239
2007	11.997	14.893	24.14	230
2006	11.484	11.997	4.47	160
2005(1)	10.912	11.484	5.24	56

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Mid Cap
2014	$23.449	$24.371	3.93%	88
2013	17.607	23.449	33.18	98
2012	15.681	17.607	12.28	108
2011	17.944	15.681	-12.61	137
2010	14.238	17.944	26.03	135
2009	10.394	14.238	36.98	125
2008	17.560	10.394	-40.81	134
2007	15.534	17.560	13.04	105
2006	14.098	15.534	10.19	85
2005(1)	12.611	14.098	11.79	35
Fidelity VIP Overseas
2014	16.814	15.114	-10.11	347
2013	13.169	16.814	27.68	590
2012	11.151	13.169	18.10	838
2011	13.752	11.151	-18.91	954
2010	12.423	13.752	10.70	918
2009	10.041	12.423	23.72	992
2008	18.282	10.041	-45.08	1,056
2007	15.935	18.282	14.73	890
2006	13.803	15.935	15.45	694
2005(1)	12.064	13.803	14.41	301
Franklin Small Cap Value Securities
2014	18.471	18.209	-1.42	21
2013	13.832	18.471	33.54	24
2012	11.921	13.832	16.03	21
2011	12.636	11.921	-5.66	20
2010(3)	10.288	12.636	22.82	8
Goldman Sachs VIT Mid Cap Value
2014	20.502	22.824	11.33	104
2013	15.739	20.502	30.26	214
2012	13.555	15.739	16.11	279
2011	14.771	13.555	-8.23	319
2010	12.055	14.771	22.53	338
2009	9.236	12.055	30.52	385
2008	14.970	9.236	-38.30	403
2007	14.800	14.970	1.15	416
2006	12.998	14.800	13.86	303
2005(1)	12.005	12.998	8.27	91
Goldman Sachs VIT Small Cap Equity Insights
2014	16.454	17.245	4.81	35
2013	12.377	16.454	32.94	96
2012	11.192	12.377	10.59	111
2011	11.341	11.192	-1.31	117
2010	8.892	11.341	27.54	121
2009	7.105	8.892	25.15	127
2008	10.988	7.105	-35.34	139
2007	13.424	10.988	-18.15	132
2006	12.198	13.424	10.05	110
2005(1)	11.612	12.198	5.05	31

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. Van Kampen VI Value Opportunities
2014	$13.484	$14.091	4.50%	55
2013	10.284	13.484	31.12	77
2012	8.915	10.284	15.36	76
2011	9.381	8.915	-4.97	87
2010	8.915	9.381	5.23	82
2009	6.145	8.915	45.08	78
2008	13.000	6.145	-52.73	45
2007	13.062	13.000	-0.47	45
2006	11.771	13.062	10.97	33
2005(1)	11.415	11.771	3.12	8
Invesco V.I. International Growth
2014	10.848	10.668	-1.66	90
2013	9.290	10.848	16.77	71
2012	8.193	9.290	13.39	74
2011	8.939	8.193	-8.35	78
2010	8.080	8.939	10.63	57
2009	6.095	8.080	32.57	41
2008(4)	10.079	6.095	-39.53	4
Invesco V.I. SmallCap Equity
2014	21.534	21.606	0.33	41
2013	15.981	21.534	34.75	52
2012	14.317	15.981	11.62	53
2011	14.712	14.317	-2.68	57
2010	11.677	14.712	25.99	48
2009	9.822	11.677	18.89	50
2008	14.589	9.822	-32.68	51
2007	14.152	14.589	3.09	51
2006	12.293	14.152	15.12	30
2005(1)	11.608	12.293	5.90	7
MFS Utilities
2014	19.818	21.848	10.24	79
2013	16.819	19.818	17.83	68
2012	15.157	16.819	10.97	52
2011	14.518	15.157	4.40	34
2010	13.049	14.518	11.26	27
2009(5)	10.063	13.049	29.67	15
MFS Value
2014	19.535	21.102	8.02	38
2013	14.698	19.535	32.91	39
2012	12.941	14.698	13.58	31
2011	13.264	12.941	-2.44	17
2010	12.167	13.264	9.02	10
2009(5)	10.063	12.167	20.91	7
MFS VIT New Discovery
2014	11.791	10.691	-9.33	10
2013(10)	10.003	11.791	17.87	10

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Neuberger Berman AMT Large Cap Value
2014	$16.697	$17.978	7.67%	29
2013	12.989	16.697	28.55	64
2012	11.366	12.989	14.28	89
2011	13.081	11.366	-13.11	106
2010	11.538	13.081	13.37	107
2009	7.542	11.538	52.98	113
2008	16.164	7.542	-53.34	123
2007	15.084	16.164	7.16	112
2006	13.710	15.084	10.02	101
2005(1)	12.415	13.710	10.43	25
Neuberger Berman AMT Small Cap Growth
2014	14.054	14.254	1.42	42
2013	9.831	14.054	42.96	74
2012	9.218	9.831	6.65	92
2011	9.504	9.218	-3.01	99
2010	8.107	9.504	17.23	107
2009	6.737	8.107	20.34	116
2008	11.357	6.737	-40.68	109
2007	11.528	11.357	-1.48	109
2006	11.174	11.528	3.17	71
2005(1)	10.778	11.174	3.67	22
Neuberger Berman AMT Socially Responsive
2014	18.354	19.858	8.19	44
2013	13.607	18.354	34.89	72
2012	12.510	13.607	8.77	86
2011	13.168	12.510	-5.00	94
2010	10.935	13.168	20.42	97
2009	8.488	10.935	28.83	93
2008	14.301	8.488	-40.65	75
2007	13.559	14.301	5.47	60
2006	12.165	13.559	11.46	42
2005(1)	11.576	12.165	5.09	9
PIMCO VIT All Asset
2014	14.117	13.903	-1.52	38
2013	14.363	14.117	-1.71	54
2012	12.749	14.363	12.66	59
2011	12.756	12.749	-0.05	31
2010	11.507	12.756	10.85	81
2009(5)	10.063	11.507	14.35	10
PIMCO VIT High Yield Portfolio
2014	13.279	13.452	1.30	108
2013	12.812	13.279	3.65	116
2012	11.433	12.812	12.06	274
2011	11.284	11.433	1.32	353
2010(3)	10.095	11.284	11.78	226
PIMCO VIT Total Return
2014	11.871	12.135	2.22	168
2013	12.354	11.871	-3.91	211
2012	11.500	12.354	7.43	505
2011	11.323	11.500	1.56	263
2010	10.684	11.323	5.98	151
2009(5)	10.063	10.684	6.17	48

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
T. Rowe Price Blue Chip Growth
2014	$19.314	$20.605	6.68%	93
2013	13.989	19.314	38.07	88
2012	12.105	13.989	15.56	80
2011	12.184	12.105	-0.65	76
2010	10.715	12.184	13.71	82
2009	7.710	10.715	38.98	74
2008	13.716	7.710	-43.79	50
2007	12.441	13.716	10.25	49
2006	11.609	12.441	7.17	32
2005(1)	10.877	11.609	6.73	22
T. Rowe Price Health Sciences
2014	32.404	41.681	28.63	114
2013	21.964	32.404	47.53	135
2012	17.107	21.964	28.39	120
2011	15.810	17.107	8.20	110
2010	13.988	15.810	13.03	93
2009	10.864	13.988	28.76	84
2008	15.650	10.864	-30.58	78
2007	13.566	15.650	15.36	63
2006	12.763	13.566	6.29	49
2005(1)	10.743	12.763	18.80	9
Van Eck Global Hard Assets
2014	14.848	11.738	-20.95	71
2013	13.734	14.848	8.11	70
2012	13.590	13.734	1.06	65
2011	16.643	13.590	-18.34	62
2010	13.195	16.643	26.13	50
2009(5)	10.063	13.195	31.12	23
Bond & Mortgage Securities
2014	21.161	21.828	3.15	502
2013	21.775	21.161	-2.82	934
2012	20.659	21.775	5.40	1,225
2011	19.682	20.659	4.96	1,242
2010	17.984	19.682	9.44	1,340
2009	15.174	17.984	18.52	1,384
2008	18.666	15.174	-18.71	1,452
2007	18.418	18.666	1.35	1,650
2006	17.954	18.418	2.58	1,157
2005(1)	17.847	17.954	0.60	474
Diversified Balanced
2014	13.133	13.827	5.28	5,558
2013	11.861	13.133	10.72	4,998
2012	11.030	11.861	7.53	3,694
2011	10.860	11.030	1.57	2,245
2010(3)	10.132	10.860	7.19	1,008
Diversified Balanced Managed Volatility
2014	10.064	10.545	4.78	392
2013(11)	9.919	10.064	1.46	‑
Diversified Growth
2014	13.960	14.755	5.69	13,505
2013	12.072	13.960	15.64	11,106
2012	11.034	12.072	9.41	7,150
2011	11.008	11.034	0.24	4,756
2010(3)	10.162	11.008	8.33	1,931

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Growth Managed Volatility
2014	$10.113	$10.612	4.93%	1,003
2013(11)	9.880	10.113	2.36	26
Diversified Income
2014	11.088	11.617	4.77	744
2013	10.460	11.088	6.00	668
2012(9)	10.050	10.460	4.08	406
Diversified International
2014	26.271	24.923	-5.13	264
2013	22.564	26.271	16.43	446
2012	19.437	22.564	16.09	561
2011	22.252	19.437	-12.65	626
2010	15.806	22.252	40.78	655
2009	15.806	19.966	26.32	400
2008	29.985	15.806	-47.29	384
2007	26.353	29.985	13.78	347
2006	21.009	26.353	25.44	239
2005(1)	17.922	21.009	17.22	64
Equity Income
2014	12.889	14.251	10.57	1,481
2013	10.329	12.889	24.78	3,117
2012	9.326	10.329	10.75	4,601
2011	9.023	9.326	3.36	5,277
2010	7.923	9.023	13.88	3,426
2009	6.736	7.923	17.62	3,702
2008	10.404	6.736	-35.26	3,927
2007(6)	10.220	10.404	1.80	3,617
Government & High Quality Bond
2014	11.315	11.655	3.00	646
2013	11.664	11.315	-2.99	1,048
2012	11.453	11.664	1.84	1,418
2011	10.998	11.453	4.14	1,176
2010	10.601	10.998	3.74	1,182
2009	10.157	10.601	4.37	98
2008(7)	10.071	10.157	0.85	‑
International Emerging Markets
2014	30.949	29.199	-5.65	167
2013	33.115	30.949	-6.54	254
2012	27.969	33.115	18.40	279
2011	34.584	27.969	-19.13	305
2010	29.583	34.584	16.90	316
2009	17.794	29.583	66.25	345
2008	40.219	17.794	-55.76	357
2007	28.876	40.219	39.28	317
2006	21.296	28.876	35.59	214
2005(1)	17.532	21.296	21.47	64

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Blend II
2014	$16.489	$17.990	9.10%	481
2013	12.802	16.489	28.80	1,060
2012	11.338	12.802	12.91	1,617
2011	11.580	11.338	-2.09	1,903
2010	10.432	11.580	11.00	2,021
2009	8.207	10.432	27.11	2,185
2008	13.167	8.207	-37.67	2,452
2007	12.780	13.167	3.03	2,224
2006	11.257	12.780	13.53	1,642
2005(1)	10.924	11.257	3.05	664
LargeCap Growth
2014	24.649	26.847	8.92	94
2013	18.779	24.649	31.26	126
2012	16.397	18.779	14.53	143
2011	17.467	16.397	-6.13	149
2010	15.053	17.467	16.04	153
2009	12.091	15.053	24.50	146
2008	21.705	12.091	-44.29	123
2007	17.975	21.705	20.75	113
2006	16.683	17.975	7.74	77
2005(1)	15.150	16.683	10.12	11
LargeCap Growth I
2014	47.262	50.316	6.46	38
2013	35.417	47.262	33.44	63
2012	31.051	35.417	14.06	76
2011	31.781	31.051	-2.30	84
2010	27.108	31.781	17.24	88
2009	18.110	27.108	49.69	99
2008	31.109	18.110	-41.79	95
2007	29.250	31.109	6.36	91
2006	28.094	29.250	4.11	65
2005(1)	25.167	28.094	11.63	18
LargeCap S&P 500 Index
2014	13.300	14.769	11.05	341
2013	10.275	13.300	29.44	508
2012	9.077	10.275	13.20	620
2011	9.102	9.077	-0.27	680
2010	8.098	9.102	12.40	651
2009	6.540	8.098	23.82	665
2008	10.609	6.540	-38.35	630
2007	10.294	10.609	3.06	589
2006	9.087	10.294	13.28	446
2005(1)	8.856	9.087	2.61	166
LargeCap Value
2014	33.540	36.549	8.97	90
2013	26.154	33.540	28.24	138
2012	22.504	26.154	16.22	166
2011	22.692	22.504	-0.83	183
2010	20.292	22.692	11.83	192
2009	17.801	20.292	13.99	194
2008	28.013	17.801	-36.45	192
2007	28.610	28.013	-2.09	201
2006	24.331	28.610	17.59	130
2005(1)	23.731	24.331	2.53	31

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap
2014	$67.624	$74.893	10.75%	220
2013	51.513	67.624	31.28	391
2012	44.000	51.513	17.08	535
2011	41.453	44.000	6.14	617
2010	34.076	41.453	21.65	685
2009	25.989	34.076	31.12	453
2008	40.131	25.989	-35.24	499
2007	37.407	40.131	7.28	468
2006	33.409	37.407	11.97	343
2005(1)	31.049	33.409	7.60	147
Money Market
2014	12.581	12.332	-1.98	213
2013	12.835	12.581	-1.98	341
2012	13.096	12.835	-1.99	550
2011	13.360	13.096	-1.98	610
2010	13.630	13.360	-1.98	715
2009	13.874	13.630	-1.76	847
2008	13.799	13.874	0.54	1,131
2007	13.414	13.799	2.87	593
2006	13.076	13.414	2.58	370
2005(1)	12.989	13.076	0.67	189
Principal Capital Appreciation
2014	13.926	15.350	10.23	223
2013	10.710	13.926	30.03	231
2012	9.600	10.710	11.56	191
2011	9.781	9.600	-1.85	195
2010	8.647	9.781	13.11	188
2009	6.795	8.647	27.26	145
2008	10.405	6.795	-34.69	96
2007(8)	10.126	10.405	2.76	44
Principal LifeTime 2010
2014	14.006	14.389	2.73	104
2013	12.892	14.006	8.64	231
2012	11.766	12.892	9.57	415
2011	11.832	11.766	-0.56	463
2010	10.595	11.832	11.68	485
2009	8.642	10.595	22.60	469
2008	12.761	8.642	-32.28	478
2007	12.551	12.761	1.67	555
2006	11.402	12.551	10.08	436
2005(1)	10.961	11.402	4.02	222
Principal LifeTime 2020
2014	15.255	15.813	3.66	1,048
2013	13.414	15.255	13.72	2,104
2012	11.927	13.414	12.47	2,788
2011	12.299	11.927	-3.02	2,986
2010	10.906	12.299	12.77	3,134
2009	8.727	10.906	24.97	3,168
2008	13.524	8.727	-35.47	3,188
2007	13.158	13.524	2.78	3,302
2006	11.656	13.158	12.89	1,978
2005(1)	11.127	11.656	4.75	602

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2014	$15.284	$15.889	3.96%	707
2013	13.101	15.284	16.66	739
2012	11.565	13.101	13.28	781
2011	12.066	11.565	-4.15	911
2010	10.667	12.066	13.12	999
2009	8.487	10.667	25.69	992
2008	13.621	8.487	-37.69	500
2007	13.115	13.621	3.86	415
2006	11.651	13.115	12.57	234
2005(1)	11.144	11.651	4.55	90
Principal LifeTime 2040
2014	15.879	16.531	4.11	70
2013	13.225	15.879	20.07	106
2012	11.561	13.225	14.39	132
2011	12.182	11.561	-5.10	145
2010	10.732	12.182	13.51	156
2009	8.451	10.732	26.99	161
2008	13.944	8.451	-39.39	198
2007	13.354	13.944	4.42	197
2006	11.833	13.354	12.85	103
2005(1)	11.288	11.833	4.83	30
Principal LifeTime 2050
2014	15.956	16.611	4.11	55
2013	13.148	15.956	21.36	76
2012	11.459	13.148	14.74	92
2011	12.170	11.459	-5.84	113
2010	10.684	12.170	13.91	108
2009	8.382	10.684	27.46	113
2008	14.031	8.382	-40.26	123
2007	13.427	14.031	4.50	134
2006	11.860	13.427	13.21	92
2005(1)	11.317	11.860	4.80	39
Principal LifeTime Strategic Income
2014	12.856	13.177	2.50	150
2013	12.476	12.856	3.05	217
2012	11.609	12.476	7.47	237
2011	11.440	11.609	1.48	240
2010	10.492	11.440	9.04	255
2009	8.999	10.492	16.59	211
2008	12.062	8.999	-25.39	245
2007	12.052	12.062	0.08	264
2006	11.151	12.052	8.08	184
2005(1)	10.753	11.151	3.70	45
Real Estate Securities
2014	36.636	47.697	30.19	137
2013	35.905	36.636	2.04	160
2012	31.265	35.905	14.84	167
2011	29.279	31.265	6.78	161
2010	23.762	29.279	23.22	156
2009	18.804	23.762	26.37	165
2008	28.576	18.804	-34.20	172
2007	35.423	28.576	-19.33	165
2006	26.452	35.423	33.91	135
2005(1)	22.097	26.452	19.71	55

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2014	$12.788	$13.390	4.71%	5,099
2013	11.083	12.788	15.38	6,348
2012	10.029	11.083	10.51	6,676
2011	10.131	10.029	-1.01	6,895
2010	9.097	10.131	11.37	7,259
2009	7.495	9.097	21.37	6,724
2008	10.359	7.495	-27.65	3,960
2007(8)	10.094	10.359	2.63	967
SAM Conservative Balanced
2014	12.723	13.247	4.12	1,509
2013	11.636	12.723	9.34	1,630
2012	10.678	11.636	8.97	1,768
2011	10.649	10.678	0.27	1,853
2010	9.714	10.649	9.63	1,835
2009	8.180	9.714	18.75	2,061
2008	10.331	8.180	-20.82	1,276
2007(8)	10.094	10.331	2.35	184
SAM Conservative Growth
2014	12.454	13.114	5.30	1,278
2013	10.319	12.454	20.69	1,250
2012	9.221	10.319	11.91	1,149
2011	9.450	9.221	-2.42	1,055
2010	8.367	9.450	12.94	966
2009	6.791	8.367	23.21	952
2008	10.359	6.791	-34.44	779
2007(8)	10.099	10.359	2.57	175
SAM Flexible Income
2014	12.830	13.334	3.93	1,665
2013	12.147	12.830	5.62	1,967
2012	11.202	12.147	8.44	1,917
2011	11.053	11.202	1.35	1,716
2010	10.204	11.053	8.32	1,763
2009	8.678	10.204	17.58	1,647
2008	10.267	8.678	-15.48	1,252
2007(8)	10.094	10.267	1.71	15
SAM Strategic Growth
2014	12.313	13.116	6.52	1,123
2013	9.855	12.313	24.94	1,064
2012	8.704	9.855	13.22	901
2011	9.051	8.704	-3.83	861
2010	7.933	9.051	14.09	810
2009	6.350	7.933	24.93	841
2008	10.353	6.350	-38.67	615
2007(8)	10.107	10.353	2.43	207
Short-Term Income
2014	11.212	11.180	-0.29	937
2013	11.310	11.212	-0.87	1,776
2012	10.990	11.310	2.91	2,178
2011	11.060	10.990	-0.63	2,051
2010	10.829	11.060	2.13	2,302
2009	10.049	10.829	7.76	166
2008(7)	10.071	10.049	-0.22	3
SmallCap Blend
2014	18.497	19.018	2.82	35
2013(10)	15.162	18.497	22.00	26

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap Growth II
2014	$15.419	$16.137	4.66%	84
2013	10.670	15.419	44.51	128
2012	9.361	10.670	13.98	143
2011	9.988	9.361	-6.28	160
2010	8.028	9.988	24.41	167
2009	6.217	8.028	29.13	188
2008	10.474	6.217	-40.64	173
2007	10.474	10.778	2.90	157
2006	9.805	10.474	6.82	111
2005(1)	9.216	9.805	6.39	32
SmallCap Value I
2014	32.576	34.219	5.04	139
2013	23.778	32.576	37.00	261
2012	19.931	23.778	19.30	394
2011	21.105	19.931	-5.56	490
2010	17.079	21.105	23.57	486
2009	14.995	17.079	13.90	549
2008	22.439	14.995	-33.17	563
2007	25.303	22.439	-11.32	551
2006	21.757	25.303	16.30	373
2005(1)	20.665	21.757	5.28	152
(1) Commenced Operations on March 1, 2005
(2) Commenced Operations on May 22, 2010
(3) Commenced Operations on January 4, 2010
(4) Commenced Operations on May 16, 2008
(5) Commenced Operations on May 16, 2009
(6) Commenced Operations on January 12, 2007
(7) Commenced Operations on November 21, 2008
(8) Commenced Operations on May 1, 2007
(9) Commenced Operations on May 15, 2012
(10) Commenced Operations on May 18, 2013
(11) Commenced Operations on October 31, 2013

(12)	Commenced Operations on April 25, 2014

Appendix I – Condensed Financial Information    175

APPENDIX J – NEW YORK REG 60 – DETERMINING GMWB PERCENTAGES AND SUBMISSION GUIDELINES (for applications signed on and after November 2, 2015)
This appendix provides information about GMWB Percentages and application submission guidelines (“GMWB New York Reg 60 Submission Guidelines”) for contracts where New York Reg 60 applies. This information only applies to your Contract if you have purchased a PIB 3 or PIB 10 rider.
Determining GMWB Percentages – NY Reg 60
If you are applying for this Contract as a replacement for an existing life insurance policy or annuity contract, in order to receive the GMWB Percentages in effect on the date the application is signed, the submission guidelines applicable to New York Reg 60 must be met (see GMWB New York Reg 60 Submission Guidelines section).
When the GMWB New York Reg 60 Submission Guidelines are met, a comparison of the GMWB Percentages in effect on the following dates will be used to determine which set of GMWB Percentages will apply to your Contract:

•	the date you signed the Client Authorization Form;

•	the date you signed the application; and

•	the date the money is received by us .
The comparison will be done in a two-step process as follows:
Step One: The GMWB Percentages in effect on the date you signed the Client Authorization Form will be compared to the GMWB Percentages in effect on the date you signed the application.

a.
If the GMWB Percentages have not changed between the date you signed the Client Authorization Form and the date you signed the application, the GMWB Percentages in effect on the date you signed the application will be used in step two.

b.	If any of the GMWB Percentages have increased AND no GMWB Percentages have decreased, the GMWB Percentages in effect on the date you signed the application will be used in step two.

c.	If any of the GMWB Percentages have decreased, the GMWB Percentages in effect on the date you signed the Client Authorization Form will be used in step two.
Step Two: The GMWB Percentages determined in step one will be compared to the GMWB Percentages in effect on the date the money is received.

a.	If the GMWB Percentages have remained the same, you will receive the GMWB Percentages determined by step one.

b.	If any of the GMWB Percentages have increased AND no GMWB Percentages have decreased, you will receive the GMWB Percentages in effect on the date the money is received by us .

c.	If any of the GMWB Percentages have decreased, you will receive the GMWB Percentages determined by step one.
Example:

	GMWB Percentages in effect on:
	Client Authorization Form Signature Date	Application Signature Date	Money Received Date
GMWB Bonus	7% year one, 6% year two, 5% year three	7% year one, 6% year two, 5% year three	7% year one, 7% year two, 7% year three
Ages: 45-54	3.00%	3.00%	3.00%
Ages: 55-59	3.80%	3.80%	3.80%
Ages: 60-64	3.80%	3.80%	3.80%
Ages: 65-74	4.80%	5.80%	3.80%
Ages: 75+	5.05%	5.05%	5.05%

APPENDIX J – NEW YORK REG 60 –     176
DETERMINING GMWB PERCENTAGES AND SUBMISSION
GUIDELINES (for applications signed on and after November 2, 2015)

Step One: In the table above, compare the GMWB Percentages on the client authorization form signature date to the GMWB Percentages on the application signature date. In this example, a GMWB Percentage increased on the application signature date (ages 65-74) and no GMWB Percentages decreased. As a result, the GMWB Percentages in effect on the application signature date are used in step two.
Step Two: Compare the GMWB Percentages on the application signature date to the GMWB Percentages on the money received date. In this example, a GMWB Percentage decreased (ages 65-74) and a GMWB Percentage increased (GMWB Bonus) on the money received date. As a result, the GMWB Percentages in effect on the application signature date will apply to your Contract.
If the GMWB New York Reg 60 Submission Guidelines are not met , you will receive the GMWB Percentages in effect at the time the money is received by us .
The GMWB Percentages applicable to your Contract will not change for the life of your Contract.
GMWB New York Reg 60 Submission Guidelines
The GMWB New York Reg 60 Submission Guidelines are:

•	your application must be signed within the stated time period during which the GMWB Percentages are in effect;

•	your application must be received by us within 7 calendar days of the date the application is signed; and

•	the annuity must be funded within 90 calendar days of the date the Client Authorization Form is signed.
Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

APPENDIX J – NEW YORK REG 60 –     177
DETERMINING GMWB PERCENTAGES AND SUBMISSION
GUIDELINES (for applications signed on and after November 2, 2015)

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(the “Depositor”)

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(the “Registrant”)

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
(FOR APPLICATIONS SIGNED ON OR AFTER AUGUST 1, 2013)

Statement of Additional Information

dated November 2, 2015

This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated November 2, 2015.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal Investment Plus Variable Annuity
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	10
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	13
Financial Statements	14
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	195
Financial Statements	196

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Investment Plus Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last two fiscal years Princor has received and retained the following commissions:

2014 received/retained	2013 received/retained
$33,929,265/$0	$34,275,779/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.
The Contract was not offered prior to August 1, 2013. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2014
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge or a Purchase Payment Credit Rider	-1.42%	-1.41%
with a surrender charge but without a Purchase Payment Credit Rider	-7.42%	-7.41%
without a surrender charge but with a Purchase Payment Credit Rider	-2.02%	-2.01%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
Following are the hypothetical average annual total returns for the period ending December 31, 2014 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	-9.20%	16.67%	7.65%
AllianceBernstein Small/Mid Cap Value	05/02/2001	1.66%	13.80%	7.52%
American Century VP Capital Appreciation	11/20/1987	0.61%	13.07%	10.40%
American Century VP Inflation Protection	12/31/2002	-4.16%	1.56%	2.38%
American Century VP Mid Cap Value	10/29/2004	8.60%	13.68%	8.47%
American Century VP Ultra	05/01/2001	2.28%	12.87%	4.93%
Bond & Mortgage Securities	12/18/1987	-2.25%	4.04%	2.60%
Delaware VIP Small Cap Value	05/01/2000	-1.87%	13.73%	6.91%
Diversified Balanced	12/30/2009	-0.11%	6.74%		6.89%
Diversified Balanced Managed Volatility	10/31/2013	-0.62%			0.86%
Diversified Growth	12/30/2009	0.31%	8.17%		8.31%
Diversified Growth Managed Volatility	10/31/2013	-0.45%			1.81%
Diversified Income	05/15/2012	-0.62%			4.53%
Diversified International	05/02/1994	-10.58%	4.64%	4.30%
Dreyfus Technology Growth	08/31/1999	-0.93%	12.21%	6.70%
DWS Small Mid Cap Value	05/01/1996	-2.39%	11.03%	6.76%
Equity Income	04/28/1998	5.21%	12.74%	6.47%

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Fidelity VIP Contrafund	01/03/1995	4.08%	12.07%	7.07%
Fidelity VIP Equity-Income	10/09/1986	0.95%	11.44%	4.47%
Fidelity VIP Growth	10/09/1986	3.45%	14.43%	5.93%
Fidelity VIP Mid Cap	12/28/1998	-1.47%	11.61%	7.79%
Fidelity VIP Overseas	01/28/1987	-15.60%	4.09%	3.04%
Franklin Small Cap Value VIP	04/30/1998	-6.85%	12.90%	6.42%
Goldman Sachs Mid Cap Value	05/01/1998	5.97%	13.92%	7.47%
Goldman Sachs Small Cap Equity Insights	02/13/1998	-0.58%	14.48%	4.51%
Government & High Quality Bond	05/06/1993	-2.41%	1.95%	2.94%
International Emerging Markets	10/24/2000	-11.11%	-0.29%	6.70%
Invesco Van Kampen VI Value Opportunities	09/10/2001	-0.89%	9.81%	2.75%
Invesco VI International Growth	05/05/1993	-7.09%	5.85%	5.87%
Invesco VI Small Cap Equity	08/29/2003	-5.09%	13.39%	7.02%
LargeCap Blend II	05/01/2002	3.73%	11.78%	5.67%
LargeCap Growth	05/02/1994	3.55%	12.55%	6.47%
LargeCap Growth I	06/01/1994	1.08%	13.47%	7.17%
LargeCap S&P 500 Index	05/03/1999	5.69%	13.06%	5.82%
LargeCap Value	05/13/1970	3.60%	12.77%	5.22%
MFS VIT New Discovery	05/01/1998	-14.80%	11.97%	7.12%
MFS VIT Utilities	01/03/1995	4.88%	11.11%	9.95%
MFS VIT Value	01/02/2002	2.65%	11.91%	6.56%
MidCap	12/18/1987	5.39%	17.43%	9.77%
Money Market	03/18/1983	-7.41%	-2.06%	0.04%
Neuberger Berman AMT Large Cap Value	03/22/1994	2.30%	9.49%	4.85%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-3.99%	12.22%	3.13%
Neuberger Berman AMT Socially Responsive	02/18/1999	2.82%	12.96%	6.11%
PIMCO VIT All Asset	04/30/2003	-6.95%	3.95%	3.61%
PIMCO VIT High Yield Portfolio	04/30/1998	-4.11%	6.14%	4.92%
PIMCO VIT Total Return	12/31/1997	-3.19%	2.63%	4.17%
Principal Capital Appreciation	04/28/1998	4.87%	12.44%	6.88%
Principal LifeTime 2010	08/30/2004	-2.68%	6.47%	3.30%
Principal LifeTime 2020	08/30/2004	-1.75%	7.90%	4.16%
Principal LifeTime 2030	08/30/2004	-1.44%	8.49%	4.21%
Principal LifeTime 2040	08/30/2004	-1.29%	9.24%	4.51%
Principal LifeTime 2050	08/30/2004	-1.29%	9.45%	4.56%
Principal LifeTime Strategic Income	08/30/2004	-2.91%	4.77%	2.55%
Real Estate Securities	05/01/1998	24.95%	15.29%	8.04%
SAM Balanced	06/03/1997	-0.69%	8.23%	5.08%
SAM Conservative Balanced	04/23/1998	-1.28%	6.55%	4.58%
SAM Conservative Growth	06/03/1997	-0.09%	9.62%	5.17%
SAM Flexible Income	09/09/1997	-1.47%	5.63%	4.26%
SAM Strategic Growth	06/03/1997	1.14%	10.83%	5.36%
Short-Term Income	01/12/1994	-5.71%	0.64%	1.85%
SmallCap Blend	05/01/1998	-2.59%	14.85%	5.98%
SmallCap Growth II	05/01/1998	-0.74%	15.32%	6.18%
SmallCap Value I	05/01/1998	-0.35%	15.24%	5.65%
T. Rowe Price Blue Chip Growth	12/29/2000	1.30%	14.28%	6.88%
T. Rowe Price Health Sciences	12/29/2000	23.38%	24.88%	14.39%
Van Eck VIP Global Hard Assets	05/01/2006	-26.49%	-2.40%		0.72%

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	-3.20%	16.99%	7.65%
AllianceBernstein Small/Mid Cap Value	05/02/2001	7.66%	14.16%	7.52%
American Century VP Capital Appreciation	11/20/1987	6.61%	13.43%	10.40%
American Century VP Inflation Protection	12/31/2002	1.84%	2.11%	2.38%
American Century VP Mid Cap Value	10/29/2004	14.60%	14.03%	8.47%
American Century VP Ultra	05/01/2001	8.28%	13.23%	4.93%
Bond & Mortgage Securities	12/18/1987	3.75%	4.55%	2.60%
Delaware VIP Small Cap Value	05/01/2000	4.13%	14.09%	6.91%
Diversified Balanced	12/30/2009	5.89%	7.20%		7.19%
Diversified Balanced Managed Volatility	10/31/2013	5.38%			5.97%
Diversified Growth	12/30/2009	6.31%	8.60%		8.59%
Diversified Growth Managed Volatility	10/31/2013	5.55%			6.92%
Diversified Income	05/15/2012	5.38%			6.27%
Diversified International	05/02/1994	-4.58%	5.14%	4.30%
Dreyfus Technology Growth	08/31/1999	5.07%	12.58%	6.70%
DWS Small Mid Cap Value	05/01/1996	3.61%	11.42%	6.76%
Equity Income	04/28/1998	11.21%	13.11%	6.47%
Fidelity VIP Contrafund	01/03/1995	10.08%	12.45%	7.07%
Fidelity VIP Equity-Income	10/09/1986	6.95%	11.83%	4.47%
Fidelity VIP Growth	10/09/1986	9.45%	14.78%	5.93%
Fidelity VIP Mid Cap	12/28/1998	4.53%	11.99%	7.79%
Fidelity VIP Overseas	01/28/1987	-9.60%	4.60%	3.04%
Franklin Small Cap Value VIP	04/30/1998	-0.85%	13.27%	6.42%
Goldman Sachs Mid Cap Value	05/01/1998	11.97%	14.28%	7.47%
Goldman Sachs Small Cap Equity Insights	02/13/1998	5.42%	14.83%	4.51%
Government & High Quality Bond	05/06/1993	3.59%	2.50%	2.94%
International Emerging Markets	10/24/2000	-5.11%	0.31%	6.70%
Invesco Van Kampen VI Value Opportunities	09/10/2001	5.11%	10.22%	2.75%
Invesco VI International Growth	05/05/1993	-1.09%	6.33%	5.87%
Invesco VI Small Cap Equity	08/29/2003	0.91%	13.76%	7.02%
LargeCap Blend II	05/01/2002	9.73%	12.16%	5.67%
LargeCap Growth	05/02/1994	9.55%	12.92%	6.47%
LargeCap Growth I	06/01/1994	7.08%	13.83%	7.17%
LargeCap S&P 500 Index	05/03/1999	11.69%	13.42%	5.82%
LargeCap Value	05/13/1970	9.60%	13.14%	5.22%
MFS VIT New Discovery	05/01/1998	-8.80%	12.35%	7.12%
MFS VIT Utilities	01/03/1995	10.88%	11.50%	9.95%
MFS VIT Value	01/02/2002	8.65%	12.29%	6.56%
MidCap	12/18/1987	11.39%	17.74%	9.77%
Money Market	03/18/1983	-1.41%	-1.42%	0.04%
Neuberger Berman AMT Large Cap Value	03/22/1994	8.30%	9.91%	4.85%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	2.01%	12.60%	3.13%
Neuberger Berman AMT Socially Responsive	02/18/1999	8.82%	13.33%	6.11%
PIMCO VIT All Asset	04/30/2003	-0.95%	4.45%	3.61%
PIMCO VIT High Yield Portfolio	04/30/1998	1.89%	6.61%	4.92%
PIMCO VIT Total Return	12/31/1997	2.81%	3.17%	4.17%
Principal Capital Appreciation	04/28/1998	10.87%	12.81%	6.88%
Principal LifeTime 2010	08/30/2004	3.32%	6.93%	3.30%
Principal LifeTime 2020	08/30/2004	4.25%	8.34%	4.16%
Principal LifeTime 2030	08/30/2004	4.56%	8.92%	4.21%
Principal LifeTime 2040	08/30/2004	4.71%	9.66%	4.51%

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2050	08/30/2004	4.71%	9.86%	4.56%
Principal LifeTime Strategic Income	08/30/2004	3.09%	5.27%	2.55%
Real Estate Securities	05/01/1998	30.95%	15.62%	8.04%
SAM Balanced	06/03/1997	5.31%	8.66%	5.08%
SAM Conservative Balanced	04/23/1998	4.72%	7.02%	4.58%
SAM Conservative Growth	06/03/1997	5.91%	10.04%	5.17%
SAM Flexible Income	09/09/1997	4.53%	6.11%	4.26%
SAM Strategic Growth	06/03/1997	7.14%	11.22%	5.36%
Short-Term Income	01/12/1994	0.29%	1.22%	1.85%
SmallCap Blend	05/01/1998	3.41%	15.19%	5.98%
SmallCap Growth II	05/01/1998	5.26%	15.66%	6.18%
SmallCap Value I	05/01/1998	5.65%	15.58%	5.65%
T. Rowe Price Blue Chip Growth	12/29/2000	7.30%	14.63%	6.88%
T. Rowe Price Health Sciences	12/29/2000	29.38%	25.13%	14.39%
Van Eck VIP Global Hard Assets	05/01/2006	-20.49%	-1.75%		0.72%

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	-11.78%	15.85%	7.01%
AllianceBernstein Small/Mid Cap Value	05/02/2001	-0.99%	12.98%	6.88%
American Century VP Capital Appreciation	11/20/1987	-2.02%	12.25%	9.74%
American Century VP Inflation Protection	12/31/2002	-6.77%	0.74%	1.77%
American Century VP Mid Cap Value	10/29/2004	5.91%	12.87%	7.82%
American Century VP Ultra	05/01/2001	-0.37%	12.05%	4.30%
Bond & Mortgage Securities	12/18/1987	-4.87%	3.23%	1.98%
Delaware VIP Small Cap Value	05/01/2000	-4.50%	12.91%	6.27%
Diversified Balanced	12/30/2009	-2.74%	5.93%		6.08%
Diversified Balanced Managed Volatility	10/31/2013	-3.25%			-0.63%
Diversified Growth	12/30/2009	-2.33%	7.35%		7.50%
Diversified Growth Managed Volatility	10/31/2013	-3.08%			0.31%
Diversified Income	05/15/2012	-3.25%			6.02%
Diversified International	05/02/1994	-13.15%	3.83%	3.68%
Dreyfus Technology Growth	08/31/1999	-3.56%	11.40%	6.06%
DWS Small Mid Cap Value	05/01/1996	-5.01%	10.22%	6.12%
Equity Income	04/28/1998	2.54%	11.93%	5.83%
Fidelity VIP Contrafund	01/03/1995	1.42%	11.26%	6.43%
Fidelity VIP Equity-Income	10/09/1986	-1.69%	10.63%	3.85%
Fidelity VIP Growth	10/09/1986	0.79%	13.62%	5.29%
Fidelity VIP Mid Cap	12/28/1998	-4.09%	10.80%	7.14%
Fidelity VIP Overseas	01/28/1987	-18.14%	3.28%	2.42%
Franklin Small Cap Value VIP	04/30/1998	-9.44%	12.09%	5.79%
Goldman Sachs Mid Cap Value	05/01/1998	3.30%	13.11%	6.83%
Goldman Sachs Small Cap Equity Insights	02/13/1998	-3.21%	13.67%	3.89%
Government & High Quality Bond	05/06/1993	-5.03%	1.13%	2.32%
International Emerging Markets	10/24/2000	-13.68%	-1.11%	6.06%
Invesco Van Kampen VI Value Opportunities	09/10/2001	-3.52%	9.00%	2.14%
Invesco VI International Growth	05/05/1993	-9.68%	5.04%	5.24%
Invesco VI Small Cap Equity	08/29/2003	-7.69%	12.58%	6.38%
LargeCap Blend II	05/01/2002	1.08%	10.97%	5.04%
LargeCap Growth I	06/01/1994	-1.56%	12.65%	6.53%

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
LargeCap Growth	05/02/1994	0.89%	11.73%	5.83%
LargeCap S&P 500 Index	05/03/1999	3.02%	12.25%	5.19%
LargeCap Value	05/13/1970	0.95%	11.96%	4.59%
MFS VIT New Discovery	05/01/1998	-17.35%	11.16%	6.48%
MFS VIT Utilities	01/03/1995	2.22%	10.30%	9.29%
MFS VIT Value	01/02/2002	0.00%	11.10%	5.92%
MidCap	12/18/1987	2.72%	16.61%	9.11%
Money Market	03/18/1983	-10.00%	-2.89%	-0.56%
Neuberger Berman AMT Large Cap Value	03/22/1994	-0.35%	8.68%	4.22%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-6.60%	11.41%	2.51%
Neuberger Berman AMT Socially Responsive	02/18/1999	0.17%	12.15%	5.47%
PIMCO VIT All Asset	04/30/2003	-9.54%	3.13%	2.99%
PIMCO VIT High Yield Portfolio	04/30/1998	-6.72%	5.33%	4.29%
PIMCO VIT Total Return	12/31/1997	-5.81%	1.82%	3.55%
Principal Capital Appreciation	04/28/1998	2.20%	11.63%	6.24%
Principal LifeTime 2010	08/30/2004	-5.29%	5.65%	2.68%
Principal LifeTime 2020	08/30/2004	-4.37%	7.09%	3.53%
Principal LifeTime 2030	08/30/2004	-4.06%	7.68%	3.58%
Principal LifeTime 2040	08/30/2004	-3.92%	8.43%	3.88%
Principal LifeTime 2050	08/30/2004	-3.92%	8.63%	3.94%
Principal LifeTime Strategic Income	08/30/2004	-5.52%	3.96%	1.94%
Real Estate Securities	05/01/1998	22.17%	14.47%	7.40%
SAM Balanced	06/03/1997	-3.32%	7.42%	4.45%
SAM Conservative Balanced	04/23/1998	-3.91%	5.74%	3.95%
SAM Conservative Growth	06/03/1997	-2.72%	8.81%	4.54%
SAM Flexible Income	09/09/1997	-4.09%	4.82%	3.63%
SAM Strategic Growth	06/03/1997	-1.50%	10.01%	4.73%
Short-Term Income	01/12/1994	-8.31%	-0.18%	1.24%
SmallCap Blend	05/01/1998	-5.21%	14.03%	5.35%
SmallCap Growth II	05/01/1998	-3.37%	14.50%	5.54%
SmallCap Value I	05/01/1998	-2.98%	14.42%	5.02%
T. Rowe Price Blue Chip Growth	12/29/2000	-1.34%	13.47%	6.24%
T. Rowe Price Health Sciences	12/29/2000	20.60%	24.05%	13.70%
Van Eck VIP Global Hard Assets	05/01/2006	-28.97%	-3.24%		0.12%

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	-3.78%	16.29%	7.01%
AllianceBernstein Small/Mid Cap Value	05/02/2001	7.01%	13.47%	6.88%
American Century VP Capital Appreciation	11/20/1987	5.98%	12.75%	9.74%	6.61%
American Century VP Inflation Protection	12/31/2002	1.23%	1.50%	1.77%
American Century VP Mid Cap Value	10/29/2004	13.91%	13.36%	7.82%
American Century VP Ultra	05/01/2001	7.63%	12.56%	4.30%
Bond & Mortgage Securities	12/18/1987	3.13%	3.92%	1.98%
Delaware VIP Small Cap Value	05/01/2000	3.50%	13.40%	6.27%
Diversified Balanced	12/30/2009	5.26%	6.55%		6.55%
Diversified Balanced Managed Volatility	10/31/2013	4.75%			5.34%
Diversified Growth	12/30/2009	5.67%	7.95%		7.94%
Diversified Growth Managed Volatility	10/31/2013	4.92%			6.28%
Diversified Income	05/15/2012	4.75%			5.64%

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified International	05/02/1994	-5.15%	4.51%	3.68%
Dreyfus Technology Growth	08/31/1999	4.44%	11.91%	6.06%
DWS Small Mid Cap Value	05/01/1996	2.99%	10.76%	6.12%
Equity Income	04/28/1998	10.54%	12.43%	5.83%
Fidelity VIP Contrafund	01/03/1995	9.42%	11.77%	6.43%
Fidelity VIP Equity-Income	10/09/1986	6.31%	11.16%	3.85%
Fidelity VIP Growth	10/09/1986	8.79%	14.09%	5.29%
Fidelity VIP Mid Cap	12/28/1998	3.91%	11.32%	7.14%
Fidelity VIP Overseas	01/28/1987	-10.14%	3.97%	2.42%
Franklin Small Cap Value VIP	04/30/1998	-1.44%	12.59%	5.79%
Goldman Sachs Mid Cap Value	02/13/1998	4.79%	14.14%	3.89%
Goldman Sachs Small Cap Equity Insights	05/01/1998	11.30%	13.59%	6.83%
Government & High Quality Bond	05/06/1993	2.97%	1.89%	2.32%
International Emerging Markets	10/24/2000	-5.68%	-0.29%	6.06%
Invesco Van Kampen VI Value Opportunities	09/10/2001	4.48%	9.56%	2.14%
Invesco VI International Growth	05/05/1993	-1.68%	5.69%	5.24%
Invesco VI Small Cap Equity	08/29/2003	0.31%	13.07%	6.38%
LargeCap Blend II	05/01/2002	9.08%	11.49%	5.04%
LargeCap Growth I	06/01/1994	6.44%	13.14%	6.53%
LargeCap Growth	05/02/1994	8.89%	12.24%	5.83%
LargeCap S&P 500 Index	05/03/1999	11.02%	12.75%	5.19%
LargeCap Value	05/13/1970	8.95%	12.46%	4.59%
MFS VIT New Discovery	05/01/1998	-9.35%	11.68%	6.48%
MFS VIT Utilities	01/03/1995	10.22%	10.83%	9.29%
MFS VIT Value	01/02/2002	8.00%	11.62%	5.92%
MidCap	12/18/1987	10.72%	17.03%	9.11%
Money Market	03/18/1983	-2.00%	-2.01%	-0.56%
Neuberger Berman AMT Large Cap Value	03/22/1994	7.65%	9.25%	4.22%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	1.40%	11.92%	2.51%
Neuberger Berman AMT Socially Responsive	02/18/1999	8.17%	12.65%	5.47%
PIMCO VIT All Asset	04/30/2003	-1.54%	3.83%	2.99%
PIMCO VIT High Yield Portfolio	04/30/1998	1.28%	5.97%	4.29%
PIMCO VIT Total Return	12/31/1997	2.19%	2.55%	3.55%
Principal Capital Appreciation	04/28/1998	10.20%	12.14%	6.24%
Principal LifeTime 2010	08/30/2004	2.71%	6.29%	2.68%
Principal LifeTime 2020	08/30/2004	3.63%	7.69%	3.53%
Principal LifeTime 2030	08/30/2004	3.94%	8.27%	3.58%
Principal LifeTime 2040	08/30/2004	4.08%	9.00%	3.88%
Principal LifeTime 2050	08/30/2004	4.08%	9.20%	3.94%
Principal LifeTime Strategic Income	08/30/2004	2.48%	4.64%	1.94%
Real Estate Securities	05/01/1998	30.17%	14.93%	7.40%
SAM Balanced	06/03/1997	4.68%	8.01%	4.45%
SAM Conservative Balanced	04/23/1998	4.09%	6.37%	3.95%
SAM Conservative Growth	06/03/1997	5.28%	9.38%	4.54%
SAM Flexible Income	09/09/1997	3.91%	5.47%	3.63%
SAM Strategic Growth	06/03/1997	6.50%	10.55%	4.73%
Short-Term Income	01/12/1994	-0.31%	0.61%	1.24%
SmallCap Blend	05/01/1998	2.79%	14.50%	5.35%
SmallCap Growth II	05/01/1998	4.63%	14.96%	5.54%
SmallCap Value I	05/01/1998	5.02%	14.89%	5.02%
T. Rowe Price Blue Chip Growth	12/29/2000	6.66%	13.95%	6.24%
T. Rowe Price Health Sciences	12/29/2000	28.60%	24.38%	13.70%
Van Eck VIP Global Hard Assets	05/01/2006	-20.97%	-2.34%		0.12%

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2014 and 2015.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

IRA- Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2014	$5,500	$11,000
2015	$5,500	$11,000
For succeeding years, limits are indexed to inflation.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.
For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $183,000 and $193,000 in 2015.

Deductibility of Traditional IRA Contributions for Active Participants
Married Individuals (Filing Jointly)			Single Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2014	$96,000	$116,000	2014	$60,000	$70,000
2015	$98,000	$118,000	2015	$61,000	$71,000
An individual may make non-deductible IRA contributions to the extent of the excess of:
(1)    The lesser of maximum annual contribution or 100% of compensation, over
(2)    The IRA deductible contributions made with respect to the individual.

A person whose filing status is "married, filing separately" may not make a full Traditional IRA deduction contribution, unless the couple are separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.
An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 ½ or for any year thereafter.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following distributions: death; disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for medical insurance premiums after losing job; distributions for first-time home purchases (up to $10,000) and distributions for higher education expenses and distributions for certain natural disaster victims.
Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the

Contract has been distributed, the owner’s entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, an individual may execute one tax-free rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of compensation or $53,000 for 2015.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.
Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2014	$17,500	$5,500
2015	$17,500	$6,000
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2015.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $12,500 limit in 2015) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $12,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, would be limited to an elective deferral of $5,500 in 2015 ($18,000 – $12,500) to the 401(k) plan.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation or fixed nonelective contributions of 2% of compensation.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2014	$12,000	$2,500	$17,500
2015	$12,500	$3,000	$18,000
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2014 and 2015.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2014	$5,500	$1,000
2015	$5,500	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.
For 2015, the maximum contribution is phased out for single taxpayers with adjusted gross income between $116,000 and $131,000 and for joint filers with adjusted gross income between $183,000 and $193,000 (see chart below).

Modified Adjusted Gross Income Limits - 2015
Single	Married Filing Joint	ROTH IRA Contribution
$116,000 or less	$183,000 or less	Full Contribution
$116,000 – $131,000	$183,000 – $193,000	Partial Contribution*
$131,000 & over	$193,000 & over	No Contribution

*	Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Separate Account B (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Principal Life Insurance Company Separate Account B at December 31, 2014, the results of its operations for the year or period then ended, and the changes in its net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 29, 2015

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities

December 31, 2014

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class I Division

Assets
Investments in shares of mutual funds, at market	$4,944,580	$2,320,465	$2,603,507

Liabilities	—	—	—
Net assets	$4,944,580	$2,320,465	$2,603,507

Net assets
Applicable to accumulation units
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	266,096	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	4,082,426	1,604,388	2,147,021
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	862,154	449,981	456,486
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$4,944,580	$2,320,465	$2,603,507

Investments in shares of mutual funds, at cost	$4,587,741	$2,358,989	$2,353,474
Shares of mutual fund owned	235,793	105,716	165,618
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	21,709	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	158,381	131,078	198,851
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	35,596	37,123	42,453
Principal Lifetime Income Solutions		—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	12.26	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	12.14	—
Principal Investment Plus Variable Annuity	25.78	12.24	10.80
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24.22	12.12	10.75
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

	American Century VP Inflation Protection Class II Division					American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division

American Century VP Income & Growth Class I Division		American Century VP MidCap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$14,435,615	$65,192,081	$5,329,347	$3,695,933	$44,865,140	$18,210,559	$103,521

—	—	—	—	—	—	—
$14,435,615	$65,192,081	$5,329,347	$3,695,933	$44,865,140	$18,210,559	$103,521

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
3,210,398	—	—	—	—	—	—
128,544	—	—	—	—	—	—
11,093,447	—	1,462,326	3,668,823	—	18,121,383	—
3,226	—	—	27,110	—	53,904	—
—	59,045,213	3,204,163	—	39,840,849	—	—
—	6,131,145	662,858	—	5,024,291	—	—
—	—	—	—	—	—	—
—	—	—	—	—	21,234	74,931
—	15,723	—	—	—	14,038	28,590

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$14,435,615	$65,192,081	$5,329,347	$3,695,933	$44,865,140	$18,210,559	$103,521

$9,037,539	$69,642,854	$4,545,534	$2,043,897	$23,459,912	$12,637,215	$104,412
1,427,855	6,274,503	268,481	229,134	2,819,933	1,933,180	7,076

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
174,245	—	—	—	—	—	—
7,737	—	—	—	—	—	—
633,406	—	76,359	233,744	—	852,509	—
200	—	—	1,874	—	2,736	—
—	4,503,766	167,550	—	2,159,444	—	—
—	497,678	35,635	—	289,806	—	—
—	—	—	—	—	—	—
—	—	—	—	—	2,093	7,327
—	1,583	—	—	—	1,385	2,798

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
18.42	—	—	—	—	—	—
16.61	—	—	—	—	—	—
17.51	—	19.15	15.69	—	21.26	—
16.14	—	18.63	14.46	—	19.70	—
—	13.11	19.12	—	18.45	—	—
—	12.32	18.60	—	17.34	—	—
—	—	—	—	—	—	—
—	9.94	—	—	—	10.15	10.23
—	9.93	—	—	—	10.14	10.22

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014
	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division

Assets
Investments in shares of mutual funds, at market	$95,978	$7,865	$210,998

Liabilities	—	—	—
Net assets	$95,978	$7,865	$210,998

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	95,978	—	210,998
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	7,865	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$95,978	$7,865	$210,998

Investments in shares of mutual funds, at cost	$96,350	$7,840	$226,336
Shares of mutual fund owned	3,743	303	20,269
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	9,378	—	21,793
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	798	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	10.23	—	9.69
The Principal Variable Annuity with Purchase Payment Credit Rider	10.20	—	9.65
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	9.86	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	9.85	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	Balanced Class 1 Division	Bond & Mortgage Securities Class 1 Division

$—	$29,899	$17,896	$152,357	$51,966	$34,954,263	$180,940,143

—	—	—	—	—	—	—
$—	$29,899	$17,896	$152,357	$51,966	$34,954,263	$180,940,143

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	550,062	214,444
—	—	—	—	—	2,934,966	2,668,003
—	—	—	—	—	—	6,037,998
—	—	—	—	—	—	362,523
—	—	—	152,357	—	31,422,320	74,701,608
—	—	—	—	—	46,915	211,459
—	—	—	—	—	—	85,794,405
—	—	—	—	—	—	10,949,703
—	—	—	—	—	—	—
—	29,899	17,896	—	51,966	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$—	$29,899	$17,896	$152,357	$51,966	$34,954,263	$180,940,143

$—	$30,012	$17,996	$174,741	$52,403	$25,509,534	$171,159,951
—	2,634	1,774	7,418	2,528	1,814,863	15,788,844

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	174,254	79,156
—	—	—	—	—	889,353	941,861
—	—	—	—	—	—	337,521
—	—	—	—	—	—	27,158
—	—	—	16,758	—	1,102,088	3,139,989
—	—	—	—	—	1,791	9,673
—	—	—	—	—	—	3,611,465
—	—	—	—	—	—	501,632
—	—	—	—	—	—	—
—	3,056	1,897	—	5,772	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	3.16	2.71
—	—	—	—	—	3.30	2.83
—	—	—	—	—	—	17.89
—	—	—	—	—	—	13.35
—	—	—	9.09	—	28.51	23.79
—	—	—	9.06	—	26.20	21.86
—	—	—	—	—	—	23.76
—	—	—	—	—	—	21.83
—	—	—	—	—	—	—
9.91	9.78	9.43	—	9.00	—	—
9.90	9.78	9.43	—	9.00	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014

	Calvert EAFE International Index Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division

Assets
Investments in shares of mutual funds, at market	$5,480	$21,466	$35,720

Liabilities	—	—	—
Net assets	$5,480	$21,466	$35,720

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	12,656	25,114
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,480	8,810	10,606
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$5,480	$21,466	$35,720

Investments in shares of mutual funds, at cost	$5,764	$23,608	$38,543
Shares of mutual fund owned	69	281	367
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	1,208	2,456
Principal Pivot Series Variable Annuity with Liquidity Max Rider	593	841	1,038
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.25	10.48	10.23
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.25	10.47	10.22
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Delaware Small Cap Value Service Class Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Income Class 2 Division	Diversified International Class 1 Division

$745,584	$1,011,135,001	$84,544,416	$2,881,637,488	$151,625,281	$168,519,198	$154,008,936

—	—	—	—	—	—	—
$745,584	$1,011,135,001	$84,544,416	$2,881,637,488	$151,625,281	$168,519,198	$154,008,936

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	283,524
—	—	—	—	—	—	3,015,047
—	—	—	—	—	—	2,343,521
—	—	—	—	—	—	454,751
35,503	—	—	—	—	—	96,587,048
1,722	—	—	—	—	—	295,438
567,937	900,939,050	65,148,483	2,644,417,036	120,826,299	152,880,589	44,445,227
140,422	76,840,511	4,132,445	199,270,837	10,644,293	8,641,699	6,584,380
—	33,355,440	15,255,933	37,949,615	20,127,908	6,996,910	—
—	—	7,555	—	26,781	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$745,584	$1,011,135,001	$84,544,416	$2,881,637,488	$151,625,281	$168,519,198	$154,008,936

$751,835	$848,453,349	$81,731,222	$2,385,832,008	$146,005,627	$157,235,628	$122,946,921
18,602	70,266,504	7,770,627	187,119,317	13,796,659	14,008,246	10,938,135

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	92,648
—	—	—	—	—	—	942,451
—	—	—	—	—	—	138,918
—	—	—	—	—	—	36,724
2,988	—	—	—	—	—	3,555,571
146	—	—	—	—	—	11,837
47,866	63,234,861	6,136,999	173,923,019	11,309,355	12,955,006	1,638,464
11,951	5,557,552	391,915	13,505,234	1,003,060	743,899	264,181
—	2,341,194	1,437,110	2,495,985	1,883,972	592,919	—
—	—	743	—	2,641	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	3.06
—	—	—	—	—	—	3.20
—	—	—	—	—	—	16.87
—	—	—	—	—	—	12.38
11.88	—	—	—	—	—	27.16
11.77	—	—	—	—	—	24.96
11.87	14.25	10.62	15.20	10.68	11.80	27.13
11.75	13.83	10.54	14.76	10.61	11.62	24.92
—	14.25	10.62	15.20	10.68	11.80	—
—	—	10.16	—	10.14	—	—
—	—	10.16	—	10.14	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014
	Diversified International Class 2 Division	Dreyfus Investment Portfolio Technology Growth Service Shares Division	DWS Alternative Asset Allocation Class B Division

Assets
Investments in shares of mutual funds, at market	$26,006	$5,040,592	$—

Liabilities	—	—	—
Net assets	$26,006	$5,040,592	$—

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	4,016,688	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	1,023,904	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	26,006	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$26,006	$5,040,592	$—

Investments in shares of mutual funds, at cost	$26,239	$4,319,488	$—
Shares of mutual fund owned	1,833	279,877	—
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	178,164	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	48,332	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	2,773	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	22.55	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	21.19	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.38	—	9.83
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.37	—	9.82
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

DWS Equity 500 Index Class B2 Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

$59,239	$615,048	$258,966,881	$81,145	$48,139,718	$55,141,526	$37,543,510

—	—	—	—	—	—	—
$59,239	$615,048	$258,966,880	$81,145	$48,139,718	$55,141,526	$37,543,510

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	55,837	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	39,503	57,897,951	—	47,938,340	—	25,687,491
—	—	159,802	—	201,378	—	147,067
—	461,364	179,749,113	—	—	48,873,294	9,829,292
—	114,181	21,104,177	—	—	6,141,255	1,879,660
—	—	—	—	—	—	—
17,464	—	—	59,800	—	100,619	—
41,775	—	—	21,345	—	26,358	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$59,239	$615,048	$258,966,880	$81,145	$48,139,718	$55,141,526	$37,543,510

$58,463	$583,254	$179,421,258	$79,811	$32,847,200	$34,273,234	$32,126,422
2,904	34,612	11,200,990	3,534	1,293,036	1,502,494	1,575,472

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	28,395	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	3,344	3,866,826	—	2,015,034	—	1,441,966
—	—	11,197	—	9,213	—	8,906
—	39,112	12,022,063	—	—	2,136,393	552,596
—	9,774	1,480,866	—	—	285,686	113,995
—	—	—	—	—	—	—
1,704	—	—	5,845	—	9,898	—
4,079	—	—	2,088	—	2,595	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	1.97	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	11.81	14.97	—	23.79	—	17.81
—	11.70	14.27	—	21.86	—	16.51
—	11.80	14.95	—	—	22.88	17.79
—	11.68	14.25	—	—	21.50	16.49
—	—	—	—	—	—	—
10.25	10.09	—	10.23	—	10.17	—
10.24	10.08	—	10.22	—	10.16	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014

	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Assets
Investments in shares of mutual funds, at market	$15,184,681	$9,441,585	$71,177

Liabilities	—	—	—
Net assets	$15,184,681	$9,441,585	$71,177

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	71,177
The Principal Variable Annuity	15,158,337	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	26,344	—	—
Principal Investment Plus Variable Annuity	—	7,636,342	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	1,805,243	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$15,184,681	$9,441,585	$71,177

Investments in shares of mutual funds, at cost	$9,715,036	$6,172,918	$70,374
Shares of mutual fund owned	239,809	150,344	1,901
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	6,676
The Principal Variable Annuity	1,035,058	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	1,958	—	—
Principal Investment Plus Variable Annuity	—	384,395	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	96,705	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	10.66
The Principal Variable Annuity	14.64	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	13.46	—	—
Principal Investment Plus Variable Annuity	—	19.87	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	18.67	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division

$17,955,535	$37,741,368	$41,510	$71,380	$3,577,341	$18,542,627	$17,462

—	—	—	—	—	—	—
$17,955,535	$37,741,368	$41,510	$71,380	$3,577,341	$18,542,627	$17,462

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	193,426	166,504	—
—	—	—	—	5,747	—	—
15,658,678	32,486,844	—	—	3,000,102	16,002,633	—
2,140,462	5,250,276	—	—	378,066	2,373,490	—
—	—	—	—	—	—	—
142,684	1,464	15,998	10,234	—	—	10,007
13,711	2,784	25,512	61,146	—	—	7,455

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$17,955,535	$37,741,368	$41,510	$71,380	$3,577,341	$18,542,627	$17,462

$15,631,033	$29,302,241	$41,441	$70,785	$3,345,344	$16,370,949	$17,455
487,392	2,034,575	2,603	2,445	160,275	1,063,834	1,001

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	10,294	6,846	—
—	—	—	—	315	—	—
603,840	2,019,822	—	—	159,896	658,856	—
87,841	347,387	—	—	20,764	103,994	—
—	—	—	—	—	—	—
14,187	155	1,516	989	—	—	976
1,364	295	2,418	5,916	—	—	728

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	18.79	24.32	—
—	—	—	—	18.23	22.86	—
25.94	16.08	—	—	18.76	24.29	—
24.37	15.11	—	—	18.21	22.82	—
—	—	—	—	—	—	—
10.06	9.43	10.56	10.34	—	—	10.25
10.05	9.43	10.55	10.34	—	—	10.24

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014
	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division	Government & High Quality Bond Class 1 Division

Assets
Investments in shares of mutual funds, at market	$6,977,815	$5,178	$141,358,649

Liabilities	—	—	—
Net assets	$6,977,815	$5,178	$141,358,650

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	75,530
Pension Builder Plus – Rollover IRA	—	—	32,371
Personal Variable	—	—	156,903
Premier Variable	—	—	2,722,771
Principal Freedom Variable Annuity	—	—	2,734,040
Principal Freedom Variable Annuity 2	—	—	272,007
The Principal Variable Annuity	97,939	—	75,647,716
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	175,154
Principal Investment Plus Variable Annuity	6,278,479	—	52,011,564
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	601,397	—	7,530,594
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	5,178	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$6,977,815	$5,178	$141,358,650

Investments in shares of mutual funds, at cost	$6,360,979	$5,732	$143,197,487
Shares of mutual fund owned	510,447	381	13,540,100
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	22,861
Pension Builder Plus – Rollover IRA	—	—	8,547
Personal Variable	—	—	59,162
Premier Variable	—	—	977,174
Principal Freedom Variable Annuity	—	—	220,208
Principal Freedom Variable Annuity 2	—	—	22,044
The Principal Variable Annuity	5,329	—	6,248,035
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	15,007
Principal Investment Plus Variable Annuity	342,105	—	4,302,018
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	34,873	—	646,137
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	488	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	3.30
Pension Builder Plus – Rollover IRA	—	—	3.79
Personal Variable	—	—	2.65
Premier Variable	—	—	2.79
Principal Freedom Variable Annuity	—	—	12.42
Principal Freedom Variable Annuity 2	—	—	12.34
The Principal Variable Annuity	18.38	—	12.11
The Principal Variable Annuity with Purchase Payment Credit Rider	17.27	—	11.67
Principal Investment Plus Variable Annuity	18.35	—	12.09
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17.25	—	11.65
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	10.62	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	10.61	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	8,547
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Guggenheim Macro Opportunities Series M Division	International Emerging Markets Class 1 Division

$19,924	$12,908	$21.331	$42,859	$7,869	$—	$64,254,651

—	—	—	—	—	—	—
$19,924	$12,908	$21.331	$42,859	$7,869	$—	$64,254,651

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	428,963
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	26,768,311
—	—	—	—	—	—	233,393
—	—	—	—	—	—	31,934,017
—	—	—	—	—	—	4,889,967
—	—	—	—	—	—	—
11,870	2,242	21,331	37,393	4,194	—	—
8,054	10,666	—	5,466	3,675	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$19,924	$12,908	$21,331	$42,859	$7,869	$—	$64,254,651

$19,906	$12,983	$20,994	$42,859	$7,754	$—	$65,784,618
1,907	492	1,022	2,842	330	—	4,224,501

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	118,613
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	841,063
—	—	—	—	—	—	7,981
—	—	—	—	—	—	1,004,867
—	—	—	—	—	—	167,468
—	—	—	—	—	—	—
1,173	226	1,984	3,580	409	—	—
796	1,074	—	524	358	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	3.62
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	31.82
—	—	—	—	—	—	29.24
—	—	—	—	—	—	31.78
—	—	—	—	—	—	29.20
—	—	—	—	—	—	—
10.12	9.94	10.75	10.45	10.26	10.06	—
10.12	9.93	10.74	10.44	10.25	10.05	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014

	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division

Assets
Investments in shares of mutual funds, at market	$4,607,004	$—	$21,496,633

Liabilities	—	—	—
Net assets	$4,607,004	$—	$21,496,633

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	4,589,585	—	21,487,012
The Principal Variable Annuity with Purchase Payment Credit Rider	17,419	—	9,621
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$4,607,004	$—	$21,496,633

Investments in shares of mutual funds, at cost	$3,182,485	$—	$13,682,968
Shares of mutual fund owned	83,947	—	524,180
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	320,260	—	1,368,655
The Principal Variable Annuity with Purchase Payment Credit Rider	1,235	—	667
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	14.33	—	15.70
The Principal Variable Annuity with Purchase Payment Credit Rider	14.10	—	14.42
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	10.08	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	10.08	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

$10,917,261	$71,400	$10,425,490	$32,230	$1,553,721	$9,327,320	$3,772,446

—	—	—	—	—	—	—
$10,917,261	$71,400	$10,425,490	$32,230	$1,553,721	$9,327,320	$3,772,446

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
10,854,882	—	—	—	1,505,029	2,818,107	3,750,932
62,379	—	—	—	48,692	21,479	21,514
—	—	9,468,131	—	—	5,606,492	—
—	—	957,359	—	—	881,242	—
—	—	—	—	—	—	—
—	66,990	—	26,583	—	—	—
—	4,410	—	5,647	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$10,917,261	$71,400	$10,425,490	$32,230	$1,553,721	$9,327,320	$3,772,446

$6,793,229	$71,797	$9,230,540	$32,306	$389,552	$7,587,132	$3,159,289
323,187	2,177	298,982	936	268,810	394,557	191,010

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
482,186	—	—	—	106,512	122,382	408,638
3,007	—	—	—	3,502	993	2,544
—	—	852,944	—	—	243,845	—
—	—	89,745	—	—	40,789	—
—	—	—	—	—	—	—
—	6,479	—	2,766	—	—	—
—	427	—	588	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
22.51	—	—	—	14.13	23.03	9.18
20.74	—	—	—	13.90	21.64	8.46
—	—	11.10	—	—	22.99	—
—	—	10.67	—	—	21.61	—
—	—	—	—	—	—	—
—	10.34	—	9.61	—	—	—
—	10.33	—	9.60	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014

	Invesco Value Opportunities Series I Division	Janus Aspen Enterprise Service Shares Division	Janus Aspen Flexible Bond Service Shares Division

Assets
Investments in shares of mutual funds, at market	$5,347,559	$9,503,129	$72,658

Liabilities	—	—	—
Net assets	$5,347,559	$9,503,129	$72,658

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	9,440,460	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	62,669	—
Principal Investment Plus Variable Annuity	4,575,116	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	772,443	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	24,203
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	48,455
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$5,347,559	$9,503,129	$72,658

Investments in shares of mutual funds, at cost	$3,649,084	$5,002,811	$72,735
Shares of mutual fund owned	543,451	160,363	5,598
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	638,080	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	4,610	—
Principal Investment Plus Variable Annuity	305,103	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	54,820	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	2,408
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	4,825
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	14.79	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	13.59	—
Principal Investment Plus Variable Annuity	15.00	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14.09	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	10.05
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	10.04
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

LargeCap Blend II Class 1 Division	LargeCap Blend II Class 2 Division	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap Value Class 1 Division

$118,690,704	$—	$53,469,496	$5,974	$109,225,666	$102,363,487	$91,485,357

—	—	—	—	—	—	—
$118,690,704	$—	$53,469,495	$5,974	$109,225,666	$102,363,487	$91,485,357

$—	$—	$—	$—	$—	$—	$901,394
—	—	—	—	—	—	2,172,625
—	—	—	—	—	—	112,254
—	—	774,712	—	—	—	353,074
—	—	4,250,492	—	480,796	327,958	6,354,081
—	—	—	—	1,733,168	8,796,671	2,942,737
—	—	—	—	187,729	538,761	367,031
41,648,973	—	34,559,321	—	88,625,941	49,318,934	59,370,502
65,517	—	69,963	—	99,682	159,649	28,925
68,321,071	—	11,302,092	—	16,167,279	38,192,637	15,491,489
8,655,143	—	2,512,915	—	1,931,071	5,028,877	3,277,243
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	5,974	—	—	—

—	—	—	—	—	—	(6)
—	—	—	—	—	—	114,008
$118,690,704	$—	$53,469,495	$5,974	$109,225,666	$102,363,487	$91,485,357

$81,508,866	$—	$34,635,612	$6,047	$78,742,999	$62,432,717	$76,841,725
10,702,498	—	2,173,557	244	3,805,772	6,996,821	2,706,668

—	—	—	—	—	—	14,702
—	—	—	—	—	—	223,361
—	—	—	—	—	—	9,622
—	—	244,464	—	—	—	70,148
—	—	1,282,924	—	232,508	164,719	1,201,666
—	—	—	—	97,383	512,917	171,511
—	—	—	—	10,629	31,142	23,378
2,143,051	—	1,181,047	—	1,616,063	3,063,992	1,490,438
3,637	—	2,602	—	1,978	10,795	790
3,520,453	—	386,818	—	295,225	2,376,213	389,455
481,103	—	93,606	—	38,379	340,524	89,669
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	591	—	—	—

$—	$—	$—	$—	$—	$—	$61.32
—	—	—	—	—	—	9.73
—	—	—	—	—	—	11.67
—	—	3.17	—	—	—	5.03
—	—	3.31	—	2.07	1.99	5.29
—	—	—	—	17.80	17.15	17.16
—	—	—	—	17.66	17.30	15.70
19.43	—	29.26	—	54.84	16.10	39.83
18.02	—	26.88	—	50.39	14.79	36.60
19.41	—	29.22	—	54.76	16.07	39.78
17.99	—	26.85	—	50.32	14.77	36.55
—	—	—	—	—	—	—
—	10.13	—	10.12	—	—	—
—	10.12	—	10.11	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	9,773

—	—	—	—	—	—	61.32
—	—	—	—	—	—	11.67

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014

	MFS VIT International Value Service Class Division	MFS VIT New Discovery Service Class Division	MFS VIT Utilities Service Class Division

Assets
Investments in shares of mutual funds, at market	$61,084	$943,807	$12,181,402

Liabilities	—	—	—
Net assets	$61,084	$943,807	$12,181,402

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	221,490	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	5,765	—
Principal Investment Plus Variable Annuity	—	604,871	10,306,073
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	111,681	1,728,089
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	57,608	—	110,525
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,476	—	36,715
Applicable to contracts in annuitization period:	—
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$61,084	$943,807	$12,181,402

Investments in shares of mutual funds, at cost	$61,667	$1,113,730	$11,446,994
Shares of mutual fund owned	2,849	61,687	363,841
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	20,488	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	539	—
Principal Investment Plus Variable Annuity	—	56,031	456,080
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	10,447	79,101
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	5,858	—	11,274
Principal Pivot Series Variable Annuity with Liquidity Max Rider	354	—	3,748
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	10.81	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	10.71	—
Principal Investment Plus Variable Annuity	—	10.80	22.60
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	10.69	21.85
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.83	—	9.80
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.83	—	9.80
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

MFS VIT Value Service Class Division	MidCap Class 1 Division	Money Market Class 1 Division	Money Market Class 2 Division	Neuberger Berman AMT Large Cap Value I Class Division	Neuberger Berman AMT Small-Cap Growth S Class Division	Neuberger Berman AMT Socially Responsive I Class Division

$5,175,047	$389,291,120	$55,230,360	$217,310	$5,241,195	$3,087,692	$6,077,273

—	—	—	—	—	—	—
$5,175,047	$389,291,120	$55,230,360	$217,310	$5,241,195	$3,087,692	$6,077,273

$—	$—	$—	$—	$—	$—	$—
—	—	95,763	—	—	—	—
—	—	1	—	—	—	—
—	1,108,009	475,529	—	—	—	—
—	6,977,891	4,299,647	—	—	—	—
—	9,751,806	1,695,142	—	—	—	—
—	700,361	222,735	—	—	—	—
—	226,683,020	24,287,406	—	—	—	—
—	630,448	30,673	—	—	—	—
4,368,519	126,963,940	21,374,104	—	4,718,383	2,492,195	5,196,101
806,528	16,475,645	2,624,616	—	522,812	595,497	881,172
—	—	124,744	—	—	—	—
—	—	—	217,310	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$5,175,047	$389,291,120	$55,230,360	$217,310	$5,241,195	$3,087,692	$6,077,273

$4,291,602	$238,836,309	$55,230,360	$217,310	$3,658,318	$2,310,156	$3,930,003
258,107	6,403,868	55,230,360	217,310	319,780	172,208	254,492

—	—	—	—	—	—	—
—	—	44,972	—	—	—	—
—	—	—	—	—	—	—
—	122,417	298,716	—	—	—	—
—	737,304	2,568,603	—	—	—	—
—	219,342	142,508	—	—	—	—
—	29,057	21,636	—	—	—	—
—	2,777,142	1,806,788	—	—	—	—
—	8,406	2,483	—	—	—	—
200,153	1,557,678	1,592,459	—	246,607	164,299	245,886
38,222	219,991	212,819	—	29,079	41,779	44,375
—	—	9,295	—	—	—	—
—	—	—	21,802	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	2.13	—	—	—	—
—	—	—	—	—	—	—
—	9.05	1.59	—	—	—	—
—	9.46	1.67	—	—	—	—
—	44.46	11.89	—	—	—	—
—	24.10	10.32	—	—	—	—
—	81.62	13.44	—	—	—	—
—	75.00	12.35	—	—	—	—
21.83	81.51	13.42	—	19.13	15.17	21.13
21.10	74.89	12.33	—	17.98	14.25	19.86
—	—	13.42	—	—	—	—
—	—	—	9.97	—	—	—
—	—	—	9.96	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014

	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO High Yield Administrative Class Division

Assets
Investments in shares of mutual funds, at market	$658,213	$5,246,587	$16,014,793

Liabilities	—	—	—
Net assets	$658,213	$5,246,587	$16,014,793

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	656,447	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	1,766	—	—
Principal Investment Plus Variable Annuity	—	4,722,314	14,538,298
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	524,273	1,456,546
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	1,944
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	18,005
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$658,213	$5,246,587	$16,014,793

Investments in shares of mutual funds, at cost	$662,330	$5,729,392	$16,341,183
Shares of mutual fund owned	25,065	506,427	2,024,626
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	51,640	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	140	—	—
Principal Investment Plus Variable Annuity	—	328,397	1,049,667
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	37,712	108,367
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	197
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	1,823
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	12.71	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	12.59	—	—
Principal Investment Plus Variable Annuity	—	14.38	13.86
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	13.90	13.45
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	9.88
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	9.88
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

$29,159,222	$18,505,464	$192,372	$21,738,392	$33,742,664	$143,694,951	$73,233,074

—	—	—	—	—	—	—
$29,159,222	$18,505,464	$192,372	$21,738,392	$33,742,664	$143,694,951	$73,233,074

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	46,437	—	777,981	1,529,479	4,709,130	2,925,229
—	—	—	3,508,882	1,942,472	5,223,151	2,082,336
—	—	—	48,538	—	—	—
27,084,861	15,030,987	—	15,427,899	28,776,857	117,194,099	56,992,820
2,038,999	3,428,040	—	1,975,092	1,493,856	16,568,571	11,232,689
—	—	—	—	—	—	—
—	—	192,372	—	—	—	—
35,362	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$29,159,222	$18,505,464	$192,372	$21,738,392	$33,742,664	$143,694,951	$73,233,074

$29,935,797	$18,381,635	$191,074	$19,225,395	$27,993,252	$116,597,668	$61,337,286
2,603,502	829,469	8,701	1,888,653	2,677,989	10,435,363	5,934,609

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	2,817	—	61,069	113,004	326,250	201,665
—	—	—	249,923	126,672	310,014	123,003
—	—	—	3,678	—	—	—
2,158,504	935,167	—	1,100,408	1,879,636	6,965,432	3,371,186
168,081	223,333	—	149,893	103,821	1,047,796	706,962
—	—	—	—	—	—	—
—	—	18,646	—	—	—	—
3,500	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	16.48	—	12.74	13.54	14.43	14.51
—	—	—	14.04	15.33	16.85	16.93
—	—	—	13.20	14.41	15.84	15.91
12.55	16.07	—	14.02	15.31	16.82	16.91
12.13	15.35	—	13.18	14.39	15.81	15.89
—	—	—	—	—	—	—
10.11	—	10.32	—	—	—	—
10.10	—	10.31	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Real Estate Securities Class 1 Division

Assets
Investments in shares of mutual funds, at market	$14,503,892	$8,617,890	$87,932,182

Liabilities	—	—	—
Net assets	$14,503,892	$8,617,890	$87,932,182

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	263,552
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	367,042	168,840	225,446
The Principal Variable Annuity	567,102	353,862	48,624,884
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	233,279
Principal Investment Plus Variable Annuity	12,415,617	7,176,447	32,059,534
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,154,131	918,741	6,525,487
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$14,503,892	$8,617,890	$87,932,182

Investments in shares of mutual funds, at cost	$12,172,685	$7,375,290	$56,566,011
Shares of mutual fund owned	1,000,268	607,750	3,937,850
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	54,232
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	24,755	11,383	12,390
The Principal Variable Annuity	32,197	19,994	935,350
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	4,884
Principal Investment Plus Variable Annuity	705,872	406,045	617,609
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	69,818	55,311	136,815
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	4.86
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	14.83	14.83	18.20
The Principal Variable Annuity	17.61	17.70	51.98
The Principal Variable Annuity with Purchase Payment Credit Rider	16.55	16.63	47.76
Principal Investment Plus Variable Annuity	17.59	17.67	51.91
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	16.53	16.61	47.70
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Real Estate Securities Class 2 Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

$180,905	$11,373	$97,315	$687,747,541	$634,173	$168,581,522	$553,159

—	—	—	—	—	—	—
$180,905	$11,373	$97,315	$687,747,541	$634,173	$168,581,522	$553,159

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	304,513	—	—	—
—	—	—	—	—	—	—
—	—	—	1,758,410	—	1,476,168	—
—	—	—	65,708,407	—	17,897,624	—
—	—	—	386,763	—	—	—
—	—	—	551,309,446	—	129,222,136	—
—	—	—	68,280,002	—	19,985,594	—
—	—	—	—	—	—	—
166,400	6,808	97,315	—	547,917	—	244,672
14,505	4,565	—	—	86,256	—	308,487

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$180,905	$11,373	$97,315	$687,747,541	$634,173	$168,581,522	$553,159

$178,979	$13,581	$97,832	$594,998,280	$635,617	$155,510,110	$555,023
8,058	1,588	2,888	41,656,423	38,740	13,379,486	44,324

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	150,628	—	—	—
—	—	—	—	—	—	—
—	—	—	122,305	—	103,779	—
—	—	—	4,679,921	—	1,288,426	—
—	—	—	28,845	—	—	—
—	—	—	39,321,138	—	9,315,838	—
—	—	—	5,099,498	—	1,508,708	—
—	—	—	—	—	—	—
14,612	962	9,463	—	54,569	—	24,371
1,275	645	—	—	8,597	—	30,749

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	2.02	—	—	—
—	—	—	—	—	—	—
—	—	—	14.38	—	14.22	—
—	—	—	14.04	—	13.89	—
—	—	—	13.41	—	13.27	—
—	—	—	14.02	—	13.87	—
—	—	—	13.39	—	13.25	—
—	—	—	—	—	—	—
11.39	7.08	10.28	—	10.04	—	10.04
11.38	7.07	10.28	—	10.03	—	10.03

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014

	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at market	$101,757,493	$430,365	$185,235,460

Liabilities	—	—	—
Net assets	$101,757,493	$430,365	$185,235,460

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	1,727,646	—	1,729,151
The Principal Variable Annuity	15,110,946	—	34,435,411
The Principal Variable Annuity with Purchase Payment Credit Rider	102,382	—	69,606
Principal Investment Plus Variable Annuity	68,060,093	—	126,793,331
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	16,756,426	—	22,207,961
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	421,082	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	9,283	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$101,757,493	$430,365	$185,235,460

Investments in shares of mutual funds, at cost	$87,735,593	$431,052	$177,895,995
Shares of mutual fund owned	5,350,026	22,867	14,011,759
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	122,687	—	120,766
The Principal Variable Annuity	1,098,867	—	2,462,743
The Principal Variable Annuity with Purchase Payment Credit Rider	7,796	—	5,213
Principal Investment Plus Variable Annuity	4,956,304	—	9,080,769
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,277,773	—	1,665,469
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	41,887	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	924	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	14.08	—	14.32
The Principal Variable Annuity	13.75	—	13.98
The Principal Variable Annuity with Purchase Payment Credit Rider	13.13	—	13.35
Principal Investment Plus Variable Annuity	13.73	—	13.96
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13.11	—	13.33
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	10.05	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	10.05	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division	SmallCap Blend Class 1 Division	SmallCap Growth II Class 1 Division

$418,129	$65,972,384	$624,127	$131,611,548	$93,629	$33,528,364	$30,427,185

—	—	—	—	—	—	—
$418,129	$65,972,384	$624,127	$131,611,548	$93,629	$33,528,364	$30,427,185

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	124,143	77,318
—	—	—	1,594,461	—	3,261,081	958,205
—	948,573	—	82,284	—	73,462	49,949
—	9,689,724	—	20,170,634	—	25,948,021	18,720,163
—	9,476	—	32,571	—	31,830	73,079
—	40,589,476	—	99,252,045	—	3,417,648	9,185,134
—	14,735,135	—	10,479,553	—	672,179	1,363,337
—	—	—	—	—	—	—
20,398	—	608,866	—	14,459	—	—
397,731	—	15,261	—	79,170	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$418,129	$65,972,384	$624,127	$131,611,548	$93,629	$33,528,364	$30,427,185

$416,848	$56,106,355	$625,267	$130,471,586	$93,706	$22,177,265	$18,884,798
31,870	3,141,542	30,006	50,815,269	36,290	2,396,595	1,556,378

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	57,170	55,578
—	—	—	133,875	—	120,705	58,703
—	67,351	—	6,953	—	4,429	2,994
—	704,522	—	1,736,672	—	1,251,815	1,064,323
—	721	—	2,909	—	1,671	4,522
—	2,955,323	—	8,557,972	—	165,119	522,984
—	1,123,451	—	937,346	—	35,345	84,488
—	—	—	—	—	—	—
2,034	—	60,353	—	1,445	—	—
39,689	—	1,514	—	7,918	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	2.17	1.39
—	—	—	11.91	—	27.02	16.32
—	14.08	—	11.84	—	16.59	16.68
—	13.75	—	11.61	—	20.73	17.59
—	13.13	—	11.20	—	19.05	16.16
—	13.73	—	11.60	—	20.70	17.56
—	13.12	—	11.18	—	19.02	16.14
—	—	—	—	—	—	—
10.03	—	10.09	—	10.01	—	—
10.02	—	10.08	—	10.00	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2014

	SmallCap Growth II Class 2 Division	SmallCap Value I Class 1 Division	SmallCap Value I Class 2 Division

Assets
Investments in shares of mutual funds, at market	$6,829	$72,971,660	$30,106

Liabilities	—	—	—
Net assets	$6,829	$72,971,660	$30,106

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	313,868	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	207,199	—
The Principal Variable Annuity	—	29,355,878	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	127,642	—
Principal Investment Plus Variable Annuity	—	38,199,231	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	4,767,842	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	6,829	—	30,106
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$6,829	$72,971,660	$30,106

Investments in shares of mutual funds, at cost	$6,865	$45,713,059	$29,907
Shares of mutual fund owned	356	3,544,034	1,472
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	101,751	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	12,998	—
The Principal Variable Annuity	—	787,119	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	3,725	—
Principal Investment Plus Variable Annuity	—	1,025,675	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	139,330	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	633	—	2,840
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	3.08	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	15.94	—
The Principal Variable Annuity	—	37.30	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	34.27	—
Principal Investment Plus Variable Annuity	—	37.24	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	34.22	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	10.80	—	10.60
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10.79	—	10.59
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	Van Eck Global Hard Assets Class S Division

$12,612,679	$30,107,162	$67,554	$960,023	$7,087,059

—	—	—	—	—
$12,612,679	$30,107,162	$67,554	$960,023	$7,087,059

$—	$—	$—	$—	$—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	960,023	—
—	—	—	—	—
—	—	—	—	1,505,107
—	—	—	—	1,969
10,698,020	25,338,209	—	—	4,636,210
1,914,659	4,768,953	—	—	834,729
—	—	—	—	—
—	—	14,825	—	96,273
—	—	52,729	—	12,771

—	—	—	—	—
—	—	—	—	—
$12,612,679	$30,107,162	$67,554	$960,023	$7,087,059

$8,498,940	$20,908,380	$68,342	$769,863	$8,461,192
624,699	830,542	3,675	65,710	287,624

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	45,409	—
—	—	—	—	—
—	—	—	—	123,789
—	—	—	—	168
487,904	571,286	—	—	381,855
92,928	114,424	—	—	71,115
—	—	—	—	—
—	—	1,520	—	12,646
—	—	5,412	—	1,679

$—	$—	$—	$—	$—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	21.14	—
—	—	—	—	—
—	—	—	—	12.16
—	—	—	—	11.75
21.93	44.36	—	—	12.14
20.61	41.68	—	—	11.74
—	—	—	—	—
—	—	9.75	—	7.61
—	—	9.74	—	7.61

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—
—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2014

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class I Division (1)

Investment income (loss)
Income
Dividends	$—	$13,887	$—

Expenses
Mortality and expense risks	67,486	21,896	22,698
Administrative charges	8,099	2,393	2,738
Separate account rider charges	7,268	2,061	2,262
Net investment income (loss)	(82,853)	(12,463)	(27,698)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	254,764	26,279	21,929
Capital gains distributions	457,169	229,054	—
Total realized gains (losses) on investments	711,933	255,333	21,929

Change in net unrealized appreciation or depreciation of investments	(834,462)	(103,979)	250,033

Net gains (losses) on investments	(205,382)	138,891	244,264

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(205,382)	$138,891	$244,264

(1) Commenced operations April 24, 2014. (2) Commenced operations November 10, 2014. See accompanying notes.

American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP MidCap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division (2)

$292,182	$909,286	$45,930	$14,572	$119,348	$264,784	$558

167,233	902,991	55,426	47,296	619,483	237,559	32
5,586	108,371	5,342	1,893	74,347	9,505	4
185	59,281	3,753	238	45,825	1,248	—
119,178	(161,357)	(18,591)	(34,855)	(620,307)	16,472	522

811,414	425,744	245,107	330,844	5,452,590	703,639	(235)
—	1,885,718	257,438	—	—	—	—
811,414	2,311,462	502,545	330,844	5,452,590	703,639	(235)

588,288	(569,158)	122,659	5,663	(1,063,112)	1,330,760	(891)

1,518,880	1,580,947	606,613	301,652	3,769,171	2,050,871	(604)

—	—	—	—	—	—	—

$1,518,880	$1,580,947	$606,613	$301,652	$3,769,171	$2,050,871	$(604)

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division (1)	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division (2)	American Funds Insurance Series High-Income Bond Class 2 Division (1)

Investment income (loss)
Income
Dividends	$124	$1	$11,462

Expenses
Mortality and expense risks	513	2	1,351
Administrative charges	21	—	54
Separate account rider charges	—	—	—
Net investment income (loss)	(410)	(1)	10,057

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	266	—	(2,174)
Capital gains distributions	150	—	—
Total realized gains (losses) on investments	416	—	(2,174)

Change in net unrealized appreciation or depreciation of investments	(372)	25	(15,338)

Net gains (losses) on investments	(366)	24	(7,455)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(366)	$24	$(7,455)

(1) Commenced operations May 17, 2014. (2) Commenced operations November 10, 2014. See accompanying notes.

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division (2)	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division (2)	American Funds Insurance Series Managed Risk International Fund Class P2 Division (2)	American Funds Insurance Series New World Fund Class 2 Division (1)	American Funds Insurance Series New World Fund Class 4 Division (2)	Balanced Class 1 Division	Bond & Mortgage Securities Class 1 Division

$—	$—	$—	$1,543	$375	$615,270	$5,952,369

—	6	3	900	25	419,506	2,349,673
—	1	1	36	4	16,155	194,768
—	—	—	—	—	716	97,428
—	(7)	(4)	607	346	178,893	3,310,500

—	—	—	(1,229)	(632)	1,285,488	(697,163)
—	—	—	4,960	—	—	—
—	—	—	3,731	(632)	1,285,488	(697,163)

—	(113)	(100)	(22,384)	(437)	1,105,685	4,749,114

—	(120)	(104)	(18,046)	(723)	2,570,066	7,362,451

—	—	—	—	—	—	—

$—	$(120)	$(104)	$(18,046)	$(723)	$2,570,066	$7,362,451

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	Calvert EAFE International Index Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division (1)	Calvert S&P MidCap 400 Index Class F Division (1)

Investment income (loss)
Income
Dividends	$120	$71	$210

Expenses
Mortality and expense risks	4	18	28
Administrative charges	—	2	4
Separate account rider charges	—	—	—
Net investment income (loss)	116	51	178

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1)	(1)	—
Capital gains distributions	—	2,375	2,812
Total realized gains (losses) on investments	(1)	2,374	2,812

Change in net unrealized appreciation or depreciation of investments	(284)	(2,142)	(2,823)

Net gains (losses) on investments	(169)	283	167

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(169)	$283	$167

(1) Commenced operations November 10, 2014. See accompanying notes.

Delaware Small Cap Value Service Class Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Income Class 2 Division	Diversified International Class 1 Division

$1,698	$8,430,900	$2,646	$24,839,166	$15,221	$783,964	$3,691,678

7,154	11,710,349	501,209	31,908,827	959,642	1,714,369	2,090,539
825	1,405,406	60,152	3,829,506	115,171	205,749	137,258
665	418,393	12,431	1,079,082	31,995	47,240	60,469
(6,946)	(5,103,248)	(571,146)	(11,978,249)	(1,091,587)	(1,183,394)	1,403,412

7,322	7,126,463	63,848	7,197,606	137,598	2,002,444	2,123,040
43,231	10,099,586	5,293	32,951,679	28,652	824,450	—
50,553	17,226,049	69,141	40,149,285	166,250	2,826,894	2,123,040

(24,718)	41,256,299	2,805,987	129,051,299	5,573,416	5,516,168	(10,768,603)

18,889	53,379,100	2,303,982	157,222,335	4,648,079	7,159,668	(7,242,151)

—	—	—	—	—	—	—

$18,889	$53,379,100	$2,303,982	$157,222,335	$4,648,079	$7,159,668	$(7,242,151)

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	Diversified International Class 2 Division (1)	Dreyfus Investment Portfolio Technology Growth Service Shares Division	DWS Alternative Asset Allocation Class B Division (1)

Investment income (loss)
Income
Dividends	$—	$—	$—

Expenses
Mortality and expense risks	9	60,480	—
Administrative charges	1	7,258	—
Separate account rider charges	—	6,664	—
Net investment income (loss)	(10)	(74,402)	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	339,304	—
Capital gains distributions	—	262,615	—
Total realized gains (losses) on investments	—	601,919	—

Change in net unrealized appreciation or depreciation of investments	(233)	(337,264)	—

Net gains (losses) on investments	(243)	190,253	—

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(243)	$190,253	$—

(1) Commenced operations November 10, 2014. See accompanying notes.

DWS Equity 500 Index Class B2 Division (1)	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Equity Income Class 2 Division (1)	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

$—	$1,805	$6,443,295	$—	$403,224	$393,828	$983,744

34	5,335	3,434,427	49	613,391	684,809	480,342
4	615	352,825	7	24,538	82,189	30,774
—	492	184,797	—	1,775	44,701	14,953
(38)	(4,637)	2,471,246	(56)	(236,480)	(417,871)	457,675

—	4,319	21,436,943	—	2,426,899	1,591,267	337,882
—	1,919	—	—	943,796	1,096,570	534,938
—	6,238	21,436,943	—	3,370,695	2,687,837	872,820

776	18,717	5,170,721	1,334	1,670,519	2,939,300	1,250,674

738	20,318	29,078,910	1,278	4,804,734	5,209,266	2,581,169

—	—	—	—	—	—	—

$738	$20,318	$29,078,910	$1,278	$4,804,734	$5,209,266	$2,581,169

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division (1)

Investment income (loss)
Income
Dividends	$13,941	$—	$113

Expenses
Mortality and expense risks	200,518	110,768	280
Administrative charges	8,022	13,294	—
Separate account rider charges	361	12,387	—
Net investment income (loss)	(194,960)	(136,449)	(167)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,066,857	653,557	(2)
Capital gains distributions	—	—	543
Total realized gains (losses) on investments	1,066,857	653,557	541

Change in net unrealized appreciation or depreciation of investments	627,231	258,174	803

Net gains (losses) on investments	1,499,128	775,282	1,177

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$1,499,128	$775,282	$1,177

(1) Commenced operations May 17, 2014.
(2) Commenced operations November 10, 2014.
(3) Represented the operations of Franklin Small Cap Value Securities Class 2 Division until May 17, 2014.

See accompanying notes.

Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division (2)	Franklin Rising Dividends VIP Class 4 Division (2)	Franklin Small Cap Value VIP Class 2 Division (3)	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division (2)

$3,376	$425,690	$—	$—	$21,644	$181,922	$74

207,542	512,581	20	41	43,791	228,996	9
24,911	61,517	3	5	5,067	27,354	1
13,248	43,542	—	—	2,529	20.207	—
(242,325)	(191,950)	(23)	(46)	(29,743)	(94,635)	64

537,080	(207,218)	—	502	268,983	748,878	(1,240)
384,657	10,870	—	—	260,997	3,029,537	1,603
921,737	(196,348)	—	502	529,980	3,778,415	363

71,824	(3,762,189)	69	595	(547,683)	(1,635,687)	7

751,236	(4,150,487)	46	1,051	(47,446)	2,048,093	434

—	—	—	—	—	—	—

$751,236	$(4,150,487)	$46	$1,051	$(47,446)	$2,048,093	$434

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division (1)	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division (2)	Government & High Quality Bond Class 1 Division

Investment income (loss)
Income
Dividends	$52,395	$26	$5,632,839

Expenses
Mortality and expense risks	85,784	4	1,837,475
Administrative charges	10,202	1	134,849
Separate account rider charges	6,067	—	61,629
Net investment income (loss)	(49,658)	21	3,598,886

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	404,975	—	(203,842)
Capital gains distributions	983,827	733	—
Total realized gains (losses) on investments	1,388,802	733	(203,842)

Change in net unrealized appreciation or depreciation of investments	(984,276)	(554)	2,078,450

Net gains (losses) on investments	354,868	200	5,473,494

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$354,868	$200	$5,473,494

(1) Represented the operations of Goldman Sachs VIT Structured Small Cap Equity Service Class I Division until May 17, 2014. (2) Commenced operations until November 10, 2014. See accompanying notes.

Government & High Quality Bond Class 2 Division (2)	Guggenheim Floating Rate Strategies Series F Division (2)	Guggenheim Investments Global Managed Future Strategy Division (2)	Guggenheim Investments Long Short Equity Division (2)	Guggenheim Investments Multi-Hedge Strategies Division (2)	Guggenheim Macro Opportunities Series M Division (2)	International Emerging Markets Class 1 Division

$—	$—	$—	$—	$—	$—	$645,301

12	13	5	13	5	1	883,399
2	1	1	2	1	—	74,905
—	—	—	—	—	—	40,626
(14)	(14)	(6)	(15)	(6)	(1)	(353,629)

(12)	—	—	—	—	(6)	(1,258,213)
—	—	—	—	—	—	—
(12)	—	—	—	—	(6)	(1,258,213)

18	(75)	337	—	115	—	(1,840,421)

(8)	(89)	331	(15)	109	(7)	(3,452,263)

—	—	—	—	—	—	—

$(8)	$(89)	$331	$(15)	$109	$(7)	$(3,452,263)

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division (1)	Invesco Core Equity Series I Division

Investment income (loss)
Income
Dividends	$1,979	$—	$188,893

Expenses
Mortality and expense risks	59,321	—	283,309
Administrative charges	2,374	—	11,333
Separate account rider charges	131	—	68
Net investment income (loss)	(59,847)	—	(105,817)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	290,027	—	1,508,836
Capital gains distributions	—	—	105,462
Total realized gains (losses) on investments	290,027	—	1,614,298

Change in net unrealized appreciation or depreciation of investments	76,495	—	(7,629)

Net gains (losses) on investments	306,675	—	1,500,852

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$306,675	$—	$1,500,852

(1) Commenced operations November 10, 2014. See accompanying notes.

Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division (1)	Invesco International Growth Series I Division	Invesco International Growth Series II Division (1)	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

$—	$—	$165,226	$—	$—	$—	$—

129,426	40	121,724	21	20,129	120,110	45,422
5,178	6	14,608	3	806	11,217	1,817
861	—	5,111	—	538	6,257	329
(135,465)	(46)	23,783	(24)	(21,473)	(137,584)	(47,568)

1,138,696	237	337,819	(220)	375,481	811,599	229,883
391,059	—	—	—	—	831,129	310,119
1,529,755	237	337,819	(220)	375,481	1,642,728	540,002

294,532	(397)	(512,905)	(76)	(250,833)	(1,438,151)	(177,191)

1,688,822	(206)	(151,303)	(320)	103,175	66,993	315,243

—	—	—	—	—	—	—

$1,688,822	$(206)	$(151,303)	$(320)	$103,175	$66,993	$315,243

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	Invesco Value Opportunities Series I Division	Janus Aspen Enterprise Service Shares Division	Janus Aspen Flexible Bond Service Shares Division (1)

Investment income (loss)
Income
Dividends	$75,193	$3,172	$384

Expenses
Mortality and expense risks	68,648	116,796	60
Administrative charges	8,239	4,672	8
Separate account rider charges	5,422	418	—
Net investment income (loss)	(7,116)	(118,714)	316

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	357,914	840,446	(260)
Capital gains distributions	—	662,365	—
Total realized gains (losses) on investments	357,914	1,502,811	(260)

Change in net unrealized appreciation or depreciation of investments	(76,879)	(428,379)	(77)

Net gains (losses) on investments	273,919	955,718	(21)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$273,919	$955,718	$(21)

(1) Commenced operations November 10, 2014. See accompanying notes.

LargeCap Blend II Class 1 Division	LargeCap Blend II Class 2 Division (1)	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap Value Class 1 Division

$1,553,497	$—	$292,664	$—	$130,790	$1,253,552	$2,046,187

1,574,714	—	634,231	7	1,359,557	1,218,528	1,082,261
146,069	—	38,740	1	70,979	86,732	57,964
146,069	—	18,566	—	15,799	36,149	24,572
(248,147)	—	(398,873)	(8)	(1,315,545)	(87,857)	881,390

2,749,207	—	4,042,057	(46)	7,280,733	5,786,595	3,834,804
—	—	—	—	20,386,747	2,239,839	12,377,048
2,749,207	—	4,042,057	(46)	27,667,480	8,026,434	16,211,852

9,029,903	—	1,327,791	(73)	(18,840,451)	3,249,988	(8,506,475)

11,530,963	—	4,970,975	(127)	7,511,484	11,188,565	8,586,767

—	—	—	—	—	—	—

$11,530,963	$—	$4,970,975	$(127)	$7,511,484	$11,188,565	$8,586,767

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	MFS VIT International Value Service Class Division (1)	MFS VIT New Discovery Service Class Division	MFS VIT Utilities Service Class Division

Investment income (loss)
Income
Dividends	$—	$—	$222,043

Expenses
Mortality and expense risks	46	10,522	133,797
Administrative charges	7	1,018	16,060
Separate account rider charges	—	802	9,651
Net investment income (loss)	(53)	(12,342)	62,535

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(233)	(45,072)	552,605
Capital gains distributions	—	198,958	427,991
Total realized gains (losses) on investments	(233)	153,886	980,596

Change in net unrealized appreciation or depreciation of investments	(582)	(212,134)	(93,732)

Net gains (losses) on investments	(868)	(70,590)	949,399

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(868)	$(70,590)	$949,399

(1) Commenced operations November 10, 2014. See accompanying notes.

MFS VIT Value Service Class Division	MidCap Class 1 Division	Money Market Class 1 Division	Money Market Class 2 Division (1)	Neuberger Berman AMT Large Cap Value I Class Division	Neuberger Berman AMT Small-Cap Growth S Class Division	Neuberger Berman AMT Socially Responsive I Class Division

$65,149	$2,000,205	$19	$—	$38,594	$—	$22,788

60,363	4,825,123	683,708	233	66,455	39,956	81,544
7,244	336,448	50,247	35	7,976	4,795	9,786
4,571	134,207	21,466	—	4,211	4,438	6,240
(7,029)	(3,295,573)	(755,402)	(268)	(40,048)	(49,189)	(74,782)

272,320	33,897,048	—	—	396,207	380,243	1,076,131
152,855	34,755,353	—	—	—	280,357	—
425,175	68,652,401	—	—	396,207	660,600	1,076,131

(7,797)	(22,942,508)	—	—	65,815	(569,384)	(496,844)

410,349	42,414,320	(755,402)	(268)	421,974	42,027	504,505

—	—	—	—	—	—	—

$410,349	$42,414,320	$(755,402)	$(268)	$421,974	$42,027	$504,505

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO High Yield Administrative Class Division

Investment income (loss)
Income
Dividends	$4,221	$280,007	$835,675

Expenses
Mortality and expense risks	7,683	66,834	197,871
Administrative charges	307	8,021	23,748
Separate account rider charges	14	3,727	9,701
Net investment income (loss)	(3,783)	201,425	604,355

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(298)	(10,798)	79,195
Capital gains distributions	93,683	—	—
Total realized gains (losses) on investments	93,385	(10,798)	79,195

Change in net unrealized appreciation or depreciation of investments	(27,039)	(271,826)	(431,109)

Net gains (losses) on investments	62,563	(81,199)	252,441

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$62,563	$(81,199)	$252,441

(1) Commenced operations November 10, 2014. See accompanying notes.

PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division (1)	Principal LifeTime Strategic Income Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

$659,220	$548,129	$—	$569,834	$764,659	$3,680,713	$1,581,273

377,111	217,144	167	282,198	435,959	1,983,509	908,012
45,259	26,008	25	29,366	48,407	226,881	103,191
12,070	19,284	—	14,126	13,369	147,188	67,653
224,780	285,693	(192)	244,144	266,924	1,323,135	502,417

(18,070)	389,106	1	593,959	310,635	3,935,672	2,323,775
—	2,777,041	—	—	—	3,234,566	11,158,103
(18,070)	3,166,147	1	593,959	310,635	7,170,238	13,481,878

629,305	(1,656,566)	1,298	(133,715)	607,302	(1,951,174)	(10,747,978)

836,015	1,795,274	1,107	704,388	1,184,861	6,542,199	3,236,317

—	—	—	—	—	—	—

$836,015	$1,795,274	$1,107	$704,388	$1,184,861	$6,542,199	$3,236,317

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Real Estate Securities Class 1 Division

Investment income (loss)
Income
Dividends	$283,536	$189,454	$1,290,021

Expenses
Mortality and expense risks	175,042	107,289	1,003,398
Administrative charges	20,076	12,225	73,815
Separate account rider charges	8,603	6,645	40,002
Net investment income (loss)	79,815	63,295	172,806

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	194,842	178,007	2,192,506
Capital gains distributions	950,286	743,613	—
Total realized gains (losses) on investments	1,145,128	921,620	2,192,506

Change in net unrealized appreciation or depreciation of investments	(574,127)	(587,998)	19,163,492

Net gains (losses) on investments	650,816	396,917	21,528,804

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$650,816	$396,917	$21,528,804

(1) Commenced operations November 10, 2014. See accompanying notes.

Real Estate Securities Class 2 Division (1)	Rydex Commodities Strategy Division (1)	Rydex NASDAQ 100 Division (1)	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division (1)	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division (1)

$—	$—	$—	$19,449,599	$—	$5,172,643	$—

131	13	88	9,152,642	321	2,169,071	122
19	2	13	1,027,666	47	240,028	17
—	—	—	457,946	—	129,305	—
(150)	(15)	(101)	8,811,345	(368)	2,634,239	(139)

585	(1)	—	36,719,553	1	7,981,626	(1)
—	—	—	100,364,250	—	14,699,102	—
585	(1)	—	137,083,803	1	22,680,728	(1)

1,926	(2,208)	(517)	(108,056,045)	(1,444)	(17,320,821)	(1,863)

2,361	(2,224)	(618)	37,839,103	(1,811)	7,994,146	(2,003)

—	—	—	—	—	—	—

$2,361	$(2,224)	$(618)	$37,839,103	$(1,811)	$7,994,146	$(2,003)

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division (1)	SAM Flexible Income Portfolio Class 1 Division

Investment income (loss)
Income
Dividends	$1,737,071	$—	$6,695,294

Expenses
Mortality and expense risks	1,181,179	244	2,314,725
Administrative charges	124,067	36	241,703
Separate account rider charges	96,936	—	145,106
Net investment income (loss)	334,889	(280)	3,993,760

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,308,287	—	4,814,188
Capital gains distributions	11,629,521	—	10,352,104
Total realized gains (losses) on investments	14,937,808	—	15,166,292

Change in net unrealized appreciation or depreciation of investments	(9,886,503)	(687)	(11,000,369)

Net gains (losses) on investments	5,386,194	(967)	8,159,683

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$5,386,194	$(967)	$8,159,683

(1) Commenced operations November 10, 2014. See accompanying notes.

SAM Flexible Income Portfolio Class 2 Division (1)	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division (1)	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division (1)	SmallCap Blend Class 1 Division	SmallCap Growth II Class 1 Division

$—	$938,567	$—	$2,358,328	$—	$119,026	$—

284	761,902	412	1,752,524	45	409,307	381,487
34	80,114	61	186,362	6	18,256	25,384
—	83,088	—	91,937	—	4,707	10,033
(318)	13,463	(473)	327,505	(51)	(313,244)	(416,904)

(1)	2,381,192	(3)	997,364	—	2,187,088	2,433,205
—	9,953,221	—	—	—	991,070	—
(1)	12,334,413	(3)	997,364	—	3,178,158	2,433,205

1,281	(8,132,619)	(1,140)	(890,451)	(77)	(1,699,886)	(598,320)

962	4,215,257	(1,616)	434,418	(128)	1,165,028	1,417,981

—	—	—	—	—	—	—

$962	$4,215,257	$(1,616)	$434,418	$(128)	$1,165,028	$1,417,981

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

December 31, 2014

	SmallCap Growth II Class 2 Division (1)	SmallCap Value I Class 1 Division	SmallCap Value I Class 2 Division (1)

Investment income (loss)
Income
Dividends	$—	$567,482	$—

Expenses
Mortality and expense risks	5	951,667	9
Administrative charges	1	83,558	1
Separate account rider charges	—	40,788	—
Net investment income (loss)	(6)	(508,531)	(10)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	360	4,928,938	541
Capital gains distributions	—	8,032,051	—
Total realized gains (losses) on investments	360	12,960,989	541

Change in net unrealized appreciation or depreciation of investments	(36)	(8,377,893)	199

Net gains (losses) on investments	318	4,074,565	730

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$318	$4,074,565	$730

(1) Commenced operations November 10, 2014. (2) Represented the operations of Templeton Growth Securities Class 2 Division until May 17, 2014. See accompanying notes.

T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division (1)	Templeton Growth VIP Class 2 Division (2)	Van Eck Global Hard Assets Class S Division

$—	$—	$—	$13,877	$—

151,010	314,997	62	8,825	109,796
18,123	37,804	8	—	10,985
11,195	26,826	—	—	6,181
(180,328)	(379,627)	(70)	5,052	(126,962)

994,904	2,459,600	(1)	21,912	(449,127)
—	2,172,933	—	—	—
994,904	4,632,533	(1)	21,912	(449,127)

49,729	2,222,956	(788)	(61,483)	(1,185,645)

864,305	6,475,862	(859)	(34,519)	(1,761,734)

—	—	—	—	—

$864,305	$6,475,862	$(859)	$(34,519)	$(1,761,734)

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2014 and 2013, except as noted

	AllianceBernstein Small Cap Growth Class A Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(82,853)	$(74,085)
Total realized gains (losses) on investments	711,933	939,697
Change in net unrealized appreciation or depreciation of investments	(834,462)	953,491
Net gains (losses) from investments	(205,382)	1,819,103

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(205,382)	1,819,103

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	883,376	1,367,497
Administration charges	(575)	(697)
Contingent sales charges	(5,340)	(4,681)
Contract terminations	(515,559)	(329,539)
Death benefit payments	(32,960)	—
Flexible withdrawal option payments	(16,721)	(19,931)
Transfers to other contracts	(1,345,012)	(796,987)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,032,791)	215,662
Total increase (decrease)	(1,238,173)	2,034,765

Net assets at beginning of period	6,182,753	4,147,988
Net assets at end of period	$4,944,580	$6,182,753

(1) Commenced operations May 20, 2013. (2) Commenced operations April 24, 2014. See accompanying notes.

AllianceBernstein Small/Mid Cap Value Class A Division (1)		American Century VP Capital Appreciation Class I Division (2)	American Century VP Income & Growth Class I Division

2014	2013	2014	2014	2013

$(12,463)	$(2,783)	$(27,698)	$119,178	$139,876
255,333	10,666	21,929	811,414	566,865
(103,979)	65,455	250,033	588,288	3,377,547
138,891	73,338	244,264	1,518,880	4,084,288

—	—	—	—	—

138,891	73,338	244,264	1,518,880	4,084,288

1,756,451	1,018,060	3,015,252	624,667	2,135,473
(60)	—	(1,154)	(1,891)	(1,855)
(375)	(4)	(2,204)	(2,062)	(3,559)
(76,395)	(887)	(212,790)	(1,528,791)	(1,879,657)
(10,551)	—	(18,522)	(111,850)	(74,554)
(13,164)	(1,324)	(13,909)	(164,308)	(181,392)
(549,664)	(13,851)	(407,430)	(884,451)	(1,838,559)
—	—	—	—	—
1,106,242	1,001,994	2,359,243	(2,068,686)	(1,844,103)
1,245,133	1,075,332	2,603,507	(549,806)	2,240,185

1,075,332	—	—	14,985,421	12,745,236
$2,320,465	$1,075,332	$2,603,507	$14,435,615	$14,985,421

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	American Century VP Inflation Protection Class II Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(161,357)	$155,755
Total realized gains (losses) on investments	2,311,462	4,336,669
Change in net unrealized appreciation or depreciation of investments	(569,158)	(12,950,643)
Net gains (losses) from investments	1,580,947	(8,458,219)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,580,947	(8,458,219)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	13,312,143	25,339,967
Administration charges	(368,840)	(438,184)
Contingent sales charges	(83,724)	(90,331)
Contract terminations	(8,083,732)	(6,359,227)
Death benefit payments	(456,869)	(303,050)
Flexible withdrawal option payments	(2,013,619)	(2,108,167)
Transfers to other contracts	(17,534,228)	(17,902,858)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(15,228,869)	(1,861,850)
Total increase (decrease)	(13,647,922)	(10,320,069)

Net assets at beginning of period	78,840,003	89,160,072
Net assets at end of period	$65,192,081	$78,840,003

See accompanying notes.

American Century VP MidCap Value Class II Division		American Century VP Ultra Class I Division		American Century VP Ultra Class II Division

2014	2013	2014	2013	2014	2013

$(18,591)	$(9,838)	$(34,855)	$(28,477)	$(620,307)	$(575,059)
502,545	230,648	330,844	296,679	5,452,590	4,590,171
122,659	548,170	5,663	900,103	(1,063,112)	12,826,675
606,613	768,980	301,652	1,168,305	3,769,171	16,841,787

—	—	—	—	—	—

606,613	768,980	301,652	1,168,305	3,769,171	16,841,787

2,495,268	2,001,893	213,536	511,488	6,983,627	5,026,808
(517)	(321)	(846)	(607)	(283,549)	(347,785)
(3,227)	(3,785)	(700)	(1,007)	(65,566)	(64,968)
(446,735)	(450,282)	(567,666)	(513,202)	(6,330,547)	(4,573,711)
(92,761)	(5,577)	(18,560)	(34,953)	(281,760)	(167,401)
(27,075)	(19,048)	(54,106)	(61,911)	(1,480,963)	(1,501,761)
(1,016,734)	(1,069,551)	(276,896)	(684,119)	(11,843,761)	(16,186,129)
—	—	—	—	—	—
908,219	453,329	(705,238)	(784,311)	(13,302,519)	(17,814,947)
1,514,832	1,222,309	(403,586)	383,994	(9,533,348)	(973,160)

3,814,515	2,592,206	4,099,519	3,715,525	54,398,488	55,371,648
$5,329,347	$3,814,515	$3,695,933	$4,099,519	$44,865,140	$54,398,488

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	American Century VP Value Class II Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$16,472	$34,980
Total realized gains (losses) on investments	703,639	109,311
Change in net unrealized appreciation or depreciation of investments	1,330,760	4,970,892
Net gains (losses) from investments	2,050,871	5,115,183

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,050,871	5,115,183

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,607,095	2,765,007
Administration charges	(3,393)	(3,991)
Contingent sales charges	(3,965)	(6,457)
Contract terminations	(3,215,888)	(3,291,486)
Death benefit payments	(93,993)	(133,904)
Flexible withdrawal option payments	(216,110)	(215,425)
Transfers to other contracts	(1,627,230)	(3,389,138)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,553,484)	(4,275,394)
Total increase (decrease)	(1,502,613)	839,789

Net assets at beginning of period	19,713,172	18,873,383
Net assets at end of period	$18,210,559	$19,713,172

(1) Commenced operations November 10, 2014. (2) Commenced operations May 17, 2014. See accompanying notes.

American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division (1)	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division (2)	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division (1)

2014	2014	2014

$522	$(410)	$(1)
(235)	416	—
(891)	(372)	25
(604)	(366)	24

—	—	—

(604)	(366)	24

104,128	113,699	7,841
(3)	—	—
—	(5)	—
—	(3,834)	—
—	—	—
—	—	—
—	(13,516)	—
—	—	—
104,125	96,344	7,841
103,521	95,978	7,865

—	—	—
$103,521	$95,978	$7,865

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

American Funds Insurance Series High-Income Bond Class 2 Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$10,057
Total realized gains (losses) on investments	(2,174)
Change in net unrealized appreciation or depreciation of investments	(15,338)
Net gains (losses) from investments	(7,455)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(7,455)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	318,020
Administration charges	(1)
Contingent sales charges	(74)
Contract terminations	(60,154)
Death benefit payments	—
Flexible withdrawal option payments	(1,200)
Transfers to other contracts	(38,138)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	218,453
Total increase (decrease)	210,998

Net assets at beginning of period	—
Net assets at end of period	$210,998

(1) Commenced operations May 17, 2014. (1) Commenced operations November 10, 2014. See accompanying notes.

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division (2)	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division (2)	American Funds Insurance Series Managed Risk International Fund Class P2 Division (2)

2014	2014	2014

$—	$(7)	$(4)
—	—	—
—	(113)	(100)
—	(120)	(104)

—	—	—

—	(120)	(104)

—	30,019	18,000
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	30,019	18,000
—	29,899	17,896

—	—	—
$—	$29,899	$17,896

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

American Funds Insurance Series New World Fund Class 2 Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$607
Total realized gains (losses) on investments	3,731
Change in net unrealized appreciation or depreciation of investments	(22,384)
Net gains (losses) from investments	(18,046)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(18,046)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	176,734
Administration charges	—
Contingent sales charges	(4)
Contract terminations	(3,547)
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	(2,780)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	170,403
Total increase (decrease)	152,357

Net assets at beginning of period	—
Net assets at end of period	$152,357

(1) Commenced operations May 17, 2014. (2) Commenced operations November 10, 2014. See accompanying notes.

American Funds Insurance Series New World Fund Class 4 Division (2)	Balanced Class 1 Division		Bond & Mortgage Securities Class 1 Division

2014	2014	2013	2014	2013

$346	$178,893	$204,517	$3,310,500	$4,196,792
(632)	1,285,488	840,371	(697,163)	(797,542)
(437)	1,105,685	4,978,572	4,749,114	(8,309,052)
(723)	2,570,066	6,023,460	7,362,451	(4,909,802)

—	—	—	—	—

(723)	2,570,066	6,023,460	7,362,451	(4,909,802)

52,693	1,615,675	2,864,886	27,844,763	39,895,677
(4)	(13,308)	(13,980)	(453,229)	(529,368)
—	(3,904)	(8,253)	(135,527)	(157,531)
—	(3,825,292)	(5,024,275)	(23,038,674)	(25,488,711)
—	(328,687)	(709,236)	(975,504)	(1,190,731)
—	(621,682)	(625,647)	(4,266,564)	(4,632,691)
—	(945,275)	(1,867,013)	(27,083,716)	(37,560,967)
—	—	—	—	—
52,689	(4,122,473)	(5,383,518)	(28,108,451)	(29,664,322)
51,966	(1,552,407)	639,942	(20,746,000)	(34,574,124)

—	36,506,670	35,866,728	201,686,143	236,260,267
$51,966	$34,954,263	$36,506,670	$180,940,143	$201,686,143

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

Calvert EAFE International Index Class F Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$116
Total realized gains (losses) on investments	(1)
Change in net unrealized appreciation or depreciation of investments	(284)
Net gains (losses) from investments	(169)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(169)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	5,650
Administration charges	(1)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	5,649
Total increase (decrease)	5,480

Net assets at beginning of period	—
Net assets at end of period	$5,480

(1) Commenced operations November 10, 2014. (2) Commenced operations May 20, 2013. See accompanying notes.

Calvert Russell 2000 Small Cap Index Class F Division (1)	Calvert S&P MidCap 400 Index Class F Division (1)	Delaware Small Cap Value Service Class Division (2)

2014	2014	2014	2013

$51	$178	$(6,946)	$(942)
2,374	2,812	50,553	129
(2,142)	(2,823)	(24,718)	18,467
283	167	18,889	17,654

—	—	—	—

283	167	18,889	17,654

21,184	35,556	805,377	254,157
(1)	(3)	(7)	—
—	—	(415)	(11)
—	—	(44,694)	(763)
—	—	(686)	—
—	—	(2,147)	(94)
—	—	(292,798)	(8,878)
—	—	—	—
21,183	35,553	464,630	244,411
21,466	35,720	483,519	262,065

—	—	262,065	—
$21,466	$35,720	$745,584	$262,065

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Diversified Balanced Class 2 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(5,103,248)	$(7,452,555)
Total realized gains (losses) on investments	17,226,049	13,272,702
Change in net unrealized appreciation or depreciation of investments	41,256,299	71,783,424
Net gains (losses) from investments	53,379,100	77,603,571

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	53,379,100	77,603,571

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	204,475,928	271,823,146
Administration charges	(8,816,823)	(6,857,010)
Contingent sales charges	(321,133)	(225,064)
Contract terminations	(29,923,921)	(15,802,606)
Death benefit payments	(4,446,014)	(1,817,652)
Flexible withdrawal option payments	(11,235,966)	(7,121,027)
Transfers to other contracts	(48,479,767)	(42,819,384)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	101,252,304	197,180,403
Total increase (decrease)	154,631,404	274,783,974

Net assets at beginning of period	856,503,597	581,719,623
Net assets at end of period	$1,011,135,001	$856,503,597

(1) Commenced operations December 2, 2013. See accompanying notes.

Diversified Balanced Managed Volatility Class 2 Division (1)		Diversified Growth Class 2 Division		Diversified Growth Managed Volatility Class 2 Division (1)

2014	2013	2014	2013	2014	2013

$(571,146)	$(442)	$(11,978,249)	$(15,136,825)	$(1,091,587)	$(1,624)
69,141	2	40,149,285	17,790,727	166,250	1,546
2,805,987	7,207	129,051,299	248,211,765	5,573,416	46,239
2,303,982	6,767	157,222,335	250,865,667	4,648,079	46,161

—	—	—	—	—	—

2,303,982	6,767	157,222,335	250,865,667	4,648,079	46,161

85,991,855	870,582	707,153,835	835,748,039	151,901,026	3,935,060
(432,397)	(461)	(24,520,132)	(15,808,785)	(842,149)	(2,022)
(3,771)	—	(663,488)	(503,201)	(11,131)	—
(364,095)	—	(61,042,314)	(35,377,246)	(1,020,805)	—
(83,506)	—	(7,369,365)	(3,080,922)	—	—
(426,709)	—	(23,673,228)	(10,994,748)	(597,960)	—
(3,317,816)	(15)	(67,768,174)	(37,206,902)	(6,430,729)	(249)
—	—	—	—	—	—
81,363,561	870,106	522,117,134	732,776,235	142,998,252	3,932,789
83,667,543	876,873	679,339,469	983,641,902	147,646,331	3,978,950

876,873	—	2,202,298,019	1,218,656,117	3,978,950	—
$84,544,416	$876,873	$2,881,637,488	$2,202,298,019	$151,625,281	$3,978,950

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Diversified Income Class 2 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,183,394)	$(1,028,146)
Total realized gains (losses) on investments	2,826,894	930,170
Change in net unrealized appreciation or depreciation of investments	5,516,168	5,186,608
Net gains (losses) from investments	7,159,668	5,088,632

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	7,159,668	5,088,632

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	88,489,565	81,818,875
Administration charges	(1,327,401)	(773,702)
Contingent sales charges	(66,865)	(48,957)
Contract terminations	(5,030,610)	(3,446,527)
Death benefit payments	(307,790)	(24,240)
Flexible withdrawal option payments	(1,893,484)	(835,855)
Transfers to other contracts	(30,584,567)	(24,488,064)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	49,278,848	52,201,530
Total increase (decrease)	56,438,516	57,290,162

Net assets at beginning of period	112,080,682	54,790,520
Net assets at end of period	$168,519,198	$112,080,682

(1) Commenced operations November 10, 2014. See accompanying notes.

Diversified International Class 1 Division		Diversified International Class 2 Division (1)	Dreyfus Investment Portfolio Technology Growth Service Shares Division

2014	2013	2014	2014	2013

$1,403,412	$2,740,914	$(10)	$(74,402)	$(53,308)
2,123,040	(3,372,412)	—	601,919	167,341
(10,768,603)	29,465,643	(233)	(337,264)	901,028
(7,242,151)	28,834,145	(243)	190,253	1,015,061

—	—	—	—	—

(7,242,151)	28,834,145	(243)	190,253	1,015,061

18,781,531	16,841,519	26,250	2,026,813	1,364,853
(131,204)	(152,518)	(1)	(458)	(294)
(78,131)	(108,428)	—	(3,956)	(3,814)
(21,015,046)	(22,904,761)	—	(381,970)	(268,507)
(934,159)	(724,731)	—	(35,378)	—
(1,745,516)	(1,814,928)	—	(33,686)	(31,369)
(16,641,375)	(19,304,059)	—	(1,326,074)	(770,783)
—	—	—	—	—
(21,763,900)	(28,167,906)	26,249	245,291	290,086
(29,006,051)	666,239	26,006	435,544	1,305,147

183,014,987	182,348,748	—	4,605,048	3,299,901
$154,008,936	$183,014,987	$26,006	$5,040,592	$4,605,048

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

DWS Alternative Asset Allocation Class B Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—
Total realized gains (losses) on investments	—
Change in net unrealized appreciation or depreciation of investments	—
Net gains (losses) from investments	—

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	—

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	—
Administration charges	—
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	—
Total increase (decrease)	—

Net assets at beginning of period	—
Net assets at end of period	$—

(1) Commenced operations November 10, 2014. (2) Commenced operations May 20, 2013. See accompanying notes.

DWS Equity 500 Index Class B2 Division (1)	DWS Small Mid Cap Value Class B Division (2)		Equity Income Class 1 Division

2014	2014	2013	2014	2013

$(38)	$(4,637)	$(578)	$2,471,246	$4,900,116
—	6,238	(5)	21,436,943	5,435,449
776	18,717	13,077	5,170,721	56,391,519
738	20,318	12,494	29,078,910	66,727,084

—	—	—	—	—

738	20,318	12,494	29,078,910	66,727,084

58,505	469,603	147,241	31,779,340	34,160,205
(4)	—	—	(998,503)	(1,205,871)
—	(145)	—	(262,012)	(259,977)
—	(13,984)	—	(32,445,348)	(25,890,673)
—	—	—	(1,887,061)	(1,497,481)
—	(535)	—	(6,229,853)	(6,334,731)
—	(6,630)	(13,314)	(53,668,427)	(55,096,787)
—	—	—	—	—
58,501	448,309	133,927	(63,711,864)	(56,125,315)
59,239	468,627	146,421	(34,632,954)	10,601,769

—	146,421	—	293,599,834	282,998,065
$59,239	$615,048	$146,421	$258,966,880	$293,599,834

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

Equity Income Class 2 Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(56)
Total realized gains (losses) on investments	—
Change in net unrealized appreciation or depreciation of investments	1,334
Net gains (losses) from investments	1,278

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	1,278

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	79,875
Administration charges	(8)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	79,867
Total increase (decrease)	81,145

Net assets at beginning of period	—
Net assets at end of period	$81,145

(1) Commenced operations November 10, 2014. See accompanying notes.

Fidelity VIP Contrafund Service Class Division		Fidelity VIP Contrafund Service Class 2 Division		Fidelity VIP Equity-Income Service Class 2 Division

2014	2013	2014	2013	2014	2013

$(236,480)	$(175,397)	$(417,871)	$(323,190)	$457,675	$330,337
3,370,695	1,496,741	2,687,837	535,422	872,820	2,460,377
1,670,519	11,345,847	2,939,300	13,331,309	1,250,674	6,221,646
4,804,734	12,667,191	5,209,266	13,543,541	2,581,169	9,012,360

—	—	—	—	—	—

4,804,734	12,667,191	5,209,266	13,543,541	2,581,169	9,012,360

2,487,812	3,900,598	9,210,767	6,028,034	3,512,477	5,669,130
(10,159)	(10,810)	(128,019)	(145,409)	(6,690)	(7,870)
(7,420)	(14,910)	(48,448)	(49,561)	(17,558)	(26,544)
(6,018,328)	(7,600,179)	(4,677,758)	(3,489,034)	(4,752,614)	(6,216,860)
(210,974)	(194,550)	(554,403)	(65,325)	(210,028)	(169,676)
(537,444)	(527,386)	(768,536)	(782,597)	(397,723)	(407,039)
(3,444,101)	(4,327,259)	(8,941,072)	(8,374,845)	(2,873,880)	(5,098,409)
—	—	—	—	—	—
(7,740,614)	(8,774,496)	(5,907,469)	(6,878,737)	(4,746,016)	(6,257,268)
(2,935,880)	3,892,695	(698,203)	6,664,804	(2,164,847)	2,755,092

51,075,598	47,182,903	55,839,729	49,174,925	39,708,357	36,953,265
$48,139,718	$51,075,598	$55,141,526	$55,839,729	$37,543,510	$39,708,357

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Fidelity VIP Growth Service Class Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(194,960)	$(169,084)
Total realized gains (losses) on investments	1,066,857	457,357
Change in net unrealized appreciation or depreciation of investments	627,231	4,285,177
Net gains (losses) from investments	1,499,128	4,573,450

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,499,128	4,573,450

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	754,685	1,182,465
Administration charges	(4,015)	(3,137)
Contingent sales charges	(2,434)	(4,095)
Contract terminations	(1,973,920)	(2,087,351)
Death benefit payments	(269,572)	(123,544)
Flexible withdrawal option payments	(152,175)	(146,602)
Transfers to other contracts	(1,304,407)	(1,301,322)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(2,951,838)	(2,483,586)
Total increase (decrease)	(1,452,710)	2,089,864

Net assets at beginning of period	16,637,391	14,547,527
Net assets at end of period	$15,184,681	$16,637,391

(1) Commenced operations May 17, 2014. See accompanying notes.

Fidelity VIP Growth Service Class 2 Division		Fidelity VIP Mid Cap Service Class Division (1)	Fidelity VIP Mid Cap Service Class 2 Division

2014	2013	2014	2014	2013

$(136,449)	$(108,034)	$(167)	$(242,325)	$(141,028)
653,557	307,658	541	921,737	2,206,907
258,174	1,986,013	803	71,824	1,625,887
775,282	2,185,637	1,177	751,236	3,691,766

—	—	—	—	—

775,282	2,185,637	1,177	751,236	3,691,766

3,479,922	1,182,478	70,000	5,110,604	3,437,254
(1,314)	(1,216)	—	(1,449)	(1,425)
(11,418)	(10,047)	—	(16,516)	(11,827)
(1,102,425)	(707,295)	—	(1,594,709)	(832,639)
(3,814)	(28,359)	—	(20,631)	(7,359)
(36,420)	(27,687)	—	(102,057)	(85,440)
(2,004,111)	(913,419)	—	(1,494,401)	(1,721,737)
—	—	—	—	—
320,420	(505,545)	70,000	1,880,841	776,827
1,095,702	1,680,092	71,177	2,632,077	4,468,593

8,345,883	6,665,791	—	15,323,458	10,854,865
$9,441,585	$8,345,883	$71,177	$17,955,535	$15,323,458

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Fidelity VIP Overseas Service Class 2 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(191,950)	$(162,246)
Total realized gains (losses) on investments	(196,348)	(1,000,217)
Change in net unrealized appreciation or depreciation of investments	(3,762,189)	12,489,974
Net gains (losses) from investments	(4,150,487)	11,327,511

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(4,150,487)	11,327,511

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	10,194,179	4,762,307
Administration charges	(160,352)	(195,191)
Contingent sales charges	(49,635)	(50,954)
Contract terminations	(4,792,388)	(3,587,130)
Death benefit payments	(181,974)	(185,766)
Flexible withdrawal option payments	(845,535)	(841,138)
Transfers to other contracts	(8,034,475)	(9,527,285)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,870,180)	(9,625,157)
Total increase (decrease)	(8,020,667)	1,702,354

Net assets at beginning of period	45,762,035	44,059,681
Net assets at end of period	$37,741,368	$45,762,035

(1) Commenced operations November 10, 2014. (2) Represented the operations of Franklin Small Cap Value Securities Class 2 Division May 17, 2014. See accompanying notes.

Franklin Global Real Estate VIP Class 2 Division (1)	Franklin Rising Dividends VIP Class 4 Division (1)	Franklin Small Cap Value VIP Class 2 Division (2)

2014	2014	2014	2013

$(23)	$(46)	$(29,743)	$(4,820)
—	502	529,980	239,390
69	595	(547,683)	515,433
46	1,051	(47,446)	750,003

—	—	—	—

46	1,051	(47,446)	750,003

41,465	70,331	1,346,893	2,014,923
(1)	(2)	(183)	(226)
—	—	(2,891)	(1,820)
—	—	(328,142)	(128,714)
—	—	(23,159)	—
—	—	(8,950)	(4,916)
—	—	(853,228)	(1,125,032)
—	—	—	—
41,464	70,329	130,340	754,215
41,510	71,380	82,894	1,504,218

—	—	3,494,447	1,990,229
$41,510	$71,380	$3,577,341	$3,494,447

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(94,635)	$(108,492)
Total realized gains (losses) on investments	3,778,415	1,786,824
Change in net unrealized appreciation or depreciation of investments	(1,635,687)	2,866,707
Net gains (losses) from investments	2,048,093	4,545,039

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,048,093	4,545,039

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	5,232,222	2,340,951
Administration charges	(1,732)	(1,727)
Contingent sales charges	(22,162)	(22,397)
Contract terminations	(2,147,707)	(1,577,057)
Death benefit payments	(60,524)	(55,533)
Flexible withdrawal option payments	(122,263)	(121,185)
Transfers to other contracts	(4,398,344)	(2,810,600)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,520,510)	(2,247,548)
Total increase (decrease)	527,583	2,297,491

Net assets at beginning of period	18,015,044	15,717,553
Net assets at end of period	$18,542,627	$18,015,044

(1) Commenced operations November 10, 2014. (2) Represented the operations of Goldman Sachs VIT Structured Small Cap Equity Service Class I Division until May 17, 2014. See accompanying notes.

Goldman Sachs VIT Mid Cap Value Service Shares Division (1)	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division (2)		Goldman Sachs VIT Small Cap Equity Insights Service Shares Division (1)

2014	2014	2013	2014

$64	$(49,658)	$(30,338)	$21
363	1,388,802	1,376,492	733
7	(984,276)	545,201	(554)
434	354,868	1,891,355	200

—	—	—	—

434	354,868	1,891,355	200

17,029	1,391,718	1,098,323	4,978
(1)	(220)	(151)	—
—	(5,518)	(8,533)	—
—	(532,771)	(600,708)	—
—	(132,235)	(11,729)	—
—	(46,428)	(44,986)	—
—	(1,215,324)	(1,027,668)	—
—	—	—	—
17,028	(540,778)	(595,452)	4,978
17,462	(185,910)	1,295,903	5,178

—	7,163,725	5,867,822	—
$17,462	$6,977,815	$7,163,725	$5,178

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Government & High Quality Bond Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,598,886	$4,471,980
Total realized gains (losses) on investments	(203,842)	304,154
Change in net unrealized appreciation or depreciation of investments	2,078,450	(9,029,643)
Net gains (losses) from investments	5,473,494	(4,253,509)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	5,473,494	(4,253,509)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	18,915,882	27,222,387
Administration charges	(222,428)	(254,016)
Contingent sales charges	(72,910)	(91,407)
Contract terminations	(18,735,952)	(20,550,032)
Death benefit payments	(1,334,777)	(1,338,626)
Flexible withdrawal option payments	(3,288,604)	(3,905,842)
Transfers to other contracts	(19,320,034)	(33,050,827)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(24,058,823)	(31,968,363)
Total increase (decrease)	(18,585,329)	(36,221,872)

Net assets at beginning of period	159,943,979	196,165,851
Net assets at end of period	$141,358,650	$159,943,979

(1) Commenced operations November 10, 2014. See accompanying notes.

Government & High Quality Bond Class 2 Division (1)	Guggenheim Floating Rate Strategies Series F Division (1)	Guggenheim Global Management Futures Strategy Division (1)

2014	2014	2014

$(14)	$(14)	$(6)
(12)	—	—
18	(75)	337
(8)	(89)	331

—	—	—

(8)	(89)	331

19,934	12,997	21,000
(2)	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
19,932	12,997	21,000
19,924	12,908	21,331

—	—	—
$19,924	$12,908	$21,331

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

Guggenheim Long Short Equity Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(15)
Total realized gains (losses) on investments	—
Change in net unrealized appreciation or depreciation of investments	—
Net gains (losses) from investments	(15)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(15)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	42,874
Administration charges	—
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	42,874
Total increase (decrease)	42,859

Net assets at beginning of period	—
Net assets at end of period	$42,859

(1) Commenced operations November 10, 2014. See accompanying notes.

Guggenheim Investments Multi-Hedge Strategies Division (1)	Guggenheim Macro Opportunities Series M Division (1)	International Emerging Markets Class 1 Division

2014	2014	2014	2013

$(6)	$(1)	$(353,629)	$773,585
—	(6)	(1,258,213)	(786,418)
115	—	(1,840,421)	(4,916,429)
109	(7)	(3,452,263)	(4,929,262)

—	—	—	—

109	(7)	(3,452,263)	(4,929,262)

7,761	7	12,499,886	16,654,206
(1)	—	(9,693)	(11,881)
—	—	(45,835)	(62,021)
—	—	(8,523,548)	(9,994,501)
—	—	(344,250)	(241,483)
—	—	(478,249)	(505,137)
—	—	(10,379,824)	(12,234,290)
—	—	—	—
7,760	7	(7,281,513)	(6,395,107)
7,869	—	(10,733,776)	(11,324,369)

—	—	74,988,427	86,312,796
$7,869	$—	$64,254,651	$74,988,427

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Invesco American Franchise Series I Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(59,847)	$(39,680)
Total realized gains (losses) on investments	290,027	114,082
Change in net unrealized appreciation or depreciation of investments	76,495	1,455,481
Net gains (losses) from investments	306,675	1,529,883

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	306,675	1,529,883

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	221,988	299,690
Administration charges	(1,074)	(1,069)
Contingent sales charges	(627)	(1,233)
Contract terminations	(508,232)	(628,479)
Death benefit payments	(42,280)	(55,717)
Flexible withdrawal option payments	(51,427)	(49,643)
Transfers to other contracts	(478,140)	(365,709)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(859,792)	(802,160)
Total increase (decrease)	(553,117)	727,723

Net assets at beginning of period	5,160,121	4,432,398
Net assets at end of period	$4,607,004	$5,160,121

(1) Commenced operations November 10, 2014. See accompanying notes.

Invesco Balanced-Risk Allocation Series II Division (1)	Invesco Core Equity Series I Division		Invesco Global Health Care Series I Division

2014	2014	2013	2014	2013

$—	$(105,817)	$14,885	$(135,465)	$(55,346)
—	1,614,298	1,222,944	1,529,755	803,614
—	(7,629)	4,405,622	294,532	2,224,613
—	1,500,852	5,643,451	1,688,822	2,972,881

—	—	—	—	—

—	1,500,852	5,643,451	1,688,822	2,972,881

—	1,230,692	969,204	1,709,369	3,331,626
—	(4,519)	(5,476)	(2,385)	(2,339)
—	(3,310)	(6,088)	(1,358)	(2,482)
—	(2,685,101)	(3,103,624)	(1,101,342)	(1,265,387)
—	(245,338)	(163,999)	(48,851)	(55,203)
—	(313,019)	(322,660)	(149,142)	(132,761)
—	(1,606,399)	(1,651,257)	(1,656,924)	(1,914,008)
—	—	—	—	—
—	(3,626,994)	(4,283,900)	(1,250,633)	(40,554)
—	(2,126,142)	1,359,551	438,189	2,932,327

—	23,622,775	22,263,224	10,479,072	7,546,745
$—	$21,496,633	$23,622,775	$10,917,261	$10,479,072

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

Invesco Global Health Care Series II Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(46)
Total realized gains (losses) on investments	237
Change in net unrealized appreciation or depreciation of investments	(397)
Net gains (losses) from investments	(206)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(206)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	71,609
Administration charges	(3)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	71,606
Total increase (decrease)	71,400

Net assets at beginning of period	—
Net assets at end of period	$71,400

(1) Commenced operations November 10, 2014. See accompanying notes.

Invesco International Growth Series I Division		Invesco International Growth Series II Division (1)	Invesco Mid Cap Growth Series I Division

2014	2013	2014	2014	2013

$23,783	$(964)	$(24)	$(21,473)	$(14,072)
337,819	163,042	(220)	375,481	(120,251)
(512,905)	1,131,331	(76)	(250,833)	589,044
(151,303)	1,293,409	(320)	103,175	454,721

—	—	—	—	—

(151,303)	1,293,409	(320)	103,175	454,721

3,896,646	2,695,801	32,552	235,114	372,542
(23,486)	(24,600)	(2)	(252)	(330)
(7,339)	(4,706)	—	(239)	(837)
(708,622)	(331,272)	—	(193,773)	(426,668)
(48,573)	(19,991)	—	(12,755)	(2,398)
(60,613)	(55,607)	—	(17,669)	(14,499)
(1,324,604)	(1,698,586)	—	(231,937)	(299,762)
—	—	—	—	—
1,723,409	561,039	32,550	(221,511)	(371,952)
1,572,106	1,854,448	32,230	(118,336)	82,769

8,853,384	6,998,936	—	1,672,057	1,589,288
$10,425,490	$8,853,384	$32,230	$1,553,721	$1,672,057

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Invesco Small Cap Equity Series I Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(137,584)	$(130,668)
Total realized gains (losses) on investments	1,642,728	982,539
Change in net unrealized appreciation or depreciation of investments	(1,438,151)	2,058,859
Net gains (losses) from investments	66,993	2,910,730

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	66,993	2,910,730

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,691,034	2,023,949
Administration charges	(10,869)	(11,817)
Contingent sales charges	(5,584)	(6,105)
Contract terminations	(925,774)	(974,488)
Death benefit payments	(60,353)	(20,190)
Flexible withdrawal option payments	(91,960)	(93,222)
Transfers to other contracts	(1,958,863)	(1,707,831)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,362,369)	(789,704)
Total increase (decrease)	(1,295,376)	2,121,026

Net assets at beginning of period	10,622,696	8,501,670
Net assets at end of period	$9,327,320	$10,622,696

See accompanying notes.

Invesco Technology Series I Division		Invesco Value Opportunities Series I Division		Janus Aspen Enterprise Service Shares Division

2014	2013	2014	2013	2014	2013

$(47,568)	$(42,645)	$(7,116)	$2,014	$(118,714)	$(87,817)
540,002	654,013	357,914	335,007	1,502,811	1,023,234
(177,191)	82,670	(76,879)	1,099,438	(428,379)	1,599,808
315,243	694,038	273,919	1,436,459	955,718	2,535,225

—	—	—	—	—	—

315,243	694,038	273,919	1,436,459	955,718	2,535,225

816,865	679,213	636,415	931,326	312,129	1,097,137
(352)	(354)	(19,404)	(20,514)	(2,494)	(2,697)
(318)	(838)	(2,892)	(4,315)	(1,169)	(3,029)
(258,213)	(427,236)	(279,217)	(303,766)	(948,308)	(1,544,086)
(3,379)	(2,639)	(20,338)	(7,806)	(21,439)	(51,440)
(41,124)	(27,379)	(63,939)	(63,298)	(54,608)	(58,803)
(481,811)	(839,748)	(842,922)	(884,264)	(667,269)	(1,125,140)
—	—	—	—	—	—
31,668	(618,981)	(592,297)	(352,637)	(1,383,158)	(1,688,058)
346,911	75,057	(318,378)	1,083,822	(427,440)	847,167

3,425,535	3,350,478	5,665,937	4,582,115	9,930,569	9,083,402
$3,772,446	$3,425,535	$5,347,559	$5,665,937	$9,503,129	$9,930,569

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

Janus Aspen Flexible Bond Service Shares Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$316
Total realized gains (losses) on investments	(260)
Change in net unrealized appreciation or depreciation of investments	(77)
Net gains (losses) from investments	(21)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(21)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	72,683
Administration charges	(4)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	72,679
Total increase (decrease)	72,658

Net assets at beginning of period	—
Net assets at end of period	$72,658

(1) Commenced operations November 10, 2014. See accompanying notes.

LargeCap Blend II Class 1 Division		LargeCap Blend II Class 2 Division (1)	LargeCap Growth Class 1 Division

2014	2013	2014	2014	2013

$(248,147)	$9,129	$—	$(398,873)	$101,618
2,749,207	(1,917,902)	—	4,042,057	3,119,062
9,029,903	37,257,959	—	1,327,791	11,305,021
11,530,963	35,349,186	—	4,970,975	14,525,701

—	—	—	—	—

11,530,963	35,349,186	—	4,970,975	14,525,701

12,209,412	10,616,163	—	6,099,882	5,967,596
(361,951)	(436,445)	—	(40,340)	(41,114)
(108,967)	(114,829)	—	(20,968)	(21,715)
(15,565,521)	(13,896,972)	—	(8,451,196)	(8,453,832)
(746,766)	(515,086)	—	(526,612)	(351,611)
(2,493,690)	(2,543,032)	—	(666,129)	(663,757)
(21,474,149)	(25,390,625)	—	(3,418,017)	(3,452,788)
—	—	—	—	—
(28,541,632)	(32,280,826)	—	(7,023,380)	(7,017,221)
(17,010,669)	3,068,360	—	(2,052,405)	7,508,480

135,701,373	132,633,013	—	55,521,900	48,013,420
$118,690,704	$135,701,373	$—	$53,469,495	$55,521,900

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

LargeCap Growth Class 2 Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(8)
Total realized gains (losses) on investments	(46)
Change in net unrealized appreciation or depreciation of investments	(73)
Net gains (losses) from investments	(127)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(127)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	6,102
Administration charges	(1)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	6,101
Total increase (decrease)	5,974

Net assets at beginning of period	—
Net assets at end of period	$5,974

(1) Commenced operations November 10, 2014. See accompanying notes.

LargeCap Growth I Class 1 Division		LargeCap S&P 500 Index Class 1 Division		LargeCap Value Class 1 Division

2014	2013	2014	2013	2014	2013

$(1,315,545)	$(958,234)	$(87,857)	$(69,089)	$881,390	$1,185,391
27,667,480	9,638,907	8,026,434	4,518,457	16,211,853	1,162,324
(18,840,451)	22,384,228	3,249,988	20,455,869	(8,506,475)	20,967,543
7,511,484	31,064,901	11,188,565	24,905,237	8,586,768	23,315,258

—	—	—	—	—	—

7,511,484	31,064,901	11,188,565	24,905,237	8,586,768	23,315,258

7,206,865	8,351,296	12,948,268	12,730,081	7,323,348	8,208,233
(34,261)	(36,084)	(78,673)	(84,151)	(80,393)	(87,281)
(25,671)	(37,032)	(41,253)	(50,840)	(24,385)	(31,891)
(10,905,256)	(12,445,589)	(11,230,074)	(10,199,220)	(10,408,631)	(10,078,969)
(584,928)	(621,243)	(309,060)	(409,167)	(985,462)	(777,249)
(1,036,617)	(975,229)	(1,338,106)	(1,291,000)	(1,314,265)	(1,257,940)
(7,423,740)	(7,967,738)	(9,965,557)	(10,239,324)	(7,136,991)	(8,094,644)
—	—	—	—	—	—
(12,803,608)	(13,731,619)	(10,014,455)	(9,543,621)	(12,626,779)	(12,119,741)
(5,292,124)	17,333,282	1,174,110	15,361,616	(4,040,011)	11,195,517

114,517,790	97,184,508	101,189,377	85,827,761	95,525,368	84,329,851
$109,225,666	$114,517,790	$102,363,487	$101,189,377	$91,485,357	$95,525,368

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

MFS VIT International Value Service Class Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(53)
Total realized gains (losses) on investments	(233)
Change in net unrealized appreciation or depreciation of investments	(582)
Net gains (losses) from investments	(868)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(868)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	61,956
Administration charges	(4)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	61,952
Total increase (decrease)	61,084

Net assets at beginning of period	—
Net assets at end of period	$61,084

(1) Commenced operations November 10, 2014. (2) Commenced operations May 20, 2013. See accompanying notes.

MFS VIT New Discovery Service Class Division (2)		MFS VIT Utilities Service Class Division		MFS VIT Value Service Class Division

2014	2013	2014	2013	2014	2013

$(12,342)	$(2,063)	$62,535	$46,295	$(7,029)	$(11,220)
153,886	2,968	980,596	443,292	425,175	255,574
(212,134)	42,211	(93,732)	632,778	(7,797)	755,665
(70,590)	43,116	949,399	1,122,365	410,349	1,000,019

—	—	—	—	—	—

(70,590)	43,116	949,399	1,122,365	410,349	1,000,019

743,637	647,917	6,322,669	5,465,498	1,423,174	2,942,627
(17)	—	(665)	(828)	(60)	(60)
(516)	(38)	(5,339)	(7,742)	(4,289)	(2,882)
(97,304)	(2,642)	(515,510)	(545,050)	(414,160)	(202,882)
(306)	(6,731)	(96,829)	(8,606)	(29,188)	—
(5,371)	(1,398)	(73,552)	(63,208)	(33,796)	(39,250)
(223,902)	(82,048)	(3,029,538)	(2,655,613)	(619,446)	(1,241,696)
—	—	—	—	—	—
416,221	555,060	2,601,236	2,184,451	322,235	1,455,857
345,631	598,176	3,550,635	3,306,816	732,584	2,455,876

598,176	—	8,630,767	5,323,951	4,442,463	1,986,587
$943,807	$598,176	$12,181,402	$8,630,767	$5,175,047	$4,442,463

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	MidCap Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(3,295,573)	$525,502
Total realized gains (losses) on investments	68,652,401	41,359,521
Change in net unrealized appreciation or depreciation of investments	(22,942,508)	67,513,872
Net gains (losses) from investments	42,414,320	109,398,895

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	42,414,320	109,398,895

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	25,177,450	40,410,092
Administration charges	(472,341)	(561,585)
Contingent sales charges	(182,089)	(214,158)
Contract terminations	(42,965,965)	(42,382,256)
Death benefit payments	(2,723,449)	(1,790,109)
Flexible withdrawal option payments	(5,144,788)	(5,028,529)
Transfers to other contracts	(39,131,074)	(50,370,748)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(65,442,256)	(59,937,293)
Total increase (decrease)	(23,027,936)	49,461,602

Net assets at beginning of period	412,319,056	362,857,454
Net assets at end of period	$389,291,120	$412,319,056

(1) Commenced operations November 10, 2014. See accompanying notes.

Money Market Class 1 Division		Money Market Class 2 Division (1)	Neuberger Berman AMT Large Cap Value I Class Division

2014	2013	2014	2014	2013

$(755,402)	$(898,986)	$(268)	$(40,048)	$(18,316)
—	—	—	396,207	368,928
—	—	—	65,815	1,032,904
(755,402)	(898,986)	(268)	421,974	1,383,516

—	—	—	—	—

(755,402)	(898,986)	(268)	421,974	1,383,516

57,849,237	87,369,403	294,359	1,006,877	849,016
(57,648)	(66,155)	(42)	(1,049)	(1,103)
(78,725)	(106,511)	—	(6,694)	(12,382)
(19,811,398)	(25,396,285)	—	(646,360)	(871,697)
(1,073,801)	(719,282)	—	(104,705)	—
(1,140,987)	(1,449,537)	—	(42,014)	(43,473)
(45,340,272)	(74,100,192)	(76,739)	(830,038)	(1,177,530)
—	—	—	—	—
(9,653,594)	(14,468,559)	217,578	(623,983)	(1,257,169)
(10,408,996)	(15,367,545)	217,310	(202,009)	126,347

65,639,356	81,006,901	—	5,443,204	5,316,857
$55,230,360	$65,639,356	$217,310	$5,241,195	$5,443,204

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Neuberger Berman AMT Small-Cap Growth S Class Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(49,189)	$(51,137)
Total realized gains (losses) on investments	660,600	402,088
Change in net unrealized appreciation or depreciation of investments	(569,384)	890,343
Net gains (losses) from investments	42,027	1,241,294

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	42,027	1,241,294

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	542,837	705,642
Administration charges	(4,701)	(5,068)
Contingent sales charges	(3,977)	(4,753)
Contract terminations	(383,969)	(334,604)
Death benefit payments	—	(18,490)
Flexible withdrawal option payments	(29,067)	(30,102)
Transfers to other contracts	(823,527)	(844,167)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(702,404)	(531,542)
Total increase (decrease)	(660,377)	709,752

Net assets at beginning of period	3,748,069	3,038,317
Net assets at end of period	$3,087,692	$3,748,069

(1) Commenced operations May 20, 2013. See accompanying notes.

Neuberger Berman AMT Socially Responsive I Class Division		Oppenheimer Main Street Small Cap Service Shares Division (1)		PIMCO All Asset Administrative Class Division

2014	2013	2014	2013	2014	2013

$(74,782)	$(53,322)	$(3,783)	$(1,223)	$201,425	$167,752
1,076,131	902,466	93,385	2,201	(10,798)	66,220
(496,844)	1,328,000	(27,039)	22,922	(271,826)	(354,729)
504,505	2,177,144	62,563	23,900	(81,199)	(120,757)

—	—	—	—	—	—

504,505	2,177,144	62,563	23,900	(81,199)	(120,757)

1,111,514	1,068,352	426,860	398,977	1,666,391	4,199,092
(26,153)	(31,812)	(237)	(42)	(117)	(261)
(7,665)	(4,298)	(14)	(2)	(5,294)	(6,720)
(740,098)	(302,557)	(11,585)	(968)	(511,190)	(473,104)
(11,223)	(2,113)	—	—	(33,270)	(22,206)
(119,842)	(111,868)	(6,693)	(1,404)	(50,959)	(56,050)
(2,072,490)	(1,872,530)	(190,287)	(42,855)	(731,550)	(3,229,006)
—	—	—	—	—	—
(1,865,957)	(1,256,826)	218,044	353,706	334,011	411,745
(1,361,452)	920,318	280,607	377,606	252,812	290,988

7,438,725	6,518,407	377,606	—	4,993,775	4,702,787
$6,077,273	$7,438,725	$658,213	$377,606	$5,246,587	$4,993,775

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	PIMCO High Yield Administrative Class Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$604,355	$647,631
Total realized gains (losses) on investments	79,195	390,539
Change in net unrealized appreciation or depreciation of investments	(431,109)	(644,617)
Net gains (losses) from investments	252,441	393,553

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	252,441	393,553

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,945,263	11,224,100
Administration charges	(1,212)	(1,224)
Contingent sales charges	(11,530)	(26,863)
Contract terminations	(1,113,259)	(1,891,159)
Death benefit payments	(195,708)	(84,033)
Flexible withdrawal option payments	(176,766)	(252,547)
Transfers to other contracts	(1,888,293)	(9,755,214)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	1,558,495	(786,940)
Total increase (decrease)	1,810,936	(393,387)

Net assets at beginning of period	14,203,857	14,597,244
Net assets at end of period	$16,014,793	$14,203,857

(1) Commenced operations November 10, 2014. See accompanying notes.

PIMCO Total Return Administrative Class Division		Principal Capital Appreciation Class 1 Division		Principal Capital Appreciation Class 2 Division (1)

2014	2013	2014	2013	2014

$224,780	$296,660	$285,693	$753,057	$(192)
(18,070)	238,300	3,166,147	2,547,961	1
629,305	(1,931,417)	(1,656,566)	407,023	1,298
836,015	(1,396,457)	1,795,274	3,708,041	1,107

—	—	—	—	—

836,015	(1,396,457)	1,795,274	3,708,041	1,107

6,646,375	8,711,032	3,393,463	3,889,231	191,275
(3,119)	(3,216)	(1,388)	(1,174)	(10)
(27,784)	(26,046)	(12,775)	(7,354)	—
(2,682,587)	(1,833,583)	(1,236,387)	(526,401)	—
(474,172)	(179,535)	(226,076)	(51,804)	—
(286,408)	(379,217)	(90,028)	(65,598)	—
(5,965,401)	(19,267,125)	(1,933,969)	(1,545,635)	—
—	—	—	—	—
(2,793,096)	(12,977,690)	(107,160)	1,691,265	191,265
(1,957,081)	(14,374,147)	1,688,114	5,399,306	192,372

31,116,303	45,490,450	16,817,350	11,418,044	—
$29,159,222	$31,116,303	$18,505,464	$16,817,350	$192,372

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Principal LifeTime Strategic Income Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$244,144	$338,978
Total realized gains (losses) on investments	593,959	(13,705)
Change in net unrealized appreciation or depreciation of investments	(133,715)	558,681
Net gains (losses) from investments	704,388	883,954

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	704,388	883,954

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,410,807	3,459,823
Administration charges	(64,619)	(78,752)
Contingent sales charges	(10,780)	(13,103)
Contract terminations	(1,451,603)	(1,234,356)
Death benefit payments	(389,106)	(100,283)
Flexible withdrawal option payments	(913,567)	(1,023,662)
Transfers to other contracts	(2,952,774)	(3,142,319)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,371,642)	(2,132,652)
Total increase (decrease)	(2,667,254)	(1,248,698)

Net assets at beginning of period	24,405,646	25,654,344
Net assets at end of period	$21,738,392	$24,405,646

See accompanying notes.

Principal LifeTime 2010 Class 1 Division		Principal LifeTime 2020 Class 1 Division		Principal LifeTime 2030 Class 1 Division

2014	2013	2014	2013	2014	2013

$266,924	$382,630	$1,323,135	$1,237,782	$502,417	$376,827
310,635	4,592	7,170,238	719,851	13,481,878	1,263,194
607,302	2,957,518	(1,951,174)	21,489,175	(10,747,978)	9,357,480
1,184,861	3,344,740	6,542,199	23,446,808	3,236,317	10,997,501

—	—	—	—	—	—

1,184,861	3,344,740	6,542,199	23,446,808	3,236,317	10,997,501

3,316,071	5,181,775	16,927,771	14,023,102	4,769,941	4,810,585
(133,752)	(153,508)	(802,934)	(966,812)	(383,742)	(361,719)
(20,977)	(30,565)	(163,496)	(124,072)	(37,413)	(57,959)
(2,927,568)	(2,315,306)	(17,496,600)	(9,667,525)	(4,312,357)	(4,660,680)
(286,246)	(244,129)	(776,485)	(2,289,224)	(22,361)	(47,718)
(1,205,714)	(1,205,317)	(3,685,547)	(3,583,733)	(661,839)	(529,267)
(3,177,576)	(5,617,217)	(32,943,639)	(16,417,861)	(1,588,524)	(1,841,125)
—	—	—	—	—	—
(4,435,762)	(4,384,267)	(38,940,930)	(19,026,125)	(2,236,295)	(2,687,883)
(3,250,901)	(1,039,527)	(32,398,731)	4,420,683	1,000,022	8,309,618

36,993,565	38,033,092	176,093,682	171,672,999	72,233,052	63,923,434
$33,742,664	$36,993,565	$143,694,951	$176,093,682	$73,233,074	$72,233,052

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Principal LifeTime 2040 Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$79,815	$23,937
Total realized gains (losses) on investments	1,145,128	158,490
Change in net unrealized appreciation or depreciation of investments	(574,127)	2,183,099
Net gains (losses) from investments	650,816	2,365,526

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	650,816	2,365,526

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,041,037	1,818,346
Administration charges	(5,266)	(4,916)
Contingent sales charges	(12,946)	(25,356)
Contract terminations	(1,310,814)	(1,852,516)
Death benefit payments	(77,304)	(15,089)
Flexible withdrawal option payments	(42,760)	(25,298)
Transfers to other contracts	(791,531)	(909,776)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	800,416	(1,014,605)
Total increase (decrease)	1,451,232	1,350,921

Net assets at beginning of period	13,052,660	11,701,739
Net assets at end of period	$14,503,892	$13,052,660

(1) Commenced operations November 10, 2014. See accompanying notes.

Principal LifeTime 2050 Class 1 Division		Real Estate Securities Class 1 Division		Real Estate Securities Class 2 Division (1)

2014	2013	2014	2013	2014

$63,295	$13,405	$172,806	$(56,764)	$(150)
921,620	44,470	2,192,506	1,306,500	585
(587,998)	1,416,208	19,163,492	894,250	1,926
396,917	1,474,083	21,528,804	2,143,986	2,361

—	—	—	—	—

396,917	1,474,083	21,528,804	2,143,986	2,361

1,389,803	1,186,897	15,004,806	17,187,195	178,553
(4,424)	(4,479)	(22,235)	(24,215)	(9)
(7,056)	(7,144)	(36,790)	(46,765)	—
(790,793)	(509,652)	(9,031,964)	(10,101,489)	—
(26,773)	(7,679)	(679,382)	(198,450)	—
(15,293)	(9,374)	(798,019)	(834,721)	—
(678,352)	(386,635)	(10,430,931)	(12,634,209)	—
—	—	—	—	—
(132,888)	261,934	(5,994,515)	(6,652,654)	178,544
264,029	1,736,017	15,534,289	(4,508,668)	180,905

8,353,861	6,617,844	72,397,893	76,906,561	—
$8,617,890	$8,353,861	$87,932,182	$72,397,893	$180,905

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

Rydex Commodities Strategy Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(15)
Total realized gains (losses) on investments	(1)
Change in net unrealized appreciation or depreciation of investments	(2,208)
Net gains (losses) from investments	(2,224)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(2,224)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	13,597
Administration charges	—
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	13,597
Total increase (decrease)	11,373

Net assets at beginning of period	—
Net assets at end of period	$11,373

(1) Commenced operations November 10, 2014. See accompanying notes.

Rydex NASDAQ 100 Division (1)	SAM Balanced Portfolio Class 1 Division		SAM Balanced Portfolio Class 2 Division (1)

2014	2014	2013	2014

$(101)	$8,811,345	$8,032,875	$(368)
—	137,083,803	24,225,288	1
(517)	(108,056,045)	79,238,189	(1,444)
(618)	37,839,103	111,496,352	(1,811)

—	—	—	—

(618)	37,839,103	111,496,352	(1,811)

97,933	41,302,687	94,742,603	636,008
—	(4,206,262)	(4,526,460)	(24)
—	(345,560)	(447,751)	—
—	(41,025,690)	(40,040,639)	—
—	(4,186,225)	(1,724,592)	—
—	(13,722,382)	(12,438,174)	—
—	(103,810,768)	(68,516,534)	—
—	—	—	—
97,933	(125,994,200)	(32,951,547)	635,984
97,315	(88,155,097)	78,544,805	634,173

—	775,902,638	697,357,833	—
$97,315	$687,747,541	$775,902,638	$634,173

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	SAM Conservative Balanced Portfolio Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,634,239	$2,565,452
Total realized gains (losses) on investments	22,680,728	7,725,343
Change in net unrealized appreciation or depreciation of investments	(17,320,821)	6,022,942
Net gains (losses) from investments	7,994,146	16,313,737

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	7,994,146	16,313,737

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	22,652,606	33,135,119
Administration charges	(641,303)	(741,932)
Contingent sales charges	(90,288)	(89,749)
Contract terminations	(11,942,225)	(9,767,863)
Death benefit payments	(567,833)	(446,800)
Flexible withdrawal option payments	(3,692,453)	(3,493,013)
Transfers to other contracts	(23,007,231)	(19,507,849)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(17,288,727)	(912,087)
Total increase (decrease)	(9,294,581)	15,401,650

Net assets at beginning of period	177,876,103	162,474,453
Net assets at end of period	$168,581,522	$177,876,103

(1) Commenced operations November 10, 2014. See accompanying notes.

SAM Conservative Balanced Portfolio Class 2 Division (1)	SAM Conservative Growth Portfolio Class 1 Division		SAM Conservative Growth Portfolio Class 2 Division (1)

2014	2014	2013	2014

$(139)	$334,889	$330,267	$(280)
(1)	14,937,808	2,286,381	—
(1,863)	(9,886,503)	12,434,806	(687)
(2,003)	5,386,194	15,051,454	(967)

—	—	—	—

(2,003)	5,386,194	15,051,454	(967)

555,186	19,065,877	17,364,595	459,694
(24)	(15,131)	(14,179)	(46)
—	(50,966)	(35,397)	—
—	(6,746,140)	(4,597,380)	—
—	(241,358)	(172,539)	—
—	(668,476)	(591,953)	—
—	(4,614,487)	(5,271,329)	(28,316)
—	—	—	—
555,162	6,729,319	6,681,818	431,332
553,159	12,115,513	21,733,272	430,365

—	89,641,980	67,908,708	—
$553,159	$101,757,493	$89,641,980	$430,365

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	SAM Flexible Income Portfolio Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,993,760	$3,861,706
Total realized gains (losses) on investments	15,166,292	10,243,140
Change in net unrealized appreciation or depreciation of investments	(11,000,369)	(2,827,391)
Net gains (losses) from investments	8,159,683	11,277,455

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	8,159,683	11,277,455

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	30,551,547	43,692,410
Administration charges	(443,286)	(551,867)
Contingent sales charges	(97,156)	(129,129)
Contract terminations	(14,457,804)	(13,279,976)
Death benefit payments	(2,027,725)	(2,333,983)
Flexible withdrawal option payments	(3,936,033)	(3,927,719)
Transfers to other contracts	(18,150,196)	(34,826,796)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(8,560,653)	(11,357,060)
Total increase (decrease)	(400,970)	(79,605)

Net assets at beginning of period	185,636,430	185,716,035
Net assets at end of period	$185,235,460	$185,636,430

(1) Commenced operations November 10, 2014. See accompanying notes.

SAM Flexible Income Portfolio Class 2 Division (1)	SAM Strategic Growth Portfolio Class 1 Division		SAM Strategic Growth Portfolio Class 2 Division (1)

2014	2014	2013	2014

$(318)	$13,463	$3,000	$(473)
(1)	12,334,413	1,108,086	(3)
1,281	(8,132,619)	10,293,258	(1,140)
962	4,215,257	11,404,344	(1,616)

—	—	—	—

962	4,215,257	11,404,344	(1,616)

417,182	12,760,354	10,568,485	654,126
(15)	(11,823)	(11,591)	(31)
—	(33,416)	(28,639)	—
—	(4,951,685)	(2,857,543)	—
—	(133,544)	(158,066)	—
—	(298,078)	(244,854)	—
—	(3,229,092)	(3,205,257)	(28,352)
—	—	—	—
417,167	4,102,716	4,062,535	625,743
418,129	8,317,973	15,466,879	624,127

—	57,654,411	42,187,532	—
$418,129	$65,972,384	$57,654,411	$624,127

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	Short-Term Income Class 1 Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$327,505	$777,802
Total realized gains (losses) on investments	997,364	1,251,473
Change in net unrealized appreciation or depreciation of investments	(890,451)	(2,420,046)
Net gains (losses) from investments	434,418	(390,771)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	434,418	(390,771)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	31,531,632	46,084,233
Administration charges	(550,115)	(640,566)
Contingent sales charges	(135,202)	(178,858)
Contract terminations	(16,659,536)	(18,677,383)
Death benefit payments	(957,367)	(586,473)
Flexible withdrawal option payments	(4,059,124)	(4,400,320)
Transfers to other contracts	(31,209,003)	(34,180,790)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(22,038,715)	(12,580,157)
Total increase (decrease)	(21,604,297)	(12,970,928)

Net assets at beginning of period	153,215,845	166,186,773
Net assets at end of period	$131,611,548	$153,215,845

(1) Commenced operations November 10, 2014. See accompanying notes.

Short-Term Income Class 2 Division (1)	SmallCap Blend Class 1 Division		SmallCap Growth II Class 1 Division

2014	2014	2013	2014	2013

$(51)	$(313,244)	$(280,255)	$(416,904)	$(391,877)
—	3,178,158	1,474,158	2,433,205	1,265,464
(77)	(1,699,886)	10,375,393	(598,320)	10,184,722
(128)	1,165,028	11,569,296	1,417,981	11,058,309

—	—	—	—	—

(128)	1,165,028	11,569,296	1,417,981	11,058,309

93,765	4,816,866	4,475,144	3,244,020	5,461,131
(8)	(5,073)	(5,204)	(3,370)	(3,848)
—	(4,823)	(7,963)	(14,794)	(17,970)
—	(3,694,446)	(3,877,297)	(3,647,669)	(4,131,424)
—	(191,768)	(129,266)	(142,423)	(90,042)
—	(374,693)	(361,106)	(236,831)	(231,931)
—	(2,827,031)	(3,693,408)	(4,069,277)	(3,880,766)
—	—	—	—	—
93,757	(2,280,968)	(3,599,100)	(4,870,344)	(2,894,850)
93,629	(1,115,940)	7,970,196	(3,452,363)	8,163,459

—	34,644,304	26,674,108	33,879,548	25,716,089
$93,629	$33,528,364	$34,644,304	$30,427,185	$33,879,548

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

SmallCap Growth II Class 2 Division (1)

2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(6)
Total realized gains (losses) on investments	360
Change in net unrealized appreciation or depreciation of investments	(36)
Net gains (losses) from investments	318

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	318

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	6,511
Administration charges	—
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	6,511
Total increase (decrease)	6,829

Net assets at beginning of period	—
Net assets at end of period	$6,829

(1) Commenced operations November 10, 2014. See accompanying notes.

SmallCap Value I Class 1 Division		SmallCap Value I Class 2 Division (1)	T. Rowe Price Blue Chip Growth Portfolio II Division

2014	2013	2014	2014	2013

$(508,531)	$(263,614)	$(10)	$(180,328)	$(134,416)
12,960,989	3,523,697	541	994,904	742,074
(8,377,893)	22,658,070	199	49,729	2,585,049
4,074,565	25,918,153	730	864,305	3,192,707

—	—	—	—	—

4,074,565	25,918,153	730	864,305	3,192,707

8,848,717	9,468,049	29,379	3,421,556	2,794,710
(169,185)	(206,429)	(3)	(26,832)	(28,933)
(55,608)	(65,405)	—	(6,035)	(6,008)
(8,980,704)	(8,697,592)	—	(582,701)	(422,992)
(425,837)	(342,688)	—	(60,017)	(12,308)
(1,212,331)	(1,226,100)	—	(129,539)	(116,236)
(12,539,761)	(16,777,647)	—	(2,324,302)	(2,222,607)
—	—	—	—	—
(14,534,709)	(17,847,812)	29,376	292,130	(14,374)
(10,460,144)	8,070,341	30,106	1,156,435	3,178,333

83,431,804	75,361,463	—	11,456,244	8,277,911
$72,971,660	$83,431,804	$30,106	$12,612,679	$11,456,244

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years ended December 31, 2014 and 2013, except as noted

	T. Rowe Price Health Sciences Portfolio II Division

	2014	2013
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(379,627)	$(246,216)
Total realized gains (losses) on investments	4,632,533	2,440,684
Change in net unrealized appreciation or depreciation of investments	2,222,956	4,258,517
Net gains (losses) from investments	6,475,862	6,452,985

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	6,475,862	6,452,985

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	11,371,091	9,276,923
Administration charges	(16,773)	(18,303)
Contingent sales charges	(14,216)	(8,397)
Contract terminations	(1,372,608)	(591,159)
Death benefit payments	(134,766)	(12,537)
Flexible withdrawal option payments	(193,971)	(135,669)
Transfers to other contracts	(7,400,018)	(5,313,948)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	2,238,739	3,196,910
Total increase (decrease)	8,714,601	9,649,895

Net assets at beginning of period	21,392,561	11,742,666
Net assets at end of period	$30,107,162	$21,392,561

(1) Commenced operations November 10, 2014. (2) Represented the operations of Templeton Growth Securities Class 2 Division until May 17, 2014. See accompanying notes.

Templeton Global Bond VIP Class 4 Division (1)	Templeton Growth VIP Class 2 Division (2)		Van Eck Global Hard Assets Class S Division

2014	2014	2013	2014	2013

$(70)	$5,052	$18,375	$(126,962)	$(72,252)
(1)	21,912	17,674	(449,127)	(417,271)
(788)	(61,483)	236,298	(1,185,645)	1,189,309
(859)	(34,519)	272,347	(1,761,734)	699,786

—	—	—	—	—

(859)	(34,519)	272,347	(1,761,734)	699,786

68,416	52,531	41,431	3,163,554	2,468,486
(3)	—	—	(574)	(812)
—	(142)	(376)	(4,814)	(5,184)
—	(76,572)	(228,519)	(612,679)	(650,656)
—	(31,267)	—	(39,541)	(27,310)
—	(12,689)	(17,353)	(79,453)	(62,584)
—	(8,405)	(28,164)	(2,462,866)	(1,439,033)
—	—	—	—	—
68,413	(76,544)	(232,981)	(36,373)	282,907
67,554	(111,063)	39,366	(1,798,107)	982,693

—	1,071,086	1,031,720	8,885,166	7,902,473
$67,554	$960,023	$1,071,086	$7,087,059	$8,885,166

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2014, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1 (1)
Balanced Account
Bond & Mortgage Securities Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Blend Account II
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account
Money Market Account
Principal Capital Appreciation Account
Principal LifeTime Strategic Income Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Blend Account
SmallCap Growth Account II
SmallCap Value Account I
Strategic Asset Management (“SAM”) Balanced Portfolio
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio
Strategic Asset Management (“SAM”) Conservative Growth Portfolio
Strategic Asset Management (“SAM”) Flexible Income Portfolio
Strategic Asset Management (“SAM”) Strategic Growth Portfolio

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Principal Variable Contracts Funds, Inc. – Class 2 (1)
Diversified Balanced Account (2)
Diversified Balanced Managed Volatility Account (7)
Diversified Growth Account (2)
Diversified Growth Managed Volatility Account (7)
Diversified Income Account (5)
Diversified International Account (10)
Equity Income Account (10)
Government & High Quality Bond Account (10)
LargeCap Blend II Account (10)
LargeCap Growth Account (10)
Money Market Account (10)
Principal Capital Appreciation Account (10)
Real Estate Securities Account (10)
SmallCap Growth Account II (10)
SmallCap Value Account I (10)
Strategic Asset Management (“SAM”) Balanced Portfolio (10)
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio (10)
Strategic Asset Management (“SAM”) Conservative Growth Portfolio (10)
Strategic Asset Management (“SAM”) Flexible Income Portfolio (10)
Strategic Asset Management (“SAM”) Strategic Growth Portfolio (10)
Short-Term Income Account (10)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A (6)
American Century Investments®:
VP Capital Appreciation – Class I (8)
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP MidCap Value Fund – Class II (3)
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Blue Chip Income and Growth Fund – Class 4 (10)
Global Small Capitalization Fund – Class 2 (9)
Global Small Capitalization Fund – Class 4 (10)
High-Income Bond – Class 2 (9)
Managed Risk Asset Allocation Fund – Class P2 (10)
Managed Risk Growth Fund – Class P2 (10)
Managed Risk International Fund – Class P2 (10)
New World Fund – Class 2 (9)
New World Fund – Class 4 (10)
Calvert Investment:
VP EAFE International Index – Class F (10)
VP Russell 2000 Small Cap Index Portfolio – Class F (10)
VP S&P MidCap 400 Index Portfolio – Class F (10)
Delaware Small Cap Value – Service Shares (6)
Dreyfus Investment Portfolios:
Technology Growth Portfolio – Service Shares

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

DWS Funds:
Alternative Asset Allocation VIP – Class B (10)
Equity 500 Index VIP – Class B2 (10)
Small Mid Cap Value VIP – Class B (6)
Fidelity® Variable Insurance Products Fund:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class (9)
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate VIP Fund – Class 2 (10)
Rising Dividends VIP Fund – Class 4 (10)
Small Cap Value VIP Fund – Class 2 (11)
Templeton Global Bond VIP Fund – Class 4 (10)
Templeton Growth VIP Fund – Class 2 (12)
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares (10)
Small Cap Equity Insights Fund – Institutional Shares (13)
Small Cap Equity Insights Fund – Service Shares (10)
Guggenheim Investments:
Floating Rate Strategies – Series F (10)
Global Managed Futures Strategy (10)
Long Short Equity Fund (10)
Macro Opportunities – Series M (10)
Multi-Hedge Strategies (10)
Invesco Variable Insurance Fund:
American Franchise – Series I Shares (4)
Balanced-Risk Allocation – Series II Shares (10)
Core Equity Fund – Series I Shares
Global Health Care Fund – Series I Shares
Global Health Care Fund – Series II Shares (10)
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares (10)
MidCap Growth – Series I Shares (4)
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities – Series I Shares
Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio – Service Shares
Janus Aspen Series Flexible Bond Portfolio – Service Shares (10)
MFS® Variable Insurance Trust:
International Value – Service Class (10)
New Discovery – Service Class (6)
Utilities Series – Service Class
Value Series – Service Class

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Neuberger Berman Advisors Management Trust:
Large Cap Value Portfolio – I Class Shares
Small-Cap Growth Portfolio – S Class Shares
Socially Responsive Portfolio – I Class Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares (6)
PIMCO Variable Insurance Trust:
All Asset Portfolio Administrative Class
High Yield Portfolio Administrative Class (2)
Total Return Portfolio Administrative Class
Rydex Funds:
Commodities Strategy (10)
NASDAQ 100 (10)
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
Van Eck VIP Trust:
Global Hard Assets Fund –Class S Shares

(1)    Organized by Principal Life Insurance Company.

(2)	Commencement of operations, January 4, 2010.

(3)	Commencement of operations, May 24, 2010.

(4)	Commencement of operations, April 27, 2012.

(5)	Commencement of operations, May 21, 2012.

(6)	Commencement of operations, May 20, 2013.

(7)	Commencement of operations, December 2, 2013

(8)	Commencement of operations, April 24, 2014.

(9)	Commencement of operations, May 17, 2014.

(10)	Commencement of operations, November 10, 2014.
(11) Represented the operations of Franklin Small Cap Value VIP Class 2 Division until May 17, 2014.
(12) Represented the operations of Templeton Growth VIP Class 2 Division until May 17, 2014.
(13) Represented the operations of Goldman Sachs VIT Structured Small Cap Equity Service Class I Division until May 17, 2014.

Commencement of operations date is the date that the division became available to contractholders.

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus-Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; Principal Freedom Variable Annuity 2; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal Investment Plus Variable Annuity; Principal Investment Plus Variable Annuity with Premium Payment Credit Rider; Principal Lifetime Income Solutions; The Principal Pivot Series Variable Annuity and The Principal Pivot Series Variable Annuity with Liquidity Max Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2014. Net realized gains and losses on sales of investments are determined on the basis of the first-in, first-out (“FIFO”) method. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.0% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7.0% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant’s investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by plan document and account balance of contract. Recordkeeping charges are also paid by the contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal Freedom Variable Annuity 2 – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 3.0% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

The Principal Investment Plus Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2.0% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Principal Lifetime Income SolutionsSM Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

The Principal Pivot Series Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2.0% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

During the year ended December 31, 2014, management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Funds, Inc. Investment advisory and management fees are computed on an annual rate of 0.03% of each of the Principal LifeTime Accounts’ average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other Accounts are as shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Balanced Account	0.60%	0.55%	0.50%	0.45%	0.40%
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $500	Over $500
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%	Principal Capital Appreciation Account	0.625%	0.500%

	Net Assets of Accounts			Net Assets of Accounts
	First $2 billion	Over $2 billion		First $200	Next $300	Over $500
Government & High Quality Bond Account	0.50%	0.45%	Short-Term Income Account	0.50%	0.45%	0.40%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the Separate Accounts through the period ended April 30, 2015. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
SmallCap Value Account I	0.020

In addition, the Manager has contractually agreed to limit the management and investment advisory fees for SmallCap Growth Account II. The expense limit will reduce the Separate Account’s management fees by 0.100% through the period ended April 30, 2015.

The Manager has contractually agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make) for certain classes of shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2014 through December 31, 2014
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2015
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2015
SmallCap Value Account I	0.99%	1.24	April 30, 2015

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2015.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

In addition, the Manager has voluntarily agreed to limit the Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2014:

Division	Purchases	Sales
AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	$1,270,863	$1,270,248
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	69,682	728,773

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	$162,425	$86,128
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,508,785	492,740
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	328,182	97,691

American Century VP Capital Appreciation Class I Division:
Principal Investment Plus Variable Annuity	$2,275,815	$338,104
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	739,438	345,604

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	$232,194	$546,131
Principal Freedom Variable Annuity 2	65,177	8,394
The Principal Variable Annuity	617,472	2,199,836
The Principal Variable Annuity with Purchase Payment Credit Rider	2,006	111,997

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	$14,862,758	$20,344,875
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,228,577	9,266,766
Principal Pivot Series Variable Annuity	—	12
Principal Pivot Series Variable Annuity with Liquidity Max Rider	15,811	1

American Century VP MidCap Value Class II Division:
The Principal Variable Annuity	$696,993	$542,910
The Principal Variable Annuity with Purchase Payment Credit Rider	414	78,386
Principal Investment Plus Variable Annuity	1,677,506	703,279
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	423,722	326,994

American Century VP Ultra Class I Division:
The Principal Variable Annuity	$228,124	$900,234
The Principal Variable Annuity with Purchase Payment Credit Rider	—	67,983

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	$6,446,778	$14,258,429
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	656,197	6,767,372

American Century VP Value Class II Division:
The Principal Variable Annuity	$1,820,641	$4,860,333
The Principal Variable Annuity with Purchase Payment Credit Rider	16,567	548,537
Principal Pivot Series Variable Annuity	20,865	21
Principal Pivot Series Variable Annuity with Liquidity Max Rider	13,807	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

Division	Purchases	Sales
American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$75,757	$40
Principal Pivot Series Variable Annuity with Liquidity Max Rider	28,930	—

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
The Principal Variable Annuity	$113,973	$17,890
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$7,842	$2
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

American Funds Insurance Series High-Income Bond Class 2 Division:
The Principal Variable Annuity	$329,483	$100,972
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$30,020	$8
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

American Funds Insurance Series Managed Risk International Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$18,000	$4
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

American Funds Insurance Series New World Fund Class 2 Division:
The Principal Variable Annuity	$183,238	$7,267
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Funds Insurance Series New World Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$53,068	$33
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Balanced Class 1 Division:
Personal Variable	$47,008	$106,629
Premier Variable	496,397	572,645
The Principal Variable Annuity	1,679,305	5,249,487
The Principal Variable Annuity with Purchase Payment Credit Rider	8,235	245,763

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	Purchases	Sales
Bond & Mortgage Securities Class 1 Division:
Personal Variable	$33,250	$78,893
Premier Variable	474,811	570,857
Principal Freedom Variable Annuity	915,227	1,120,187
Principal Freedom Variable Annuity 2	101,366	135,786
The Principal Variable Annuity	9,885,056	16,719,750
The Principal Variable Annuity with Purchase Payment Credit Rider	118,972	1,753,118
Principal Investment Plus Variable Annuity	20,171,250	26,041,940
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,097,200	12,174,551

Calvert EAFE International Index Class F Division:
Principal Pivot Series Variable Annuity	$—	$6
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,770	—

Calvert Russell 2000 Small Cap Index Class F Division:
Principal Pivot Series Variable Annuity	$13,931	$21
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9,699	—

Calvert S&P MidCap 400 Index Class F Division:
Principal Pivot Series Variable Annuity	$27,117	$34
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,460	—

Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	$42,601	$20,224
The Principal Variable Annuity with Purchase Payment Credit Rider	2,080	5,290
Principal Investment Plus Variable Annuity	736,646	316,887
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	68,980	6,991

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	$197,512,885	$98,411,076
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	23,739,767	15,907,946
Principal Lifetime Income Solutions	1,753,763	2,438,750
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Diversified Balanced Managed Volatility Class 2 Division:
Principal Investment Plus Variable Annuity	$66,311,252	$3,961,584
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,577,937	589,516
Principal Lifetime Income Solutions	15,103,105	650,980
Principal Pivot Series Variable Annuity	7,500	6
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	$707,121,970	$198,924,613
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	55,688,974	19,646,969
Principal Lifetime Income Solutions	2,133,735	3,282,534
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	Purchases	Sales
Diversified Growth Managed Volatility Class 2 Division:
Principal Investment Plus Variable Annuity	$120,381,234	$7,188,616
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12,003,230	2,101,268
Principal Lifetime Income Solutions	19,533,726	719,680
Principal Pivot Series Variable Annuity	26,710	19
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	$84,853,497	$38,114,226
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,951,292	2,119,243
Principal Lifetime Income Solutions	2,293,190	944,606

Diversified International Class 1 Division:
Personal Variable	$44,327	$100,109
Premier Variable	308,851	687,121
Principal Freedom Variable Annuity	124,636	388,745
Principal Freedom Variable Annuity 2	99,434	153,069
The Principal Variable Annuity	9,175,794	22,600,307
The Principal Variable Annuity with Purchase Payment Credit Rider	138,648	1,788,860
Principal Investment Plus Variable Annuity	11,250,647	10,617,597
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,330,873	6,497,891

Diversified International Class 2 Division:
Principal Pivot Series Variable Annuity	$26,250	$11
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Dreyfus Investment Portfolio Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	1,777,004	1,410,569
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	512,424	445,355

DWS Alternative Asset Allocation Class B Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

DWS Equity 500 Index Class B2 Division:
Principal Pivot Series Variable Annuity	17,239	42
Principal Pivot Series Variable Annuity with Liquidity Max Rider	41,266	—

DWS Small Mid Cap Value Class B Division:
The Principal Variable Annuity	$26,173	$543
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	372,810	16,766
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	74,344	10,427
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	Purchases	Sales
Equity Income Class 1 Division:
Premier Variable	$76,706	$94,357
The Principal Variable Annuity	5,369,571	13,953,835
The Principal Variable Annuity with Purchase Payment Credit Rider	57,238	883,313
Principal Investment Plus Variable Annuity	30,216,547	58,670,999
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,502,573	25,860,748

Equity Income Class 2 Division:
Principal Pivot Series Variable Annuity	$58,854	$64
Principal Pivot Series Variable Annuity with Liquidity Max Rider	21,021	—

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	$3,789,588	$10,386,815
The Principal Variable Annuity with Purchase Payment Credit Rider	45,244	481,315

Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	$9,743,570	$11,420,853
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	827,829	4,508,993
Principal Pivot Series Variable Annuity	102,813	89
Principal Pivot Series Variable Annuity with Liquidity Max Rider	26,953	—

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	$2,222,962	$5,388,104
The Principal Variable Annuity with Purchase Payment Credit Rider	65,026	430,858
Principal Investment Plus Variable Annuity	2,348,419	1,976,568
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	394,753	989,033

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	$768,152	$3,812,420
The Principal Variable Annuity with Purchase Payment Credit Rider	473	103,003

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	$2,818,222	$1,954,680
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	661,701	1,341,272

Fidelity VIP Mid Cap Service Class Division:
Principal Freedom Variable Annuity 2	$70,656	$280

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	$4,835,260	$2,693,060
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	506,556	782,263
Principal Pivot Series Variable Annuity	143,067	141
Principal Pivot Series Variable Annuity with Liquidity Max Rider	13,754	—

Fidelity VIP Overseas Service Class 2 Division:
Principal Investment Plus Variable Annuity	$9,498,533	$9,358,342
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,127,821	5,323,653
Principal Pivot Series Variable Annuity	1,511	5
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,875	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	Purchases	Sales
Franklin Global Real Estate VIP Class 2 Division:
Principal Pivot Series Variable Annuity	$15,979	$25
Principal Pivot Series Variable Annuity with Liquidity Max Rider	25,487	—

Franklin Rising Dividends VIP Class 4 Division:
Principal Pivot Series Variable Annuity	$10,073	$48
Principal Pivot Series Variable Annuity with Liquidity Max Rider	60,257	—

Franklin Small Cap Value VIP Class 2 Division:
The Principal Variable Annuity	$202,766	$152,266
The Principal Variable Annuity with Purchase Payment Credit Rider	7,215	2,029
Principal Investment Plus Variable Annuity	1,225,157	888,946
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	194,397	224,700

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
The Principal Variable Annuity	$161,346	$39,349
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	7,570,010	3,986,821
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	712,326	3,003,119

Goldman Sachs VIT Mid Cap Value Service Shares Division:
Principal Pivot Series Variable Annuity	$10,713	$10
Principal Pivot Series Variable Annuity with Liquidity Max Rider	7,991	—

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
The Principal Variable Annuity	$16,893	$6,298
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	2,240,586	847,538
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	170,461	1,180,713

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
Principal Pivot Series Variable Annuity	$5,737	$5
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	$4,370	$41,332
Pension Builder Plus – Rollover IRA	1,226	465
Personal Variable	23,875	28,700
Premier Variable	501,019	582,780
Principal Freedom Variable Annuity	528,505	853,757
Principal Freedom Variable Annuity 2	68,765	119,331
The Principal Variable Annuity	9,777,947	19,826,360
The Principal Variable Annuity with Purchase Payment Credit Rider	111,643	1,373,475
Principal Investment Plus Variable Annuity	11,790,040	15,717,457
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,741,332	6,465,001

Government & High Quality Bond Class 2 Division:
Principal Pivot Series Variable Annuity	$11,875	$15
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,058	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	Purchases	Sales
Guggenheim Floating Rate Strategies Series F Division:
Principal Pivot Series Variable Annuity	$2,259	$14
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10,738	—

Guggenheim Investments Global Managed Futures Strategy Division:
Principal Pivot Series Variable Annuity	$21,000	$7
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Guggenheim Investments Long Short Equity Division:
Principal Pivot Series Variable Annuity	$37,400	$16
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,474	—

Guggenheim Investments Multi-Hedge Strategies Division:
Principal Pivot Series Variable Annuity	$4,138	$7
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,623	—

Guggenheim Macro Opportunities Series M Division:
Principal Pivot Series Variable Annuity	$7	$1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

International Emerging Markets Class 1 Division:
Premier Variable	$60,755	$69,549
The Principal Variable Annuity	3,933,268	8,468,927
The Principal Variable Annuity with Purchase Payment Credit Rider	114,042	1,036,229
Principal Investment Plus Variable Annuity	8,076,898	7,304,769
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	960,224	3,900,856

Invesco American Franchise Series I Division:
The Principal Variable Annuity	$223,774	$1,126,762
The Principal Variable Annuity with Purchase Payment Credit Rider	194	16,844

Invesco Balanced-Risk Allocation Series II Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Invesco Core Equity Series I Division:
The Principal Variable Annuity	$1,523,537	$5,138,470
The Principal Variable Annuity with Purchase Payment Credit Rider	1,510	13,926

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	$2,077,496	$2,922,919
The Principal Variable Annuity with Purchase Payment Credit Rider	22,932	172,549

Invesco Global Health Care Series II Division:
Principal Pivot Series Variable Annuity	$67,181	$49
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,428	—

Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	$3,566,718	$2,031,915
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	495,154	282,765

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	Purchases	Sales
Invesco International Growth Series II Division:
Principal Pivot Series Variable Annuity	$26,846	$26
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,707	—

Invesco Mid Cap Growth Series I Division:
The Principal Variable Annuity	$233,609	$400,809
The Principal Variable Annuity with Purchase Payment Credit Rider	1,506	77,289

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	$508,263	$1,403,777
The Principal Variable Annuity with Purchase Payment Credit Rider	90	40,505
Principal Investment Plus Variable Annuity	1,635,576	1,208,301
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	378,235	538,405

Invesco Technology Series I Division:
The Principal Variable Annuity	$1,123,666	$746,655
The Principal Variable Annuity with Purchase Payment Credit Rider	3,318	86,111

Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	$613,748	$881,012
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	97,859	430,008

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	$952,285	$1,771,121
The Principal Variable Annuity with Purchase Payment Credit Rider	25,380	46,051

Janus Aspen Flexible Bond Service Shares Division:
Principal Pivot Series Variable Annuity	$24,325	$72
Principal Pivot Series Variable Annuity with Liquidity Max Rider	48,742	—

LargeCap Blend II Class 1 Division:
The Principal Variable Annuity	$2,336,710	$9,256,771
The Principal Variable Annuity with Purchase Payment Credit Rider	42,776	1,201,820
Principal Investment Plus Variable Annuity	10,613,103	20,605,846
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	770,320	11,488,252
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

LargeCap Blend II Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

LargeCap Growth Class 1 Division:
Personal Variable	$74,885	$148,145
Premier Variable	2,931,934	3,262,986
The Principal Variable Annuity	1,173,286	5,898,958
The Principal Variable Annuity with Purchase Payment Credit Rider	12,237	156,830
Principal Investment Plus Variable Annuity	1,892,768	3,102,209
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	307,436	1,245,670

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	Purchases	Sales
LargeCap Growth Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$10
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,102	—

LargeCap Growth I Class 1 Division:
Premier Variable	$129,801	$90,042
Principal Freedom Variable Annuity	371,018	323,697
Principal Freedom Variable Annuity 2	89,774	11,763
The Principal Variable Annuity	19,860,613	16,348,352
The Principal Variable Annuity with Purchase Payment Credit Rider	145,626	522,745
Principal Investment Plus Variable Annuity	6,373,798	2,399,719
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	753,772	1,760,490

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	$159,210	$191,464
Principal Freedom Variable Annuity	524,936	1,099,258
Principal Freedom Variable Annuity 2	217,928	260,698
The Principal Variable Annuity	4,654,271	11,240,769
The Principal Variable Annuity with Purchase Payment Credit Rider	11,687	429,300
Principal Investment Plus Variable Annuity	9,671,055	7,393,877
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,202,572	3,688,766

LargeCap Value Class 1 Division:
Bankers Flexible Annuity	$135,282	$228,421
Pension Builder Plus	333,814	169,669
Pension Builder Plus – Rollover IRA	34,477	109,390
Personal Variable	95,259	126,897
Premier Variable	1,347,207	1,205,461
Principal Freedom Variable Annuity	718,161	777,841
Principal Freedom Variable Annuity 2	56,442	29,766
The Principal Variable Annuity	11,126,873	11,378,053
The Principal Variable Annuity with Purchase Payment Credit Rider	69,772	381,777
Principal Investment Plus Variable Annuity	6,955,077	4,295,144
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	874,213	2,412,499

MFS VIT International Value Service Class Division:
Principal Pivot Series Variable Annuity	$58,426	$57
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,531	—

MFS VIT New Discovery Service Class Division:
The Principal Variable Annuity	$266,709	$196,344
The Principal Variable Annuity with Purchase Payment Credit Rider	8,002	5,077
Principal Investment Plus Variable Annuity	615,562	98,836
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	52,321	39,500

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	$5,539,968	$2,931,293
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,283,445	949,537
Principal Pivot Series Variable Annuity	112,042	112
Principal Pivot Series Variable Annuity with Liquidity Max Rider	37,248	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

Division	Purchases	Sales
MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	$1,505,782	$1,038,560
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	135,396	134,557

MidCap Class 1 Division:
Personal Variable	$177,032	$242,266
Premier Variable	997,664	1,239,998
Principal Freedom Variable Annuity	1,049,952	1,371,165
Principal Freedom Variable Annuity 2	179,555	202,431
The Principal Variable Annuity	28,796,539	43,504,663
The Principal Variable Annuity with Purchase Payment Credit Rider	546,907	2,354,348
Principal Investment Plus Variable Annuity	28,405,096	32,744,324
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,780,263	14,256,289

Money Market Class 1 Division:
Pension Builder Plus	$—	$2,864
Pension Builder Plus – Rollover IRA	—	1
Personal Variable	80,196	65,781
Premier Variable	4,685,048	3,806,702
Principal Freedom Variable Annuity	48,089	618,084
Principal Freedom Variable Annuity 2	3,015	46,692
The Principal Variable Annuity	10,220,782	15,117,489
The Principal Variable Annuity with Purchase Payment Credit Rider	(36,501)	673,928
Principal Investment Plus Variable Annuity	36,270,848	39,704,072
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,264,900	8,034,506
Principal Lifetime Income Solutions	312,877	188,133

Money Market Class 2 Division:
Principal Pivot Series Variable Annuity	$294,359	$77,049
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Neuberger Berman AMT Large Cap Value I Class Division:
Principal Investment Plus Variable Annuity	$985,979	$995,846
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	59,492	713,655

Neuberger Berman AMT Small-Cap Growth S Class Division:
Principal Investment Plus Variable Annuity	$737,745	$769,730
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	85,449	524,700

Neuberger Berman AMT Socially Responsive I Class Division:
Principal Investment Plus Variable Annuity	$1,009,523	$2,400,046
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	124,779	674,995

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	$521,936	$210,962
The Principal Variable Annuity with Purchase Payment Credit Rider	2,828	5,857

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	$1,861,685	$1,084,910
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	84,712	326,052

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

Division	Purchases	Sales
PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	$5,066,572	$2,879,008
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	694,264	739,056
Principal Pivot Series Variable Annuity	1,961	23
Principal Pivot Series Variable Annuity with Liquidity Max Rider	18,141	—

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	$6,368,403	$8,459,975
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	901,529	1,413,897
Principal Pivot Series Variable Annuity	—	37
Principal Pivot Series Variable Annuity with Liquidity Max Rider	35,663	1

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	$8,852	$3,650
Principal Investment Plus Variable Annuity	5,597,528	3,029,417
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,112,253	729,992

Principal Capital Appreciation Class 2 Division:
Principal Pivot Series Variable Annuity	$191,275	$201
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	$19,899	$77,537
The Principal Variable Annuity	499,855	683,604
The Principal Variable Annuity with Purchase Payment Credit Rider	61,192	641
Principal Investment Plus Variable Annuity	2,047,315	4,076,349
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	352,380	1,270,008

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	$42,689	$863,465
The Principal Variable Annuity	217,083	255,146
The Principal Variable Annuity with Purchase Payment Credit Rider	—	686
Principal Investment Plus Variable Annuity	3,546,948	4,871,638
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	274,010	2,258,633

Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	$328,731	$396,797
The Principal Variable Annuity	600,229	1,789,289
The Principal Variable Annuity with Purchase Payment Credit Rider	—	666
Principal Investment Plus Variable Annuity	21,867,808	37,495,861
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,046,282	18,543,665

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	$943,787	$545,596
The Principal Variable Annuity	584,858	443,774
The Principal Variable Annuity with Purchase Payment Credit Rider	—	709
Principal Investment Plus Variable Annuity	13,485,805	5,711,184
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,494,865	1,383,828

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	Purchases	Sales
Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	$43,718	$12,396
The Principal Variable Annuity	279,744	128,610
The Principal Variable Annuity with Purchase Payment Credit Rider	—	697
Principal Investment Plus Variable Annuity	3,658,603	1,413,079
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	292,794	889,560

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	$18,937	$37,640
The Principal Variable Annuity	69,534	329,206
The Principal Variable Annuity with Purchase Payment Credit Rider	—	15,016
Principal Investment Plus Variable Annuity	2,071,638	768,213
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	162,761	498,775

Real Estate Securities Class 1 Division:
Premier Variable	$184,149	$91,250
Principal Freedom Variable Annuity 2	60,407	80,607
The Principal Variable Annuity	5,286,407	10,693,205
The Principal Variable Annuity with Purchase Payment Credit Rider	65,104	1,010,136
Principal Investment Plus Variable Annuity	8,766,539	7,269,234
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,932,220	2,972,103

Real Estate Securities Class 2 Division:
Principal Pivot Series Variable Annuity	$164,224	$159
Principal Pivot Series Variable Annuity with Liquidity Max Rider	14,329	—

Rydex Commodities Strategy Division:
Principal Pivot Series Variable Annuity	$8,139	$15
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,458	—

Rydex NASDAQ 100 Division:
Principal Pivot Series Variable Annuity	$97,933	$101
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

SAM Balanced Portfolio Class 1 Division:
Premier Variable	$244,807	$222,291
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	500,995	344,676
The Principal Variable Annuity	18,032,042	13,361,023
The Principal Variable Annuity with Purchase Payment Credit Rider	313,771	1,485,638
Principal Investment Plus Variable Annuity	121,276,665	139,199,872
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20,748,255	23,321,640

SAM Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$549,449	$392
Principal Pivot Series Variable Annuity with Liquidity Max Rider	86,559	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	Purchases	Sales
SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$178,305	$339,396
The Principal Variable Annuity	5,099,390	4,353,454
The Principal Variable Annuity with Purchase Payment Credit Rider	—	392,419
Principal Investment Plus Variable Annuity	31,456,707	32,389,008
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,789,949	5,005,460

SAM Conservative Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$245,464	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	309,723	163

SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$365,469	$36,872
The Principal Variable Annuity	4,230,010	3,424,483
The Principal Variable Annuity with Purchase Payment Credit Rider	5,817	374,654
Principal Investment Plus Variable Annuity	23,535,762	7,365,465
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,295,411	2,537,266

SAM Conservative Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$450,381	$28,642
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9,313	—

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$180,806	$547,860
The Principal Variable Annuity	10,538,414	8,297,693
The Principal Variable Annuity with Purchase Payment Credit Rider	51,240	784,355
Principal Investment Plus Variable Annuity	33,784,939	25,734,709
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,043,545	6,449,116

SAM Flexible Income Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$20,337	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	396,846	334

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	210,696	202,535
The Principal Variable Annuity	2,264,402	2,460,537
The Principal Variable Annuity with Purchase Payment Credit Rider	—	33,298
Principal Investment Plus Variable Annuity	14,948,099	3,733,175
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,228,998	3,153,250

SAM Strategic Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$638,808	$28,857
Principal Pivot Series Variable Annuity with Liquidity Max Rider	15,319	—

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	$228,755	$508,478
Principal Freedom Variable Annuity 2	3,963	13,060
The Principal Variable Annuity	4,624,609	7,777,443
The Principal Variable Annuity with Purchase Payment Credit Rider	18,718	564,934
Principal Investment Plus Variable Annuity	27,093,210	34,849,025
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,920,705	11,888,230

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

Division	Purchases	Sales
Short-Term Income Class 2 Division:
Principal Pivot Series Variable Annuity	$14,470	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	79,296	59

SmallCap Blend Class 1 Division:
Premier Variable	$78,482	$48,747
Principal Freedom Variable Annuity	210,511	456,841
Principal Freedom Variable Annuity 2	40,409	79,841
The Principal Variable Annuity	2,346,358	6,142,992
The Principal Variable Annuity with Purchase Payment Credit Rider	50,846	327,194
Principal Investment Plus Variable Annuity	2,853,007	315,933
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	347,349	158,556

SmallCap Growth II Class 1 Division:
Premier Variable	$37,796	$120,807
Principal Freedom Variable Annuity	28,453	76,978
Principal Freedom Variable Annuity 2	2,480	1,197
The Principal Variable Annuity	951,026	4,724,484
The Principal Variable Annuity with Purchase Payment Credit Rider	7,653	136,144
Principal Investment Plus Variable Annuity	1,995,935	2,512,886
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	220,677	958,772

SmallCap Growth II Class 2 Division:
Principal Pivot Series Variable Annuity	$6,511	$6
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

SmallCap Value I Class 1 Division:
Premier Variable	$90,996	$112,224
Principal Freedom Variable Annuity 2	24,531	21,199
The Principal Variable Annuity	4,636,012	6,595,406
The Principal Variable Annuity with Purchase Payment Credit Rider	45,152	357,480
Principal Investment Plus Variable Annuity	11,445,377	12,257,547
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,206,181	5,115,583

SmallCap Value I Class 2 Division:
Principal Pivot Series Variable Annuity	$29,378	$12
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	$2,519,744	$2,455,641
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	901,812	854,113

T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	$10,534,270	$6,143,590
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,009,753	3,368,389

Templeton Global Bond VIP Class 4 Division:
Principal Pivot Series Variable Annuity	$15,002	$74
Principal Pivot Series Variable Annuity with Liquidity Max Rider	53,414	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

Division	Purchases	Sales
Templeton Growth VIP Class 2 Division:
Principal Freedom Variable Annuity	$66,409	$137,901

Van Eck Global Hard Assets Class S Division:
The Principal Variable Annuity	$686,509	$1,099,713
The Principal Variable Annuity with Purchase Payment Credit Rider	728	17,603
Principal Investment Plus Variable Annuity	2,083,173	1,924,861
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	283,391	284,680
Principal Pivot Series Variable Annuity	96,889	32
Principal Pivot Series Variable Annuity with Liquidity Max Rider	12,864	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions

AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	31,807	47,758	46,073	36,011
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,744	27,400	14,481	16,029

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	11,477	7,185	17,834	417
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	113,956	39,887	57,039	30
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24,787	7,908	21,270	1,026

American Century VP Capital Appreciation Class I Division:
Principal Investment Plus Variable Annuity	230,626	31,775	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	74,933	32,480	—	—

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	9,549	29,998	11,636	43,831
Principal Freedom Variable Annuity 2	3,953	478	499	275
The Principal Variable Annuity	24,011	126,769	141,847	189,862
The Principal Variable Annuity with Purchase Payment Credit Rider	78	6,454	960	57,836

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	933,410	1,508,391	1,590,495	1,479,340
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	77,157	687,048	324,114	572,917
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,583	—	—	—

American Century VP MidCap Value Class II Division:
The Principal Variable Annuity	33,670	30,094	44,860	37,733
The Principal Variable Annuity with Purchase Payment Credit Rider	20	4,345	4,006	3,832
Principal Investment Plus Variable Annuity	84,920	37,853	71,395	62,199
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,450	17,600	14,649	1,316

American Century VP Ultra Class I Division:
The Principal Variable Annuity	14,519	58,530	40,018	86,908
The Principal Variable Annuity with Purchase Payment Credit Rider	---	4,420	1,254	19,873

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	369,714	804,296	321,488	1,094,339
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	37,632	381,737	17,808	462,250

American Century VP Value Class II Division:
The Principal Variable Annuity	79,127	233,617	159,697	294,539
The Principal Variable Annuity with Purchase Payment Credit Rider	720	26,366	2,559	126,260
Principal Pivot Series Variable Annuity	2,093	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,385	—	—	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division:
Principal Pivot Series Variable Annuity	7,327	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,798	—	—	—

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
The Principal Variable Annuity	11,077	1,699	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
Principal Pivot Series Variable Annuity	798	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

American Funds Insurance Series High-Income Bond Class 2 Division:
The Principal Variable Annuity	31,820	10,027	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
Principal Pivot Series Variable Annuity	3,056	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

American Funds Insurance Series Managed Risk International Fund Class P2 Division:
Principal Pivot Series Variable Annuity	1,897	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

American Funds Insurance Series New World Fund Class 2 Division:
The Principal Variable Annuity	17,429	671	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—

American Funds Insurance Series New World Fund Class 4 Division:
Principal Pivot Series Variable Annuity	5,772	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Balanced Class 1 Division:
Personal Variable	12,099	33,836	12,590	18,386
Premier Variable	143,248	178,933	239,363	280,348
The Principal Variable Annuity	41,599	177,907	87,048	268,554
The Principal Variable Annuity with Purchase Payment Credit Rider	204	8,329	1,517	36,917

Bond & Mortgage Securities Class 1 Division:
Personal Variable	9,341	28,745	7,845	3,415
Premier Variable	137,940	199,154	457,170	664,021
Principal Freedom Variable Annuity	40,860	60,236	26,341	71,009
Principal Freedom Variable Annuity 2	6,715	9,954	7,480	18,246
The Principal Variable Annuity	317,975	675,917	476,370	1,098,635
The Principal Variable Annuity with Purchase Payment Credit Rider	3,827	70,872	13,572	224,526
Principal Investment Plus Variable Annuity	739,215	1,089,990	985,508	1,120,891
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	76,856	509,568	190,388	480,547

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Calvert EAFE International Index Class F Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	593	—	—	—

Calvert Russell 2000 Small Cap Index Class F Division
Principal Pivot Series Variable Annuity	1,208	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	841	—	—	—

Calvert S&P MidCap 400 Index Class F Division:
Principal Pivot Series Variable Annuity	2,456	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,038	—	—	—

Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	3,420	1,690	1,258	—
The Principal Variable Annuity with Purchase Payment Credit Rider	167	442	421	—
Principal Investment Plus Variable Annuity	59,953	26,516	14,581	152
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,614	585	7,696	774

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	13,176,718	6,333,753	17,780,210	5,009,850
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,583,756	1,023,838	1,908,418	604,332
Principal Lifetime Income Solutions	82,089	142,995	1,589,704	151,583
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Diversified Balanced Managed Volatility Class 2 Division:
Principal Investment Plus Variable Annuity	6,414,941	342,414	64,506	34
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	442,869	50,954	—	—
Principal Lifetime Income Solutions	1,466,513	52,000	22,610	13
Principal Pivot Series Variable Annuity	743	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	44,630,770	11,290,992	55,597,020	6,793,866
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,514,870	1,115,165	4,758,787	803,317
Principal Lifetime Income Solutions	91,547	189,499	2,249,024	82,331
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Diversified Growth Managed Volatility Class 2 Division:
Principal Investment Plus Variable Annuity	11,620,242	619,952	309,245	180
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,158,656	181,215	25,639	20
Principal Lifetime Income Solutions	1,880,856	55,399	58,539	24
Principal Pivot Series Variable Annuity	2,641	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	7,244,955	3,165,366	6,565,483	2,415,060
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	251,987	176,002	548,855	287,042
Principal Lifetime Income Solutions	192,860	73,862	400,339	20,057

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Diversified International Class 1 Division:
Personal Variable	11,312	30,733	10,167	7,999
Premier Variable	71,509	200,863	148,103	242,862
Principal Freedom Variable Annuity	3,984	20,971	7,073	53,408
Principal Freedom Variable Annuity 2	6,771	11,591	7,483	12,070
The Principal Variable Annuity	242,883	754,308	349,317	928,518
The Principal Variable Annuity with Purchase Payment Credit Rider	3,670	59,705	8,549	225,503
Principal Investment Plus Variable Annuity	363,166	367,243	237,102	390,104
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	42,960	224,750	31,477	146,592

Diversified International Class 2 Division:
Principal Pivot Series Variable Annuity	2,773	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Dreyfus Investment Portfolio Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	71,968	63,463	63,566	52,654
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20,753	20,037	9,381	6,355

DWS Alternative Asset Allocation Class B Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

DWS Equity 500 Index Class B2 Division:
Principal Pivot Series Variable Annuity	1,704	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,079	—	—	—

DWS Small Mid Cap Value Class B Division:
The Principal Variable Annuity	2,295	17	2,422	1,356
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	32,430	1,124	7,832	26
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,467	699	4,006	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Equity Income Class 1 Division:
Premier Variable	39,296	50,758	40,003	13,628
The Principal Variable Annuity	283,778	944,386	612,812	1,214,354
The Principal Variable Annuity with Purchase Payment Credit Rider	3,025	59,782	5,403	301,254
Principal Investment Plus Variable Annuity	1,822,346	4,054,169	1,949,078	4,227,026
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	150,929	1,786,979	224,576	1,708,605

Equity Income Class 2 Division:
Principal Pivot Series Variable Annuity	5,846	1	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,088	—	—	—

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	110,980	439,435	201,796	581,531
The Principal Variable Annuity with Purchase Payment Credit Rider	1,325	20,363	4,402	95,858

Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	389,788	511,310	297,205	552,961
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,117	201,867	33,206	152,070
Principal Pivot Series Variable Annuity	9,899	1	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,595	—	—	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	70,388	297,369	212,859	477,606
The Principal Variable Annuity with Purchase Payment Credit Rider	2,059	23,779	2,312	137,872
Principal Investment Plus Variable Annuity	113,925	110,826	134,061	131,180
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,150	55,455	26,611	54,665

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	53,615	257,201	100,100	291,111
The Principal Variable Annuity with Purchase Payment Credit Rider	33	6,949	1,159	31,562

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	148,377	100,317	64,369	67,557
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	34,838	68,836	10,392	41,103

Fidelity VIP Mid Cap Service Class Division:
Principal Freedom Variable Annuity 2	6,676	—	—	—

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	180,264	101,276	129,801	89,195
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	18,885	29,418	25,384	34,958
Principal Pivot Series Variable Annuity	14,188	1	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,364	—	—	—

Fidelity VIP Overseas Service Class 2 Division:
Principal Investment Plus Variable Annuity	543,810	539,423	275,223	647,101
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	64,570	306,860	32,774	281,333
Principal Pivot Series Variable Annuity	155	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	295	—	—	—

Franklin Global Real Estate VIP Class 2 Division:
Principal Pivot Series Variable Annuity	1,516	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,418	—	—	—

Franklin Rising Dividends VIP Class 4 Division:
Principal Pivot Series Variable Annuity	989	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,916	—	—	—

Franklin Small Cap Value VIP Class 2 Division:
The Principal Variable Annuity	9,921	8,029	8,482	80
The Principal Variable Annuity with Purchase Payment Credit Rider	353	107	69	—
Principal Investment Plus Variable Annuity	53,173	46,097	96,587	64,964
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,437	11,652	17,196	13,835

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
The Principal Variable Annuity	5,805	1,608	2,670	21
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	205,487	172,073	106,295	166,496
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,336	129,616	10,347	74,614

Goldman Sachs VIT Mid Cap Value Service Shares Division:
Principal Pivot Series Variable Annuity	976	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	728	—	—	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
The Principal Variable Annuity	136	289	5,555	73
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	74,699	47,951	51,562	81,915
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,683	66,801	14,454	29,452

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
Principal Pivot Series Variable Annuity	488	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	—	12,053	6	3,520
Pension Builder Plus – Rollover IRA	—	39	—	42
Personal Variable	6,702	10,668	9,088	4,044
Premier Variable	143,540	208,680	340,833	423,903
Principal Freedom Variable Annuity	34,200	67,835	24,629	56,859
Principal Freedom Variable Annuity 2	4,662	9,544	5,115	5,573
The Principal Variable Annuity	571,823	1,585,012	787,654	2,481,389
The Principal Variable Annuity with Purchase Payment Credit Rider	6,529	109,802	15,180	304,855
Principal Investment Plus Variable Annuity	805,260	1,265,587	1,141,355	1,466,577
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	118,933	520,569	252,244	622,522

Government & High Quality Bond Class 2 Division:
Principal Pivot Series Variable Annuity	1,173	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	796	—	—	—

Guggenheim Floating Rate Strategies Series F Division:
Principal Pivot Series Variable Annuity	226	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,074	—	—	—

Guggenheim Investments Global Managed Futures Strategy Division:
Principal Pivot Series Variable Annuity	1,984	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Guggenheim Investments Long Short Equity Division:
Principal Pivot Series Variable Annuity	3,580	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	524	—	—	—

Guggenheim Investments Multi-Hedge Strategies Division:
Principal Pivot Series Variable Annuity	409	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	358	—	—	—

Guggenheim Macro Opportunities Series M Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

International Emerging Markets Class 1 Division:
Premier Variable	14,755	18,267	50,146	67,246
The Principal Variable Annuity	112,574	247,367	187,950	317,526
The Principal Variable Annuity with Purchase Payment Credit Rider	3,264	30,267	12,783	86,558
Principal Investment Plus Variable Annuity	237,683	215,155	243,804	206,059
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	28,257	114,896	48,464	73,008

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Invesco American Franchise Series I Division:
The Principal Variable Annuity	16,164	78,933	26,360	96,211
The Principal Variable Annuity with Purchase Payment Credit Rider	14	1,180	471	3,270

Invesco Balanced-Risk Allocation Series II Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Invesco Core Equity Series I Division:
The Principal Variable Annuity	80,693	316,964	73,745	377,704
The Principal Variable Annuity with Purchase Payment Credit Rider	80	859	25	23,323

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	80,899	139,007	204,498	186,215
The Principal Variable Annuity with Purchase Payment Credit Rider	893	8,206	2,265	21,428

Invesco Global Health Care Series II Division:
Principal Pivot Series Variable Annuity	6,479	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	427	—	—	—

Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	302,882	170,032	248,145	189,479
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	42,048	23,662	14,495	17,172

Invesco International Growth Series II Division:
Principal Pivot Series Variable Annuity	2,766	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	588	—	—	—

Invesco Mid Cap Growth Series I Division:
The Principal Variable Annuity	17,369	28,294	32,259	56,439
The Principal Variable Annuity with Purchase Payment Credit Rider	112	5,456	85	11,981

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	11,239	61,481	47,661	60,192
The Principal Variable Annuity with Purchase Payment Credit Rider	2	1,774	579	17,677
Principal Investment Plus Variable Annuity	53,854	52,241	35,908	45,934
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12,454	23,278	19,420	20,440

Invesco Technology Series I Division:
The Principal Variable Annuity	92,795	82,330	89,848	131,932
The Principal Variable Annuity with Purchase Payment Credit Rider	274	9,495	3,332	49,634

Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	38,007	57,523	51,698	78,589
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,060	28,076	22,913	22,407

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	22,438	121,380	91,461	218,296
The Principal Variable Annuity with Purchase Payment Credit Rider	598	3,156	1,806	19,308

Janus Aspen Flexible Bond Service Shares Division:
Principal Pivot Series Variable Annuity	2,408	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,825	—	—	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
LargeCap Blend II Class 1 Division:
The Principal Variable Annuity	100,077	484,921	248,250	669,357
The Principal Variable Annuity with Purchase Payment Credit Rider	1,832	62,958	2,883	224,311
Principal Investment Plus Variable Annuity	531,606	1,107,870	392,786	1,289,754
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	38,585	617,664	29,798	586,944
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

LargeCap Blend II Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

LargeCap Growth Class 1 Division:
Personal Variable	23,452	46,918	127,907	116,168
Premier Variable	933,973	1,047,935	1,029,535	1,090,870
The Principal Variable Annuity	36,529	198,939	56,530	280,709
The Principal Variable Annuity with Purchase Payment Credit Rider	381	5,289	2,016	11,560
Principal Investment Plus Variable Annuity	66,664	108,499	57,402	102,451
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,828	43,567	9,814	26,214

LargeCap Growth Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	591	—	—	—

LargeCap Growth I Class 1 Division:
Premier Variable	20,383	44,086	247,165	192,379
Principal Freedom Variable Annuity	2,907	18,504	6,848	18,401
Principal Freedom Variable Annuity 2	3,918	615	67	321
The Principal Variable Annuity	61,644	293,976	101,382	370,995
The Principal Variable Annuity with Purchase Payment Credit Rider	452	9,400	888	54,838
Principal Investment Plus Variable Annuity	66,683	44,835	70,277	51,441
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,886	32,892	6,784	19,750

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	78,341	103,055	204,267	127,823
Principal Freedom Variable Annuity	13,646	64,426	16,901	92,203
Principal Freedom Variable Annuity 2	12,557	15,731	15,701	16,923
The Principal Variable Annuity	195,145	710,188	360,582	777,913
The Principal Variable Annuity with Purchase Payment Credit Rider	490	27,123	3,108	178,405
Principal Investment Plus Variable Annuity	561,507	475,443	508,457	494,943
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	69,822	237,196	72,238	184,415

LargeCap Value Class 1 Division:
Bankers Flexible Annuity	—	3,653	—	3,817
Pension Builder Plus	50	15,269	4	13,655
Pension Builder Plus – Rollover IRA	—	9,806	781	309
Personal Variable	7,142	25,816	5,586	10,708
Premier Variable	72,897	242,157	165,907	263,892
Principal Freedom Variable Annuity	13,770	46,330	41,456	37,633
Principal Freedom Variable Annuity 2	11	1,753	1,978	6,394
The Principal Variable Annuity	47,045	282,621	97,513	359,150
The Principal Variable Annuity with Purchase Payment Credit Rider	295	9,483	1,932	30,659
Principal Investment Plus Variable Annuity	117,046	112,256	90,309	123,637
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,712	63,052	24,193	52,228

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
MFS VIT International Value Service Class Division:
Principal Pivot Series Variable Annuity	5,858	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	354	—	—	—

MFS VIT New Discovery Service Class Division:
The Principal Variable Annuity	19,365	17,556	21,364	2,685
The Principal Variable Annuity with Purchase Payment Credit Rider	581	454	477	65
Principal Investment Plus Variable Annuity	43,307	8,570	25,674	4,380
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,681	3,425	11,490	1,299

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	224,837	126,283	239,415	140,826
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	52,088	40,907	48,928	33,209
Principal Pivot Series Variable Annuity	11,274	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,748	—	—	—

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	63,970	47,445	149,382	67,707
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,752	6,147	21,732	14,202

MidCap Class 1 Division:
Personal Variable	9,089	28,270	8,592	5,197
Premier Variable	43,072	141,811	122,806	156,888
Principal Freedom Variable Annuity	3,420	31,278	13,544	62,553
Principal Freedom Variable Annuity 2	5,029	8,615	7,784	10,434
The Principal Variable Annuity	106,360	540,716	253,072	699,996
The Principal Variable Annuity with Purchase Payment Credit Rider	2,020	29,262	3,649	131,896
Principal Investment Plus Variable Annuity	205,013	421,152	303,209	492,587
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12,849	183,362	49,978	194,435

Money Market Class 1 Division:
Pension Builder Plus	—	657	6	8,358
Pension Builder Plus – Rollover IRA	—	—	—	—
Personal Variable	50,198	39,295	230,272	272,705
Premier Variable	2,793,612	2,260,325	2,445,022	2,595,321
Principal Freedom Variable Annuity	4,029	50,339	71,432	114,865
Principal Freedom Variable Annuity 2	290	4,280	360	12,500
The Principal Variable Annuity	755,485	1,096,247	1,198,478	1,979,507
The Principal Variable Annuity with Purchase Payment Credit Rider	(2,698)	48,870	14,747	192,450
Principal Investment Plus Variable Annuity	2,713,589	2,951,076	3,919,460	3,760,485
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	468,706	597,179	774,385	983,173
Principal Lifetime Income Solutions	23,121	13,826	128,316	128,316

Money Market Class 2 Division:
Principal Pivot Series Variable Annuity	29,505	7,703	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Neuberger Berman AMT Large Cap Value I Class Division:
Principal Investment Plus Variable Annuity	52,753	53,559	50,686	107,853
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,183	38,382	3,820	28,947

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Neuberger Berman AMT Small-Cap Growth S Class Division:
Principal Investment Plus Variable Annuity	34,440	52,624	40,460	64,174
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,989	35,872	14,958	33,792

Neuberger Berman AMT Socially Responsive I Class Division:
Principal Investment Plus Variable Annuity	51,342	120,597	44,908	103,743
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,346	33,917	18,583	32,859

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	36,352	17,036	36,653	4,329
The Principal Variable Annuity with Purchase Payment Credit Rider	197	473	416	—

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	105,927	69,340	235,730	206,943
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,820	20,839	50,880	56,064

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	311,483	194,141	712,231	631,534
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	42,682	49,837	133,961	292,490
Principal Pivot Series Variable Annuity	197	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,823	—	—	—

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	467,065	653,099	636,408	1,405,014
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	66,119	109,151	58,080	351,484
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,500	—	—	—

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	---	202	45	921
Principal Investment Plus Variable Annuity	188,783	188,602	232,162	139,651
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	37,512	45,447	69,523	29,550

Principal Capital Appreciation Class 2 Division:
Principal Pivot Series Variable Annuity	18,647	1	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	—	5,534	—	4,971
The Principal Variable Annuity	30,044	45,858	75,979	59,675
The Principal Variable Annuity with Purchase Payment Credit Rider	3,678	43	53	13,516
Principal Investment Plus Variable Annuity	120,737	283,587	158,283	300,102
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20,781	88,353	26,247	46,222

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	485	63,731	3,159	8,329
The Principal Variable Annuity	11,531	15,259	53,644	29,738
The Principal Variable Annuity with Purchase Payment Credit Rider	—	41	—	—
Principal Investment Plus Variable Annuity	193,043	306,577	301,419	456,139
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,913	142,138	9,096	193,399

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	8,309	24,697	3,875	37,695
The Principal Variable Annuity	22,058	104,753	119,487	68,041
The Principal Variable Annuity with Purchase Payment Credit Rider	—	39	172	19,058
Principal Investment Plus Variable Annuity	955,654	2,228,842	759,779	1,373,012
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	45,724	1,102,279	49,366	733,184

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	26,520	35,684	1	20,583
The Principal Variable Annuity	12,875	25,020	61,216	36,562
The Principal Variable Annuity with Purchase Payment Credit Rider	—	40	176	1,072
Principal Investment Plus Variable Annuity	215,217	298,170	215,285	354,717
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	39,815	72,247	49,070	91,173

Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	892	630	5,432	2,950
The Principal Variable Annuity	13,635	7,199	8,039	5,258
The Principal Variable Annuity with Purchase Payment Credit Rider	—	39	—	—
Principal Investment Plus Variable Annuity	152,495	77,089	96,844	141,963
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12,204	48,529	8,086	33,716

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	71	2,537	—	—
The Principal Variable Annuity	1,766	18,833	23,445	4,448
The Principal Variable Annuity with Purchase Payment Credit Rider	—	859	112	1,102
Principal Investment Plus Variable Annuity	73,861	41,245	44,696	31,575
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,803	26,779	8,688	24,415

Real Estate Securities Class 1 Division:
Premier Variable	41,489	21,416	64,242	62,431
Principal Freedom Variable Annuity 2	3,722	4,816	5,315	6,781
The Principal Variable Annuity	100,687	223,712	162,602	327,244
The Principal Variable Annuity with Purchase Payment Credit Rider	1,240	21,133	4,525	74,912
Principal Investment Plus Variable Annuity	181,581	153,534	206,555	135,243
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	40,022	62,774	40,309	48,096

Real Estate Securities Class 2 Division:
Principal Pivot Series Variable Annuity	14,613	1	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,275	—	—	—

Rydex Commodities Strategy Division:
Principal Pivot Series Variable Annuity	962	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	645	—	—	—

Rydex NASDAQ 100 Division:
Principal Pivot Series Variable Annuity	9,463	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
SAM Balanced Portfolio Class 1 Division:
Premier Variable	96,495	112,375	290,270	123,762
Principal Freedom Variable Annuity 2	14,989	23,820	8,615	29,013
The Principal Variable Annuity	504,346	921,128	3,205,300	1,231,305
The Principal Variable Annuity with Purchase Payment Credit Rider	8,776	102,422	81,388	191,783
Principal Investment Plus Variable Annuity	2,124,034	9,622,213	3,389,717	7,485,582
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	363,384	1,612,112	963,049	1,290,592

SAM Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	54,571	2	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,597	—	—	—

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	365	23,916	9,760	6,713
The Principal Variable Annuity	218,060	305,326	410,178	480,936
The Principal Variable Annuity with Purchase Payment Credit Rider	—	27,522	4,567	107,816
Principal Investment Plus Variable Annuity	1,233,331	2,250,567	1,884,950	1,651,000
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	227,008	347,807	279,633	417,709

SAM Conservative Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	24,371	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	30,751	2	—	—

SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	9,398	1,575	17,281	5,377
The Principal Variable Annuity	147,622	244,524	362,470	309,796
The Principal Variable Annuity with Purchase Payment Credit Rider	203	26,752	12,138	85,772
Principal Investment Plus Variable Annuity	1,079,221	491,083	832,190	367,146
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	196,964	169,169	244,396	143,547

SAM Conservative Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	44,683	2,796	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	924	—	—	—

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	881	37,816	6,146	7,561
The Principal Variable Annuity	545,432	576,852	837,618	901,167
The Principal Variable Annuity with Purchase Payment Credit Rider	2,652	54,528	79,931	394,026
Principal Investment Plus Variable Annuity	1,539,032	1,757,754	1,930,245	2,489,870
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	138,645	440,493	536,283	486,335

SAM Flexible Income Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	2,034	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	39,690	1	—	—

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	1,737	14,277	17,318	9,517
The Principal Variable Annuity	41,999	176,823	178,974	148,216
The Principal Variable Annuity with Purchase Payment Credit Rider	---	2,390	303	25,200
Principal Investment Plus Variable Annuity	657,215	253,966	467,440	276,397
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	273,867	214,514	267,701	104,841

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
SAM Strategic Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	63,135	2,782	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,514	—	—	—

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	16,758	41,521	17,829	38,792
Principal Freedom Variable Annuity 2	208	1,034	563	11,504
The Principal Variable Annuity	366,408	647,792	597,147	1,015,451
The Principal Variable Annuity with Purchase Payment Credit Rider	1,483	47,054	8,089	108,200
Principal Investment Plus Variable Annuity	2,174,462	2,910,705	2,864,928	3,011,502
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	154,153	992,944	469,223	870,923

Short-Term Income Class 2 Division:
Principal Pivot Series Variable Annuity	1,445	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	7,919	1	—	—

SmallCap Blend Class 1 Division:
Premier Variable	35,154	23,062	31,464	12,533
Principal Freedom Variable Annuity	4,050	16,455	7,384	25,857
Principal Freedom Variable Annuity 2	2,320	4,941	3,158	4,103
The Principal Variable Annuity	74,942	291,929	156,136	350,001
The Principal Variable Annuity with Purchase Payment Credit Rider	1,624	15,549	4,250	71,432
Principal Investment Plus Variable Annuity	139,739	15,014	64,450	24,056
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,013	7,535	31,053	5,186

SmallCap Growth II Class 1 Division:
Premier Variable	27,709	93,312	113,958	49,795
Principal Freedom Variable Annuity	2,050	4,583	2,971	9,486
Principal Freedom Variable Annuity 2	162	49	7	1,367
The Principal Variable Annuity	57,906	274,668	158,225	359,165
The Principal Variable Annuity with Purchase Payment Credit Rider	466	7,915	573	52,429
Principal Investment Plus Variable Annuity	121,324	149,412	181,535	128,150
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,414	57,007	27,254	42,460

SmallCap Growth II Class 2 Division:
Principal Pivot Series Variable Annuity	633	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

SmallCap Value I Class 1 Division:
Premier Variable	18,049	37,968	101,743	59,235
Principal Freedom Variable Annuity 2	82	1,264	1,988	4,499
The Principal Variable Annuity	35,423	176,933	116,718	253,459
The Principal Variable Annuity with Purchase Payment Credit Rider	345	9,590	2,945	69,991
Principal Investment Plus Variable Annuity	196,421	340,237	161,618	422,458
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20,700	141,995	24,796	157,951

SmallCap Value I Class 2 Division:
Principal Pivot Series Variable Annuity	2,840	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	124,080	113,695	128,910	138,317
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	44,408	39,545	30,008	22,221

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

	2014		2013
Division:	Purchases	Redemptions	Purchases	Redemptions
T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	233,425	158,823	235,820	133,971
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	66,692	87,079	95,654	80,797

Templeton Global Bond VIP Class 4 Division:
Principal Pivot Series Variable Annuity	1,520	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,412	—	—	—

Templeton Growth VIP Class 2 Division:
Principal Freedom Variable Annuity	2,480	5,891	2,002	14,236

Van Eck Global Hard Assets Class S Division:
The Principal Variable Annuity	45,291	72,470	29,404	61,413
The Principal Variable Annuity with Purchase Payment Credit Rider	48	1,160	166	5,288
Principal Investment Plus Variable Annuity	141,497	121,470	119,111	68,178
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,249	17,965	23,156	18,081
Principal Pivot Series Variable Annuity	12,646	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,679	—	—	—

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’ s account balance. Differences in the fee structures results in a variety of unit values, expense ratios, and total returns.

The Separate Account has presented the following disclosures for 2014, 2013, 2012, 2011, and 2010 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

				For the Year Ended December 31,
	December 31			Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division

AllianceBernstein Small Cap Growth Class A Division:
2014	194	$25.78 to $24.22	$4,945	–%	1.40% to 2.00%	(3.16)% to (3.77)%
2013	236	$26.62 to $25.17	$6,183	–%	1.40% to 2.00%	43.74% to 42.93%
2012	227	$18.52 to $17.61	$4,148	–%	1.25% to 1.85%	13.62% to 12.88%
2011	261	$16.30 to $15.60	$4,184	–%	1.25% to 1.85%	3.16% to 2.56%
2010	234	$15.80 to $15.21	$3,666	–%	1.25% to 1.85%	35.16% to 34.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ration

Division
AllianceBernstein Small/Mid Cap Value Class A Division:
2014	190	$12.26 to $12.12	$2,320	0.76%	1.30% to 2.00%	7.83% to 7.07%
2013 (8)	95	$11.37 to $11.32	$1,075	0.35%	1.30% to 2.00%	13.25% to 12.75%

American Century VP Capital Appreciation Class I Division:
2014 (10)	241.00	$10.80 to $10.75	$2,604	–%	1.40% to 2.00%	9.87% to 9.36%

American Century VP Income & Growth Class I Division:
2014	816	$18.42 to $16.14	$14,436	2.03%	0.85% to 1.90%	11.50% to 10.40%
2013	942	$16.52 to $14.62	$14,985	2.19%	0.85% to 1.90%	34.75% to 33.27%
2012	1,079	$12.26 to $10.97	$12,745	2.07%	0.85% to 1.85%	13.73% to 12.63%
2011	1,298	$10.78 to $9.74	$13,458	1.53%	0.85% to 1.85%	2.28% to 1.25%
2010	1,644	$10.54 to $9.62	$16,653	1.52%	0.85% to 1.85%	13.09% to 12.12%

American Century VP Inflation Protection Class II Division:
2014	5,003	$9.94 to $12.32	$65,192	1.26%	1.15% to 2.00%	(1.09)% to (1.23)%
2013	6,186	$12.87 to $12.17	$78,840	1.62%	1.40% to 2.00%	(9.68)% to (10.18)%
2012	6,324	$14.25 to $13.55	$89,160	2.43%	1.25% to 1.85%	6.03% to 5.37%
2011	6,219	$13.44 to $12.86	$82,771	4.11%	1.25% to 1.85%	10.44% to 9.73%
2010	7,137	$12.17 to $11.72	$86,144	1.68%	1.25% to 1.85%	3.75% to 3.17%

American Century VP Mid Cap Value Class II Division:
2014	280	$19.15 to $18.60	$5,329	1.02%	1.30% to 2.00%	14.74% to 13.90%
2013	229	$16.69 to $16.33	$3,815	1.05%	1.30% to 2.00%	28.29% to 27.48%
2012	200	$13.01 to $12.81	$2,592	1.87%	1.25% to 1.85%	14.73% to 14.07%
2011	157	$11.34 to $11.23	$1,776	1.30%	1.25% to 1.85%	(2.07)% to (2.69)%
2010 (5)	57	$11.58 to $11.54	$663	3.40%	1.25% to 1.85%	17.33% to 16.92%

American Century VP Ultra Class I Division:
2014	236	$15.69 to $14.46	$3,696	0.39%	1.30% to 1.90%	8.58% to 7.91%
2013	284	$14.45 to $13.40	$4,100	0.56%	1.30% to 1.90%	35.30% to 34.54%
2012	350	$10.68 to $9.96	$3,716	–%	1.25% to 1.85%	12.54% to 11.78%
2011	426	$9.49 to $8.91	$3,993	–%	1.25% to 1.85%	(0.21)% to (0.78)%
2010	526	$9.51 to $8.98	$4,935	0.55%	1.25% to 1.85%	14.58% to 13.96%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
American Century VP Ultra Class II Division:
2014	2,449	$18.45 to $17.34	$44,865	0.24%	1.40% to 2.00%	8.27% to 7.70%
2013	3,228	$17.04 to $16.10	$54,398	0.43%	1.40% to 2.00%	35.13% to 34.28%
2012	4,445	$12.61 to $11.99	$55,372	–%	1.25% to 1.85%	12.39% to 11.74%
2011	5,075	$11.22 to $10.73	$56,336	–%	1.25% to 1.85%	(0.36)% to (1.01)%
2010	5,256	$11.26 to $10.84	$58,641	0.36%	1.25% to 1.85%	14.31% to 13.75%

American Century VP Value Class II Division:
2014	859	$10.15 to $19.70	$18,211	1.39%	1.15% to 1.90%	(0.39)% to 10.74%
2013	1,035	$19.07 to $17.79	$19,713	1.49%	1.30% to 1.90%	29.82% to 29.10%
2012	1,294	$14.69 to $13.78	$18,873	1.75%	1.25% to 1.85%	13.09% to 12.40%
2011	1,634	$12.99 to $12.26	$20,924	1.86%	1.25% to 1.85%	(0.38)% to (0.97)%
2010	1,961	$13.04 to $12.38	$25,180	2.05%	1.25% to 1.85%	11.64% to 11.03%

American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division:
2014 (12)	10	$10.23 to $10.22	$104	6.39%	1.15% to 1.40%	(1.54)% to (1.64)%

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
2014 (11)	9	$10.23 to $10.20	$96	0.28%	1.30% to 1.90%	1.39% to 1.09%

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
2014 (12)	1	$9.86 to $9.85	$8	0.15%	1.15% to 1.40%	0.20% to 0.10%

American Funds Insurance Series High-Income Bond Class 2 Division:
2014 (11)	22	$9.69 to $9.65	$211	10.12%	1.30% to 1.90%	(3.20)% to (3.60)%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
2014 (12)	-	$9.91 to 9.90	$–	–%	1.15% to 1.40%	(1.10) to (1.20)%

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
2014 (12)	3	$9.78	$30	–%	1.15% to 1.40%	(1.61)% to (1.51)%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division:
2014 (11)	2	$9.43	$18	–%	1.15% to 1.40%	(3.870)%

American Funds Insurance Series New World Fund Class 2 Division:
2014 (12)	17	$9.09 to $9.06	$152	2.00%	1.30% to 1.90%	(9.55)% to (9.85)%

American Funds Insurance Series New World Fund Class 4 Division:
2014 (12)	6	$9.00	$52	7.63%	1.15% to 1.40%	(7.22)% to (7.12)%

Balanced Class 1 Division:
2014	2,167	$3.30 to $26.20	$34,954	1.72%	0.42% to 1.90%	8.36% to 6.76%
2013	2,369	$3.05 to $24.54	$36,507	1.78%	0.42% to 1.90%	18.98% to 17.30%
2012	2,633	$2.46 to $20.92	$35,867	2.04%	0.42% to 1.85%	12.33% to 10.92%
2011	2,890	$2.27 to $18.86	$36,779	2.30%	0.43% to 1.85%	3.62% to 2.17%
2010	3,334	$2.19 to $18.46	$42,696	2.76%	0.42% to 1.85%	13.15% to 11.54%

Bond & Mortgage Securities Class 1 Division:
2014	8,648	$2.83 to $21.83	$180,940	3.11%	0.44% to 2.00%	4.79% to 3.17%
2013	9,961	$2.70 to $21.16	$201,686	3.30%	0.40% to 2.00%	(1.27)% to (2.76)%
2012	11,477	$2.63 to $21.76	$236,260	3.77%	0.41% to 1.85%	6.86% to 5.58%
2011	12,019	$2.56 to $20.61	$235,718	0.10%	0.40% to 1.85%	6.63% to 5.10%
2010	13,628	$2.40 to $19.61	$253,669	5.27%	0.43% to 1.85%	11.19% to 9.61%

Calvert EAFE International Index Class F Division:
2014 (12)	1	$9.25	$5	26.28%	1.15% to 1.40%	(4.05)% to (3.95)%

Calvert Russell 2000 Small Cap Index Class F Division:
2014 (12)	2	$10.48 to $10.47	$21	2.65%	1.15% to 1.40%	1.45% to 1.36%

Calvert S&P MidCap 400 Index Class F Division:
2014 (12)	3	$10.23 to $10.22	$36	5.13%	1.15% to 1.40%	(0.100)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Delaware Small Cap Value Service Class Division:
2014	63	$11.88 to $11.75	$746	0.29%	1.30% to 2.00%	4.21% to 3.52%
2013 (8)	23	$11.40 to $11.35	$262	–%	1.30% to 2.00%	13.66% to 13.16%

Diversified Balanced Class 2 Division:
2014	71,134	$14.25 to $13.83	$1,011,135	0.89%	1.40% to 2.00%	5.95% to 5.33%
2013	63,792	$13.45 to $13.13	$856,504	0.33%	1.40% to 2.00%	11.43% to 10.80%
2012	48,279	$12.07 to $11.85	$581,720	0.96%	1.25% to 1.85%	8.35% to 7.73%
2011	29,822	$11.14 to $11.00	$331,823	0.96%	1.25% to 1.85%	(0.71)% to 1.66%
2010 (4)	15,601	$10.88 to $10.82	$169,723	–%	1.25% to 1.85%	7.94% to 7.34%

Diversified Balanced Managed Volatility Class 2 Division:
2014	7,967	$10.16 to $10.54	$84,544	0.01%	1.15% to 2.00%	(0.20)% to 4.77%
2013 (9)	87	$10.07 to $10.06	$877	–%	1.40% to 2.00%	0.90% to 0.80%

Diversified Growth Class 2 Division:
2014	189,924	$15.20 to $14.76	$2,881,637	0.96%	1.40% to 2.00%	6.29% to 5.73%
2013	154,283	$14.30 to $13.96	$2,202,298	0.45%	1.40% to 2.00%	16.45% to 15.75%
2012	99,357	$12.28 to $12.06	$1,218,656	0.85%	1.25% to 1.85%	10.23% to 9.54%
2011	67,150	$11.14 to $11.01	$747,474	0.75%	1.25% to 1.85%	(2.45)% to 0.36%
2010 (4)	29,374	$11.03 to $10.97	$323,912	–%	1.25% to 1.85%	9.10% to 8.51%

Diversified Growth Managed Volatility Class 2 Division:
2014	14,199	$10.14 to $10.61	$151,625	0.02%	1.15% to 2.00%	(0.39)% to 4.95%
2013 (9)	393	$10.12 to $10.11	$3,979	–%	1.40% to 2.00%	1.40% to 1.30%

Diversified Income Class 2 Division:
2014	14,292	$11.80 to $11.62	$168,519	0.56%	1.40% to 2.00%	5.36% to 4.78%
2013	10,017	$11.20 to $11.09	$112,081	0.11%	1.40% to 2.00%	6.77% to 6.12%
2012 (7)	5,225	$10.49 to $10.45	$54,791	–%	1.25% to 1.85%	4.38% to 3.98%

Diversified International Class 1 Division:
2014	6,681	$3.20 to $24.92	$154,009	2.17%	0.42% to 2.00%	(3.62)% to (5.14)%
2013	7,605	$3.32 to $26.27	$183,015	2.83%	0.42% to 2.00%	17.90% to 16.55%
2012	8,812	$2.70 to $22.54	$182,349	2.10%	0.38% to 1.85%	17.68% to 16.25%
2011	10,327	$2.39 to $19.39	$182,722	0.44%	0.44% to 1.85%	(10.58)% to (12.54)%
2010	11,979	$2.67 to $22.17	$237,656	2.09%	0.41% to 1.85%	13.25% to 11.63%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Diversified International Class 2 Division:
2014 (12)	3	$9.38 to $9.37	$26	–%	1.15% to 1.40%	(3.89)% to (4.00)%

Dreyfus Investment Portfolio Technology Growth Service Shares Division:
2014	226	$22.55 to $21.19	$5,041	–%	1.40% to 2.00%	5.13% to 4.49%
2013	217	$21.45 to $20.28	$4,605	–%	1.40% to 2.00%	30.71% to 30.00%
2012	203	$16.41 to $15.60	$3,300	–%	1.25% to 1.85%	13.96% to 13.21%
2011	191	$14.40 to $13.78	$2,726	–%	1.25% to 1.85%	(9.21)% to (9.70)%
2010	243	$15.86 to $15.26	$3,834	–%	1.25% to 1.85%	28.01% to 27.27%

DWS Alternative Asset Allocation Class B Division:
2014 (12)	-	$9.83 to $9.82	$–	–%	1.15% to 1.40%	(1.60)% to (1.70)%

DWS Equity 500 Index Class B2 Division:
2014 (12)	6	$10.25 to $10.24	$59	–%	1.15% to 1.40%	(0.490)%

DWS Small Mid Cap Value Class B Division:
2014	52	$10.09 to $11.68	$615	0.40%	1.15% to 2.00%	(0.69)% to 3.00%
2013 (8)	13	$11.39 to $11.34	$146	–%	1.30% to 2.00%	13.56% to 13.06%

Equity Income Class 1 Division:
2014	17,409	$1.97 to $14.25	$258,967	2.35%	0.27% to 2.00%	12.33% to 10.55%
2013	22,006	$1.75 to $12.89	$293,600	3.07%	0.33% to 2.00%	26.77% to 24.90%
2012	26,639	$1.38 to $10.32	$282,998	3.01%	0.38% to 1.85%	12.54% to 10.97%
2011	30,579	$1.23 to $9.30	$291,224	0.55%	0.54% to 1.85%	5.00% to 3.45%
2010	19,001	$1.17 to $8.99	$173,784	3.26%	0.29% to 1.85%	15.69% to 14.09%

Equity Income Class 2 Division:
2014 (12)	8	$10.23 to $10.22	$81	–%	1.15% to 1.40%	(0.970)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Fidelity VIP Contrafund Service Class Division:
2014	2,024	$23.79 to $21.86	$48,140	0.82%	1.30% to 1.90%	10.39% to 9.74%
2013	2,372	$21.55 to $19.92	$51,076	0.93%	1.30% to 1.90%	29.43% to 28.68%
2012	2,843	$16.65 to $15.48	$47,183	1.16%	1.25% to 1.85%	14.91% to 14.16%
2011	3,527	$14.49 to $13.56	$50,818	0.85%	1.25% to 1.85%	(3.85)% to (4.37)%
2010	4,237	$15.07 to $14.18	$63,341	1.05%	1.25% to 1.85%	15.66% to 14.91%

Fidelity VIP Contrafund Service Class 2 Division:
2014	2,435	$10.17 to $21.50	$55,142	0.72%	1.15% to 2.00%	(0.78)% to 9.47%
2013	2,712	$20.78 to $19.64	$55,840	0.81%	1.40% to 2.00%	29.23% to 28.45%
2012	3,087	$16.08 to $15.29	$49,175	1.10%	1.25% to 1.85%	14.69% to 14.02%
2011	3,365	$14.02 to $13.41	$46,781	0.80%	1.25% to 1.85%	(3.97)% to (4.56)%
2010	3,317	$14.60 to $14.05	$48,069	1.05%	1.25% to 1.85%	15.51% to 14.79%

Fidelity VIP Equity-Income Service Class 2 Division:
2014	2,117	$17.81 to $16.49	$37,544	2.56%	1.30% to 2.00%	7.03% to 6.32%
2013	2,399	$16.64 to $15.51	$39,708	2.19%	1.30% to 2.00%	26.25% to 25.38%
2012	2,825	$13.18 to $12.37	$36,953	2.78%	1.25% to 1.85%	15.61% to 14.96%
2011	3,357	$11.40 to $10.76	$37,791	2.15%	1.25% to 1.85%	(0.61)% to (1.19)%
2010	3,931	$11.47 to $10.89	$44,413	1.59%	1.25% to 1.85%	13.45% to 12.85%

Fidelity VIP Growth Service Class Division:
2014	1,037	$14.64 to $13.46	$15,185	0.09%	1.30% to 1.90%	9.75% to 9.16%
2013	1,248	$13.34 to $12.33	$16,637	0.18%	1.30% to 1.90%	34.48% to 33.59%
2012	1,469	$9.92 to $9.23	$14,548	0.47%	1.25% to 1.85%	13.11% to 12.42%
2011	1,711	$8.77 to $8.21	$14,924	0.24%	1.25% to 1.85%	(1.13)% to (1.68)%
2010	2,117	$8.87 to $8.35	$18,620	0.17%	1.25% to 1.85%	22.51% to 21.90%

Fidelity VIP Growth Service Class 2 Division:
2014	481	$19.87 to $18.67	$9,442	–%	1.40% to 2.00%	9.48% to 8.80%
2013	467	$18.15 to $17.16	$8,346	0.05%	1.40% to 2.00%	34.25% to 33.44%
2012	501	$13.52 to $12.86	$6,666	0.34%	1.25% to 1.85%	12.95% to 12.31%
2011	560	$11.97 to $11.45	$6,609	0.12%	1.25% to 1.85%	(1.24)% to (1.89)%
2010	666	$12.12 to $11.67	$7,988	0.03%	1.25% to 1.85%	22.30% to 21.56%

Fidelity VIP Mid Cap Service Class Division:
2014 (11)	7	$10.66	$71	0.32%	0.95%	5.75%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Fidelity VIP Mid Cap Service Class 2 Division:
2014	707	$10.06 to $24.37	$17,956	0.02%	1.15% to 2.00%	(0.20)% to 3.92%
2013	623	$24.80 to $23.45	$15,323	0.29%	1.40% to 2.00%	34.05% to 33.31%
2012	592	$18.50 to $17.59	$10,855	0.38%	1.25% to 1.85%	13.15% to 12.47%
2011	644	$16.35 to $15.64	$10,432	0.02%	1.25% to 1.85%	(11.95)% to (12.48)%
2010	693	$18.57 to $17.87	$12,784	0.14%	1.25% to 1.85%	26.93% to 26.20%

Fidelity VIP Overseas Service Class 2 Division:
2014	2,368	$9.43 to $15.11	$37,741	1.04%	1.15% to 2.00%	(3.38)% to (10.11)%
2013	2,605	$17.79 to $16.81	$45,762	1.10%	1.40% to 2.00%	28.54% to 27.74%
2012	3,226	$13.84 to $13.16	$44,060	1.80%	1.25% to 1.85%	19.00% to 18.35%
2011	3,580	$11.63 to $11.12	$41,148	1.29%	1.25% to 1.85%	(18.27)% to (18.83)%
2010	3,425	$14.23 to $13.70	$48,259	1.28%	1.25% to 1.85%	11.52% to 10.84%

Franklin Global Real Estate VIP Class 2 Division:
2014 (12)	4	$10.56 to $10.55	$42	–%	1.15% to 1.40%	1.05% to 0.96%

Franklin Rising Dividends VIP Class 4 Division:
2014 (12)	7	$10.34	$71	–%	1.15% to 1.40%	(0.390)%

Franklin Small Cap Value VIP Class 2 Division:
2014 (13)	191	$18.79 to $18.21	$3,577	0.62%	1.30% to 2.00%	(0.74)% to (1.41)%
2013	185	$18.93 to $18.47	$3,494	1.17%	1.30% to 2.00%	17.65% to 33.65%
2012	142	$14.07 to $13.82	$1,990	0.68%	1.25% to 1.85%	16.86% to 16.23%
2011	144	$12.04 to $11.89	$1,726	0.62%	1.25% to 1.85%	(4.90)% to (5.56)%
2010 (4)	35	$12.66 to $12.59	$447	0.42%	1.25% to 1.85%	23.75% to 23.07%

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
2014	770	$24.32 to $22.82	$18,543	0.99%	1.30% to 2.00%	12.07% to 11.32%
2013	842	$21.70 to $20.50	$18,015	0.83%	1.30% to 2.00%	10.55% to 30.32%
2012	964	$16.54 to $15.73	$15,718	1.12%	1.25% to 1.85%	17.06% to 16.35%
2011	1,108	$14.13 to $13.52	$15,462	0.75%	1.25% to 1.85%	(7.59)% to (8.09)%
2010	1,150	$15.29 to $14.71	$17,385	0.67%	1.25% to 1.85%	23.51% to 22.69%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Goldman Sachs VIT Mid Cap Value Service Shares Division:
2014 (12)	2	$10.25 to $10.24	$17	5.08%	1.15% to 1.40%	0.59% to 0.49%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
2014 (14)	382	$18.38 to $17.25	$6,978	0.76%	1.30% to 2.00%	5.57% to 4.86%
2013	417	$17.41 to $16.45	$7,164	0.99%	1.30% to 2.00%	14.16% to 32.98%
2012	457	$13.00 to $12.37	$5,868	1.15%	1.25% to 1.85%	11.40% to 10.74%
2011	535	$11.67 to $11.17	$6,184	0.80%	1.25% to 1.85%	(0.60)% to (1.15)%
2010	516	$11.74 to $11.30	$6,007	0.57%	1.25% to 1.85%	28.59% to 27.83%

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
2014 (12)	-	$10.62 to $10.61	$5	6.02%	1.15% to 1.40%	1.63% to 1.53%

Government & High Quality Bond Class 1 Division:
2014	12,521	$2.79 to $11.65	$141,359	3.77%	0.43% to 2.00%	4.64% to 2.92%
2013	14,619	$2.66 to $11.32	$159,944	3.86%	0.42% to 2.00%	(1.44)% to (2.83)%
2012	17,413	$2.58 to $11.65	$196,166	3.99%	0.40% to 1.85%	3.25% to 1.92%
2011	18,006	$2.61 to $11.43	$197,866	0.18%	0.39% to 1.85%	5.78% to 4.29%
2010	20,724	$2.47 to $10.96	$216,707	5.00%	0.44% to 1.85%	5.71% to 3.98%

Government & High Quality Bond Class 2 Division:
2014 (12)	2	$10.12	$20	–%	1.15% to 1.40%	0.00% to 0.10%

Guggenheim Floating Rate Strategies Series F Division
2014 (12)	1	$9.94 to $9.93	$13	–%	1.15% to 1.40%	(0.80)% to (0.90)%

Guggenheim Investments Global Managed Futures Strategy Division:
2014 (12)	2	$10.75 to $10.74	$21	–%	1.15% to 1.40%	5.50% to 5.40%

Guggenheim Investments Long Short Equity Division:
2014 (12)	4	$10.45 to $10.44	$43	–%	1.15% to 1.40%	2.96% to 2.86%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Guggenheim Investments Multi-Hedge Strategies Division:
2014 (12)	1	$10.26 to $10.25	$8	–%	1.15% to 1.40%	2.29% to 2.30%

Guggenheim Macro Opportunities Series M Division:
2014 (12)	-	$10.06 to $10.05	$–	–%	1.15% to 1.40%	–%

International Emerging Markets Class 1 Division:
2014	2,140	$3.62 to $29.20	$64,255	0.91%	0.41% to 2.00%	(4.15)% to (5.65)%
2013	2,369	$3.77 to $30.95	$74,988	2.37%	0.40% to 2.00%	(5.42)% to (6.47)%
2012	2,577	$3.99 to $33.09	$86,313	1.30%	0.37% to 1.85%	20.29% to 18.60%
2011	2,866	$3.32 to $27.90	$80,663	0.26%	0.44% to 1.85%	(17.77)% to (19.01)%
2010	3,189	$4.03 to $34.45	$108,919	1.25%	0.41% to 1.85%	18.76% to 17.10%

Invesco American Franchise Series I Division:
2014	321	$14.33 to $14.10	$4,607	0.04%	1.30% to 1.90%	7.02% to 6.33%
2013	385	$13.39 to $13.26	$5,160	0.43%	1.30% to 1.90%	38.33% to 37.55%
2012 (6)	458	$9.68 to $9.64	$4,432	–%	1.25% to 1.85%	(3.30)% to (3.70)%

Invesco Balanced-Risk Allocation Series II Division:
2014 (12)	-	$10.08	$–	–%	1.15% to 1.40%	(0.690)%

Invesco Core Equity Series I Division:
2014	1,369	$15.70 to $14.42	$21,497	0.83%	1.30% to 1.90%	6.73% to 6.11%
2013	1,606	$14.71 to $13.59	$23,623	1.34%	1.30% to 1.90%	27.69% to 26.77%
2012	1,934	$11.52 to $10.72	$22,263	0.95%	1.25% to 1.85%	12.39% to 11.78%
2011	2,296	$10.25 to $9.59	$23,462	0.93%	1.25% to 1.85%	(1.25)% to (1.84)%
2010	2,686	$10.38 to $9.77	$27,717	0.95%	1.25% to 1.85%	8.12% to 7.48%

Invesco Global Health Care Series I Division:
2014	485	$22.51 to $20.74	$10,917	–%	1.30% to 1.90%	18.10% to 17.37%
2013	551	$19.06 to $17.67	$10,479	0.69%	1.30% to 1.90%	38.82% to 37.94%
2012	551	$13.73 to $12.81	$7,547	–%	1.25% to 1.85%	19.39% to 18.72%
2011	592	$11.50 to $10.79	$6,751	–%	1.25% to 1.85%	2.68% to 1.98%
2010	663	$11.20 to $10.58	$7,323	–%	1.25% to 1.85%	3.99% to 3.42%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Invesco Global Health Care Series II Division:
2014 (12)	7	$10.34 to $10.33	$71	–%	1.15% to 1.40%	0.39%

Invesco International Growth Series I Division:
2014	943	$11.10 to $10.67	$10,425	1.67%	1.40% to 2.00%	(1.07)% to (1.66)%
2013	791	$11.22 to $10.85	$8,853	1.35%	1.40% to 2.00%	17.61% to 16.92%
2012	735	$9.54 to $9.28	$6,999	1.65%	1.25% to 1.85%	14.25% to 13.59%
2011	700	$8.35 to $8.17	$5,831	1.58%	1.25% to 1.85%	(7.73)% to (8.20)%
2010	503	$9.05 to $8.90	$4,542	2.48%	1.25% to 1.85%	11.45% to 10.70%

Invesco International Growth Series II Division:
2014 (12)	3	$9.61 to $9.60	$32	–%	1.15% to 1.40%	(3.12)% to (3.23)%

Invesco Mid Cap Growth Series I Division:
2014	110	$14.13 to $13.90	$1,554	–%	1.30% to 1.90%	6.64% to 5.95%
2013	126	$13.25 to $13.12	$1,672	0.39%	1.30% to 1.90%	35.34% to 34.56%
2012 (6)	162	$9.79 to $9.75	$1,589	–%	1.25% to 1.85%	(2.59)% to (2.99)%

Invesco Small Cap Equity Series I Division:
2014	408	$23.03 to $21.61	$9,327	–%	1.30% to 2.00%	1.05% to 0.37%
2013	469	$22.79 to $21.53	$10,623	0.01%	1.30% to 2.00%	35.74% to 34.82%
2012	510	$16.79 to $15.97	$8,502	–%	1.25% to 1.85%	12.46% to 11.83%
2011	592	$14.93 to $14.28	$8,774	–%	1.25% to 1.85%	(1.97)% to (2.59)%
2010	498	$15.23 to $14.66	$7,524	–%	1.25% to 1.85%	27.02% to 26.27%

Invesco Technology Series I Division:
2014	411	$9.18 to $8.46	$3,772	–%	1.30% to 1.90%	9.68% to 9.02%
2013	410	$8.37 to $7.76	$3,426	–%	1.30% to 1.90%	23.45% to 22.78%
2012	498	$6.78 to $6.32	$3,350	–%	1.25% to 1.85%	9.89% to 9.15%
2011	591	$6.17 to $5.79	$3,591	0.17%	1.25% to 1.85%	(6.23)% to (6.76)%
2010	772	$6.58 to $6.21	$4,981	–%	1.25% to 1.85%	19.85% to 19.19%

Invesco Value Opportunities Series I Division:
2014	360	$15.00 to $14.09	$5,348	1.37%	1.40% to 2.00%	5.19% to 4.53%
2013	401	$14.26 to $13.48	$5,666	1.46%	1.40% to 2.00%	32.04% to 31.13%
2012	428	$10.80 to $10.28	$4,582	1.43%	1.25% to 1.85%	16.13% to 15.64%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Janus Aspen Enterprise Service Shares Division:
2014	643	$14.79 to $13.59	$9,503	0.03%	1.30% to 1.90%	10.79% to 10.13%
2013	744	$13.35 to $12.34	$9,931	0.36%	1.30% to 1.90%	30.37% to 29.62%
2012	889	$10.24 to $9.52	$9,083	–%	1.25% to 1.85%	15.45% to 14.84%
2011	1,085	$8.87 to $8.29	$9,564	–%	1.25% to 1.85%	(2.85)% to (3.49)%
2010	1,395	$9.13 to $8.59	$12,638	–%	1.25% to 1.85%	24.05% to 23.24%

Janus Aspen Flexible Bond Service Shares Division:
2014 (12)	7	$10.05 to $10.04	$73	4.49%	1.15% to 1.40%	(0.10)% to (0.20)%

LargeCap Blend II Class 1 Division:
2014	6,148	$19.43 to $17.99	$118,691	1.24%	1.30% to 2.00%	9.84% to 9.10%
2013	7,750	$17.69 to $16.49	$135,701	1.41%	1.30% to 2.00%	29.79% to 28.93%
2012	9,846	$13.63 to $12.79	$132,633	1.29%	1.25% to 1.85%	13.77% to 13.09%
2011	11,823	$11.98 to $11.31	$139,819	0.03%	1.25% to 1.85%	(1.40)% to (1.99)%
2010	13,116	$12.15 to $11.54	$157,179	2.47%	1.25% to 1.85%	11.88% to 11.18%

LargeCap Blend II Class 2 Division:
2014 (12)	-	$10.13 to $10.12	$–	–%	1.15% to 1.40%	(0.690)%

LargeCap Growth Class 1 Division:
2014	3,191	$3.31 to $26.85	$53,469	0.54%	0.41% to 2.00%	10.65% to 8.92%
2013	3,571	$2.99 to $24.65	$55,522	1.44%	0.42% to 2.00%	33.35% to 31.40%
2012	3,916	$2.16 to $18.76	$48,013	0.29%	0.41% to 1.85%	16.10% to 14.67%
2011	4,423	$1.93 to $16.36	$47,766	–%	0.44% to 1.85%	(4.63)% to (5.98)%
2010	5,184	$2.02 to $17.40	$59,163	0.06%	0.42% to 1.85%	17.88% to 16.23%

LargeCap Growth Class 2 Division:
2014 (12)	1	$10.12 to $10.11	$6	–%	1.15% to 1.40%	(0.39)% to (0.49)%

LargeCap Growth I Class 1 Division:
2014	2,292	$2.07 to $50.32	$109,226	0.12%	0.41% to 2.00%	8.16% to 6.47%
2013	2,572	$1.91 to $47.26	$114,518	0.38%	0.40% to 2.00%	35.57% to 33.54%
2012	2,847	$1.41 to $35.39	$97,185	0.07%	0.44% to 1.85%	15.89% to 14.23%
2011	3,256	$1.22 to $30.98	$97,585	–%	0.44% to 1.85%	(0.74)% to (2.15)%
2010	3,814	$1.23 to $31.66	$116,970	0.13%	0.53% to 1.85%	19.10% to 17.43%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
LargeCap S&P 500 Index Class 1 Division:
2014	6,500	$1.99 to $14.77	$102,363	1.24%	0.37% to 2.00%	12.81% to 11.05%
2013	7,202	$1.76 to $13.30	$101,189	1.22%	0.40% to 2.00%	31.49% to 29.50%
2012	7,893	$1.34 to $10.27	$85,828	1.07%	0.41% to 1.85%	15.02% to 13.36%
2011	9,228	$1.17 to $9.06	$88,077	0.05%	0.50% to 1.85%	1.31% to (0.11)%
2010	10,207	$1.15 to $9.07	$96,644	1.44%	0.21% to 1.85%	14.19% to 12.67%

LargeCap Value Class 1 Division:
2014	3,695	$61.32 to $36.55	$91,487	2.20%	0.09% to 2.00%	10.64% to 8.97%
2013	4,234	$4.78 to $33.54	$95,526	2.52%	0.43% to 2.00%	30.28% to 28.36%
2012	4,706	$3.51 to $26.13	$84,330	1.26%	0.42% to 1.85%	17.82% to 16.39%
2011	5,519	$36.07 to $22.45	$83,241	–%	0.31% to 1.85%	0.69% to (0.66)%
2010	6,439	$35.82 to $22.60	$97,515	1.77%	0.29% to 1.85%	13.54% to 11.99%

MFS VIT International Value Service Class Division:
2014 (12)	6	$9.83	$61	–%	1.15% to 1.40%	(2.090)%

MFS VIT New Discovery Service Class Division:
2014	88	$10.81 to $10.69	$944	–%	1.30% to 2.00%	(8.70)% to (9.33)%
2013 (8)	51	$11.84 to $11.79	$598	–%	1.30% to 2.00%	17.00% to 16.50%

MFS VIT Utilities Service Class Division:
2014	550	$9.80 to $21.85	$12,181	2.02%	1.15% to 2.00%	(2.68)% to 10.24%
2013	425	$20.38 to $19.82	$8,631	2.03%	1.40% to 2.00%	18.70% to 17.98%
2012	311	$17.17 to $16.80	$5,324	6.80%	1.25% to 1.85%	11.78% to 11.11%
2011	212	$15.36 to $15.12	$3,243	3.24%	1.25% to 1.85%	5.21% to 4.56%
2010	111	$14.60 to $14.46	$1,619	2.09%	1.25% to 1.85%	12.05% to 11.40%

MFS VIT Value Service Class Division:
2014	238	$21.83 to $21.10	$5,175	1.34%	1.40% to 2.00%	8.66% to 7.98%
2013	222	$20.09 to $19.54	$4,442	1.11%	1.40% to 2.00%	33.84% to 33.02%
2012	133	$15.01 to $14.69	$1,987	1.32%	1.25% to 1.85%	14.41% to 13.79%
2011	114	$13.12 to $12.91	$1,498	1.29%	1.25% to 1.85%	(1.65)% to (2.27)%
2010	109	$13.34 to $13.21	$1,459	1.08%	1.25% to 1.85%	9.79% to 9.17%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
MidCap Class 1 Division:
2014	5,671	$9.46 to 74.89	$389,291	0.51%	0.40% to 2.00%	12.51% to 10.75%
2013	6,669	$8.41 to $67.62	$412,319	1.44%	0.43% to 2.00%	33.37% to 31.38%
2012	7,660	$6.06 to $51.47	$362,857	0.87%	0.42% to 1.85%	18.68% to 17.24%
2011	8,881	$5.30 to $43.90	$355,563	–%	0.44% to 1.85%	7.84% to 6.32%
2010	10,174	$4.92 to $41.29	$378,975	2.61%	0.44% to 1.85%	23.58% to 21.84%

Money Market Class 1 Division:
2014	6,700	$0.00 to $12.33	$55,230	–%	0.00% to 2.00%	(100.00)% to (1.99)%
2013	6,956	$2.42 to $12.58	$65,639	–%	0.00% to 2.00%	(1.00)% to (1.87)%
2012	8,221	$2.19 to $12.82	$81,007	–%	0.00% to 1.85%	(1.49)% to (1.84)%
2011	9,682	$2.47 to $13.06	$101,686	–%	0.00% to 1.85%	(0.99)% to (1.88)%
2010	10,709	$1.70 to $13.31	$115,064	–%	0.40% to 1.85%	(0.42)% to (1.84)%

Money Market Class 2 Division:
2014 (12)	22	$9.97 to $9.96	$217	–%	1.15% to 1.40%	(0.100)%

Neuberger Berman AMT Large Cap Value I Class Division:
2014	276	$19.13 to $17.98	$5,241	0.72%	1.40% to 2.00%	8.32% to 7.66%
2013	312	$17.66 to $16.70	$5,443	1.11%	1.40% to 2.00%	29.38% to 28.66%
2012	394	$13.65 to $12.98	$5,317	0.41%	1.25% to 1.85%	15.19% to 14.46%
2011	396	$11.85 to $11.34	$4,642	–%	1.25% to 1.85%	(12.48)% to (12.97)%
2010	395	$13.54 to $13.03	$5,296	0.62%	1.25% to 1.85%	14.26% to 13.50%

Neuberger Berman AMT Small Cap Growth S Class Division:
2014	206	$15.17 to $14.25	$3,088	–%	1.40% to 2.00%	2.02% to 1.42%
2013	256	$14.87 to $14.05	$3,748	–%	1.40% to 2.00%	43.95% to 43.08%
2012	299	$10.33 to $9.82	$3,038	–%	1.25% to 1.85%	7.49% to 6.74%
2011	321	$9.61 to $9.20	$3,046	–%	1.25% to 1.85%	(2.34)% to (2.85)%
2010	330	$9.84 to $9.47	$3,211	–%	1.25% to 1.85%	18.13% to 17.49%

Neuberger Berman AMT Socially Responsive I Class Division:
2014	290	$21.13 to $19.86	$6,077	0.35%	1.40% to 2.00%	8.81% to 8.23%
2013	387	$19.42 to $18.35	$7,439	0.68%	1.40% to 2.00%	35.80% to 34.93%
2012	460	$14.30 to $13.60	$6,518	0.23%	1.25% to 1.85%	9.66% to 8.97%
2011	495	$13.04 to $12.48	$6,401	0.35%	1.25% to 1.85%	(4.33)% to (4.88)%
2010	470	$13.63 to $13.12	$6,359	0.04%	1.25% to 1.85%	21.37% to 20.59%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Oppenheimer Main Street Small Cap Service Shares Division:
2014	52	$12.71 to $12.59	$658	0.67%	1.30% to 1.90%	10.23% to 9.57%
2013 (10)	33	$11.53 to $11.49	$378	0.06%	1.30% to 1.90%	15.07% to 14.67%

PIMCO All Asset Administrative Class Division:
2014	366	$14.38 to $13.90	$5,247	5.21%	1.40% to 2.00%	(0.90)% to (1.56)%
2013	346	$14.51 to $14.12	$4,994	4.45%	1.40% to 2.00%	(1.09)% to (1.60)%
2012	322	$14.67 to $14.35	$4,703	5.79%	1.25% to 1.85%	13.54% to 12.81%
2011	201	$12.92 to $12.72	$2,597	6.77%	1.25% to 1.85%	0.70% to 0.08%
2010	234	$12.83 to $12.71	$2,994	9.57%	1.25% to 1.85%	11.66% to 11.00%

PIMCO High Yield Administrative Class Division:
2014	1,160	$9.88 to $13.45	$16,015	5.25%	1.15% to 2.00%	(1.20)% to 1.28%
2013	1,048	$13.60 to $13.28	$14,204	5.56%	1.40% to 2.00%	4.37% to 3.75%
2012	1,126	$13.03 to $12.80	$14,597	5.82%	1.25% to 1.85%	12.91% to 12.18%
2011	1,338	$11.54 to $11.41	$15,396	6.67%	1.25% to 1.85%	2.03% to 1.51%
2010 (4)

PIMCO Total Return Administrative Class Division:
2014	2,330	$10.11 to $12.13	$29,159	2.19%	1.15% to 2.00%	(0.30)% to 2.19%
2013	2,556	$12.21 to $11.87	$31,116	2.20%	1.40% to 2.00%	(3.17)% to (3.81)%
2012	3,618	$12.61 to $12.34	$45,490	2.48%	1.25% to 1.85%	8.24% to 7.59%
2011	2,292	$11.65 to $11.47	$26,662	2.60%	1.25% to 1.85%	2.28% to 1.68%
2010	1,460	$11.39 to $11.28	$16,609	2.31%	1.25% to 1.85%	6.75% to 6.11%

Principal Capital Appreciation Class 1 Division:
2014	1,161	$16.48 to $15.35	$18,505	3.13%	0.95% to 2.00%	11.35% to 10.19%
2013	1,169	$14.80 to $13.93	$16,817	6.72%	0.95% to 2.00%	31.44% to 30.19%
2012	1,038	$11.26 to $10.70	$11,418	1.13%	0.95% to 1.85%	12.71% to 11.69%
2011	936	$9.99 to $9.58	$9,164	–%	0.95% to 1.85%	(0.79)% to (1.64)%
2010	754	$10.07 to $9.74	$7,466	1.80%	0.95% to 1.85%	14.30% to 13.26%

Principal Capital Appreciation Class 2 Division:
2014 (12)	19	$10.32 to $10.31	$192	–%	1.15% to 1.40%	(0.290)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Principal LifeTime Strategic Income Class 1 Division:
2014	1,565	$12.74 to $13.18	$21,738	2.51%	0.95% to 2.00%	3.58% to 2.49%
2013	1,813	$12.30 to $12.86	$24,406	2.72%	0.95% to 2.00%	4.15% to 3.21%
2012	1,977	$11.81 to $12.46	$25,654	1.77%	0.95% to 1.85%	8.65% to 7.60%
2011	2,070	$10.87 to $11.58	$24,819	3.13%	0.95% to 1.85%	2.45% to 1.58%
2010	2,070	$10.61 to $11.40	$24,280	4.80%	0.95% to 1.85%	10.29% to 9.20%

Principal LifeTime 2010 Class 1 Division:
2014	2,223	$13.54 to $14.39	$33,743	2.17%	0.95% to 2.00%	3.83% to 2.71%
2013	2,531	$13.04 to $14.01	$36,994	2.38%	0.95% to 2.00%	9.76% to 8.77%
2012	2,851	$11.88 to $12.88	$38,033	1.90%	0.95% to 1.85%	10.82% to 9.71%
2011	3,124	$10.72 to $11.74	$37,726	2.71%	0.95% to 1.85%	0.47% to (0.42)%
2010	3,413	$10.67 to $11.79	$41,055	4.30%	0.95% to 1.85%	12.79% to 11.86%

Principal LifeTime 2020 Class 1 Division:
2014	8,649	$14.43 to $15.81	$143,695	2.31%	0.95% to 2.00%	4.72% to 3.60%
2013	11,078	$13.78 to $15.26	$176,094	2.14%	0.95% to 2.00%	14.93% to 13.88%
2012	12,377	$11.99 to $13.40	$171,673	1.71%	0.95% to 1.85%	13.65% to 12.61%
2011	13,310	$10.55 to $11.90	$163,065	2.49%	0.95% to 1.85%	(1.95)% to (2.86)%
2010	14,045	$10.76 to $12.25	$176,256	3.85%	0.95% to 1.85%	13.86% to 12.90%

Principal LifeTime 2030 Class 1 Division:
2014	4,403	$14.51 to $15.89	$73,233	2.15%	0.95% to 2.00%	5.07% to 3.99%
2013	4,540	$13.81 to $15.28	$72,233	1.94%	0.95% to 2.00%	17.93% to 16.73%
2012	4,718	$11.71 to $13.09	$63,923	1.60%	0.95% to 1.85%	14.47% to 13.43%
2011	4,956	$10.23 to $11.54	$58,812	1.96%	0.95% to 1.85%	(3.12)% to (3.99)%
2010	5,131	$10.56 to $12.02	$63,026	2.32%	0.95% to 1.85%	14.29% to 13.29%

Principal LifeTime 2040 Class 1 Division:
2014	833	$14.83 to $16.53	$14,504	2.00%	0.95% to 2.00%	5.25% to 4.09%
2013	787	$14.09 to $15.88	$13,053	1.57%	0.95% to 2.00%	21.26% to 20.21%
2012	852	$11.62 to $13.21	$11,702	1.57%	0.95% to 1.85%	15.62% to 14.57%
2011	874	$10.05 to $11.53	$10,412	1.61%	0.95% to 1.85%	(4.10)% to (5.02)%
2010	869	$10.48 to $12.14	$10,823	2.23%	0.95% to 1.85%	14.79% to 13.78%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Principal LifeTime 2050 Class 1 Division:
2014	493	$14.83 to $16.61	$8,618	2.19%	0.95% to 2.00%	5.18% to 4.07%
2013	501	$14.10 to $15.96	$8,354	1.58%	0.95% to 2.00%	22.61% to 21.46%
2012	486	$11.50 to $13.14	$6,618	1.45%	0.95% to 1.85%	16.04% to 14.96%
2011	470	$9.91 to $11.43	$5,533	1.50%	0.95% to 1.85%	(4.89)% to (5.69)%
2010	469	$10.42 to $12.12	$5,830	2.13%	0.95% to 1.85%	15.14% to 14.02%

Real Estate Securities Class 1 Division:
2014	1,761	$4.86 to $47.70	$87,932	1.59%	0.38% to 2.00%	32.26% to 30.19%
2013	1,880	$3.67 to $36.64	$72,398	1.29%	0.49% to 2.00%	3.66% to 2.15%
2012	2,051	$3.54 to $35.87	$76,907	1.40%	0.48% to 1.85%	16.68% to 15.00%
2011	2,278	$3.04 to $31.19	$73,765	–%	0.66% to 1.85%	8.48% to 6.92%
2010	2,507	$2.80 to $29.17	$75,755	2.99%	0.67% to 1.85%	25.17% to 23.44%

Real Estate Securities Class 2 Division:
2014 (12)	16	$11.39 to $11.38	$181	–%	1.15% to 1.40%	3.45% to 3.36%

Rydex Commodities Strategy Division:
2014 (12)	2	$7.08 to $7.07	$11	–%	1.15% to 1.40%	(20.00)% to (20.11)%

Rydex NASDAQ 100 Division:
2014 (12)	9	$10.28	$97	–%	1.15% to 1.40%	(1.340)%

SAM Balanced Portfolio Class 1 Division:
2014	49,402	$2.02 to $13.39	$687,748	2.66%	0.48% to 2.00%	6.37% to 4.69%
2013	58,685	$1.90 to $12.79	$775,903	2.43%	0.57% to 2.00%	15.50% to 15.54%
2012	61,098	$11.65 to $11.07	$697,358	0.69%	0.95% to 1.85%	11.70% to 10.70%
2011	64,434	$10.43 to $10.00	$660,873	2.77%	0.95% to 1.85%	0.00% to (0.89)%
2010	66,480	$10.43 to $10.09	$684,067	3.60%	0.95% to 1.85%	12.51% to 11.49%

SAM Balanced Portfolio Class 2 Division:
2014 (12)	63	$10.04 to $10.03	$634	–%	1.15% to 1.40%	(0.69)% to (0.79)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
SAM Conservative Balanced Portfolio Class 1 Division:
2014	12,217	$14.22 to $13.25	$168,582	2.97%	0.95% to 2.00%	5.18% to 4.17%
2013	13,493	$13.52 to $12.72	$177,876	2.87%	0.95% to 2.00%	10.46% to 9.37%
2012	13,568	$12.24 to $11.63	$162,474	0.82%	0.95% to 1.85%	10.17% to 9.20%
2011	14,050	$11.11 to $10.65	$153,302	3.19%	0.95% to 1.85%	1.37% to 0.38%
2010	14,635	$10.96 to $10.61	$158,220	4.32%	0.95% to 1.85%	10.71% to 9.83%

SAM Conservative Balanced Portfolio Class 2 Division:
2014 (12)	55	$10.04 to $10.03	$553	–%	1.15% to 1.40%	(0.50)% to (0.59)%

SAM Conservative Growth Portfolio Class 1Division:
2014	7,463	$14.08 to $13.11	$101,757	1.82%	0.95% to 2.00%	6.42% to 5.30%
2013	6,963	$13.23 to $12.45	$89,642	1.82%	0.95% to 2.00%	21.94% to 20.76%
2012	6,406	$10.85 to $10.31	$67,909	0.44%	0.95% to 1.85%	13.14% to 12.07%
2011	6,161	$9.59 to $9.20	$57,954	2.01%	0.95% to 1.85%	(1.44)% to (2.23)%
2010	5,760	$9.73 to $9.41	$55,154	3.12%	0.95% to 1.85%	14.07% to 13.10%

SAM Conservative Growth Portfolio Class 2 Division:
2014 (12)	43	$10.05	$430	–%	1.15% to 1.40%	-0.79%

SAM Flexible Income Portfolio Class 1 Division:
2014	13,335	$14.32 to $13.33	$185,235	3.60%	0.95% to 2.00%	5.06% to 3.90%
2013	13,976	$13.63 to $12.83	$185,636	3.43%	0.95% to 2.00%	6.73% to 5.68%
2012	14,864	$12.77 to $12.14	$185,716	1.13%	0.95% to 1.85%	9.52% to 8.59%
2011	14,070	$11.66 to $11.18	$160,984	3.86%	0.95% to 1.85%	2.46% to 1.54%
2010	14,055	$11.38 to $11.01	$157,635	5.26%	0.95% to 1.85%	9.42% to 8.47%

SAM Flexible Income Portfolio Class 2 Division:
2014 (12)	42	$10.03 to $10.02	$418	–%	1.15% to 1.40%	(0.500)%

SAM Strategic Growth Portfolio Class 1 Division:
2014	4,851	$14.08 to $13.12	$65,972	1.52%	0.95% to 2.00%	7.65% to 6.58%
2013	4,539	$13.08 to $12.31	$57,654	1.43%	0.95% to 2.00%	26.25% to 24.97%
2012	4,171	$10.36 to $9.85	$42,188	0.24%	0.95% to 1.85%	14.35% to 13.48%
2011	4,626	$9.06 to $8.68	$41,082	1.50%	0.95% to 1.85%	(2.79)% to (3.77)%
2010	4,212	$9.32 to $9.02	$38,641	2.50%	0.95% to 1.85%	15.35% to 14.32%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
SAM Strategic Growth Portfolio Class 2 Division:
2014 (12)	62	$10.09 to $10.08	$624	–%	1.15% to 1.40%	(0.69)% to (0.79)%

Short-Term Income Class 1 Division:
2014	11,376	$11.91 to $11.18	$131,612	1.68%	0.85% to 2.00%	0.85% to -0.27%
2013	13,303	$11.81 to $11.21	$153,216	1.87%	0.85% to 2.00%	0.34% to (0.80)%
2012	14,402	$11.77 to $11.30	$166,187	2.09%	0.85% to 1.85%	4.07% to 3.10%
2011	14,110	$11.31 to $10.96	$157,122	0.15%	0.85% to 1.85%	0.53% to (0.54)%
2010	14,544	$11.25 to $11.02	$161,858	2.79%	0.85% to 1.85%	3.31% to 2.32%

Short-Term Income Class 2 Division:
2014 (12)	9	$10.01 to $10.00	$94	–%	1.15% to 1.40%	(0.100)%

SmallCap Blend Class 1 Division:
2014	1,636	$2.17 to $19.02	$33,528	0.35%	0.45% to 2.00%	4.45% to 2.81%
2013	1,736	$2.08 to $18.50	$34,644	0.33%	0.38% to 2.00%	47.19% to 21.95%
2012	1,931	$1.41 to $12.76	$26,674	–%	0.32% to 1.85%	14.22% to 12.62%
2011	2,287	$1.24 to $11.33	$27,780	0.35%	0.34% to 1.85%	(1.89)% to (3.25)%
2010	2,886	$1.26 to $11.71	$33,079	0.50%	0.20% to 1.85%	23.74% to 21.98%

SmallCap Growth II Class 1 Division:
2014	1,794	$1.39 to $16.14	$30,427	–%	0.45% to 2.00%	6.32% to 4.67%
2013	2,157	$1.31 to $15.42	$33,880	–%	0.42% to 2.00%	46.81% to 44.65%
2012	2,316	$0.89 to $10.66	$25,716	–%	0.37% to 1.85%	15.80% to 14.13%
2011	2,639	$0.77 to $9.34	$25,540	–%	0.46% to 1.85%	(4.79)% to (6.13)%
2010	3,144	$0.81 to $9.95	$31,722	–%	0.23% to 1.85%	26.40% to 24.69%

SmallCap Growth II Class 2 Division:
2014 (12)	1	$10.80 to $10.79	$7	–%	1.15% to 1.40%	3.25% to 3.15%

SmallCap Value I Class 1 Division:
2014	2,071	$3.08 to $34.22	$72,972	0.74%	0.43% to 2.00%	6.72% to 5.03%
2013	2,508	$2.89 to $32.58	$83,432	1.05%	0.42% to 2.00%	39.18% to 37.12%
2012	3,065	$2.08 to $23.76	$75,361	0.81%	0.37% to 1.85%	21.21% to 19.52%
2011	3,704	$1.71 to $19.88	$76,201	0.04%	0.51% to 1.85%	(4.06)% to (5.42)%
2010	4,063	$1.79 to $21.02	$86,698	0.84%	0.36% to 1.85%	25.53% to 23.72%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
SmallCap Value I Class 2 Division:
2014 (12)	3	$10.60 to $10.59	$30	–%	1.15% to 1.40%	2.12% to 2.02%

T. Rowe Price Blue Chip Growth Portfolio II Division:
2014	581	$21.93 to $20.61	$12,613	–%	1.40% to 2.00%	7.34% to 6.73%
2013	566	$20.43 to $19.31	$11,456	–%	1.40% to 2.00%	38.98% to 38.13%
2012	567	$14.70 to $13.98	$8,278	–%	1.25% to 1.85%	16.48% to 15.73%
2011	562	$12.62 to $12.08	$7,052	–%	1.25% to 1.85%	0.08% to (0.49)%
2010	535	$12.61 to $12.14	$6,703	–%	1.25% to 1.85%	14.53% to 13.88%

T. Rowe Price Health Sciences Portfolio II Division:
2014	686	$44.36 to $41.68	$30,107	–%	1.40% to 2.00%	29.40% to 28.64%
2013	631	$34.28 to $32.40	$21,393	–%	1.40% to 2.00%	48.59% to 47.68%
2012	515	$23.07 to $21.94	$11,743	–%	1.25% to 1.85%	29.32% to 28.53%
2011	439	$17.84 to $17.07	$7,738	–%	1.25% to 1.85%	9.05% to 8.38%
2010	396	$16.36 to $15.75	$6,429	–%	1.25% to 1.85%	13.85% to 13.23%

Templeton Global Bond VIP Class 4 Division:
2014 (12)	7	$9.75 to $9.74	$68	–%	1.15% to 1.40%	(2.30)% to (2.31)%

Templeton Growth VIP Class 2 Division:
2014 (15)	45	$21.14	$960	1.34%	0.85%	(3.650)%
2013	49	$21.94	$1,071	2.65%	0.85%	29.82%
2012	61	$16.90	$1,032	2.23%	0.85%	20.28%
2011	69	$14.05	$964	1.35%	0.85%	(7.750)%
2010	79	$15.23	$1,200	1.41%	0.85%	6.43%

Van Eck Global Hard Assets Class S Division:
2014	591	$7.61 to $11.74	$7,087	–%	1.15% to 2.00%	(13.82)% to (20.94)%
2013	584	$15.27 to $14.85	$8,885	0.49%	1.30% to 2.00%	8.92% to 8.24%
2012	565	$14.02 to $13.72	$7,902	0.68%	1.25% to 1.85%	1.82% to 1.18%
2011	559	$13.77 to $13.56	$7,688	0.73%	1.25% to 1.85%	(17.74)% to (18.21)%
2010	323	$16.74 to $16.58	$5,397	0.14%	1.25% to 1.85%	27.11% to 41.23%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, January 4, 2010. Investment income ratios have been annualized for the period ended December 31, 2010.
(5)	Commencement of operations, May 24, 2010. Investment income ratios have been annualized for the period ended December 31, 2010.
(6)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(7)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(8)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(9)	Commencement of operations, December 2, 2013. Investment income ratios have been annualized for the period December 31, 2013.
(10)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the period December 31, 2014.
(11)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the period December 31, 2014.
(12)	Commencement of operations, November 10, 2014. Investment income ratios have been annualized for the period December 31, 2014.
(13)	Represented the operations of Franklin Small Cap Value Securities Class 2 Division until May 17, 2014.
(14)	Represented the operations of Goldman Sachs VIT Structured Small Cap Equity Service Class I Division until May 17, 2014.
(15)	Represented the operations of Templeton Growth Securities Class 2 Division until May 17, 2014.

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding unit values and total return.

Division	2014 Unit Value ($)	2014 Total Return (%)
American Century VP Inflation Protection Class II Division	9.93 and 13.11	(1.10) and 1.86
American Century VP Value Class II Division	10.14 and 21.26	11.48
Division	2014 Unit Value ($)	2014 Total Return (%)
Balanced Class 1 Division	3.16 and 28.15	–
Bond & Mortgage Securities Class 1 Division	2.71, 21.86, 23.76 and 23.79	–
Diversified Balanced Managed Volatility Class 2 Division	10.62	5.46
Diversified Growth Managed Volatility Class 2 Division	10.68	5.53
Diversified International Class 1 Division	3.06, 24.96, 27.13 and 27.16	–
DWS Small Mid Cap Value Class B Division	10.08, 11.70, 11.80 and 11.81	3.08 and 3.69
Equity Income Class 1 Division	14.27, 14.95 and 14.97	–
Fidelity VIP Contrafund Service Class 2 Division	10.16 and 22.88	10.11
Fidelity VIP Mid Cap Service Class 2 Division	10.05 and 25.94	4.60
Fidelity VIP Overseas Service Class 2 Division	16.08	–
Government & High Quality Bond Class 1 Division	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42	–
International Emerging Markets Class 1 Division	29.24, 31.78 and 31.82	–
LargeCap Growth Class 1 Division	3.17, 26.88, 29.22 and 29.26	–
LargeCap Growth I Class 1 Division	50.39, 54.76 and 54.84	–
LargeCap S&P 500 Index Class 1 Division	14.79, 16.07, 16.10, 17.15 and 17.30	–
LargeCap Value Class 1 Division	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16	10.70
MFS VIT Utilities Service Class Division	22.60	10.89
MidCap Class 1 Division	9.05, 75.00, 81.51 and 81.62	–
Money Market Class 1 Division	12.35, 13.42 and 13.44	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class Division	13.86	1.91
PIMCO Total Return Administrative Class Division	12.55	2.78
Principal LifeTime Strategic Income Class 1 Division	13.20, 14.02 and 14.04	–
Principal LifeTime 2010 Class 1 Division	14.41, 15.31 and 15.33	–
Principal LifeTime 2020 Class 1 Division	15.84, 16.82 and 16.85	–
Principal LifeTime 2030 Class 1 Division	15.91, 16.91 and 16.93	–

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2014

Division	2014 Unit Value ($)	2014 Total Return (%)
Principal LifeTime 2040 Class 1 Division	16.55, 17.59 and 17.61	–
Principal LifeTime 2050 Class 1 Division	16.63, 17.67 and 17.70	–
Real Estate Securities Class 1 Division	47.76, 51.91 and 51.98	–
SAM Balanced Portfolio Class 1 Division	13.41, 14.02, 14.04 and 14.38	–
SAM Strategic Growth Portfolio Class 1 Division	–	6.57
SmallCap Blend Class 1 Division	19.05, 20.70, 20.73 and 27.02	–
SmallCap Growth II Class 1 Division	16.16, 16.32, 16.68, 17.56 and 17.59	–
SmallCap Value I Class 1 Division	34.27, 37.24 and 37.30	–
Van Eck Global Hard Assets Service Class Division	11.75, 12.14 and 12.16	(13.720)

Division	2013 Unit Value ($)	2013 Total Return (%)
Balanced Class 1 Division	2.92 and 26.55	–
Bond & Mortgage Securities Class 1 Division	2.59, 21.17, 22.89 and 22.90	–
Diversified International Class 1 Division	3.18, 26.28, 28.42 and 28.43	–
Equity Income Class 1 Division	13.44 and 13.45	–
Franklin Small Cap Value Securities Class 2 Division	–	17.18 and 34.47
Goldman Sachs VIT Mid Cap Value Service Class I Division	–	10.09 and 31.14
Goldman Sachs VIT Structured Small Cap Equity Service Class I Division	–	13.75 and 33.92
Government & High Quality Bond Class 1 Division	11.67, 11.86, 11.92 and 2.54	–
International Emerging Markets Class 1 Division	30.96, 33.48 and 33.50	–
LargeCap Growth Class 1 Division	2.87, 24.66, 26.67 and 26.68	–
LargeCap Growth I Class 1 Division	47.28, 51.13 and 51.15	–
LargeCap S&P 500 Index Class 1 Division	13.31, 14.39, 15.27 and 15.42	–
LargeCap Value Class 1 Division	4.56, 33.55, 36.29, 36.30 and 55.42	–
MidCap Class 1 Division	8.06, 67.65, 73.16 and 73.19	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	2013 Unit Value ($)	2013 Total Return (%)
Money Market Class 1 Division	1.60, 1.68, 2.16, 12.59, 13.61 and 13.62	–
Principal LifeTime Strategic Income Class 1 Division	13.60	–
Principal LifeTime 2010 Class 1 Division	14.81 and 14.82	–
Principal LifeTime 2020 Class 1 Division	16.14	–
Principal LifeTime 2030 Class 1 Division	15.29, 16.16 and 16.17	–
Principal LifeTime 2040 Class 1 Division	15.89, 16.79 and 16.80	–
Principal LifeTime 2050 Class 1 Division	16.88	–
Real Estate Securities Class 1 Division	36.65, 39.63 and 39.65	–
SAM Balanced Portfolio Class 1 Division	13.31, 13.32 and 13.59	16.14, 16.23 and 16.65
SmallCap Blend Class 1 Division	18.51, 20.01, 20.02 and 25.98	–
SmallCap Growth II Class 1 Division	15.43, 15.78, 16.68 and 16.69	–
SmallCap Value I Class 1 Division	32.59, 35.24 and 35.26	–

Division	2012 Unit Value ($)	2012 Total Return (%)
Asset Allocation Class 1 Division	28.28	–
Balanced Class 1 Division	22.50	12.58
Bond & Mortgage Securities Class 1 Division	23.40	7.09
Diversified International Class 1 Division	24.24	17.94
Equity Income Class 1 Division	10.70	–
Government & High Quality Bond Class 1 Division	11.94, 12.09 and 12.14	3.48
International Emerging Markets Class 1 Division	35.58	–
LargeCap Growth Class 1 Division	20.18	16.36
LargeCap Growth I Class 1 Division	38.05	–
LargeCap S&P 500 Index Class 1 Division	11.04, 11.66 and 11.79	–
LargeCap Value Class 1 Division	28.10 and 42.56	18.01 and 18.08
MidCap Blend Class 1 Division	55.35	18.94
Money Market Class 1 Division	13.79	(1.22), (1.00), (0.94), (0.82), (0.64) and (0.42)
Principal LifeTime Strategic Income Class 1 Division	13.10	–
Principal LifeTime 2010 Class 1 Division	13.54	–
Principal LifeTime 2020 Class 1 Division	14.09	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	2012 Unit Value ($)	2012 Total Return (%)
Principal LifeTime 2030 Class 1 Division	13.76	–
Principal LifeTime 2040 Class 1 Division	13.89	–
Principal LifeTime 2050 Class 1 Division	13.81	–
Real Estate Securities Class 1 Division	38.58	–
Short-Term Income Class 1 Division	–	4.08
SmallCap Blend Class 1 Division	13.72 and 17.72	–
SmallCap Growth II Class 1 Division	10.80 and 11.46	–
SmallCap Value I Class 1 Division	25.55	–

Division	2011 Unit Value ($)	2011 Total Return (%)
Asset Allocation Class 1 Division	25.22	–
Balanced Class 1 Division	2.19 and 20.16	–
Bond & Mortgage Securities Class 1 Division	2.46 and 22.03	–
Diversified Balanced Class 2 Division	–	2.39
Diversified Growth Class 2 Division	–	1.00
Diversified International Class 1 Division	2.30 and 20.73	–
Equity Income Class 1 Division	9.59	–
Government & High Quality Bond Class 1 Division	2.50, 11.64, 11.75 and 11.79	–
International Emerging Markets Class 1 Division	29.83	–
LargeCap Growth Class 1 Division	1.86 and 17.49	–
LargeCap Growth I Class 1 Division	33.11	–
LargeCap S&P 500 Index Class 1 Division	9.68, 10.18 and 10.30	–
LargeCap Value Class 1 Division	2.97, 3.10, 5.90, 6.97, 9.37 and 10.21	0.75
MidCap Blend Class 1 Division	5.11 and 46.92	–
Money Market Class 1 Division	1.62, 1.70, 2.23 and 13.96	(0.89), (0.78), (0.64) and (0.42)
Principal LifeTime Strategic Income Class 1 Division	12.10	–
Principal LifeTime 2010 Class 1 Division	12.27	–
Principal LifeTime 2020 Class 1 Division	12.43	–
Principal LifeTime 2030 Class 1 Division	12.06	–
Principal LifeTime 2040 Class 1 Division	12.05	–
Principal LifeTime 2050 Class 1 Division	11.95	–
Real Estate Securities Class 1 Division	33.34	–
SmallCap Blend Class 1 Division	12.11 and 15.58	–
SmallCap Growth II Class 1 Division	9.38 and 9.98	–
SmallCap Value I Class 1 Division	21.25	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2014

Division	2010 Unit Value ($)	2010 Total Return (%)
American Century VP Income & Growth Class I Division	9.55	13.15
Asset Allocation Division	25.00	–
Balanced Class Division	2.12 and 19.61	–
Bond & Mortgage Securities Division	2.31 and 20.83	–
Diversified International Division	2.58 and 23.55	–
Equity Income Division	9.21	–
Government & High Quality Bond Division	2.37, 11.10, 11.17 and 11.19	–
International Emerging Markets Division	36.60	–
LargeCap Growth Division	1.95 and 18.49	–
LargeCap Growth I Division	33.64	–
LargeCap S&P 500 Index Division	9.63, 10.09 and 10.22	–
LargeCap Value Division	2.96, 3.08, 5.92, 6.96, 9.35 and 10.17	13.60
MidCap Blend Division	4.74 and 43.87	–
Money Market Division	1.63 and 14.14	–
Principal LifeTime Strategic Income Division	11.84	–
Principal LifeTime 2010 Division	12.24	–
Principal LifeTime 2020 Division	12.73	–
Principal LifeTime 2030 Division	12.49	–
Principal LifeTime 2040 Division	12.61	–
Principal LifeTime 2050 Division	12.59	–
Real Estate Securities Division	30.99	–
SmallCap Blend Division	12.45 and 15.95	–
SmallCap Growth II Division	10.57	–
SmallCap Value I Division	22.34	–
Van Eck VIP Global Hard Assets Class Division	–	26.37 and 41.74

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Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Principal Life Insurance Company
We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2014 and 2013, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Des Moines, Iowa March 25, 2015

Principal Life Insurance Company
Consolidated Statements of Financial Position

	December 31, 2014	December 31, 2013

	(in millions)
Assets
Fixed maturities, available-for-sale (2014 and 2013 include $278.2 million and $272.0 million related to
consolidated variable interest entities)	$46,549.4	$45,524.1
Fixed maturities, trading (2014 and 2013 include $100.4 million and $110.4 million related to consolidated
variable interest entities)	400.3	358.5
Equity securities, available-for-sale	108.9	102.6
Equity securities, trading	191.6	169.7
Mortgage loans	11,164.4	10,819.2
Real estate (2014 and 2013 include $284.9 million and $266.3 million related to consolidated variable
interest entities)	1,340.4	1,266.4
Policy loans	799.0	830.1
Other investments (2014 and 2013 include $40.6 million and $68.1 million related to consolidated variable
interest entities and $127.2 million and $142.9 million measured at fair value under the fair value option)	1,428.4	1,354.1
Total investments	61,982.4	60,424.7
Cash and cash equivalents	1,274.0	2,071.6
Accrued investment income	497.3	523.2
Premiums due and other receivables	1,134.7	1,170.5
Deferred acquisition costs	2,754.6	2,848.8
Property and equipment	544.8	454.1
Goodwill	295.8	299.7
Other intangibles	144.3	151.9
Separate account assets	94,328.4	83,790.3
Other assets	958.5	1,045.7
Total assets	$163,914.8	$152,780.5
Liabilities
Contractholder funds	$33,428.3	$34,627.7
Future policy benefits and claims	19,691.6	18,245.0
Other policyholder funds	744.2	706.4
Short-term debt	154.5	292.4
Long-term debt (2014 and 2013 include $82.3 million and $47.7 million related to consolidated variable
interest entities)	82.3	152.4
Income taxes currently payable	5.3	5.2
Deferred income taxes	1,082.8	552.7
Separate account liabilities	94,328.4	83,790.3
Other liabilities (2014 and 2013 include $344.0 million and $362.4 million related to consolidated variable interest entities, of which $71.0 million and $104.9 million are measured at fair value under the fair
value option)	6,151.7	6,420.2
Total liabilities	155,669.1	144,792.3

Redeemable noncontrolling interest	21.1	208.7

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,275.0	5,505.0
Retained earnings	1,817.2	1,738.1
Accumulated other comprehensive income	1,086.7	495.7
Total stockholder's equity attributable to Principal Life Insurance Company	8,181.4	7,741.3
Noncontrolling interest	43.2	38.2
Total stockholder's equity	8,224.6	7,779.5
Total liabilities and stockholder's equity	$163,914.8	$152,780.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Revenues
Premiums and other considerations	$3,497.2	$2,862.4	$2,934.9
Fees and other revenues	2,392.7	2,234.6	1,934.8
Net investment income	2,663.5	2,681.5	2,811.8
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	136.4	(99.5)	190.7
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	28.5	(89.8)	(135.9)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) other comprehensive
income	(102.2)	(22.0)	17.3
Net impairment losses on available-for-sale securities	(73.7)	(111.8)	(118.6)
Net realized capital gains (losses)	62.7	(211.3)	72.1
Total revenues	8,616.1	7,567.2	7,753.6
Expenses
Benefits, claims and settlement expenses	4,610.0	4,114.5	4,556.6
Dividends to policyholders	177.4	189.0	197.7
Operating expenses	2,603.2	2,376.3	2,154.5
Total expenses	7,390.6	6,679.8	6,908.8
Income before income taxes	1,225.5	887.4	844.8
Income taxes	243.0	173.2	151.5
Net income	982.5	714.2	693.3
Net income attributable to noncontrolling interest	30.0	17.6	18.4
Net income attributable to Principal Life Insurance Company	$952.5	$696.6	$674.9

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2014	2013	2012

	(in millions)

Net income	$982.5	$714.2	$693.3
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	261.2	(477.7)	505.3
Noncredit component of impairment losses on fixed maturities, available-for-sale	61.9	5.1	(6.7)
Net unrealized gains (losses) on derivative instruments	56.6	(6.5)	(47.0)
Foreign currency translation adjustment	(3.7)	—	(9.0)
Net unrecognized postretirement benefit obligation	(8.0)	332.6	(127.4)
Other comprehensive income (loss)	368.0	(146.5)	315.2
Comprehensive income	1,350.5	567.7	1,008.5
Comprehensive income attributable to noncontrolling interest	28.7	18.0	19.6
Comprehensive income attributable to Principal Life Insurance Company	$1,321.8	$549.7	$988.9

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances at January 1, 2012	$2.5	$5,718.1	$1,195.0	$328.6	$350.8	$7,595.0
Distribution to parent	—	(14.4)	—	—	—	(14.4)
Stock-based compensation and
additional related tax benefits	—	43.9	(2.2)	—	—	41.7
Dividends to parent	—	—	(700.0)	—	—	(700.0)
Distributions to noncontrolling interest	—	—	—	—	(10.7)	(10.7)
Deconsolidation of certain variable interest entities	—	—	—	—	(353.2)	(353.2)
Contributions from noncontrolling
interest	—	—	—	—	12.6	12.6
Net income (excludes $1.0 million attributable to
redeemable noncontrolling interests)	—	—	674.9	—	17.4	692.3
Other comprehensive income (excludes $1.2 million
attributable to redeemable noncontrolling interest)	—	—	—	314.0	—	314.0
Balances at December 31, 2012	2.5	5,747.6	1,167.7	642.6	16.9	7,577.3
Distribution to parent	—	(163.8)	—	—	—	(163.8)
Stock-based compensation and additional related
tax benefits	—	47.4	(2.9)	—	—	44.5
Dividends to parent	—	—	(80.0)	—	—	(80.0)
Distributions to noncontrolling interest	—	—	—	—	(2.0)	(2.0)
Contributions from noncontrolling interest	—	—	—	—	2.5	2.5
Sale of subsidiary shares to noncontrolling interest	—	11.5	—	—	20.3	31.8
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(137.7)	(43.3)	—	(3.5)	(184.5)
Net income (excludes $13.6 million attributable to
redeemable noncontrolling interest)	—	—	696.6	—	4.0	700.6
Other comprehensive loss (excludes $0.4 million
attributable to redeemable noncontrolling interest)	—	—	—	(146.9)	—	(146.9)
Balances at December 31, 2013	2.5	5,505.0	1,738.1	495.7	38.2	7,779.5
Distribution to parent	—	(17.7)	—	—	—	(17.7)
Stock-based compensation and additional related
tax benefits	—	50.3	(3.7)	—	—	46.6
Dividends to parent	—	—	(850.0)	—	—	(850.0)
Distributions to noncontrolling interest	—	—	—	—	(22.7)	(22.7)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(14.9)	(19.7)	—	—	(34.6)
Pension plan transfer due to change in sponsorship	—	(247.7)	—	221.7	—	(26.0)
Net income (excludes $9.7 million attributable to
redeemable noncontrolling interest)	—	—	952.5	—	20.3	972.8
Other comprehensive income (excludes $(1.3) million
attributable to redeemable noncontrolling interest)	—	—	—	369.3	—	369.3
Balances at December 31, 2014	$2.5	$5,275.0	$1,817.2	$1,086.7	$43.2	$8,224.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Operating activities
Net income	$982.5	$714.2	$693.3
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs	348.5	170.6	82.3
Additions to deferred acquisition costs	(347.4)	(393.0)	(393.6)
Accrued investment income	25.9	52.8	28.4
Net cash flows for trading securities	14.4	18.5	88.9
Premiums due and other receivables	34.5	(152.7)	75.8
Contractholder and policyholder liabilities and dividends	1,488.2	1,296.8	1,814.5
Current and deferred income taxes	239.3	187.6	2.7
Net realized capital (gains) losses	(62.7)	211.3	(72.1)
Depreciation and amortization expense	107.1	96.8	103.1
Mortgage loans held for sale, sold or repaid, net of gain	43.3	0.2	74.9
Real estate acquired through operating activities	(49.4)	(107.2)	(46.4)
Real estate sold through operating activities	158.0	20.1	41.2
Stock-based compensation	47.5	45.1	41.9
Other	172.3	324.1	663.0
Net adjustments	2,219.5	1,771.0	2,504.6
Net cash provided by operating activities	3,202.0	2,485.2	3,197.9
Investing activities
Available-for-sale securities:
Purchases	(8,598.2)	(8,554.0)	(7,986.7)
Sales	2,100.1	1,521.4	1,193.3
Maturities	6,047.1	7,142.4	6,383.8
Mortgage loans acquired or originated	(2,081.6)	(2,049.5)	(2,442.9)
Mortgage loans sold or repaid	1,671.6	1,989.0	1,545.4
Real estate acquired	(281.7)	(85.6)	(151.8)
Net purchases of property and equipment	(117.9)	(51.2)	(29.6)
Net change in other investments	266.2	213.0	(31.0)
Net cash provided by (used in) investing activities	(994.4)	125.5	(1,519.5)
Financing activities
Proceeds from financing element derivatives	15.1	47.0	51.8
Payments for financing element derivatives	(58.0)	(48.0)	(49.9)
Excess tax benefits from share-based payment arrangements	6.8	7.4	7.9
Purchase of subsidiary shares from noncontrolling interest	(179.9)	—	—
Sale of subsidiary shares to noncontrolling interest	—	31.8	—
Dividends paid to parent	(850.0)	(80.0)	(700.0)
Capital distributions to parent	(17.7)	(163.8)	(14.8)
Issuance of long-term debt	38.5	38.2	9.4
Principal repayments of long-term debt	(100.1)	(14.6)	(0.4)
Net proceeds from (repayments of) short-term borrowings	(137.9)	5.7	23.0
Investment contract deposits	5,349.1	6,355.1	6,401.2
Investment contract withdrawals	(7,088.8)	(8,846.6)	(7,519.8)
Net increase (decrease) in banking operation deposits	30.7	(225.7)	32.0
Other	(13.0)	(4.7)	(14.6)
Net cash used in financing activities	(3,005.2)	(2,898.2)	(1,774.2)
Net decrease in cash and cash equivalents	(797.6)	(287.5)	(95.8)
Cash and cash equivalents at beginning of period	2,071.6	2,359.1	2,454.9
Cash and cash equivalents at end of period	$1,274.0	$2,071.6	$2,359.1

Supplemental Information:
Cash paid for interest	$5.3	$9.2	$10.1
Cash paid for income taxes	$9.0	$19.6	$117.5

Supplemental disclosure of non-cash investing and financing activities:
Assets transferred to parent due to change in pension plan sponsorship	$308.2	$—	$—
Liabilities assumed by parent due to change in pension plan sponsorship	$(282.2)	$—	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“Principal Life”) along with its consolidated subsidiaries is a diversified financial services organization offering retirement services, insurance solutions and asset management in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Principal Life and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

We have evaluated subsequent events through March 25, 2015, which was the date our consolidated financial statements were issued.

Recent Accounting Pronouncements

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters

Standards not yet adopted:
Revenue recognition	January 1,	We are currently evaluating
This authoritative guidance replaces all general and most industry specific	2017	the impact this guidance
revenue recognition guidance currently prescribed by U.S. GAAP. The core		will have on our
principle is that an entity recognizes revenue to reflect the transfer of a		consolidated financial
promised good or service to customers in an amount that reflects the		statements.
consideration to which the entity expects to be entitled to in exchange for that good or service.

Discontinued operations	January 1,	This guidance will be
This authoritative guidance amends the definition of discontinued	2015	applied prospectively and
operations and requires entities to provide additional disclosures associated		is not expected to have a
with discontinued operations, as well as disposal transactions that do not		material impact on our
meet the discontinued operations criteria. The guidance requires discontinued		consolidated financial
operations treatment for disposals of a component or group of components		statements.
that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The guidance also expands the scope to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

Standards adopted:
Foreign currency cumulative translation adjustment	January 1,	The guidance was adopted
This authoritative guidance clarifies how the cumulative translation	2014	prospectively and did not
adjustment related to a parent’s investment in a foreign entity should be		have a material impact on
released when certain transactions related to the foreign entity occur.		our consolidated
financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters
Accumulated other comprehensive income	January 1,	See Note 14, Stockholder's
This authoritative guidance requires entities to disclose additional	2013	Equity, for further details.
information about items reclassified out of accumulated other comprehensive
income (“AOCI”). Entities are required to disclose information regarding		The guidance did not have a
changes in AOCI balances by component and significant items reclassified		material impact on our
out of AOCI by component either on the face of the income statement or as		consolidated financial
a separate footnote to the financial statements.		statements.

Balance sheet offsetting	January 1,	See Note 5, Investments, for
This authoritative guidance requires disclosures about assets and liabilities	2013	further details.
that are offset or have the potential to be offset. These disclosures are
intended to address differences in the asset and liability offsetting		The guidance did not have a
requirements under U.S. GAAP and International Financial Reporting		material impact on our
Standards. The guidance further clarifies that the disclosure requirements		consolidated financial
apply to derivative instruments, including bifurcated embedded derivatives,		statements.
repurchase and reverse repurchase agreements and securities borrowing and securities lending arrangements that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement.
Retrospective application was required.

Presentation of comprehensive income	January 1,	See Consolidated
This authoritative guidance changes the presentation of comprehensive	2012	Statements of
income in the financial statements. The guidance eliminates the presentation		Comprehensive Income and
options contained in previous guidance and instead requires entities to report		Note 14, Stockholder's
components of comprehensive income in either a continuous statement		Equity, for further details.
of comprehensive income or two separate but consecutive statements that
show the components of net income and other comprehensive income		The guidance did not have a
("OCI"), including adjustments for items that are reclassified from OCI to		material impact on our
net income. The guidance does not change the items that must be reported		consolidated financial
in OCI or when an item of OCI must be reclassified to net income.		statements.

Fair value measurement and disclosure requirements	January 1,	See Note 15, Fair Value
This authoritative guidance clarifies and changes fair value measurement	2012	Measurements, for further
and disclosure requirements. This guidance expands existing disclosure		details.
requirements for fair value measurements and makes other amendments but
does not require additional fair value measurements.		The guidance did not have a
material impact on our
consolidated financial
statements.

Capitalized costs incurred by insurance companies	January 1,	We adopted the guidance
This authoritative guidance modifies the definition of the types of costs	2012	retrospectively.
incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014
Use of Estimates in the Preparation of Financial Statements
The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our pension and other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Closed Block
We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain nonredeemable preferred securities. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.
Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $171.8 million and $179.5 million as of December 31, 2014 and 2013, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments on equity method investments. Investment gains and losses on sales of certain real estate held for sale that do not meet the criteria for classification as a discontinued operation and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).
Policy loans and other investments are primarily reported at cost, excluding seed money investments, other investment funds, derivative assets, commercial mortgage loans of consolidated VIEs for which the fair value option was elected and equity method real estate investments for which the fair value option was elected.
Derivatives
Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivatives may be exchange traded, cleared through centralized clearinghouses or contracted in the over-the-counter market without being cleared. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.
Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.
Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.
Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.
Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.
We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.
Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of OCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income.
Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.
Contractholder and Policyholder Liabilities
Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, health insurance and disability income policies, as well as a provision for dividends on participating policies.
Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014
We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.
Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.
Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
Participating business represented approximately 11%, 12% and 13% of our life insurance in force and 40%, 43% and 47% of the number of life insurance policies in force at December 31, 2014, 2013 and 2012, respectively. Participating business represented approximately 53%, 58% and 61% of life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.
The liability for unpaid disability and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.
Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits
Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.
Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.
Deferred Acquisition Costs
Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs of contract acquisition for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.
DAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profits (“EGPs”) or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DAC. The DAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.
DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.
Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2014 and 2013, we had $337.7 million and $282.0 million of net ceded reinsurance recoverables related to claims that have been received, respectively. At December 31, 2014 and 2013, our largest exposures to a single third party reinsurer was in our life insurance business, which totaled $38.9 billion and $35.9 billion of life insurance in force, representing 16% and 17% of total net life insurance in force, respectively. The reinsurance recoverable relating to claims received that are associated to this single third party reinsurer recorded in our consolidated statements of financial position was $48.1 million and $31.3 million at December 31, 2014 and 2013, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Premiums and other considerations:
Direct	$3,755.4	$3,132.8	$3,212.1
Assumed	143.9	102.0	59.3
Ceded	(402.10)	(372.40)	(336.50)
Net premiums and other considerations	$3,497.2	$2,862.4	$2,934.9

Benefits, claims and settlement expenses:
Direct	4,650.6	4,190.1	4,575.5
Assumed	289.6	204.5	157.9
Ceded	(330.20)	(280.10)	(176.80)
Net benefits, claims and settlement expenses	$4,610.0	$4,114.5	$4,556.6
Separate Accounts
The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.
At December 31, 2014 and 2013, the separate accounts include a separate account valued at $205.4 million and $223.1 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.
Income Taxes
Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Goodwill and Other Intangibles
Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level, which is a business one level below the operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
2. Related Party Transactions
We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2014, 2013 and 2012, we received $334.5 million, $327.1 million and $274.0 million, respectively, of expense reimbursements from affiliated entities.
We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $400.7 million and $359.1 million at December 31, 2014 and 2013, respectively, and earned interest of $0.3 million, $0.4 million and $1.0 million during 2014, 2013 and 2012, respectively.
We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $1,853.6 million and $1,481.4 million as of December 31, 2014 and 2013, respectively. In addition, we recognized premiums and other fees of $278.1 million, $223.6 million and $168.4 million for the years ended December 31, 2014, 2013 and 2012, respectively, associated with this agreement. Furthermore, we recognized expenses of $473.1 million, $428.6 million and $377.1 million for the years ended December 31, 2014, 2013 and 2012, respectively, associated with this agreement.
We receive commission fees, distribution and services fees from Principal Funds for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees from Principal Funds for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $377.4 million, $407.9 million and $342.1 million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, we pay commission expense to affiliated registered representatives to sell proprietary products. Commission expense was $66.8 million, $87.8 million and $77.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.
Effective November 2014, PFG became the sponsor of the defined benefit pension plans for both employees and individual field agents. Prior to November 2014, we were the sponsor of these plans. In connection with the change in sponsorship, we transferred $308.2 million of assets to PFG and PFG assumed $282.2 million of liabilities from us. In addition, we were allocated $9.6 million from PFG related to the defined benefit pension plans after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

3. Goodwill and Other Intangible Assets
Goodwill
The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Investor	Global	Insurance
	Services	Investors	Solutions	Consolidated

	(in millions)
Balance at January 1, 2013	$18.7	$223.4	$53.9	$296.0
Goodwill from acquisitions	—	—	2.5	2.5
Foreign currency	—	1.2	—	1.2
Balance at December 31, 2013	18.7	224.6	56.4	299.7
Foreign currency	—	(3.9)	—	(3.9)
Balance at December 31, 2014	$18.7	$220.7	$56.4	$295.8
Finite Lived Intangible Assets
Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 14 years were as follows:

	December 31,
	2014			2013
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	value	amortization	value	value	amortization	value

	(in millions)
Total finite lived intangible assets	$77.4	$27.6	$49.8	$94.5	$37.1	$57.4
During 2014, 2013 and 2012, we fully amortized finite lived intangible assets of $15.8 million, $5.2 million and $5.0 million, respectively.
The amortization expense for intangible assets with finite useful lives was $6.7 million, $6.5 million and $6.3 million for 2014, 2013 and 2012, respectively. At December 31, 2014, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2015	$5.4
2016	5.4
2017	5.4
2018	5.2
2019	5.3
Indefinite Lived Intangible Assets
The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2014 and 2013. This represents our share of the purchase price from our parent’s 2006 acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to amortizable finite lived intangible assets that were subject to a three-year amortization period.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

4. Variable Interest Entities

We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. For VIEs that are investment companies, the primary beneficiary is the enterprise who absorbs the majority of the entity’s expected losses, receives a majority of the expected residual returns or both. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs in which we have a relationship.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.

Collateralized Private Investment Vehicle

We invest in synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for one of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.

Real Estate

During the third quarter of 2014, we re-evaluated our consolidation conclusions for certain real estate limited partnerships and limited liability companies. We determined the entities were properly consolidated in the financial statements, but should have been consolidated under the VIE model as opposed to the voting interest model. As a result, we have included the consolidation impacts of these entities within the current and prior period VIE disclosures.

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. These entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

		Collateralized
		private investment
	Grantor trusts	vehicle	CMBS	Real estate	Total

	(in millions)
December 31, 2014
Fixed maturities, available-for-sale	$278.2	$—	$—	$—	$278.2
Fixed maturities, trading	—	100.4	—	—	100.4
Real estate	—	—	—	284.9	284.9
Other investments	—	—	35.0	5.6	40.6
Cash	—	—	—	4.7	4.7
Accrued investment income	0.4	—	0.2	1.4	2.0
Other assets	—	—	—	0.3	0.3
Total assets	$278.6	100.4	35.2	$296.9	$711.1
Long-term debt	$—	$—	$—	$82.3	$82.3
Income taxes currently payable	—	—	—	10.6	10.6
Deferred income taxes	1.5	—	—	(0.4)	1.1
Other liabilities (1)	239.1	85.6	4.8	14.5	344.0
Total liabilities	$240.6	$85.6	$4.8	$107.0	$438.0
December 31, 2013
Fixed maturities, available-for-sale	$272.0	$—	$—	$—	$272.0
Fixed maturities, trading	—	110.4	—	—	110.4
Real estate	—	—	—	266.3	266.3
Other investments	—	—	68.1	—	68.1
Cash	—	—	—	12.0	12.0
Accrued investment income	0.3	—	0.5	1.1	1.9
Other assets	—	—	—	0.1	0.1
Total assets	$272.3	$110.4	$68.6	$279.5	$730.8
Long-term debt	$—	$—	$—	$47.7	47.7
Deferred income taxes	1.5	—	—	—	$1.5
Other liabilities (1)	217.2	93.8	31.4	20.0	362.4
Total liabilities	$218.7	$93.8	$31.4	$67.7	$411.6

(1)
Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; the collateralized private investment vehicle includes derivative liabilities and an obligation to redeem notes at maturity or termination of the trust.

We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2014 and 2013.
Unconsolidated Variable Interest Entities
Invested Securities
We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.
Unconsolidated VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.
We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.
We have invested in partnerships and other funds, some of which are classified as VIEs. Some of these entities have returns in the form of income tax credits. These entities are classified as VIEs as the general partners do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entities. Other limited partnerships and fund interests have returns from investment income. These entities are classified as VIEs as the decision makers do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we do not make the significant decisions for the entities, or our variable interest does not absorb the majority of the variability of the entities’ net assets.
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)

	(in millions)
December 31, 2014
Fixed maturities, available-for-sale:
Corporate	$456.7	$353.3
Residential mortgage-backed pass-through securities	2,805.2	2,687.0
Commercial mortgage-backed securities	3,975.5	3,896.9
Collateralized debt obligations	504.1	521.2
Other debt obligations	4,616.4	4,583.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	34.4	34.4
Commercial mortgage-backed securities	1.5	1.5
Collateralized debt obligations	39.4	39.4
Other debt obligations	0.2	0.2
Other investments:
Other limited partnership and fund interests	173.1	173.1

December 31, 2013
Fixed maturities, available-for-sale:
Corporate	$523.4	$448.2
Residential mortgage-backed pass-through securities	2,823.6	2,779.2
Commercial mortgage-backed securities	4,026.4	4,078.0
Collateralized debt obligations	363.4	391.9
Other debt obligations	4,167.8	4,157.5
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	47.5	47.5
Commercial mortgage-backed securities	1.8	1.8
Collateralized debt obligations	59.6	59.6
Other debt obligations	1.2	1.2
Other investments:
Other limited partnership and fund interests	123.5	123.5

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Sponsored Investment Funds

We provide asset management and other services to certain investment structures that are considered VIEs as we generally earn performance-based management fees. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.
5. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)

	(in millions)
December 31, 2014
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,074.5	$39.1	$2.9	$1,110.7	$—
Non-U.S. governments	357.2	90.8	1.4	446.6	—
States and political subdivisions	3,891.0	289.3	4.1	4,176.2	—
Corporate	26,953.6	2,149.2	188.1	28,914.7	18.3
Residential mortgage-backed pass-through securities	2,687.0	124.5	6.3	2,805.2	—
Commercial mortgage-backed securities	3,896.9	141.5	62.9	3,975.5	88.9
Collateralized debt obligations	521.2	3.5	20.6	504.1	1.3
Other debt obligations	4,583.4	57.5	24.5	4,616.4	66.9
Total fixed maturities, available-for-sale	$43,964.8	$2,895.4	$310.8	$46,549.4	$175.4
Total equity securities, available-for-sale	$113.1	$5.6	$9.8	$108.9
December 31, 2013
Fixed maturities, available-for-sale:
U.S. government and agencies	$807.0	$12.7	$50.0	$769.7	$—
Non-U.S. governments	451.4	73.3	1.1	523.6	—
States and political subdivisions	3,597.0	120.8	85.4	3,632.4	—
Corporate	27,677.2	1,811.1	271.1	29,217.2	17.2
Residential mortgage-backed pass-through securities	2,779.2	91.1	46.7	2,823.6	—
Commercial mortgage-backed securities	4,078.0	170.6	222.2	4,026.4	183.4
Collateralized debt obligations	391.9	6.0	34.5	363.4	0.7
Other debt obligations	4,157.5	51.8	41.5	4,167.8	76.3
Total fixed maturities, available-for-sale	$43,939.2	$2,337.4	$752.5	$45,524.1	$277.6
Total equity securities, available-for-sale	$108.2	$7.7	$13.3	$102.6

(1)
Excludes $167.5 million and $148.6 million as of December 31, 2014 and December 31, 2013, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2014, by expected maturity, were as follows:

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$2,597.2	$2,626.7
Due after one year through five years	12,782.3	13,303.7
Due after five years through ten years	7,582.6	8,025.4
Due after ten years	9,314.2	10,692.4
Subtotal	32,276.3	34,648.2
Mortgage-backed and other asset-backed securities	11,688.5	11,901.2
Total	$43,964.8	$46,549.4
Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale	$2,017.0	$2,109.3	$2,228.5
Fixed maturities, trading	12.2	11.2	15.1
Equity securities, available-for-sale	5.4	6.9	8.3
Equity securities, trading	6.5	2.8	2.9
Mortgage loans	563.4	565.2	588.9
Real estate	103.2	60.7	70.6
Policy loans	43.8	43.5	47.1
Cash and cash equivalents	3.7	4.4	4.9
Derivatives	(87.9)	(115.2)	(129.8)
Other	71.1	67.2	54.5
Total	2,738.4	2,756.0	2,891.0
Investment expenses	(74.9)	(74.5)	(79.2)
Net investment income	$2,663.5	$2,681.5	$2,811.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Net Realized Capital Gains and Losses

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$85.0	$37.9	$26.4
Gross losses	(40.7)	(115.2)	(143.9)
Other-than-temporary impairment losses reclassified
to (from) OCI	(102.2)	(22.0)	17.3
Hedging, net	(21.4)	(115.5)	(27.5)
Fixed maturities, trading	8.9	(5.2)	4.9
Equity securities, available-for-sale:
Gross gains	10.2	0.8	0.5
Gross losses	(0.3)	(0.3)	(0.9)
Equity securities, trading	10.8	22.4	26.3
Mortgage loans	(9.4)	(16.0)	(51.0)
Derivatives	60.4	(22.9)	(21.7)
Other	61.4	24.7	241.7
Net realized capital gains (losses)	$62.7	$(211.3)	$72.1
Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $2,068.9 million, $1,493.7 million and $1,119.3 million in 2014, 2013 and 2012, respectively.
Other-Than-Temporary Impairments
We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.
Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.
Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale	$18.5	$(89.5)	$(135.5)
Equity securities, available-for-sale	10.0	(0.3)	(0.4)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	28.5	(89.8)	(135.9)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) OCI (1)	(102.2)	(22.0)	17.3
Net impairment losses on available-for-sale securities	$(73.7)	$(111.8)	$(118.6)

(1)
Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.
The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Beginning balance	$(235.4)	$(329.0)	$(428.0)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(7.2)	(15.1)	(21.3)
Credit losses for which an other-than-temporary impairment was
previously recognized	(67.4)	(75.9)	(80.0)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	163.1	172.0	191.9
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	6.6	12.6	8.4
Ending balance	$(140.3)	$(235.4)	$(329.0)
(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2014
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$200.3	$0.7	$95.0	$2.2	$295.3	$2.9
Non-U.S. governments	13.5	1.4	—	—	13.5	1.4
States and political subdivisions	208.1	0.7	210.5	3.4	418.6	4.1
Corporate	3,005.9	75.1	1,091.1	113.0	4,097.0	188.1
Residential mortgage-backed pass-
through securities	18.0	—	395.3	6.3	413.3	6.3
Commercial mortgage-backed
securities	375.3	3.0	395.0	59.9	770.3	62.9
Collateralized debt obligations	114.8	1.0	112.0	19.6	226.8	20.6
Other debt obligations	971.2	3.5	432.7	21.0	1,403.9	24.5
Total fixed maturities, available-for-sale	$4,907.1	$85.4	$2,731.6	$225.4	$7,638.7	$310.8
Total equity securities, available-for-sale	$10.0	$—	$36.0	$9.8	$46.0	$9.8
Our consolidated portfolio consists of fixed maturities where 80% were investment grade (rated AAA through BBB-) with an average price of 96 (carrying value/amortized cost) at December 31, 2014. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2014, due primarily to a decrease in interest rates.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 685 securities with a carrying value of $4,907.1 million and unrealized losses of $85.4 million reflecting an average price of 98 at December 31, 2014. Of this portfolio, 77% was investment grade (rated AAA through BBB-) at December 31, 2014, with associated unrealized losses of $44.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 429 securities with a carrying value of $2,731.6 million and unrealized losses of $225.4 million. The average rating of this portfolio was A with an average price of 92 at December 31, 2014. Of the $225.4 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $59.9 million in unrealized losses with an average price of 87 and an average credit rating of A-. The remaining unrealized losses consist primarily of $113.0 million within the corporate sector at December 31, 2014. The average price of the corporate sector was 91 and the average credit rating was BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2014.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2013
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$517.2	$49.2	$9.2	$0.8	$526.4	$50.0
Non-U.S. governments	23.7	1.1	—	—	23.7	1.1
States and political subdivisions	1,319.0	75.0	46.1	10.4	1,365.1	85.4
Corporate	3,757.8	143.5	1,033.8	127.6	4,791.6	271.1
Residential mortgage-backed pass-
through securities	1,150.3	38.2	85.9	8.5	1,236.2	46.7
Commercial mortgage-backed
securities	683.7	15.3	495.6	206.9	1,179.3	222.2
Collateralized debt obligations	88.8	1.4	47.4	33.1	136.2	34.5
Other debt obligations	1,359.0	16.1	287.9	25.4	1,646.9	41.5
Total fixed maturities, available-for-sale	$8,899.5	$339.8	$2,005.9	$412.7	$10,905.4	$752.5
Total equity securities, available-for-sale	$16.7	$0.3	$48.3	$13.0	$65.0	$13.3

Our consolidated portfolio consists of fixed maturities where 87% were investment grade (rated AAA through BBB-) with an average price of 94 (carrying value/amortized cost) at December 31, 2013. Gross unrealized losses in our fixed maturities portfolio decreased slightly during the year ended December 31, 2013, due to spread improvements.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,154 securities with a carrying value of $8,899.5 million and unrealized losses of $339.8 million reflecting an average price of 96 at December 31, 2013. Of this portfolio, 94% was investment grade (rated AAA through BBB-) at December 31, 2013, with associated unrealized losses of $325.9 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 359 securities with a carrying value of $2,005.9 million and unrealized losses of $412.7 million. The average rating of this portfolio was BBB- with an average price of 83 at December 31, 2013. Of the $412.7 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $206.9 million in unrealized losses with an average price of 71 and an average credit rating of BB-. The remaining unrealized losses consist primarily of $127.6 million within the corporate sector at December 31, 2013. The average price of the corporate sector was 89 and the average credit rating was BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2013.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments in cash flow hedge relationships are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances and applicable income taxes was as follows:

	December 31, 2014	December 31, 2013

	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$2,712.3	$1,893.0
Noncredit component of impairment losses on fixed maturities, available-for-sale	(175.4)	(277.6)
Net unrealized losses on equity securities, available-for-sale	(4.2)	(5.6)
Adjustments for assumed changes in amortization patterns	(346.8)	(265.9)
Adjustments for assumed changes in policyholder liabilities	(849.3)	(498.0)
Net unrealized gains on derivative instruments	203.8	107.1
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	42.9	45.6
Provision for deferred income taxes	(553.5)	(348.5)
Net unrealized gains on available-for-sale securities and derivative instruments	$1,029.8	$650.1

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.
Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2014	December 31, 2013

	(in millions)
Commercial mortgage loans	$10,684.0	$10,282.5
Residential mortgage loans	536.4	605.7
Total amortized cost	11,220.4	10,888.2

Valuation allowance	(56.0)	(69.0)
Total carrying value	$11,164.4	$10,819.2

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We purchased $99.0 million, $44.9 million and $62.3 million of residential mortgage loans in 2014, 2013 and 2012, respectively. We sold $34.6 million, $0.0 million and $0.0 million of residential mortgage loans in 2014, 2013 and 2012, respectively. We purchased $57.3 million, $166.1 million and $149.1 million of commercial mortgage loans in 2014, 2013 and 2012, respectively. We sold $0.2 million, $13.0 million and $31.1 million of commercial mortgage loans in 2014, 2013 and 2012, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2014		December 31, 2013

	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	(in millions)
Geographic distribution
New England	$528.0	4.9%	$528.5	5.1%
Middle Atlantic	2,951.0	27.7	2,489.0	24.1
East North Central	442.1	4.1	519.9	5.1
West North Central	233.3	2.2	302.9	2.9
South Atlantic	1,970.9	18.5	1,949.5	19.0
East South Central	197.4	1.8	192.8	1.9
West South Central	1,023.9	9.6	830.3	8.1
Mountain	772.0	7.2	747.1	7.3
Pacific	2,565.4	24.0	2,722.5	26.5
Total	$10,684.0	100.0%	$10,282.5	100.0%

Property type distribution
Office	$3,646.1	34.1%	$3,360.5	32.6%
Retail	2,512.1	23.5	2,668.5	26.0
Industrial	1,916.1	18.0	1,766.2	17.2
Apartments	2,200.5	20.6	1,911.2	18.6
Hotel	331.5	3.1	333.1	3.2
Mixed use/other	77.7	0.7	243.0	2.4
Total	$10,684.0	100.0%	$10,282.5	100.0%
Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $283.5 million and $394.9 million and first lien mortgages with an amortized cost of $252.9 million and $210.8 million as of December 31, 2014 and December 31, 2013, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of a Standard & Poor’s (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2014
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$9,098.6	$168.8	$9,267.4
BBB+ thru BBB-	1,019.4	178.5	1,197.9
BB+ thru BB-	148.3	—	148.3
B+ and below	68.8	1.6	70.4
Total	$10,335.1	$348.9	$10,684.0

	December 31, 2013
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$8,067.1	$194.5	$8,261.6
BBB+ thru BBB-	1,444.3	250.0	1,694.3
BB+ thru BB-	155.4	0.1	155.5
B+ and below	169.1	2.0	171.1
Total	$9,835.9	$446.6	$10,282.5

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2014
	Home equity	First liens	Total

	(in millions)
Performing	$268.4	$247.6	$516.0
Nonperforming	15.0	5.4	20.4
Total	$283.4	$253.0	$536.4

	December 31, 2013
	Home equity	First liens	Total

	(in millions)
Performing	$378.3	$203.6	$581.9
Nonperforming	16.6	7.2	23.8
Total	$394.9	$210.8	$605.7
Non-Accrual Mortgage Loans
Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2014	December 31, 2013

	(in millions)
Commercial:
Brick and mortar	$9.6	$33.2
Residential:
Home equity	15.0	16.6
First liens	5.4	7.2
Total	$30.0	$57.0

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2014
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$—	$4.5	$0.7	$5.2	$10,329.9	$10,335.1
Commercial-CTL	—	—	—	—	348.9	348.9
Residential-home equity	2.3	1.2	3.4	6.9	276.5	283.4
Residential-first liens	0.3	1.1	4.3	5.7	247.3	253.0
Total	$2.6	$6.8	$8.4	$17.8	$11,202.6	$11,220.4

	December 31, 2013
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$—	$—	$16.7	$16.7	$9,819.2	$9,835.9
Commercial-CTL	—	—	—	—	446.6	446.6
Residential-home equity	4.4	1.0	3.0	8.4	386.5	394.9
Residential-first liens	1.2	0.3	5.6	7.1	203.7	210.8
Total	$5.6	$1.3	$25.3	$32.2	$10,856.0	$10,888.2
We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2014 or December 31, 2013.
Mortgage Loan Valuation Allowance
We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historic loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014
A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2014
Beginning balance	$28.7	$40.3	$69.0
Provision	(0.9)	7.9	7.0
Charge-offs	(0.9)	(22.7)	(23.6)
Recoveries	—	3.6	3.6
Ending balance	$26.9	$29.1	$56.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$8.8	$11.2
Collectively evaluated for impairment	24.5	20.3	44.8
Allowance ending balance	$26.9	$29.1	$56.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$26.4	$30.8
Collectively evaluated for impairment	10,679.6	510.0	11,189.6
Loan ending balance	$10,684.0	$536.4	$11,220.4

For the year ended December 31, 2013
Beginning balance	$51.8	$44.4	$96.2
Provision	4.1	11.1	15.2
Charge-offs	(28.0)	(18.3)	(46.3)
Recoveries	0.8	3.1	3.9
Ending balance	$28.7	$40.3	$69.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	26.3	30.5	56.8
Allowance ending balance	$28.7	$40.3	$69.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$31.4	$35.8
Collectively evaluated for impairment	10,278.1	574.3	10,852.4
Loan ending balance	$10,282.5	$605.7	$10,888.2

For the year ended December 31, 2012
Beginning balance	$64.8	$36.0	$100.8
Provision	13.5	39.9	53.4
Charge-offs	(26.7)	(35.1)	(61.8)
Recoveries	0.2	3.6	3.8
Ending balance	$51.8	$44.4	$96.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	49.4	34.6	84.0
Allowance ending balance	$51.8	$44.4	$96.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$13.6	$37.5	$51.1
Collectively evaluated for impairment	10,205.9	664.6	10,870.5
Loan ending balance	$10,219.5	$702.1	$10,921.6
Impaired Mortgage Loans
Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2014
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$5.2	$6.7	$—
Residential-first liens	3.4	3.4	—
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	16.5	17.1	8.2
Residential-first liens	6.4	6.4	0.6
Total:
Commercial	$9.6	$11.1	$2.4
Residential	$26.3	$26.9	$8.8

	December 31, 2013
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$21.5	$32.7	$—
Residential-first liens	4.6	4.6	—
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	19.5	19.7	9.2
Residential-first liens	7.3	6.2	0.6
Total:
Commercial	$25.9	$37.1	$2.4
Residential	$31.4	$30.5	$9.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	Average
	recorded	Interest income
	investment	recognized

	(in millions)
For the year ended December 31, 2014
With no related allowance recorded:
Commercial-brick and mortar	$13.4	$—
Residential-first liens	4.0	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.2
Residential-home equity	18.0	0.6
Residential-first liens	6.9	0.2
Total:
Commercial	$17.8	$0.2
Residential	$28.9	$0.8

For the year ended December 31, 2013
With no related allowance recorded:
Commercial-brick and mortar	$22.2	$0.2
Residential-first liens	7.2	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.3
Residential-home equity	20.2	1.1
Residential-first liens	7.1	0.2
Total:
Commercial	$26.6	$0.5
Residential	$34.5	$1.3

For the year ended December 31, 2012
With no related allowance recorded:
Commercial-brick and mortar	$11.4	$2.6
Residential-first liens	7.0	—
With an allowance recorded:
Commercial-brick and mortar	59.2	0.2
Residential-home equity	17.7	0.9
Residential-first liens	6.2	0.1
Total:
Commercial	$70.6	$2.8
Residential	$30.9	$1.0
Mortgage Loan Modifications
Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to increase, reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.
The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2014
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$5.1	1	$0.7
Residential-home equity	75	3.0	3	—
Residential-first liens	1	0.1	—	—
Total	78	$8.2	4	$0.7

	For the year ended December 31, 2013
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$0.9	—	$—
Residential-home equity	69	3.8	19	—
Residential-first liens	3	0.6	1	0.3
Total	74	$5.3	20	$0.3

	For the year ended December 31, 2012
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$18.0	1	$13.7
Residential-home equity	324	15.0	12	—
Residential-first liens	12	2.1	—	—
Total	338	$35.1	13	$13.7

Commercial mortgage loans that have been designated as a TDR have been previously reserved in the mortgage loan valuation allowance to the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate

Depreciation expense on invested real estate was $46.4 million, $44.4 million and $45.1 million in 2014, 2013 and 2012, respectively. Accumulated depreciation was $387.8 million and $364.8 million as of December 31, 2014 and 2013, respectively.

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

		December 31,
		2014	2013

		(in millions)

Total assets		$14,066.7	$7,985.3
Total liabilities		3,773.7	2,781.1
Total equity		$10,293.0	$5,204.2
Net investment in unconsolidated entities		$521.6	$384.3

	For the year ended December 31,

	2014	2013	2012

	(in millions)
Total revenues	$1,485.2	$773.7	$794.5
Net income	747.3	368.3	380.5
Our share of net income of unconsolidated entities	52.9	43.9	31.5
Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.
Securities Posted as Collateral
We posted $1,439.9 million in fixed maturities, available-for-sale securities at December 31, 2014, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with the Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, we posted $2,408.2 million in commercial mortgage loans and home equity mortgages as of December 31, 2014, to satisfy collateral requirements associated with our obligation under funding agreements with the FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, $139.7 million can be sold or repledged by the secured party.
Balance Sheet Offsetting
Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount

	(in millions)
December 31, 2014
Derivative assets	$650.8	$(478.9)	$(159.4)	$12.5
December 31, 2013
Derivative assets	$651.1	$(576.9)	$(70.6)	$3.6

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amount of derivative assets is not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount

	(in millions)
December 31, 2014
Derivative liabilities	$763.8	$(478.9)	$(220.6)	$64.3
December 31, 2013
Derivative liabilities	$1,017.3	$(576.9)	$(362.1)	$78.3

(1)
The gross amount of recognized derivative liabilities are reported with other liabilities on the consolidated statements of financial position. The above excludes $395.0 million and $207.7 million of derivative liabilities as of December 31, 2014 and December 31, 2013, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged is generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expense on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2014 and December 31, 2013.
6. Derivative Financial Instruments
Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.
Types of Derivative Instruments
Interest Rate Contracts
Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.
Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Credit Contracts
Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.
Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use futures traded on an exchange (“exchange traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.
Other Contracts
Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.
We have investment-type insurance contracts in which the return is tied to a leveraged inflation index. In addition, we had an investment-type insurance contract in which the return was tied to an external equity index. We economically hedge the risk associated with these investment-type insurance contracts.
We offer group annuity contracts that have guaranteed separate accounts as an investment option.
We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.
We have fixed deferred annuities and universal life contracts that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.
Exposure
Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.
Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $271.6 million and $393.1 million in cash and securities under collateral arrangements as of December 31, 2014 and December 31, 2013, respectively, to satisfy collateral requirements associated with our derivative credit support agreements and FCM agreements. These amounts include initial margin requirements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2014 and December 31, 2013, was $656.2 million and $1,042.9 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $271.6 million and $393.1 million as of December 31, 2014 and December 31, 2013, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2014, we would be required to post an additional $67.7 million of collateral to our counterparties.

As of December 31, 2014 and December 31, 2013, we had received $138.7 million and $21.0 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2014	December 31, 2013

	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$19,182.6	$20,570.8
Interest rate options	4,900.0	4,100.0
Swaptions	260.0	325.0
Interest rate futures	147.5	92.5
Foreign exchange contracts:
Currency swaps	1,835.1	2,247.1
Equity contracts:
Equity options	3,293.4	2,010.4
Equity futures	498.1	273.3
Credit contracts:
Credit default swaps	1,234.5	1,153.2
Total return swaps	90.0	90.0
Futures	10.4	9.1
Other contracts:
Embedded derivatives	8,646.8	7,036.0
Total notional amounts at end of period	$40,098.4	$37,907.4

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$510.8	$435.5
Interest rate options	41.0	42.5
Swaptions	—	1.0
Foreign exchange contracts:
Currency swaps	87.6	187.5
Equity contracts:
Equity options	30.2	30.0
Credit contracts:
Credit default swaps	13.3	9.5
Total return swaps	—	0.1
Total gross credit exposure	682.9	706.1
Less: collateral received	173.9	104.5
Net credit exposure	$509.0	$601.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013

	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$8.8	$0.1	$193.9	$285.4
Foreign exchange contracts	80.0	121.6	69.1	51.2
Total derivatives designated as hedging
instruments	$88.8	$121.7	$263.0	$336.6

Derivatives not designated as hedging
instruments
Interest rate contracts	$508.6	$452.2	$321.5	$489.6
Foreign exchange contracts	9.9	37.6	12.0	10.6
Equity contracts	30.2	30.0	131.7	145.0
Credit contracts	13.3	9.6	35.6	35.5
Other contracts	—	—	395.0	207.7
Total derivatives not designated as hedging
instruments	562.0	529.4	895.8	888.4

Total derivative instruments	$650.8	$651.1	$1,158.8	$1,225.0
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative (assets) liabilities with a fair value of $155.9 million and $(9.5) million as of December 31, 2014 and December 31, 2013, respectively, are reported with contractholder funds on the consolidated statements of financial position.
Credit Derivatives Sold
When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.
These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $10.0 million as of December 31, 2014 and $44.9 million as of December 31, 2013. These purchased credit derivative transactions had a net asset (liability) fair value of $(0.1) million as of December 31, 2014 and $(0.5) million as of December 31, 2013. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.
We purchased an investment structure with embedded credit features that is fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.
The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2014
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$1.0	$30.0	4.2
AA	79.0	1.6	79.0	3.3
A	254.5	3.3	254.5	2.8
BBB	345.0	1.2	345.0	3.6
BB	10.0	0.9	10.0	5.0
Government/municipalities
AA	30.0	0.6	30.0	4.3
Sovereign
AA	10.0	0.1	10.0	4.7
BBB	40.0	(0.1)	40.0	4.7
Total single name credit default swaps	798.5	8.6	798.5	3.5

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(19.1)	100.4	2.2
Government/municipalities
AA	30.0	(1.8)	30.0	2.7
Structured finance
BBB	16.9	0.1	16.9	3.5
Total basket and index credit default swaps	147.3	(20.8)	147.3	2.5
Total credit default swap protection sold	$945.8	$(12.2)	$945.8	3.3

	December 31, 2013
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AAA	$10.0	$0.3	$10.0	4.7
AA	84.0	1.8	84.0	4.0
A	294.5	4.2	294.5	4.0
BBB	265.0	(1.2)	265.0	3.9
Total single name credit default swaps	653.5	5.1	653.5	4.0

Basket and index credit default swaps
Corporate debt
Near default (1)	110.4	(19.9)	110.4	3.2
Government/municipalities
AA	30.0	(3.5)	30.0	3.7
Structured finance
BBB	25.0	(0.9)	25.0	3.5
Total basket and index credit default swaps	165.4	(24.3)	165.4	3.4
Total credit default swap protection sold	$818.9	$(19.2)	$818.9	3.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

(1)
Includes $78.0 million and $88.0 million as of December 31, 2014 and December 31, 2013, respectively, notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third party investors.

We also have invested in fixed maturities classified as available-for-sale that contain credit default swaps that do not require bifurcation and fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

	December 31, 2014
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
A	$24.1	$24.1	2.0
Total corporate debt	24.1	24.1	2.0

Structured finance
A	56.1	56.1	1.5
BB	5.8	5.8	2.7
CCC	9.5	9.5	4.7
Total structured finance	71.4	71.4	2.1
Total fixed maturities with credit derivatives	$95.5	$95.5	2.0

	December 31, 2013
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
BBB	$23.4	$23.4	3.0
Total corporate debt	23.4	23.4	3.0

Structured finance
A	18.1	16.7	4.8
BB	5.5	5.5	3.3
B	4.1	4.1	3.1
CCC	23.5	23.5	4.8
Total structured finance	51.2	49.8	4.5
Total fixed maturities with credit derivatives	$74.6	$73.2	4.0
Fair Value Hedges
We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.
We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in fair	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)

hedging relationships	2014	2013	2012	relationships	2014	2013	2012

	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$25.4	$139.5	$38.6	available-for-sale	$(27.7)	$(133.3)	$(34.1)
				Investment-type
Interest rate contracts	2.0	(0.7)	—	insurance contracts	(1.9)	0.2	—
Foreign exchange				Fixed maturities,
contracts	5.5	(0.2)	0.7	available-for-sale	(5.4)	0.4	0.4
Foreign exchange				Investment-type
contracts	0.2	(36.7)	9.3	insurance contracts	(0.2)	36.5	(12.6)
Total	$33.1	$101.9	$48.6	Total	$(35.2)	$(96.2)	$(46.3)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,

Hedged Item	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale (1)	$(93.0)	$(120.7)	$(134.3)
Investment-type insurance contracts (2)	4.3	33.2	37.1
(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
Cash Flow Hedges
We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.
We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.
The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 5.5 years. At December 31, 2014, we had $67.1 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. We reclassified $0.0 million and $0.2 million from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2014 and 2013, respectively.
The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,

relationships	hedged item	2014	2013	2012	(effective portion)	2014	2013	2012

		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$29.0	$(80.5)	$16.2	income	$13.8	$11.7	$8.9
Interest rate	Investment-type				Benefits, claims and
contracts	insurance contracts	2.0	2.5	2.5	settlement expenses	—	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	68.7	(0.9)	(27.9)	losses	(10.2)	(16.7)	(6.4)
Foreign exchange	Investment-type				Benefits, claims and
contracts	insurance contracts	7.2	5.0	7.6	settlement expenses	—	—	—
Total		$106.9	$(73.9)	$(1.6)	Total	$3.6	$(5.0)	$2.5
The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,

Hedged item	2014	2013	2012

	(in millions)
Fixed maturities, available-for-sale (1)	$5.1	$7.7	$8.0
Investment-type insurance contracts (2)	(11.1)	(11.0)	(13.4)
(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.0 million, $0.8 million and $0.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.
We expect to reclassify net gains of $10.1 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.
Derivatives Not Designated as Hedging Instruments
Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,

Derivatives not designated as hedging instruments	2014	2013	2012

	(in millions)
Interest rate contracts	$246.1	$(137.6)	$(7.7)
Foreign exchange contracts	(31.4)	6.1	40.0
Equity contracts	21.9	(159.4)	(100.5)
Credit contracts	(34.7)	40.6	12.0
Other contracts	(190.2)	148.3	35.7
Total	$11.7	$(102.0)	$(20.5)
7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2014 and 2013, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $165.2 million and $111.6 million as of December 31, 2014 and 2013, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2014	December 31, 2013

	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,366.5	$4,532.0
Other policyholder funds	9.6	10.5
Policyholder dividends payable	259.2	270.5
Policyholder dividends obligation	165.2	111.6
Deferred income taxes	—	2.2
Other liabilities	17.6	24.7
Total Closed Block liabilities	4,818.1	4,951.5

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,399.5	2,470.9
Fixed maturities, trading	11.9	13.4
Equity securities, available-for-sale	3.8	3.6
Mortgage loans	912.1	828.6
Policy loans	610.0	644.2
Other investments	101.1	118.5
Total investments	4,038.4	4,079.2
Cash and cash equivalents	29.2	70.3
Accrued investment income	48.8	49.5
Premiums due and other receivables	13.6	11.7
Deferred tax asset	58.1	66.2
Other assets	—	2.2
Total assets designated to the Closed Block	4,188.1	4,279.1
Excess of Closed Block liabilities over assets designated to the Closed Block	630.0	672.4
Amounts included in accumulated other comprehensive income	18.9	12.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$648.9	$685.3
Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Revenues
Premiums and other considerations	$351.9	$379.9	$397.4
Net investment income	201.9	207.7	222.8
Net realized capital gains (losses)	(2.3)	(12.3)	3.6
Total revenues	551.5	575.3	623.8

Expenses
Benefits, claims and settlement expenses	313.3	320.1	325.7
Dividends to policyholders	173.2	184.4	192.6
Operating expenses	4.3	4.7	4.9
Total expenses	490.8	509.2	523.2
Closed Block revenues, net of Closed Block expenses, before income taxes	60.7	66.1	100.6
Income taxes	19.5	21.1	32.6
Closed Block revenues, net of Closed Block expenses and income taxes	41.2	45.0	68.0
Funding adjustment charges	(4.8)	(6.5)	(4.8)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$36.4	$38.5	$63.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Beginning of year	$685.3	$723.8	$787.0
End of year	648.9	685.3	723.8
Change in maximum future earnings	$(36.4)	$(38.5)	$(63.2)
We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.
8. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Balance at beginning of year	$2,848.8	$2,394.7	$2,197.3
Cost deferred during the year	347.4	393.0	393.6
Amortized to expense during the year (1)	(348.5)	(170.6)	(82.3)
Adjustment related to unrealized gains on available-for-sale securities and
derivative instruments	(93.1)	231.7	(113.9)
Balance at end of year	$2,754.6	$2,848.8	$2,394.7
(1) Includes adjustments for revisions to estimated gross profits.

9. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2014	2013

	(in millions)
Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$10,077.7	$10,582.7
GICs	10,115.3	10,858.3
Funding agreements	7,338.1	7,642.9
Other investment-type insurance contracts	1,008.5	731.8
Total liabilities for investment-type insurance contracts	28,539.6	29,815.7
Universal life and other reserves	4,888.7	4,812.0
Total contractholder funds	$33,428.3	$34,627.7
Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.
Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2014 and 2013, $111.2 million and $370.9 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2014 and 2013, $1,137.1 million and $1,278.7 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2014 and 2013, $505.8 million and $637.6 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2014 and 2013, $549.2 million and $975.0 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2014 and 2013, $3,284.7 million and $2,630.5 million of liabilities are being held with respect to any issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Future Policy Benefits and Claims

Activity associated with unpaid disability and health claims is summarized as follows:

	December 31,
	2014	2013	2012

	(in millions)
Balance at beginning of year	$1,144.7	$1,066.0	$1,006.9
Incurred:
Current year	760.5	712.0	711.8
Prior years	1.2	1.0	9.7
Total incurred	761.7	713.0	721.5
Payments:
Current year	445.5	432.1	446.3
Prior years	220.8	202.2	216.1
Total payments	666.3	634.3	662.4
Balance at end of year:
Current year	315.0	279.9	265.5
Prior years	925.1	864.8	800.5
Total balance at end of year	$1,240.1	$1,144.7	$1,066.0

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$47.5	$43.4	$46.6
Reinsurance recoverables for unpaid claims	$300.0	$260.1	$239.1

Incurred liability adjustments relating to prior years, which affected current operations during 2014, 2013 and 2012, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.

10. Debt
Short-Term Debt
As of December 31, 2014 and 2013, we had short-term credit facilities with various financial institutions in an aggregate amount of $945.0 million and $1,045.0 million, respectively. As of December 31, 2014 and 2013, we had $154.5 million and $292.4 million, respectively, of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, with no assets pledged as support. Interest paid on intercompany debt was $0.5 million, $0.8 million and $1.0 million during 2014, 2013 and 2012, respectively. Our credit facilities include a $400.0 million 5-year facility that matures in March 2019, with PFG, PFSI and us as co-borrowers, a $300.0 million 364-day facility with us as borrower that matures in March 2015, and a $200.0 million 3-year facility with PFG, PFSI, Principal Financial Services V (UK) LTD and us as the co-borrowers that matures in March 2017. These facilities may be used for general corporate purposes, including commercial paper back-stop. Our commercial paper programs require 100% back-stop support, of which there were no outstanding balances as of December 31, 2014 and 2013.
The weighted‑average interest rate on short-term borrowings as of December 31, 2014 and 2013, was 0.1% and 0.2%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2014	2013

	(in millions)
8.0% surplus notes payable, due 2044	$—	$99.3
Non-recourse mortgages and notes payable	82.3	53.1
Total long-term debt	$82.3	$152.4

The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates held any portion of the notes. Each payment of interest and principal on the notes, however, could be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we had sufficient surplus earnings to make such payments. On March 1, 2014, we redeemed the surplus notes in whole at a redemption price equal to 102.3% of par, which was approved by the Commissioner.

The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2014, ranged from $1.7 million to $32.6 million per development with interest rates being variable. Outstanding principal balances as of December 31, 2013, ranged from $1.6 million to $20.1 million per development with interest rates being 5.5% or variable. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $155.6 million and $101.4 million as of December 31, 2014 and 2013, respectively.

At December 31, 2014, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2015	$—
2016	—
2017	—
2018	—
2019	—
Thereafter	82.3
Total future maturities of the long-term debt	$82.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

11. Income Taxes
Income Tax Expense
Our income tax expense was as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Current income taxes (benefits):
U.S. federal	$218.8	$98.2	$(8.1)
State	6.0	4.9	7.6
Foreign	4.9	17.9	19.5
Tax benefit of operating loss carryforward	(161.4)	(130.4)	(70.7)
Total current income taxes (benefits)	68.3	(9.4)	(51.7)
Deferred income taxes (benefits):
U.S. federal	172.7	181.4	206.1
State	2.0	1.4	(3.1)
Total deferred income taxes	174.7	182.6	203.2
Total income taxes	$243.0	$173.2	$151.5
Effective Income Tax Rate
Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2014	2013	2012

U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(12)	(13)	(12)
Interest exclusion from taxable income	(2)	(2)	(3)
Tax credits	(2)	—	—
Other	1	—	(2)
Effective income tax rate	20%	20%	18%
Unrecognized Tax Benefits
A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2014	2013

	(in millions)
Balance at beginning of period	$106.0	$129.1
Additions based on tax positions related to the current year	12.1	8.8
Additions for tax positions of prior years	58.8	—
Reductions for tax positions related to the current year	(8.4)	(3.3)
Reductions for tax positions of prior years	—	(28.6)
Balance at end of period (1)	$168.5	$106.0

(1)	Of this amount, $52.5 million, if recognized, would reduce the 2014 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.
As of December 31, 2014 and 2013, we had recognized $100.4 million and $37.0 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our net deferred income taxes were as follows:

	December 31,
	2014	2013

	(in millions)
Deferred income tax assets:
Insurance liabilities	$390.8	$281.6
Investments, including derivatives	380.6	455.0
Net operating and capital loss carryforwards	114.4	241.9
Employee benefits	147.3	307.3
Other deferred income tax assets	50.6	21.5
Total deferred income tax assets	1,083.7	1,307.3
Deferred income tax liabilities:
Deferred acquisition costs	(728.3)	(761.5)
Investments, including derivatives	(374.2)	(375.6)
Net unrealized gains on available-for-sale securities	(901.0)	(578.4)
Real estate	(132.7)	(117.2)
Intangible assets	(22.9)	(27.3)
Other deferred income tax liabilities	(7.4)	—
Total deferred income tax liabilities	(2,166.5)	(1,860.0)
Total net deferred income tax liabilities	$(1,082.8)	$(552.7)

Net deferred income taxes by jurisdiction were as follows:

	December 31,
	2014	2013

	(in millions)
Deferred income tax liabilities:
U.S. federal	$(1,078.8)	$(550.7)
State	(4.0)	(2.0)
Total net deferred income tax liabilities	$(1,082.8)	$(552.7)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are net operating loss and tax credit carryforwards for tax purposes available to offset future taxable income. We had net operating loss and tax credit carryforwards for U.S. federal income tax purposes of $191.4 million and $670.8 million at December 31, 2014 and 2013, respectively, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return in 2012 and 2013. These U.S. federal net operating loss and tax credit carryforwards will expire between 2022 and 2033. All accumulated U.S. federal net operating loss and tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Domestic state net operating loss carryforwards were $17.7 million and $10.0 million as of December 31, 2014 and 2013, respectively, and will expire between 2015 and 2034. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Other Tax Information
The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2009. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We do not expect the litigation to be resolved within the next twelve months. We had $300.7 million and $331.4 million of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position as of December 31, 2014 and 2013, respectively.
We filed claims for refund for tax years 2004 – 2005 during 2012 and will file claims for refund relating to disputed adjustments for tax years 2006 – 2008 in 2015. The IRS commenced audit of our U.S. federal income tax return for 2009 during the fourth quarter of 2011, for 2010 during the first quarter of 2012 and for 2011 during the first quarter of 2013. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.
The U.S. Court of Federal Claims issued a summary judgment determination in the case of Principal Life Insurance Company and Subsidiaries v. the United States on May 9, 2014. The court ruled against our timing of recognition of gains and losses associated with the purchase and sale of principal-only certificates. The ruling caused a re-evaluation of our uncertain tax positions, which resulted in a $47.5 million reduction in net income in the second quarter of 2014. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income. We do not believe there is a reasonable possibility the total amount of unrecognized tax benefits will significantly increase or decrease in the next twelve months.
12. Employee and Agent Benefits
We participate in postretirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies for plans we sponsor and we reimburse PFG for plans it sponsors. The reimbursement is not reflected in our employee and agent benefits disclosures.
Prior to November 2014, we sponsored defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While assets are designated to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. Effective November 2014, PFG became the sponsor of these plans. We continue to reflect pension expense through our expense allocation agreement with PFG. In connection with the change in sponsorship, PFG assumed the pension plan liability from us.
We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.
Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.
Obligations and Funded Status
The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position, was as follows:

			Other postretirement
	Pension benefits		benefits

	December 31,		December 31,

	2014	2013	2014	2013

	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(2,440.2)	$(2,638.0)	$(140.6)	$(147.8)
Service cost	(45.0)	(57.1)	(1.4)	(1.0)
Interest cost	(97.6)	(103.8)	(6.6)	(5.7)
Actuarial gain (loss)	—	279.2	(26.0)	7.9
Participant contribution	—	—	(6.6)	(6.8)
Benefits paid	69.5	79.5	12.2	13.6
Plan transfer due to change in sponsorship	2,513.3	—	—	—
Other	—	—	(0.7)	(0.8)
Benefit obligation at end of year	$—	$(2,440.2)	$(169.7)	$(140.6)

Change in plan assets
Fair value of plan assets at beginning of year	$1,925.6	$1,682.1	$613.0	$519.7
Actual return on plan assets	110.0	199.8	31.9	95.9
Employer contribution	116.4	123.2	0.4	4.2
Participant contributions	—	—	6.6	6.8
Benefits paid	(69.5)	(79.5)	(12.2)	(13.6)
Plan transfer due to change in sponsorship	(2,082.5)	—	—	—
Fair value of plan assets at end of year	$—	$1,925.6	$639.7	$613.0

Amount recognized in statement of financial position
Other assets	$—	$—	$470.7	$473.0
Other liabilities	—	(514.6)	(0.7)	(0.6)
Total	$—	$(514.6)	$470.0	$472.4

Amount recognized in accumulated other comprehensive
(income) loss
Total net actuarial (gain) loss	$—	$391.1	$(53.0)	$(83.1)
Prior service benefit	—	(11.8)	(35.9)	(56.2)
Pre-tax accumulated other comprehensive (income) loss	$—	$379.3	$(88.9)	$(139.3)
The accumulated benefit obligation for all defined benefit pension plans was $2,287.4 million at December 31, 2013.
Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in Rabbi trusts for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

as plan assets under U.S. GAAP. Effective November 2014, the assets held in Rabbi trusts were transferred to PFG due the change in sponsorship and are no longer fully consolidated in our consolidated statements of financial position. The market value of assets held in these trusts was $304.3 million as of December 31, 2013.

Pension Plan Changes and Plan Gains/Losses
On January 1, 2010, benefits under the Principal Pension Plan were frozen for certain participants.
For the year ended December 31, 2013, the pension plans had a gain primarily due to an increase in the discount rate.
Other Postretirement Plan Changes and Plan Gains/Losses
On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2014, 2013 and 2012, the Medicare subsidies we received and accrued for were $0.7 million, $0.8 million and $0.8 million, respectively.

An actuarial loss occurred during 2014 for the other postretirement benefit plans. This was due to a decrease in the discount rate, a change in the mortality assumption, a lower than expected increase in the medical premium equivalents for participants over age 65 and a greater than expected increase in the claim costs for participants under age 65. An actuarial gain occurred during 2013 for the other postretirement benefit plans. This was due to an increase in the discount rate and trend assumption for participants over age 65 and a change in assumption for retirees who voluntarily drop medical coverage at age 65 or older.

Impact from Exit of Group Medical Insurance Business

On September 30, 2010, we announced our decision to exit the group medical insurance business and entered into an agreement with United Healthcare Services, Inc. to renew medical insurance coverage for our customers as the business transitions. Our exit from the group medical insurance business resulted in a curtailment gain associated with the pension and other postretirement benefits of the impacted employees, which was recognized in our consolidated financial statements as impacted employees were terminated. We recognized a final curtailment in 2012, which resulted in a curtailment gain of $0.7 million for the pension plan and $3.5 million for the other postretirement benefits.

Information for Pension Plans With an Accumulated Benefit Obligation in Excess of Plan Assets

For 2013, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. As noted previously, the nonqualified plans had assets deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets were included in our consolidated statements of financial position.

	December 31,

	2014	2013

	(in millions)
Projected benefit obligation	$—	$2,440.2
Accumulated benefit obligation	—	2,287.4
Fair value of plan assets	—	1,925.6

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,

	2014	2013

	(in millions)
Accumulated postretirement benefit obligation	$1.5	$1.5
Fair value of plan assets	0.8	0.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits

	For the year ended December 31,

	2014	2013	2012	2014	2013	2012

	(in millions)
Service cost	$45.0	$57.1	$47.0	$1.4	$1.0	$1.3
Interest cost	97.6	103.8	109.1	6.6	5.7	8.2
Expected return on plan assets	(110.0)	(127.4)	(114.6)	(32.6)	(28.8)	(33.5)
Amortization of prior service benefit	(3.9)	(8.7)	(9.4)	(20.3)	(25.9)	(28.6)
Recognized net actuarial (gain) loss	42.1	118.5	90.9	(3.4)	1.0	0.9
Amounts recognized due to special events	—	—	(0.7)	—	—	(3.5)
Net periodic benefit cost (income)	$70.8	$143.3	$122.3	$(48.3)	$(47.0)	$(55.2)

The pension plans' actuarial gains and losses were amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses were amortized without use of the 10% allowable corridor. For the nonqualified pension plans the corridors allowed were used. For the other postretirement benefit plans, the corridors allowed are used.

			Other postretirement
	Pension benefits		benefits

	For the year ended December 31,

	2014	2013	2014	2013

	(in millions)
Other changes recognized in accumulated other comprehensive
(income) loss
Net actuarial (gain) loss	$—	$(351.7)	$26.7	$(75.0)
Amortization of gain (loss)	(42.1)	(118.5)	3.4	(1.0)
Amortization of prior service benefit	3.9	8.7	20.3	25.9
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(38.2)	$(461.5)	$50.4	$(50.1)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$32.6	$(318.2)	$2.1	$(97.1)
In connection with the pension plan sponsorship change, we transferred $341.1 of pre-tax accumulated other comprehensive loss to PFG.
Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.
The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2015 fiscal year are $(0.8) million and $(18.4) million, respectively.
Assumptions
Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

				Other postretirement
	Pension benefits			benefits

	For the year ended December 31,

	2014		2013	2014	2013

Discount rate	N/A	%	4.90%	4.00%	4.90%
Rate of compensation increase	N/A	%	4.80%	4.82%	4.83%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits			Other postretirement benefits

	For the year ended December 31,

	2014	2013	2012	2014	2013	2012

Discount rate	4.90%	4.00%	5.15%	4.90%	4.00%	5.15%
Expected long-term return on plan assets	6.75%	7.50%	8.00%	5.36%	5.62%	7.30%
Rate of compensation increase	4.80%	4.80%	5.00%	4.83%	4.83%	5.00%

For the pension benefits, the discount rate was determined by projecting future benefit payments inherent in the projected benefit obligation and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments were discounted to determine a present value using the yield curve and the discount rate was the level rate that produces the same present value. The expected return on plan assets was the long-term rate we expected to be earned based on the plans’ investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.

For other postretirement benefits, the 5.36% expected long-term return on plan assets for 2014 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 5.4%, 5.0% and 5.85%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,

	2014	2013

Health care cost trend rate assumed for next year under age 65	7.0%	8.0%
Health care cost trend rate assumed for next year age 65 and over	6.0%	6.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2019	2020
Year that the rate reaches the ultimate trend rate (65 and older)	2020	2019
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease

	(in millions)
Effect on total of service cost and interest cost components	$0.4	$(0.4)
Effect on accumulated postretirement benefit obligation	(8.5)	7.5
Pension Plan and Other Postretirement Benefit Plan Assets
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds and real estate investments.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a Principal Life general account investment.
Prior to November 2014, our pension plan assets consisted of investments in separate accounts. Net asset value (“NAV”) of the separate accounts was calculated in a manner consistent with U.S. GAAP for investment companies and was determinative of their

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

fair value. Several of the separate accounts invested in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock was used to determine the NAV of the separate account, which was not publicly quoted. Some of the separate accounts also invested in fixed income securities. The fair value of the underlying securities was based on quoted prices of similar assets and used to determine the NAV of the separate account.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the Principal Life general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.
Pension Plan Assets
The fair value of the qualified pension plan’s assets by asset category was as follows:

	December 31, 2013
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$414.0	$—	$414.0	$—
U.S. small/mid cap equity portfolios (2)	102.9	—	102.9	—
Balanced asset portfolios (3)	96.9	—	96.9	—
International equity portfolios (4)	171.0	—	171.0	—
Fixed income security portfolios (5)	1,048.5	—	1,048.5	—
Real estate investment portfolios:
Direct real estate investments (6)	92.3	—	92.3	—
Total	$1,925.6	$—	$1,925.6	$—

(1)	The portfolios invested primarily in publicly traded equity securities of large U.S. companies.

(2)	The portfolios invested primarily in publicly traded equity securities of mid-sized and small U.S. companies.

(3)
The portfolios were a combination of underlying fixed income and equity investment options. These investment options may have included balanced, asset allocation, target-date and target-risk investment options. Although typically lower risk than investment options that invested solely in equities, all investment options in this category had the potential to lose value.

(4)	The portfolios invested primarily in publicly traded equity securities of non-U.S. companies.

(5)
The portfolios invested in various fixed income securities, primarily of U.S. origin. These included, but were not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(6)	The portfolio invested primarily in U.S. commercial real estate properties.
We had no Level 3 assets in 2013 or 2012.
We had established an investment policy that provided the investment objectives and guidelines for the pension plan. Our investment strategy was to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks were monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

•	Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

In administering the qualified pension plan’s asset allocation strategy, we considered the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

Other Postretirement Benefit Plan Assets

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	December 31, 2014
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
Cash and cash equivalents	$5.5	$5.5	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	164.4	161.1	3.3	—
Principal Life general account investment (2)	36.3	—	—	36.3
U.S. equity portfolios (3)	375.6	311.0	64.6	—
International equity portfolios (4)	57.9	44.5	13.4	—
Total	$639.7	$522.1	$81.3	$36.3

	December 31, 2013

	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
Cash and cash equivalents	$4.7	$4.7	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	157.9	157.9	—	—
Principal Life general account investment (2)	38.8	—	—	38.8
U.S. equity portfolios (3)	351.6	288.0	63.6	—
International equity portfolios (4)	60.0	45.9	14.1	—
Total	$613.0	$496.5	$77.7	$38.8

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The general account is invested in various fixed income securities.

(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

As of December 31, 2014 and 2013, respectively, $81.3 million and $77.7 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2014
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2013	date	period	settlements	Level 3	Level 3	2014

(in millions)
Asset category
Principal Life general account
investment	$38.8	$0.8	$—	$(3.3)	$—	$—	$36.3

For the year ended December 31, 2013
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2012	date	period	settlements	Level 3	Level 3	2013

(in millions)
Asset category
Principal Life general account
investment	$42.1	$1.1	$—	$(4.4)	$—	$—	$38.8

For the year ended December 31, 2012
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2011	date	period	settlements	Level 3	Level 3	2012

(in millions)
Asset category
Principal Life general account
investment	$42.5	$3.1	$—	$(3.5)	$—	$—	$42.1
According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset Category	Target allocation

U.S. equity portfolios	45% - 65%
International equity portfolios	5% - 15%
Fixed income security portfolios	30% - 50%
The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.
Contributions
Prior to November 2014, our funding policy for the qualified pension plan was to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We may contribute to our other postretirement benefit plans in 2015 pending future analysis.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

	Other postretirement
	benefits (gross benefit
	payments, including	Amount of Medicare
	prescription drug benefits)	Part D subsidy receipts

	(in millions)
Year ending December 31:
2015	$18.2	$0.9
2016	18.9	1.0
2017	19.4	1.0
2018	19.6	1.0
2019	20.1	1.0
2020-2024	104.5	4.8

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2014.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014
The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

	For the year ended December 31,

	2014			2013

	Qualified	Nonqualified		Qualified	Nonqualified
	Plan	Plan	Total	Plan	Plan	Total

	(in millions)
Amount recognized in statement of financial
position
Other assets	$—	$—	$—	$—	$—	$—
Other liabilities	—	—	—	(138.6)	(376.0)	(514.6)
Total	$—	$—	$—	$(138.6)	$(376.0)	$(514.6)

Amount recognized in accumulated other
comprehensive loss
Total net actuarial loss	$—	$—	$—	$298.3	$92.8	$391.1
Prior service benefit	—	—	—	(6.5)	(5.3)	(11.8)
Pre-tax accumulated other comprehensive loss	$—	$—	$—	$291.8	$87.5	$379.3

Components of net periodic benefit cost
Service cost	$39.0	$6.0	$45.0	$50.4	$6.7	$57.1
Interest cost	82.6	15.0	97.6	88.2	15.6	103.8
Expected return on plan assets	(110.0)	—	(110.0)	(127.4)	—	(127.4)
Amortization of prior service benefit	(2.6)	(1.3)	(3.9)	(6.1)	(2.6)	(8.7)
Recognized net actuarial loss	35.8	6.3	42.1	104.4	14.1	118.5
Net periodic benefit cost	$44.8	$26.0	$70.8	$109.5	$33.8	$143.3

Other changes recognized in accumulated other
comprehensive (income) loss
Net actuarial gain	$—	$—	$—	$(322.4)	$(29.3)	$(351.7)
Amortization of net loss	(35.8)	(6.3)	(42.1)	(104.4)	(14.1)	(118.5)
Amortization of prior service benefit	2.6	1.3	3.9	6.1	2.6	8.7
Total recognized in pre-tax accumulated other
comprehensive income	$(33.2)	$(5.0)	$(38.2)	$(420.7)	$(40.8)	$(461.5)
Total recognized in net periodic benefit cost
and pre-tax accumulated other comprehensive
(income) loss	$11.6	$21.0	$32.6	$(311.2)	$(7.0)	$(318.2)
We have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $17,500 of their compensation to the plans in 2014. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $41.7 million, $39.8 million and $37.3 million in 2014, 2013 and 2012, respectively, to our qualified defined contribution plans.
We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2014, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $4.1 million, $5.0 million and $4.6 million in 2014, 2013 and 2012, respectively, to our nonqualified deferred compensation plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

13. Contingencies, Guarantees and Indemnifications
Litigation and Regulatory Contingencies
We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.
We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.
In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.
On March 18, 2014, McCaffree Financial Corp. Employee Retirement Program (“McCaffree”) filed a putative class action lawsuit in the United States District Court for the Southern District of Iowa against us. The complaint alleged, among other things, breach of duty of loyalty, breach of duty of prudence and prohibited transactions under ERISA. McCaffree seeks a nationwide class action on behalf of all participants and beneficiaries of defined contribution retirement plans that invested in any Principal Separate Account in the last six years. McCaffree seeks disgorgement of all fees it alleges we improperly retained in addition to other general claims for relief. We have filed a motion to dismiss the case and on December 11, 2014, the court granted the motion. McCaffree filed a notice of appeal on December 22, 2014. We will continue to aggressively defend the case.
On August 29, 2013, American Chemicals & Equipment, Inc. 401(k) Retirement Plan (“ACE”) filed a lawsuit in the United States District Court for the Northern District of Alabama against Principal Management Corporation and Principal Global Investors, LLC (the “ACE Defendants”). The lawsuit alleges the ACE Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging excessive fees on certain of the LifeTime series target date funds. On January 24, 2014, the court granted the motion filed by the ACE Defendants to transfer the case to the Southern District of Iowa. The ACE Defendants continue to aggressively defend the lawsuit.
On December 2, 2009 and December 4, 2009, two plaintiffs, Cruise and Mullaney, each filed putative class action lawsuits in the United States District Court for the Southern District of New York against us; PFG; Principal Global Investors, LLC; Principal Management Corporation; and Principal Real Estate Investors, LLC (the “Cruise/Mullaney Defendants”). The lawsuits alleged the Cruise/Mullaney Defendants failed to manage the Principal U.S. Property Separate Account (“PUSPSA”) in the best interests of investors, improperly imposed a “withdrawal freeze” on September 26, 2008, and instituted a “withdrawal queue” to honor withdrawal requests as sufficient liquidity became available. The two lawsuits, as well as two subsequently filed complaints asserting similar claims, have been consolidated and are now known as In re Principal U.S. Property Account Litigation. Plaintiffs’ request for permission to appeal the denial of class certification was denied by the U.S. Eighth Circuit Court of Appeals on December 31, 2013. The case was dismissed on December 15, 2014.
In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several lawsuits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. We are one of a large group of defendants to this action, and believe that we have meritorious defenses to Lehman’s claims and intend to aggressively defend against them. The estate’s claim against us, including interest (which we also dispute), was approximately $541.0 million.
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2014, there were no

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.

We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.

The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2014.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plan and to third parties primarily related to a former subsidiary. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2014, was approximately $345.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2014 and 2013, the liability balance for guaranty fund assessments, which is not discounted, was $16.8 million and $22.5 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2014 and 2013, $7.1 million and $11.5 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2014, 2013 and 2012 was $29.5 million, $26.4 million and $33.2 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2015	$35.1
2016	31.3
2017	27.1
2018	19.4
2019	11.3
2020 and thereafter	50.8
Total operating lease obligations	175.0
Less: Future sublease rental income on noncancelable leases	5.8
Total future minimum lease payments	$169.2

Capital Leases

We lease buildings and hardware storage equipment under capital leases. As of December 31, 2014 and 2013, these leases had a gross asset balance of $54.5 million and $42.3 million and accumulated depreciation of $17.0 million and $16.1 million, respectively. Depreciation expense for the years ended December 31, 2014, 2013 and 2012 was $11.8 million, $9.3 million and $7.0 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2015	$6.2
2016	5.3
2017	2.4
2018	0.6
2019	—
Total	14.5
Less: Amounts representing interest	0.3
Net present value of minimum lease payments	$14.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2014

	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$884.2	$(309.9)	$574.3
Reclassification adjustment for gains included in net income (1)	(66.2)	23.1	(43.1)
Adjustments for assumed changes in amortization patterns	(63.4)	22.2	(41.2)
Adjustments for assumed changes in policyholder liabilities	(352.3)	123.5	(228.8)
Net unrealized gains on available-for-sale securities	402.3	(141.1)	261.2

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	102.2	(35.8)	66.4
Adjustments for assumed changes in amortization patterns	(4.7)	1.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	(2.2)	0.7	(1.5)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	95.3	(33.4)	61.9

Net unrealized gains on derivative instruments during the period	100.3	(35.1)	65.2
Reclassification adjustment for gains included in net income (3)	(3.6)	1.2	(2.4)
Adjustments for assumed changes in amortization patterns	(12.8)	4.5	(8.3)
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Net unrealized gains on derivative instruments	87.1	(30.5)	56.6

Foreign currency translation adjustment	(5.3)	1.6	(3.7)

Unrecognized postretirement benefit obligation during the period	(26.7)	9.3	(17.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	14.5	(5.1)	9.4
Net unrecognized postretirement benefit obligation	(12.2)	4.2	(8.0)

Other comprehensive income	$567.2	$(199.2)	$368.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2013

	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,520.2)	$533.0	$(987.2)
Reclassification adjustment for losses included in net income (1)	59.6	(20.8)	38.8
Adjustments for assumed changes in amortization patterns	252.8	(88.5)	164.3
Adjustments for assumed changes in policyholder liabilities	471.8	(165.4)	306.4
Net unrealized losses on available-for-sale securities	(736.0)	258.3	(477.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	22.0	(7.6)	14.4
Adjustments for assumed changes in amortization patterns	(14.4)	5.1	(9.3)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	7.6	(2.5)	5.1

Net unrealized losses on derivative instruments during the period	(46.3)	16.2	(30.1)
Reclassification adjustment for losses included in net income (3)	5.0	(1.8)	3.2
Adjustments for assumed changes in amortization patterns	10.9	(3.8)	7.1
Adjustments for assumed changes in policyholder liabilities	20.5	(7.2)	13.3
Net unrealized losses on derivative instruments	(9.9)	3.4	(6.5)

Foreign currency translation adjustment	1.6	(1.6)	—

Unrecognized postretirement benefit obligation during the period	426.7	(149.3)	277.4
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	84.9	(29.7)	55.2
Net unrecognized postretirement benefit obligation	511.6	(179.0)	332.6

Other comprehensive loss	$(225.1)	$78.6	$(146.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2012

	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,475.4	$(513.3)	$962.1
Reclassification adjustment for losses included in net income (1)	111.6	(39.1)	72.5
Adjustments for assumed changes in amortization patterns	(169.0)	59.1	(109.9)
Adjustments for assumed changes in policyholder liabilities	(645.5)	226.1	(419.4)
Net unrealized gains on available-for-sale securities	772.5	(267.2)	505.3

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	(17.3)	6.1	(11.2)
Adjustments for assumed changes in amortization patterns	4.0	(1.6)	2.4
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	(10.1)	3.4	(6.7)

Net unrealized losses on derivative instruments during the period	(25.9)	9.2	(16.7)
Reclassification adjustment for gains included in net income (3)	(2.5)	0.9	(1.6)
Adjustments for assumed changes in amortization patterns	25.9	(9.1)	16.8
Adjustments for assumed changes in policyholder liabilities	(70.0)	24.5	(45.5)
Net unrealized losses on derivative instruments	(72.5)	25.5	(47.0)

Foreign currency translation adjustment	(14.7)	5.7	(9.0)

Unrecognized postretirement benefit obligation during the period	(245.7)	86.0	(159.7)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	49.6	(17.3)	32.3
Net unrecognized postretirement benefit obligation	(196.1)	68.7	(127.4)

Other comprehensive income	$479.1	$(163.9)	$315.2

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.

(2)
Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.

(3)	See Note 6, Derivative Financial Instruments – Cash Flow Hedges, for further details.

(4)
Pre-tax amortization of prior service cost and actuarial loss included in net periodic benefit cost, which is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits – Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income

	(in millions)
Balances at January 1, 2012	$768.7	$(165.2)	$74.1	$12.1	$(361.1)	$328.6
Other comprehensive loss
during the period, net of
adjustments	432.8	(6.7)	(45.4)	(10.2)	(159.7)	210.8
Amounts reclassified to AOCI	72.5	—	(1.6)	—	32.3	103.2
Other comprehensive income	505.3	(6.7)	(47.0)	(10.2)	(127.4)	314.0
Balances at December 31, 2012	1,274.0	(171.9)	27.1	1.9	(488.5)	642.6
Other comprehensive loss
during the period, net of
adjustments	(516.5)	—	(9.7)	(0.4)	277.4	(249.2)
Amounts reclassified to AOCI	38.8	5.1	3.2	—	55.2	102.3
Other comprehensive loss	(477.7)	5.1	(6.5)	(0.4)	332.6	(146.9)
Balances at December 31, 2013	796.3	(166.8)	20.6	1.5	(155.9)	495.7
Pension plan transfer due to
change in sponsorship	—	—	—	—	221.7	221.7
Other comprehensive income
during the period, net of
adjustments	304.3	—	59.0	(2.4)	(17.4)	343.5
Amounts reclassified to AOCI	(43.1)	61.9	(2.4)	—	9.4	25.8
Other comprehensive income	261.2	61.9	56.6	(2.4)	(8.0)	369.3
Balances at December 31, 2014	$1,057.5	$(104.9)	$77.2	$(0.9)	$57.8	$1,086.7

Noncontrolling Interest

Interests held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our consolidated entities maintain an equity interest that is redeemable at the option of the holder, which may be exercised on varying dates. Since redemption of the noncontrolling interest is outside of our control, this interest is presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.” If the interest were to be redeemed, we would be required to purchase such interest at a redemption value based on fair value or a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. As such, the carrying value of the redeemable noncontrolling interest is compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option are determined after the attribution of net income or loss of the subsidiary and are recognized in the redemption value as they occur. Adjustments to the carrying value of redeemable noncontrolling interest result in adjustments to additional paid-in capital and/or retained earnings. Adjustments are recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeds its fair value. All other adjustments to the redeemable noncontrolling interest are recorded in additional paid-in capital.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance at January 1, 2012	$22.2
Net income attributable to redeemable noncontrolling interest	1.0
Distributions to redeemable noncontrolling interest	(1.2)
Foreign currency translation adjustment	1.2
Balance at December 31, 2012	23.2
Net income attributable to redeemable noncontrolling interest	13.6
Reclassification from stockholder's equity (1)	166.7
Distributions to redeemable noncontrolling interest	(13.0)
Change in redemption value of redeemable noncontrolling interest	17.8
Foreign currency translation adjustment	0.4
Balance at December 31, 2013	208.7
Net income attributable to redeemable noncontrolling interest	9.7
Distributions to redeemable noncontrolling interest	(14.9)
Purchase of subsidiary shares from redeemable noncontrolling interest (2)	(215.7)
Change in redemption value of redeemable noncontrolling interest	34.6
Foreign currency translation adjustment	(1.3)
Balance at December 31, 2014	$21.1

(1)
During the third quarter of 2013, we identified a classification error of certain of our noncontrolling interests. The classification error had no impact on net income. We evaluated the classification error based on qualitative and quantitative factors in accordance with SEC Staff Accounting Bulletins 99 and 108 and concluded the impact was not material in the current or any prior quarterly or annual periods presented. During the third quarter of 2013, we recorded a $166.7 million increase to redeemable noncontrolling interest and a corresponding decrease to stockholder’s equity.

(2)	During the third quarter of 2014 we increased our ownership stake in Columbus Circle Investors.
Dividend Limitations
Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2014 statutory results, we could pay approximately $615.2 million in stockholder dividends in 2015 without exceeding the statutory limitation.
15. Fair Value Measurements
We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type insurance contracts, are excluded from these fair value disclosure requirements.
Valuation Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

•
Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities include certain assets and liabilities priced using broker quotes or other valuation methods that utilize at least one significant unobservable input. These include fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives, embedded derivatives and equity method real estate investments for which the fair value option was elected.

Determination of Fair Value
The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2014.
Fixed Maturities
Fixed maturities include bonds, redeemable preferred stock, ABS and certain nonredeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.
When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.
If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2014, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.
The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.
U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.
States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.
RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.
Equity Securities
Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.
Derivatives
The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of derivative instruments cleared through centralized clearinghouses are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap curve in their valuation. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.
Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.
Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.
Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.
Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Other Investments
Other investments reported at fair value include seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method real estate investments for which the fair value option was elected.
The fair value of seed money and other investment funds is determined using the NAV of the fund. The NAV of the funds represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the NAV is published are reflected in Level 1. Seed money investments in mutual funds in markets that do not have a published NAV and other investment funds, which are relatively illiquid due to restrictions on sale, are reflected in Level 2.
Commercial mortgage loans of consolidated VIEs and equity method real estate investments for which the fair value option was elected are reflected in Level 3. Fair value of the commercial mortgage loans is computed utilizing a discount rate based on the current market. The market discount rate is then adjusted based on various factors that differentiate it from our pool of loans. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes various public real estate market data inputs. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.
Cash and Cash Equivalents
Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.
Separate Account Assets
Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.
Investment-Type Insurance Contracts
Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.
The assumption for our own non-performance risk for investment-type insurance contracts and any embedded derivatives bifurcated from certain annuity and investment-type insurance contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.
Other Liabilities
Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. These obligations are valued either based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2, or broker quotes, which are reflected in Level 3.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	December 31, 2014
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,110.7	$709.4	$401.3	$—
Non-U.S. governments	446.6	—	436.3	10.3
States and political subdivisions	4,176.2	—	4,176.2	—
Corporate	28,914.7	40.2	28,685.9	188.6
Residential mortgage-backed securities	2,805.2	—	2,805.2	—
Commercial mortgage-backed securities	3,975.5	—	3,975.5	—
Collateralized debt obligations	504.1	—	439.9	64.2
Other debt obligations	4,616.4	—	4,552.7	63.7
Total fixed maturities, available-for-sale	46,549.4	749.6	45,473.0	326.8
Fixed maturities, trading	400.3	—	260.6	139.7
Equity securities, available-for-sale	108.9	53.4	51.4	4.1
Equity securities, trading	191.6	2.0	189.6	—
Derivative assets (1)	650.8	—	597.1	53.7
Other investments (2)	239.6	—	112.4	127.2
Cash equivalents (3)	284.5	—	284.5	—
Sub-total excluding separate account assets	48,425.1	805.0	46,968.6	651.5

Separate account assets	94,328.4	73,181.4	15,289.5	5,857.5
Total assets	$142,753.5	$73,986.4	$62,258.1	$6,509.0

Liabilities
Investment-type insurance contracts (4)	$(155.9)	$—	$—	$(155.9)
Derivative liabilities (1)	(763.8)	—	(728.3)	(35.5)
Other liabilities (4)	(310.1)	—	(243.8)	(66.3)
Total liabilities	$(1,229.8)	$—	$(972.1)	$(257.7)

Net assets	$141,523.7	$73,986.4	$61,286.0	$6,251.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2013
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$769.7	$398.6	$371.1	$—
Non-U.S. governments	523.6	—	511.9	11.7
States and political subdivisions	3,632.4	—	3,630.6	1.8
Corporate	29,217.2	40.3	29,062.1	114.8
Residential mortgage-backed securities	2,823.6	—	2,823.6	—
Commercial mortgage-backed securities	4,026.4	—	4,024.8	1.6
Collateralized debt obligations	363.4	—	325.6	37.8
Other debt obligations	4,167.8	—	4,083.7	84.1
Total fixed maturities, available-for-sale	45,524.1	438.9	44,833.4	251.8
Fixed maturities, trading	358.5	—	188.6	169.9
Equity securities, available-for-sale	102.6	34.6	51.1	16.9
Equity securities, trading	169.7	8.7	161.0	—
Derivative assets (1)	651.1	—	576.9	74.2
Other investments (2)	279.3	—	136.4	142.9
Cash equivalents (3)	1,160.5	—	1,160.5	—
Sub-total excluding separate account assets	48,245.8	482.2	47,107.9	655.7

Separate account assets	83,790.3	65,599.5	13,092.9	5,097.9
Total assets	$132,036.1	$66,081.7	$60,200.8	$5,753.6

Liabilities
Investment-type insurance contracts (4)	$9.5	$—	$—	$9.5
Derivative liabilities (1)	(1,017.3)	—	(977.7)	(39.6)
Other liabilities (4)	(322.1)	—	(248.2)	(73.9)
Total liabilities	$(1,329.9)	$—	$(1,225.9)	$(104.0)

Net assets	$130,706.2	$66,081.7	$58,974.9	$5,649.6

(1)
Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.

(2)	Primarily includes seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method investments reported at fair value.

(3)	Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.

(4)
Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

	For the year ended December 31, 2014
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2013	(1)	income	(4)	Level 3	Level 3	2014	held (1)

	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$11.7	$—	$(0.2)	$(1.2)	$—	$—	$10.3	$—
States and political
subdivisions	1.8	—	—	(0.1)	—	(1.7)	—	—
Corporate	114.8	(1.4)	(1.5)	48.0	46.6	(17.9)	188.6	(1.3)
Commercial
mortgage-backed
securities	1.6	(1.2)	1.3	(6.0)	6.8	(2.5)	—	—
Collateralized
debt obligations	37.8	—	0.4	46.1	3.9	(24.0)	64.2	—
Other debt
obligations	84.1	—	1.4	7.9	—	(29.7)	63.7	—
Total fixed
maturities,
available-for-sale	251.8	(2.6)	1.4	94.7	57.3	(75.8)	326.8	(1.3)
Fixed maturities,
trading	169.9	9.9	—	(40.1)	—	—	139.7	1.2
Equity securities,
available-for-sale	16.9	4.2	2.8	(20.0)	0.2	—	4.1	(0.3)
Derivative assets	74.2	(32.0)	—	11.5	—	—	53.7	(32.0)
Other investments	142.9	15.7	—	(31.4)	—	—	127.2	15.7
Separate account
assets (2)	5,097.9	653.5	—	115.6	4.4	(13.9)	5,857.5	608.4

Liabilities
Investments-type
insurance
contracts	9.5	(190.2)	—	24.8	—	—	(155.9)	(190.6)
Derivative liabilities	(39.6)	3.9	(0.4)	0.6	—	—	(35.5)	(0.9)
Other liabilities (3)	(73.9)	(1.4)	—	9.0	—	—	(66.3)	(0.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2013
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2012	(1)	income	(4)	Level 3	Level 3	2013	held (1)

	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$12.9	$—	$—	$(1.2)	$—	$—	$11.7	$—
States and political
subdivisions	1.9	—	—	(0.1)	—	—	1.8	—
Corporate	117.8	(11.4)	2.2	(15.2)	105.3	(83.9)	114.8	(8.6)
Commercial
mortgage-backed
securities	—	—	(0.1)	(0.7)	2.4	—	1.6	—
Collateralized
debt obligations	77.6	2.1	7.2	(56.0)	31.7	(24.8)	37.8	—
Other debt
obligations	14.7	(0.3)	2.8	34.9	32.0	—	84.1	(0.3)
Total fixed
maturities,
available-for-sale	224.9	(9.6)	12.1	(38.3)	171.4	(108.7)	251.8	(8.9)
Fixed maturities,
trading	166.8	3.0	—	0.1	—	—	169.9	3.1
Equity securities,
available-for-sale	15.3	(0.2)	1.8	—	—	—	16.9	(0.2)
Derivative assets	73.3	(20.7)	—	21.6	—	—	74.2	(19.8)
Other investments	113.9	11.2	—	17.8	—	—	142.9	11.2
Separate account
assets (2)	4,450.7	585.2	—	55.8	12.7	(6.5)	5,097.9	556.1

Liabilities
Investments-type
insurance
contracts	(148.1)	143.4	—	14.2	—	—	9.5	141.1
Derivative liabilities	(101.7)	54.4	(0.1)	7.8	—	—	(39.6)	53.9
Other liabilities (3)	(39.6)	(34.3)	—	—	—	—	(73.9)	(34.3)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2012
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2011	(1)	income	(4)	Level 3	Level 3	2012	held (1)

	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$—	$—	$(0.5)	$(1.1)	$14.5	$—	$12.9	$—
States and political
subdivisions	—	—	0.2	(0.1)	1.8	—	1.9	—
Corporate	239.2	(8.8)	22.7	(77.6)	79.7	(137.4)	117.8	(2.2)
Collateralized
debt obligations	102.5	(3.3)	5.1	4.5	—	(31.2)	77.6	—
Other debt
obligations	27.3	(2.2)	0.5	(26.2)	15.3	—	14.7	(2.2)
Total fixed
maturities,
available-for-sale	369.0	(14.3)	28.0	(100.5)	111.3	(168.6)	224.9	(4.4)
Fixed maturities,
trading	220.8	3.2	—	(66.7)	9.5	—	166.8	(4.4)
Equity securities,
available-for-sale	18.0	(0.3)	(2.4)	—	—	—	15.3	—
Derivative assets	59.0	10.8	—	3.5	—	—	73.3	12.0
Other investments	97.5	2.1	—	14.3	—	—	113.9	2.2
Separate account
assets (2)	4,049.0	423.2	—	(21.2)	1.6	(1.9)	4,450.7	414.6

Liabilities
Investments-type
insurance
contracts	(171.8)	37.4	—	(13.7)	—	—	(148.1)	34.5
Derivative liabilities	(177.1)	36.0	1.3	38.1	—	—	(101.7)	34.4
Other liabilities (3)	(24.2)	(23.5)	—	8.1	—	—	(39.6)	(20.2)

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.

(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

(3)	Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.

(4)	Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2014
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	79.3	(23.6)	—	(7.7)	48.0
Commercial mortgage-backed securities	—	(5.8)	—	(0.2)	(6.0)
Collateralized debt obligations	61.3	—	—	(15.2)	46.1
Other debt obligations	19.2	—	—	(11.3)	7.9

Total fixed maturities, available-for-sale	159.8	(29.4)	—	(35.7)	94.7
Fixed maturities, trading	—	(10.0)	—	(30.1)	(40.1)
Equity securities, available-for-sale	—	(20.0)	—	—	(20.0)
Derivative assets	11.8	(0.3)	—	—	11.5
Other investments	0.2	—	—	(31.6)	(31.4)
Separate account assets (5)	537.6	(330.5)	(331.8)	240.3	115.6

Liabilities
Investment-type insurance contracts	—	—	20.7	4.1	24.8
Derivative liabilities	(1.5)	2.1	—	—	0.6
Other liabilities	—	9.0	—	—	9.0

	For the year ended December 31, 2013
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	18.0	(17.0)	—	(16.2)	(15.2)
Commercial mortgage-backed securities	—	—	—	(0.7)	(0.7)
Collateralized debt obligations	17.0	(47.4)	—	(25.6)	(56.0)
Other debt obligations	37.8	—	—	(2.9)	34.9
Total fixed maturities, available-for-sale	72.8	(64.4)	—	(46.7)	(38.3)
Fixed maturities, trading	—	—	—	0.1	0.1
Derivative assets	22.1	(0.5)	—	—	21.6
Other investments	30.2	—	—	(12.4)	17.8
Separate account assets (5)	276.0	(170.8)	(21.8)	(27.6)	55.8

Liabilities
Investment-type insurance contracts	—	—	10.9	3.3	14.2
Derivative liabilities	(3.4)	11.2	—	—	7.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2012
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.1)	$(1.1)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	0.3	(65.2)	—	(12.7)	(77.6)
Collateralized debt obligations	5.1	(1.1)	—	0.5	4.5
Other debt obligations	—	—	—	(26.2)	(26.2)
Total fixed maturities, available-for-sale	5.4	(66.3)	—	(39.6)	(100.5)
Fixed maturities, trading	—	(24.6)	—	(42.1)	(66.7)
Derivative assets	3.7	(0.2)	—	—	3.5
Other investments	34.0	—	—	(19.7)	14.3
Separate account assets (5)	134.8	(120.8)	(208.4)	173.2	(21.2)

Liabilities
Investment-type insurance contracts	—	—	(16.6)	2.9	(13.7)
Derivative liabilities	(3.9)	42.0	—	—	38.1
Other liabilities	—	8.1	—	—	8.1

(5)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.
Transfers
Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels are summarized below.

	For the year ended December 31, 2014
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-
sale:
States and political subdivisions	$—	$—	$—	$—	$—	$1.7
Corporate	—	—	—	46.6	—	17.9
Commercial mortgage-backed
securities	—	—	—	6.8	—	2.5
Collateralized debt obligations	—	—	—	3.9	—	24.0
Other debt obligations	—	—	—	—	—	29.7
Total fixed maturities,
available-for-sale	—	—	—	57.3	—	75.8
Equity securities, available-for-
sale	—	—	—	0.2	—	—
Separate account assets	33.0	—	71.3	4.4	—	13.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the year ended December 31, 2013
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$105.3	$—	$83.9
Commercial mortgage-backed
securities	—	—	—	2.4	—	—
Collateralized debt obligations	—	—	—	31.7	—	24.8
Other debt obligations	—	—	—	32.0	—	—
Total fixed maturities,
available-for-sale	—	—	—	171.4	—	108.7
Separate account assets	253.9	0.1	15.5	12.6	—	6.5

	For the year ended December 31, 2012
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$—	$—	$—	$14.5	$—	$—
States and political subdivisions	—	—	—	1.8	—	—
Corporate	—	—	—	79.7	—	137.4
Collateralized debt obligations	—	—	—	—	—	31.2
Other debt obligations	—	—	—	15.3	—	—
Total fixed maturities,
available-for-sale	—	—	—	111.3	—	168.6
Fixed maturities, trading	—	—	—	9.5	—	—
Separate account assets	3,255.7	0.3	205.5	1.3	—	1.9

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.
We had significant transfers of separate account assets between Level 1 and Level 2, primarily related to foreign equity securities. When these securities are valued at the local close price of the exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.
Assets transferred into Level 3 during 2014, 2013 and 2012, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.
Assets transferred out of Level 3 during 2014, 2013 and 2012, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$10.3	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	83.0	Discounted cash flow	Discount rate (1)	1.8%-6.7%	4.0%
			Comparability adjustment	0bps-1bps	0bps
			Illiquidity premium	0bps-25bps	13bps
Collateralized debt obligations	12.7	Discounted cash flow	Discount rate (1)	2.7%-17.1%	6.1%
			Probability of default	0%-100%	23.5%
			Potential loss severity	0%-70%	16.4%
Other debt obligations	49.3	Discounted cash flow	Discount rate (1)	1.4%-5.0%	2.3%
			Illiquidity premium	0bps-1,000bps	175bps
Fixed maturities, trading	15.2	Discounted cash flow	Discount rate (1)	1.8%-126.9%	3.5%
			Illiquidity premium	200bps- 1,400bps	460bps
	100.4	See note (2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Other investments	35.0	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	4.2%	4.2%
			Illiquidity premium	76bps	76bps
	92.2	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.3%-8.0%	7.6%
			Terminal capitalization rate	5.5%-6.8%	6.1%
			Average market rent growth rate	3.3%-3.7%	3.5%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	34.2%-58.9%	46.5%
			Credit spread rate	1.8%-2.0%	1.9%
Separate account assets	5,857.4	Discounted cash flow - mortgage loans	Discount rate (1)	1.1%-6.9%	3.2%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	70bps-632bps	221bps
		Discounted cash flow - real estate	Discount rate (1)	6.0%-24.6%	7.4%
			Terminal capitalization rate	4.5%-9.5%	6.4%
			Average market rent growth rate	1.3%-4.4%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.8%-64.1%	46.5%
			Credit spread rate	2.1%-4.8%	3.4%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

December 31, 2014
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

(in millions)
Liabilities
Investment-type insurance contracts	(155.9)	Discounted cash flow	Long duration interest rate	2.6%-2.7% (3)
			Long-term equity market volatility	18.4%-39.5%
			Non-performance risk	0.1%-1.4%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)
Derivative liabilities	(19.3)	See note (2)
Other liabilities	(66.3)	See note (2)

	December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$11.7	Discounted cash flow	Discount rate (1)	2.0%	2.0%
			Illiquidity premium	50 bps	50bps
Corporate	70.1	Discounted cash flow	Discount rate (1)	1.9%-7.7%	4.4%
			Earnings before interest, taxes, depreciation and amortization multiple	0x-4.5x	0.2x
			Comparability adjustment	0bps-125bps	43bps
			Probability of default	0%-100%	5.4%
			Potential loss severity	0%-16%	0.9%
			Illiquidity premium	0bps-25bps	15bps
Commercial mortgage-backed	1.6	Discounted cash	Discount rate (1)	1.5%-4.5%	1.5%
securities		flow
Collateralized debt obligations	13.6	Discounted cash flow	Discount rate (1)	1.5%	1.5%
			Illiquidity premium	400bps	400bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Other debt obligations	33.6	Discounted cash flow	Discount rate (1)	2.0%-15.0%	6.7%
			Illiquidity premium	0bps-50bps	11bps
Fixed maturities, trading	36.3	Discounted cash flow	Discount rate (1)	1.6%-83.0%	3.4%
			Illiquidity premium	0bps-1,400bps	370bps
	110.4	See note (2)
Other investments	68.1	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	4.8%	4.8%
			Illiquidity premium	94bps	94bps
	74.8	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.8%-8.1%	7.9%
			Terminal capitalization rate	5.5%-6.8%	6.1%
			Average market rent growth rate	3.5%-3.6%	3.6%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	40.5%-61.0%	50.7%
			Credit spread rate	1.5%-2.0%	1.8%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Separate account assets	5,090.4	Discounted cash flow - mortgage loans	Discount rate (1)	0.6%-5.6%	3.3%
			Illiquidity premium	0bps-60bps	12bps
			Credit spread rate	32bps-440bps	214bps
		Discounted cash flow - real estate	Discount rate (1)	6.0%-16.0%	7.6%
			Terminal capitalization rate	4.5%-9.0%	6.6%
			Average market rent growth rate	2.4%-4.7%	3.0%
		Discounted cash flow - real estate debt	Loan to value	11.0%-55.9%	50.3%
			Credit spread rate	1.5%-5.2%	3.3%

Liabilities
Investment-type insurance contracts	9.5	Discounted cash flow	Long duration interest rate	3.8%-3.9% (3)
			Long-term equity market volatility	18.4%-40.1%
			Non-performance risk	0.2%-1.2%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)
Derivative liabilities	(19.9)	See note (2)
Other liabilities	(73.9)	See note (2)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Relates to a consolidated collateralized private investment vehicle that is a VIE. Fixed maturities, trading represents the underlying collateral of the investment structure and consists of high-grade fixed maturity investments, which are over-collateralized based on outstanding notes priced at par. The derivative liability represents credit default swaps that are valued using a correlation model to the credit default swap (“CDS”) Index (“CDX”) and inputs to the valuation are based on observable market data such as the end of period swap curve, CDS constituents of the index and spread levels of the index, as well as CDX tranche spreads. The value of the obligations, which are due at maturity or termination of the trust, reflect the third parties’ interest in the investment structure.

(3)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between observable 20 and 30-year swap rates.

(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Embedded derivatives can be either assets or liabilities within the investment-type insurance contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment-type insurance contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets are measured at fair value on a nonrecurring basis. During 2014, certain mortgage loans had been marked to fair value of $68.1 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $10.0 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2014 were:
Discount rate = 8.8% - 11.0%
Terminal capitalization rate = 7.3% - 9.0%
Average market rent growth = 2.0% - 10.9%
During 2014, certain real estate had been written down to fair value of $22.3 million. This write down resulted in a loss of $6.2 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2014 were:
Discount rate = 9.6% - 11.8%
Terminal capitalization rate = 8.3% - 8.5%
Average market rent growth = 3.0% - 3.6%
During 2013, certain mortgage loans had been marked to fair value of $151.5 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $28.5 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2013 were:

Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 7.3% - 10.5%
Average market rent growth = 1.0% - 10.9%

During 2013, certain mortgage servicing rights had been marked to fair value of $7.3 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $1.3 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 4.3% for the year ended December 31, 2013.

During 2012, certain mortgage loans had been marked to fair value of $171.2 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $13.1 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2012 were:

Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 6.3% - 10.5%
Average market rent growth = 3.0% - 8.0%

During 2012, certain mortgage servicing rights had been marked to fair value of $7.0 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $0.4 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 3.1% for the year ended December 31, 2012.

During 2012, certain real estate had been written down to fair value of $5.0 million. This write down resulted in a loss of $0.1 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs that are not developed internally.

Fair Value Option

We elected fair value accounting for certain assets and liabilities of consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.

The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $35.0 million and $32.4 million as of December 31, 2014, and $68.1 million and $64.0 million as of December 31, 2013, respectively. The change in fair value of the loans resulted in a $(1.5) million, $0.2 million and $2.6 million pre-tax gain (loss) for the years ended December 31, 2014, 2013 and 2012, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. Interest income recorded on these commercial mortgage loans was $6.2 million, $5.7 million and $6.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $71.0 million and $132.8 million as of December 31, 2014, and $104.9 million and $174.4 million as of December 31, 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, the change in fair value of the obligations resulted in a pre-tax loss of $0.7 million, $32.8 million and $37.7 million, which includes a pre-tax loss of $2.4 million, $34.3 million and $37.4 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $3.0 million, $3.6 million and $5.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.
We invest in real estate ventures for the purpose of earning investment returns and for capital appreciation. We elected the fair value option for certain ventures that are subject to the equity method of accounting because the nature of the investments are to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties. These investments are reported with other investments in the consolidated statements of financial position. The changes in fair value are reported in net investment income on the consolidated statements of operations. The fair value of the equity method investments for which the fair value option has been elected was $92.2 million and $74.8 million as of December 31, 2014 and 2013, respectively. The change in fair value of the investments resulted in a $17.3 million, $11.0 million and $(0.4) million pre-tax gain (loss) for the years ended December 31, 2014, 2013 and 2012, respectively.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2014

			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$11,164.4	$11,703.0	$—	$—	$11,703.0
Policy loans	799.0	1,051.4	—	—	1,051.4
Other investments	108.5	108.9	—	81.0	27.9
Cash and cash equivalents	989.5	989.5	989.5	—	—
Investment-type insurance contracts	(28,383.7)	(28,430.7)	—	(5,455.4)	(22,975.3)
Short-term debt	(154.5)	(154.5)	—	(154.5)	—
Long-term debt	(82.3)	(82.3)	—	—	(82.3)
Separate account liabilities	(82,986.8)	(82,265.5)	—	—	(82,265.5)
Bank deposits	(1,979.7)	(1,985.5)	(1,343.8)	(641.7)	—
Cash collateral payable	(138.7)	(138.7)	(138.7)	—	—

	December 31, 2013

			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$10,819.2	$11,048.6	$—	$—	$11,048.6
Policy loans	830.1	933.1	—	—	933.1
Other investments	114.2	114.9	—	81.1	33.8
Cash and cash equivalents	911.1	911.1	911.1	—	—
Investment-type insurance contracts	(29,825.2)	(30,008.7)	—	(5,902.2)	(24,106.5)
Short-term debt	(292.4)	(292.4)	—	(292.4)	—
Long-term debt	(152.4)	(156.4)	—	(103.3)	(53.1)
Separate account liabilities	(73,492.5)	(72,780.1)	—	—	(72,780.1)
Bank deposits	(1,949.0)	(1,951.1)	(1,252.2)	(698.9)	—
Cash collateral payable	(21.0)	(21.0)	(21.0)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Mortgage Loans
Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.
Policy Loans
Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.
Other Investments
The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting expected cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of nonperforming loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value and are of a short-term nature. These are reflected in Level 2.
Cash and Cash Equivalents
Certain cash equivalents not reported at fair value include short-term investments with maturities of less than three months for which public quotations are not available to use in determining fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value, which are reflected in Level 2. The carrying amounts of the remaining cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value, which are reflected in Level 1 given the nature of cash.
Investment-Type Insurance Contracts
The fair values of our reserves and liabilities for investment-type insurance contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. These are reflected in Level 3. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.
Short-Term Debt
The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.
Long-Term Debt
Long-term debt primarily includes senior note issuances for which the fair values are determined using inputs that are observable in the market or that can be derived from or corroborated with observable market data. These are reflected in Level 2. Additionally, our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Separate Account Liabilities
Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.
Bank Deposits
The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.
Cash Collateral Payable
The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.
16. Statutory Insurance Financial Information
We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2014, our use of prescribed statutory accounting practices has resulted in higher statutory net income of $6.4 million relative to the accounting practices and procedures of the NAIC due to our accounting for derivatives that hedge some of our equity indexed products. In addition, as of December 31, 2014, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $150.2 million relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.
We cede certain term and universal life insurance statutory reserves to affiliated reinsurance entities on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2014, affiliated reinsurance entities assumed statutory reserves of $3,272.4 million from us. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2014, assets admitted under these practices totaled $1,129.0 million.
Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2014, we meet the minimum RBC requirements.
Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2014	2013	2012

	(in millions)
Statutory net income	$535.5	$607.9	$576.1
Statutory capital and surplus	4,202.1	4,142.2	3,944.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

17. Segment Information
We provide financial products and services through the following segments: Retirement and Investor Services, Principal Global Investors and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.
The Retirement and Investor Services segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.
The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third‑party clients.
The U.S. Insurance Solutions segment provides individual life insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, throughout the United States.
The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items. Results of our exited group medical insurance business are reported in this segment.
Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DAC and related actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, and revenue from our exited group medical insurance business. Segment operating revenues include operating revenues from real estate properties that qualify for discontinued operations. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.
The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.
The following tables summarize select financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2014	December 31, 2013

	(in millions)
Assets:
Retirement and Investor Services	$137,822.0	$128,021.9
Principal Global Investors	928.8	1,025.0
U.S. Insurance Solutions	21,382.2	19,895.6
Corporate	3,781.8	3,838.0
Total consolidated assets	$163,914.8	$152,780.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

	For the twelve months ended December 31,
	2014	2013	2012

	(in millions)
Operating revenues by segment:
Retirement and Investor Services	$4,799.7	$4,212.5	$4,321.0
Principal Global Investors	668.2	664.1	537.1
U.S. Insurance Solutions	3,257.5	3,097.7	2,983.1
Corporate	(99.9)	(109.9)	(91.7)
Total segment operating revenues	8,625.5	7,864.4	7,749.5
Net realized capital losses, net of related revenue adjustments	(9.6)	(299.2)	(21.2)
Exited group medical insurance business	0.2	2.0	25.3
Total revenues per consolidated statements of operations	$8,616.1	$7,567.2	$7,753.6
Operating earnings (loss) by segment, net of
related income taxes:
Retirement and Investor Services	$722.7	$613.3	$523.4
Principal Global Investors	103.4	87.0	66.9
U.S. Insurance Solutions	230.8	199.9	143.3
Corporate	(12.7)	(35.3)	(24.1)
Total segment operating earnings, net of related
income taxes	1,044.2	864.9	709.5
Net realized capital gains (losses), as adjusted (1)	(43.5)	(167.2)	14.8
Other after-tax adjustments (2)	(48.2)	(1.1)	(49.4)
Net income attributable to PLIC per consolidated statements
of operations	$952.5	$696.6	$674.9
(1) Net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$62.7	$(211.3)	$72.1
Certain derivative and hedging-related adjustments	(73.0)	(87.0)	(92.8)
Certain market value adjustments to fee revenues	—	—	(0.3)
Recognition of front-end fee revenue	0.7	(0.9)	(0.2)
Net realized capital losses, net of related revenue adjustments	(9.6)	(299.2)	(21.2)
Amortization of deferred acquisition costs and other actuarial balances	(49.6)	47.8	36.8
Capital gains distributed	(10.9)	(24.3)	(11.8)
Certain market value adjustments of embedded derivatives	4.8	18.4	(0.6)
Net realized capital losses associated with exited group
medical insurance business	—	—	0.2
Noncontrolling interest capital gains	(0.1)	0.1	(8.1)
Income tax effect	21.9	90.0	19.5
Net realized capital gains (losses), as adjusted	$(43.5)	$(167.2)	$14.8

(2)
For the year ended December 31, 2014, other after-tax adjustments included the negative effect resulting from (a) the impact of a court ruling on some uncertain tax positions ($47.5 million) and (b) losses associated with our exited group medical insurance business that does not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.7 million).

For the year ended December 31, 2013, other after-tax adjustments included the negative effect resulting from losses associated with our exited group medical insurance business that does not qualify for discontinued operations accounting treatment under U.S. GAAP.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

For the year ended December 31, 2012, other after-tax adjustments included the negative effect resulting from (a) a contribution made to The Principal Financial Group Foundation, Inc. ($39.8 million) and (b) losses associated with our exited group medical insurance business that does not qualify for discontinued operations accounting treatment under U.S. GAAP ($9.6 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Income tax expense by segment:
Retirement and Investor Services	$128.5	$139.2	$113.5
Principal Global Investors	56.3	48.3	37.0
U.S. Insurance Solutions	112.5	95.9	64.4
Corporate	(17.5)	(19.6)	(17.3)
Total segment income taxes from operating earnings	279.8	263.8	197.6
Tax benefit related to net realized capital losses, as adjusted	(21.9)	(90.0)	(19.5)
Tax expense benefit related to other after-tax adjustments	(14.9)	(0.6)	(26.6)
Total income taxes expense per consolidated statements of
operations	$243.0	$173.2	$151.5

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining operating earnings. Segment depreciation and amortization equates to depreciation and amortization included in our consolidated statements of operations.

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Investor Services	$27.5	$23.1	$21.2
Principal Global Investors	12.9	10.2	11.6
U.S. Insurance Solutions	16.7	13.7	14.1
Corporate	3.3	3.9	5.1
Total segment depreciation and amortization expense included in
operating earnings	60.4	50.9	52.0
Depreciation and amortization expense related to other
after-tax adjustments	—	1.4	6.1
Total depreciation and amortization expense included in our
consolidated statements of operations	$60.4	$52.3	$58.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

The following table summarizes operating revenues for our products and services:

	For the years ended December 31,
	2014	2013	2012

	(in millions)
Retirement and Investor Services:
Full-service accumulation	$1,559.5	$1,467.2	$1,353.7
Individual annuities	1,488.9	1,366.5	1,162.4
Bank and trust services	84.2	95.2	101.6
Eliminations	(13.4)	(12.6)	(11.3)
Total Accumulation	3,119.2	2,916.3	2,606.4
Investment only	308.1	341.0	431.6
Full-service payout	1,372.4	955.2	1,283.0
Total Guaranteed	1,680.5	1,296.2	1,714.6
Total Retirement and Investor Services	4,799.7	4,212.5	4,321.0
Principal Global Investors (1)	668.2	664.1	537.1
U.S. Insurance Solutions:
Individual life insurance	1,532.8	1,480.9	1,421.9
Specialty benefits insurance	1,724.7	1,616.8	1,561.2
Total U.S. Insurance Solutions	3,257.5	3,097.7	2,983.1
Corporate	(99.9)	(109.9)	(91.7)
Total operating revenues	$8,625.5	$7,864.4	$7,749.5
Total operating revenues	$8,625.5	$7,864.4	$7,749.5
Net realized capital losses, net of related revenue adjustments	(9.6)	(299.2)	(21.2)
Exited group medical insurance business	0.2	2.0	25.3
Total revenues per consolidated statements of
operations	$8,616.1	$7,567.2	$7,753.6
(1) Reflects inter-segment revenues of $276.5 million, $250.1 million and $214.3 million for the years ended December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

18. Stock‑Based Compensation Plans
As of December 31, 2014, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan (approved by PFG shareholders at the May 20, 2014, annual shareholder meeting), the Employee Stock Purchase Plan, the Long-Term Performance Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock Based Compensation Plans"). As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan or the Long-Term Performance Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.
For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2014	2013	2012

	(in millions)
Compensation cost	$41.2	$42.9	$34.8
Related income tax benefit	14.0	12.8	11.4
Capitalized as part of an asset	2.5	2.6	2.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of approved retirement.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2014	2013	2012

Expected volatility	53.2%	53.3%	70.0%
Expected term (in years)	6.5	6.5	6.0
Risk-free interest rate	2.0%	1.1%	1.1%
Expected dividend yield	2.50%	3.00%	2.55%
Weighted average estimated fair value	$18.89	$11.95	$13.95

We previously determined expected volatility based on, among other factors, historical volatility using daily price observations. Beginning with nonqualified stock options granted in 2013, we determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into the expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2014, there was $1.6 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.9 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on common equity, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2014, 2013 and 2012 were $44.88, $30.70 and $27.46, respectively.

As of December 31, 2014, there was $3.2 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.7 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2014

Restricted Stock Units
Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2014, 2013 and 2012 was $45.00, $30.80 and $27.45, respectively.

As of December 31, 2014, there was $31.5 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $8.94, $14.16 and $5.32 during 2014, 2013 and 2012, respectively.
19. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31

	(in millions)
2014
Total revenues	$2,472.5	$2,042.3	$2,074.1	$2,027.2
Total expenses	2,169.7	1,725.3	1,766.7	1,728.9
Net income	240.3	253.2	233.5	255.5
Net income attributable to PLIC	239.7	248.6	229.6	234.6

2013
Total revenues	$2,197.7	$1,779.0	$1,814.3	$1,776.2
Total expenses	1,971.5	1,531.3	1,587.0	1,590.0
Net income	182.3	195.8	182.4	153.7
Net income attributable to PLIC	175.2	191.5	178.9	151.0

PART C
OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the 9 years ended December 31, 2014 and the period ended December 31, 2005*

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm*
Statements of Assets and Liabilities, December 31, 2014*
Statements of Operations for the year ended December 31, 2014*
Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013*
Notes to Financial Statements*
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm*
Consolidated Statements of Financial Position at December 31, 2014, and 2013*
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012*
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012*
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012*
Notes to Consolidated Financial Statements*

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules*
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2014*
Schedule III - Supplementary Insurance Information as of December 31, 2014, 2013 and 2012 and for each of the years then ended*
Schedule IV - Reinsurance as of December 31, 2014, 2013 and 2012 and for each of the years then ended*

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor (filed with the Commission for 333-116220 on 06/07/2004 Accession No. 0000870786-04-000093)
	(3a)	Distribution Agreement dated 08/04/2015 (filed with the commission on 08/06/2015 Accession No. 0000009713-15-000107 )
	(3b)	Selling Agreement (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4a)	Form of Variable Annuity Contract (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4b)	Premium Payment Credit Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4c)	Fixed Account Endorsement (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4d)	Fixed DCA Account Endorsement (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4e)	GMWB Rider (PIB3) (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4f)	GMWB Rider (PIB10) (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4g)	IRA Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4h)	Roth IRA Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4i)	Simple IRA Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4j)	Pension Trust Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4k)	Waiver of Surrender Charge Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4l)	Contract Data Page (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4m)	Partial Annuitization Endorsement (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(5)	Form of Variable Annuity Application (filed with the Commission for 333-116220 on 05/02/2013 Accession No. 0000812797-13-000071)

(6a)	Articles of Incorporation of the Depositor (filed with the Commission for 333-116220 on 06/07/2004 Accession No. 0000870786-04-000093)
(6b)	Bylaws of Depositor (filed with the Commission for 333-116220 on 06/07/2004 Accession No. 0000870786-04-000093)
(8a1)	Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8a2)	AIM Variable Insurance Funds Amendment to Participation Agreement dated 04/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8a3)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8a4)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8a5)	AIM Advisors, Inc. First Amendment to the Administrative Services Agreement dated 04/30/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8a6)	AIM Advisors, Inc. Second Amendment & Joinder to the Administrative Services Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8a7)	Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8a8)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8a9)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8a10)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8b1)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8b2)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 1 dated 01/01/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8b3)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8b4)	AllianceBernstein Investment Research and Management, Inc. Master Administrative Services Agreement Letter dated 12/15/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8b5)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8c1)	Shareholder Services Agreement with American Century Investment Management Inc., as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8c2)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8c3)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8c4)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Services Agreement dated 03/20/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8c5)	Rule 22c-2 Agreement with American Century Investment Management Inc., (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8c6)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8d1)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8d2)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8d3)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8d4)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000045)
(8e1)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 *

(8e2)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 *
(8e3)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 *
(8f1)	Columbia Management Investment Distributors, Inc. Participation Agreement dated 04/28/2015 *
(8f2)	Columbia Management Investment Distributors, Inc. Services Agreement dated 05/01/2015 *
(8g1)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8g2)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8g3)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8g4)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 *
(8g5)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8h1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8h2)	Dreyfus Services Corporation Participation Agreement Amendment No. 2 dated 04/15/11 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8h3)	Dreyfus Services Corporation Participation Agreement Amendment No. 3 dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8h4)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8h5)	Dreyfus Services Corporation Administrative Services Agreement Amendment No. 2 and Joinder dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8h6)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(8h7)	Dreyfus Service Corporation 12b-1 Letter Agreement for Service Class Shares dated 03/26/2002 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8h8)	Dreyfus Service Corporation 12b-1 Letter Agreement Amendment No. 2 and Joinder dated 04/25/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8h9)	Dreyfus Service Corporation 22c-2 Supplement Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8i1)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8i2)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8i3)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8i4)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8i5)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8j1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8j2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8j3)	Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8j4)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8k1)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k2)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(8k3)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k4)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k5)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k6)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k7)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8k8)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k9)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k10)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k11)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k12)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8k13)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8k14)	Franklin Templeton Amendment to Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000045)
(8k15)	Franklin Templeton Amendment to Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000045)
(8l1)	Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8l2)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8l3)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8l4)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8l5)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8l6)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8l7)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8l8)	Rule 22c-2 Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8l9)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8m1)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 *
(8m2)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 *
(8m3)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 *
(8m4)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 *
(8n1)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8n2)
MFS Fund Distributors, Inc. Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(8n3)	MFS Fund Distributors, Inc. Administrative Services Letter Agreement dated 05/01/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(8n4)	Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8n5)	Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd 03/06/07– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8n6)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8o1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8o2)	Neuberger Berman Advisers Management Trust Fund Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8o3)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8o4)
Neuberger Berman Management LLC Distribution and Administrative Services Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(8o5)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8o6)	Neuberger Berman Advisers Management Trust Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8p1)	Participation Agreement with PIMCO Variable Insurance Trust dtd 03/09/09– (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 3/01/10 Accession No. 0000898745-10-000129)
(8p2)	PIMCO Participation Agreement Amendment and Novation dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8p3)	PIMCO Novation 1 dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8p4)	PIMCO Novation 2 dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8p5)
Administrative Services Agreement for Administrative Class Shares of PIMCO Variable Insurance Trust dtd 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 3/01/10 Accession No. 0000898745-10-000129)

(8p6)
Administrative Services Agreement for Administrative Class Shares of PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 3/01/10 Accession No. 0000898745-10-000129)

(8p7)	PIMCO Assignment and Amendment to Services Agreement dated 03/29/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8p8)	PIMCO Instrument of Accession and Amendment dated 08/29/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q1)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q2)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q3)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q4)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment Letter dated 06/17/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q5)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q6)	Principal Variable Contracts Funds, Inc. 12b-1 Letter dated 12/30/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q7)	Principal Variable Contracts Funds, Inc. 12b-1 Letter Amendment No. 1 dated 11/09/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q8)	Principal Variable Contracts Funds, Inc. Rule 22c-2 dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q9)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8q10)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000045)

(8r1)	Rydex Participation Agreement (see 8m1 through 8m4 above)
(8s1)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8s2)	Administrative Services Agreement with T. Rowe Equity Series Inc, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-06515)
(8s3)	T. Rowe Price Administrative Services Agreement Letter Amendment No. 2 dated 03/16/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8s4)	Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8s5)	Rule 22c-2 Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8t1)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8t2)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8t3)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8t4)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8t5)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8t6)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8t7)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8t8)	Van Eck Securities Corporation Service Agreement Amendment No.4 dated 05/01/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8t9)	Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8t10)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(9)	Opinion of Counsel (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
(10a)	Consent of Ernst & Young LLP *
(10b)
Powers of Attorney (filed with the commission on 05/02/2013 Accession No. 0000812797-13-000071, 02/23/2015 Accession No. 0000009713-15-000007, 04/29/2015 Accession No. 0000009713-15-000045, and filed herein)*

(10c)	Consent of Counsel -- N/A
(11)	Financial Statement Schedules *
* Filed Herein
** To be filed by amendment

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 520 Sandhill Ct. Marco Island, FL 34145	Director Member, Audit and Human Resources Committees
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit and Human Resources Committees
DANIEL J. HOUSTON The Principal Financial Group Des Moines, IA 50392	Director Principal Life: President and Chief Executive Officer
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee Principal Life: Chairman

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Chairman - Principal Financial Group - Asia
DAVID M. BLAKE(2)	Senior Executive Director and Head Global Fixed Income
ELIZABETH S. BRADY(2)	Senior Vice President and Chief Marketing Officer
NED A. BURMEISTER(2)	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON(2)	Vice President and Treasurer
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
NORA M. EVERETT(2)	President Retirement and Investor Services
AMY C. FRIEDRICH(2)	Senior Vice President, Specialty Benefits Division
PATRICK G. HALTER(2)	Senior Executive Director Principal Real Estate Investors
JULIA M. LAWLER(2)	Senior Executive Director - Multi-Asset Allocation
TERRANCE J. LILLIS(2)	Executive Vice President and Chief Financial Officer
GREGORY A. LINDE(2)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
BARBARA A. MCKENZIE(2)	Senior Executive Director and Chief Operating Officer - Boutique Operations (PGI)
DENNIS J. MENKEN(2)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Investor Services
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(2)	Senior Executive Director - Strategy and Boutique Operations (PGI)
DEANNA D. STRABLE(2)	President - U.S. Insurance Solutions
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
ROBERTO WALKER(3)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of January 1, 2015 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(January 1, 2015)

PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments Ltd.*#	Cayman Islands	66
-->Claritas Participacoes S.A.*#	Brazil	81
-->Claritas Administracao de Recursos LTDA *#	Brazil	77
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero *#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Global Investors Holding Company, Inc.*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Investors (Europe) Limited*#	United Kingdom	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) Ltd.*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->PGI Origin Holding Company Ltd.*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	74
-->PGI Finisterre Holding Company Ltd.	Wales/United Kingdom	100

-->Finisterre Holdings Limited *	Malta	54
-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	72
-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	95
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, Ltd.*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, Ltd.*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	59
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100
-->Liongate Capital Management Limited *	Malta	100

-->Liongate Capital Management (India) Private Limited *	India	100
-->Liongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	100
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal Edge Network Holdings, Inc.*#	Delaware	100
-->Principal Edge Network - Georgia, LLC*#	Delaware	100
-->Principal Edge Network - Dallas Ft. Worth, Inc.*#	Delaware	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond and Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of September 30, 2015

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Contracts	72
Personal Variable Contracts	13
Premier Variable Contracts	22
Flexible Variable Annuity Contract	22,273
Freedom Variable Annuity Contract	874
Freedom 2 Variable Annuity Contract	266
Investment Plus Variable Annuity Contract	65,855
Principal Lifetime Income Solutions	1,039
Principal Pivot Series Variable Annuity	486

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Deborah J. Barnhart	Director/Distribution (PPN)
The Principal Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary
The Principal Financial Group(1)

David J. Brown	Senior Vice President
The Principal Financial Group(1)

Teresa M. Button	Vice President and Treasurer
The Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
The Principal Financial Group(1)

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Scott A. Christensen	Chief Financial Officer
The Principal Financial Group(1)

Gregory B. Elming	Director
The Principal Financial Group(1)

Nora M. Everett	Director
The Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
The Principal Financial Group(1)

Curtis Hollebrands	AML Officer
The Principal Financial Group(1)

Kara Hoogensen	Chairman, President and Chief Executive Officer
The Principal Financial Group(1)

Julie LeClere	Senior Vice President/Managing Director
The Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
The Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
The Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
The Principal Financial Group(1)

Jeffrey A. Van Baale	Chief Information Officer
The Principal Financial Group(1)

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
The Principal Financial Group(1)

John Wetherell	Private Funds Chief Compliance Officer
The Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50392

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$45,854,616.07	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 22nd day of October, 2015.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman

Attest:

/s/ Clint Woods
Clint Woods
Vice President, Associate General Counsel, Governance Officer and Assistant Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman	Chairman of the Board	October 22, 2015
L. D. Zimpleman	Chairman

/s/ A. R. Sanders	Senior Vice President and Controller	October 22, 2015
A. R. Sanders	(Principal Accounting Officer)

/s/ T. J. Lillis	Executive Vice President	October 22, 2015
T. J. Lillis	and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	October 22, 2015
B. J. Bernard

(J. Carter-Miller)*	Director	October 22, 2015
J. Carter-Miller

(G. E. Costley)*	Director	October 22, 2015
G. E. Costley

(M.T. Dan)*	Director	October 22, 2015
M. T. Dan

(D. H. Ferro)*	Director	October 22, 2015
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	October 22, 2015
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	October 22, 2015
S. L. Helton

(R. C. Hochschild)*	Director	October 22, 2015
R. C. Hochschild

(D. J. Houston)*	Director	October 22, 2015
D. J. Houston	President and Chief Executive Officer

(B. C. Pickerell)*	Director	October 22, 2015
B. C. Pickerell

(E. E. Tallett)*	Director	October 22, 2015
E. E. Tallett

*By	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman

*
Pursuant to Powers of Attorney (Previously filed and Incorporated by Reference from Exhibit b(8b) to Registrant's Filing on Form N-4 on 05/02/2013 (Accession No. 0000812797-13-000071); on 02/23/2015 (Accession No. 0000009713-15-000007); on 04/29/2015 (Accession No. 0000009713-15-000045); and filed herein)